File  Nos. 33-69712/811-8052

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 23	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 49	☒

(Check appropriate box or boxes.)

SYMETRA SEPARATE ACCOUNT C

(Exact Name of Registrant)

Symetra Life Insurance Company

(Name of Depositor)

777 108th Ave NE, Suite 1200, Bellevue, WA	98004
(Address of Depositor’s Principal Executive Offices)	(Zip Code)

Depositor’s Telephone Number, including Area Code   (425) 256-8000

Name and Address of Agent for Service

Jacqueline M. Veneziani

777 108th Ave NE, Suite 1200

Bellevue, Washington 98004

(425) 256-5026

Approximate date of Proposed Public Offering . . . . . . . . . . As Soon as Practicable after Effective Date

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485
☒	On May 1, 2006, pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a) of Rule 485
☐	On pursuant to paragraph (a) of Rule 485

If appropriate, check the following:

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  Individual Flexible Premium Variable Annuity Contracts

Spinnaker®

Variable Annuity

issued by

SYMETRA SEPARATE ACCOUNT C

and

SYMETRA LIFE INSURANCE COMPANY

This prospectus describes an individual flexible premium deferred variable annuity contract, the Spinnaker Variable Annuity Contract, and contains important information. Please read it before investing and keep it on file for future reference. This prospectus does not constitute an offering in any jurisdiction in which the contract may not lawfully be sold.

Investment in a variable annuity contract is subject to risks, including the possible loss of principal. The contracts are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; and are not insured or guaranteed by the Federal Deposit Insurance Corporation, or any other government agency.

Neither the SEC nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Dated: May 1, 2006

AIM VARIABLE INSURANCE FUNDS

•  AIM V.I. Capital Appreciation Fund (Series II shares)

•  AIM V.I. Capital Development Fund (Series II shares)

•  AIM V.I. International Growth Fund (Series II shares)

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

•  American Century Investments VP Balanced Fund

•  American Century Investments VP International Fund

•  American Century Investments VP Value Fund

•  American Century Investments VP Ultra® Class II Fund

•  American Century Investments VP Large Company Value Class II Fund

•  American Century Investments VP Inflation Protection Class II Fund

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARES

DREYFUS INVESTMENT PORTFOLIOS ("Dreyfus IP")

•  Dreyfus IP - Technology Growth Portfolio - Initial Shares

DREYFUS STOCK INDEX FUND, INC. - SERVICE SHARES

FIDELITY® VARIABLE INSURANCE PRODUCTS

•  Fidelity VIP Contrafund® Portfolio - Initial Class

•  Fidelity VIP Equity-Income Portfolio - Initial Class

•  Fidelity VIP Growth & Income Portfolio - Initial Class

•  Fidelity VIP Mid Cap Portfolio - Service Class 2

•  Fidelity VIP Money Market Portfolio - Service Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

•  Franklin Small-Mid Cap Growth Securities Fund - Class 2

•  Franklin U.S. Government Fund - Class 2

•  Franklin Flex Cap Growth Securities Fund - Class 2

•  Franklin Small Cap Value Securities Fund - Class 2

•  Franklin Income Securities Fund - Class 2

•  Templeton Developing Markets Securities Fund - Class 2

•  Templeton Growth Securities Fund - Class 2

•  Templeton Global Income Securities Fund - Class 2

•  Mutual Shares Securities Fund - Class 2

J.P. MORGAN SERIES TRUST II

•  JPMorgan Mid Cap Value Portfolio

Spinnaker Prospectus

You can allocate your contract cash value to the Symetra Fixed Account (which credits a specified guaranteed interest rate) and/or to Symetra Separate Account C ("Separate Account"), which invests in the portfolios listed here. The portfolio prospectuses for each of the portfolios available through the Separate Account should be read in conjunction with this prospectus and, if not included with this prospectus, are available by request at no charge.

To learn more about the Spinnaker Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2006. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally part of the prospectus. You may request a free copy of the SAI, a paper copy of this prospectus, if you have received it in an electronic format, or a prospectus for any of the underlying portfolios, by calling us at 1-800-796-3872 or writing us at: PO Box 3882, Seattle, WA 98124-3882. The table of contents for the SAI can be found at the end of this prospectus. The SEC maintains a website at http://www.sec.gov that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically.

PIONEER VARIABLE CONTRACTS TRUST

•  Pioneer Emerging Markets VCT Portfolio - Class II Shares

•  Pioneer Equity Income VCT Portfolio - Class II Shares

•  Pioneer High Yield VCT Portfolio - Class II Shares

•  Pioneer Real Estate VCT Portfolio - Class II Shares

•  Pioneer Small Cap Value VCT Portfolio - Class II Shares

•  Pioneer Strategic Income VCT Portfolio - Class II Shares

PIMCO VARIABLE INSURANCE TRUST

•  PIMCO CommodityRealReturn Strategy Portfolio - Administrative Class Shares

•  PIMCO All Asset Portfolio - Advisor Class Shares

Spinnaker Prospectus

Optional Benefit Riders - Non-qualified Contracts	26

Non-qualified Contracts	26

Taxation of Annuity Payments	26

Exchanges	26

Diversification	26

Tax Withholding	27

7. ACCESS TO YOUR MONEY	27

Free Withdrawal Amount	27

Healthcare Confinement	27

Repetitive Withdrawals	27

Withdrawal Restrictions on TSA	27

Withdrawal Restrictions on Texas Optional Retirement Program ("Texas ORP")	27

Minimum Value Requirements	28

8. DEATH BENEFIT	28

Death During the Accumulation Phase	28

Basic Death Benefit	28

Calculation of Death Benefit	28

Payment of Death Benefit	28

Death During the Income Phase	29

Optional Death Benefits	29

Guaranteed Minimum Death Benefit - Annual Reset ("GMDB - Annual Reset")	29

Earnings Enhancement Benefit ("EEB")	29

Effects of Ownership Change	30

Limitation on Death Benefit	30

Beneficiary	30

9. OTHER INFORMATION	30

Symetra Life	30

Separate Account	30

Changes to the Separate Account	31

General Account	31

Distribution (Principal Underwriter)	31

Amendments to the Contract	31

Legal Proceedings	31

Right to Suspend Annuity Payments, Transfers, or Withdrawals	32

Reduction of Charges or Additional Amounts Credited	32

Website Information	32

Financial Statements	32

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION	32

APPENDIX A: CALCULATION OF EEB OPTIONAL DEATH BENEFIT	A-1

APPENDIX B: CONDENSED FINANCIAL INFORMATION	B-1

Spinnaker Prospectus

INDEX OF SPECIAL TERMS

We have used simple, clear language as much as possible in this prospectus. However, by the very nature of the contracts certain technical words or terms are unavoidable. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term.

Page
Accumulation Phase	1

Accumulation Unit	14

Annuitant	12

Annuity Date	12

Annuity Payments	12

Annuity Unit	14

Beneficiary	12

Contract Date	14

Contract Value	28

Symetra Fixed Account	21

Home Office	3

Income Phase	12

Joint Owner	12

NYSE	13

Net Investment Factor	14

Non-qualified	26

Owner	12

Portfolios	15

Purchase Payment	14

Qualified	25

Subaccount	15

Systematic Investing	14

Tax Deferral	12

You	12

Spinnaker Prospectus

SUMMARY

Topics in this Summary correspond to sections in the prospectus which discuss them in more detail.

THE ANNUITY CONTRACT

The prospectus describes generally applicable provisions of the annuity contract. You should refer to your contract for any variations required by your state. The provisions of your contract control if inconsistent with any of the provisions in the prospectus.

The annuity contract (the "contract") is an agreement between you, the owner, and Symetra Life Insurance Company ("Symetra Life", "we", and "us"). It is designed to help you invest on a tax-deferred basis and meet long-term financial goals, such as retirement funding. The contract provides for a guaranteed income or a death benefit. You should not buy the contract if you are looking for a short-term investment or if you cannot accept the risk of getting back less money than you put in.

You may divide your money among the available variable investment portfolios and a fixed account. The value of the portfolios can fluctuate up or down, based on the investment performance of the underlying investments. Your investment in the portfolios is not guaranteed and you may lose money. The Symetra Fixed Account offers an interest rate set and guaranteed by Symetra Life. Your choices for the various investment options are found in Section 4.

Like many annuities, the contract has an accumulation phase and an income phase. During the accumulation phase, you invest money in your contract. Earnings accumulate on a tax-deferred basis and are treated as income when you make a withdrawal. Your earnings or losses are based on the investment performance of the portfolios you selected and/or the interest rate earned on the Symetra Fixed Account. During the income phase, the payee (you or someone you choose) will receive payments from your annuity.

The amount of money you are able to accumulate in your contract during the accumulation phase will determine the amount of payments during the income phase.

ANNUITY PAYMENTS (INCOME PHASE)

You can select from one of four payment options. This selection cannot be changed once you switch to the income phase. However, switching to the income phase does not affect the available investment options. You can choose to have fixed or variable payments, or both. If you choose to have any part of your payments come from the portfolios, the dollar amount of your payments will usually go up or down.

PURCHASE

You can buy the contract with $2,000 or more under most circumstances. You can add $250 or more as often as you like during the accumulation phase. Any purchase payment in excess of $1 million dollars requires our prior approval. Lower limits apply to a contract purchased in connection with a retirement plan. Purchase payments can be as little as $100 if they are made automatically from your checking or savings account.

INVESTMENT OPTIONS

Currently, the separate account invests in 61portfolios. Depending upon market conditions, you can make or lose money in any of these portfolios. You may also allocate money to the Symetra Fixed Account which credits guaranteed interest rates. We reserve the right to add, combine, restrict or remove any portfolio available as an investment option under your contract.

CHARGES & EXPENSES

The contract has insurance features and investment features, and there are costs related to each.

We deduct insurance charges which equal 1.40% annually of the average daily net assets of each portfolio. The insurance charges include: mortality and expense risk charge, 1.25% annually, and asset related administration charge, 0.15% annually. These are not charged on money allocated to the Symetra Fixed Account.

Each contract year, we deduct an annual administration maintenance charge from your contract. Currently, we charge $30, however, we may raise this charge to $50 per contract year. This charge is waived if the value of your contract is $50,000 or more.

If you take more than 10% of your contract value out in a contract year, you may be assessed a contingent deferred sales charge. The amount of this charge depends upon the age of your contract, not on the age of each purchase payment. The charge is based upon the amount withdrawn and starts at 8% in the first contract year and decreases one percent each contract year until the ninth and later contract years when there is no charge.

A separate withdrawal charge equal to the lesser of $25 or 2% of the amount withdrawn may apply to each withdrawal after the first in a contract year.

You can transfer between investment options up to 12 times per contract year free of a transfer charge. Your transfers may be limited, however, by Symetra Life's market timing and excessive trading policies and procedures. A transfer charge equal to the lesser of $10 or 2% of the amount being transferred may apply to each additional transfer.

In a limited number of states there is a premium tax of up to 3.5%, depending upon the state. In this case, a premium tax charge for the payment of these taxes may be deducted.

For contracts issued on or after April 30, 2004, additional death benefit options are available. If you elect one or more of the optional death benefit riders, we will deduct an additional charge. This charge will vary depending upon which optional

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1

death benefit rider(s) you have elected. If you elect the Guaranteed Minimum Death Benefit - Annual Reset ("GMDB - Annual Reset") rider, we will deduct an additional charge which is equal, on an annual basis, to 0.20% of the average daily net assets of each portfolio. If you elect the Earnings Enhancement Benefit ("EEB") rider, we will deduct an additional charge which is equal, on an annual basis, to 0.15% of the average daily net assets of each portfolio and the Symetra Fixed Account.

There are also annual portfolio expenses which vary depending upon the portfolios you select. In 2005, these expenses ranged from 0.51% to 1.99%.

The Fee Table and Examples following this Summary show the various expenses you will incur directly and indirectly by investing in the contract. There are situations where all or some of the owner transaction expenses do not apply. See Section 5 - Charges & Expenses for a more detailed discussion.

TAXES

Generally, earnings and amounts equal to purchase payments made with pre-tax dollars are not taxed until you take them out. During the accumulation phase, taxable amounts generally come out first and are taxed as ordinary income. Exceptions may apply to contracts issued in connection with certain retirement plans. If you are younger than 59 1/2 when you take money out, you may be charged a 10% penalty on the taxable amount. During the income phase, annuity payments are considered partly a return of your original investment and partly earnings, and are taxed in the year received.

ACCESS TO YOUR MONEY

You may take money out at any time during the accumulation phase unless you are restricted by requirements of a retirement plan. Each contract year, you can take up to 10% of the contract value without paying a contingent deferred sales charge. Amounts in excess of 10% may be subject to a contingent deferred sales charge. This charge varies based on the age of your contract, not on the age of particular purchase payments. You may have to pay income taxes and tax penalties on any money you take out.

PERFORMANCE

The value of your contract will vary up or down depending upon the investment performance of the portfolios you choose. Past performance is not a guarantee of future results.

DEATH BENEFIT

If you die before moving to the income phase, we will pay a death benefit as described in Section 8 - Death Benefit. If your contract was purchased on or after April 30, 2004, there are two optional death benefits available for selection. You may elect none, one or both benefits at the time you purchase your contract.

Guaranteed Minimum Death Benefit - Annual Reset Rider ("GMDB - Annual Reset") resets the guaranteed minimum death benefit annually each contract anniversary until the oldest owner attains age 75. This rider is not available for Tax Sheltered Annuities ("TSA") or Deferred Compensation Plans ("457").

Earnings Enhancement Benefit Rider ("EEB") may add 25% or 40% (depending on the age of the oldest owner on the issue date of the contract) of your contract's earnings, if any, to the death benefit payable at your death. This rider is only available for non-qualified contracts.

OTHER INFORMATION

Right to Examine. If you cancel the contract within 10 days after receiving it (or any longer period that is required in your state), we will send your money back without assessing a contingent deferred sales charge. You will receive:

•  whatever your contract is worth on the day we receive your request which may be more or less than your original purchase payment;

•  a return of purchase payments; or

•  the greater of the two, depending on state law requirements or if your contract is an IRA or ROTH IRA.

Transactions. You can initiate transfers or withdrawals as desired or schedule them in advance under the following strategies:

•  Dollar Cost Averaging: You may elect to automatically transfer a set amount from any portfolio or the Symetra Fixed Account to any of the other portfolios monthly or quarterly. This feature attempts to achieve a lower average cost per unit over time.

•  Appreciation or Interest Sweep: If your contract value exceeds $10,000, you may elect to have interest from the Symetra Fixed Account or earnings from the Fidelity VIP Money Market Portfolio automatically swept monthly, quarterly, or annually into any other portfolio of your choice.

•  Portfolio Rebalancing: If your contract value exceeds $10,000, you may elect to have each portfolio rebalanced quarterly, semiannually, or annually to maintain your specified allocation percentages. The minimum contract value requirement is waived if a Symetra approved asset allocation program is used for portfolio rebalancing.

•  Repetitive Withdrawals: You may elect to receive monthly, quarterly, or annual checks during the accumulation phase. Any money you receive may result in contract charges, income taxes, and tax penalties.

Qualified Contracts. You may purchase the contract as an Individual Retirement Annuity ("IRA"), Roth IRA, Tax Sheltered Annuity ("TSA"), Roth TSA, or Deferred Compensation Plan ("457"), which we also refer to as qualified contracts because they are qualified to provide you certain tax deferral features under the Internal Revenue Code. You do not

Spinnaker Prospectus

2

have to purchase an annuity contract to obtain the same type of tax deferral as provided by other qualified retirement arrangements. However, the contract provides features and benefits not provided by such other arrangements. There are costs and expenses under the contract related to these benefits and features. You should consult your tax advisor to determine whether the use of the contract within a qualified retirement plan is an appropriate investment for you.

Exchanges. It may not be in your best interest to surrender an existing annuity contract or to exchange one annuity contract for another in a "tax-free" exchange under Section 1035 of the Internal Revenue Code of 1986, as amended, in connection with purchase of the contract. You should compare both contracts carefully. There may be a surrender charge on your old contract, there will be a new surrender charge period under this contract, other charges may be higher (or lower), and the benefits will probably be different. You should not exchange another annuity contract for this one unless you determine, after knowing all of the facts, that the exchange is in your best interest and not just better for the person trying to sell you this contract (that person will generally be paid a commission if you buy this contract through an exchange or otherwise).

State Variations. Certain provisions of the contract may be different from the general description in this prospectus, and certain riders and options may not be available, because of legal restrictions in your state. See your contract for specific variations since any such state variations will be included in your contract or in riders or endorsements attached to your contract. See your agent or contact us for specific information that may be applicable to your state.

INQUIRIES

If you need more information, please contact us at our "Home Office":

Symetra Life Insurance Company
777 108th Ave. NE, Suite 1200
Bellevue, WA 98004

1-800-796-3872
http://www.symetra.com

Spinnaker Prospectus

3

SYMETRA SEPARATE ACCOUNT C FEE TABLE

The purpose of the Fee Table is to show you the various fees and expenses you will incur directly and indirectly by buying and owning the contract. The Fee Table reflects the expenses of the Separate Account as well as the portfolios.

The Owner Transaction Expenses Table describes the fees and expenses that you will pay when you make withdrawals or transfer money between investment options. State Premium Taxes may also be deducted.

OWNER TRANSACTION EXPENSES	MAXIMUM AMOUNT DEDUCTED	CURRENT AMOUNT DEDUCTED
CONTINGENT DEFERRED SALES CHARGE (1) (As a percentage of the amount withdrawn)	8%	Year 1 . . . . . . . . . . . . . . . . . . . . 8%
WITHDRAWAL CHARGE (Assessed for each withdrawal after the first withdrawal in a contract year)	$25	$25 or 2% of amount withdrawn whichever is less
TRANSFER CHARGE (Assessed for each transfer in excess of 12 transfers in a contract year)	$10	$10 or 2% of amount transferred whichever is less

(1)  We eliminate this charge for individual retirement annuities purchased with rollovers of $1,000 or more from employer-sponsored plans that own group variable annuities issued by us.

The Periodic Charges Table below describes the fees and expenses that you will pay periodically during the time that you own the contract, not including portfolio fees and expenses. This table also includes the charges you would pay if you added optional benefits to your contract.

	AMOUNT DEDUCTED
PERIODIC CHARGES (Not Including Portfolio Operating Fees And Expenses)	MAXIMUM GUARANTEED CHARGE	CURRENT CHARGE
ANNUAL ADMINISTRATION MAINTENANCE CHARGE (1)	$50 (2)	$30
SEPARATE ACCOUNT ANNUAL EXPENSES (As a percentage of average account value)
Mortality And Expense Risk Charge	1.25%	1.25%
Asset Related Administration Charge	0.15%	0.15%
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES	1.40%	1.40%
CHARGES FOR OPTIONAL FEATURES (3)
GUARANTEED MINIMUM DEATH BENEFIT - ANNUAL RESET (As a percentage of the average daily contract value invested in the portfolios)	0.20%	0.20%
EARNINGS ENHANCEMENT BENEFIT (As a percentage of the average daily contract value invested in the portfolios and in the Symetra Fixed Account)	0.15%	0.15%
TOTAL WITH ALL OPTIONAL FEATURES	1.75%	1.75%

(1)  We do not deduct this charge if the contract value is at least $50,000 when the deduction is to be made.

(2)  The maximum guaranteed charge for contracts issued prior to April 29, 2005 is $35.

(3)  The optional death benefit riders are described in Section 8 "Death Benefit" and are only available for contracts purchased on or after April 30, 2004.

The Total Annual Portfolio Expense Table shows the minimum and maximum total operating expenses deducted from portfolio assets that you would have paid as of the end of the fiscal year December 31, 2005. Actual expenses in the future may be higher. More detail concerning each individual portfolio company's fees and expenses is contained in the prospectus for each portfolio.

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES	Minimum	Maximum
Expenses that are deducted from portfolio assets, including management fees, distribution (12b-1) fees and other expenses	0.51%	1.99%

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4

SYMETRA SEPARATE ACCOUNT C PORTFOLIO OPERATING EXPENSES
(as a percentage of average net assets)

The Portfolio Operating Expenses Table shows the annual operating expenses separately for each portfolio for the fiscal year ended December 31, 2005. The table below shows the Total Annual Portfolio Expenses and for those portfolio where a contractual agreement to waive or reimburse all or a portion of the portfolio expenses exists, the Net Total Annual Portfolio Operation Expenses are shown as well. Please see the individual portfolio prospectuses for more detailed information about portfolio expenses.

We have agreements with each of the fund managers that describe the administrative practices and responsibilities of the parties. To the extent it performs services for the fund, Symetra Life may receive an asset based administrative fee from the fund's advisor or distributor. These fees may be up to 0.30% per year and may depend on the amount we have invested in the portfolios. In addition, the funds may make payments to Symetra Life or its affiliates pursuant to a distribution and/or servicing plan adopted by the fund pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such distribution or "12b-1" fees are disclosed in the table below.

	Management Fees		Distribution Service (12b-1) Fees	Other Expenses		Total Annual Portfolio Operating Expenses	Contractual Expense Waiver or Reimbursement		Net Total Annual Portfolio Operating Expenses (After any reimbursement and waiver agreements)
AIM V.I. Real Estate Fund (Series I shares) (1)(2)	0.90%		None	0.46%		1.36%	-0.15%		1.21	%(3)(4)
AIM V.I. Global Health Care Fund (Series I Shares) (5)	0.75%		None	0.33%		1.08%	-		1.08	%(3)(4)
AIM V.I. Capital Appreciation Fund (Series I shares) (1)(6)	0.61%		None	0.29%		0.90%	-		0.90	%(3)(7)
AIM V.I. Capital Appreciation Fund (Series II shares)	0.61%		0.25%	0.29%		1.15%	-		1.15	%(8)(7)
AIM V.I. Capital Development Fund (Series I shares) (9)	0.75%		None	0.34%		1.09%	-		1.09	%(3)(4)
AIM V.I. Capital Development Fund (Series II shares)	0.75%		0.25%	0.34%		1.34%	-		1.34	%(8)(4)
AIM V.I. International Growth Fund (Series I Shares) (9)	0.73%		None	0.38%		1.11%	-		1.11	%(3)
AIM V.I. International Growth Fund (Series II Shares)	0.73%		0.25%	0.38%		1.36%	-		1.36	%(8)
American Century Investments VP Balanced Fund	0.89%		None	None		0.89%	-		0.89%
American Century Investments VP International Fund	1.23%		None	None		1.23%	-		1.23%
American Century Investments VP Value Fund	0.93%		None	None		0.93%	-		0.93%
American Century Investments VP Ultra® Class II Fund	0.90%		0.25%	0.01%		1.16%	-		1.16%
American Century Investments VP Large Company Value Class II Fund	0.80%		0.25%	0.01%		1.06%	-0.80%		0.26%
American Century VP Inflation Protection Class II Fund	0.49%		0.25%	0.01%		0.75%	-		0.75%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares	0.75%		None	0.06%		0.81%	-		0.81%
Dreyfus IP - MidCap Stock Portfolio - Initial Shares (1)	0.75%		None	0.04%		0.79%	-		0.79%
Dreyfus IP - Technology Growth Portfolio - Initial Shares	0.75%		None	0.06%		0.81%	-		0.81%
Dreyfus VIF - Appreciation Portfolio - Initial Shares (1)	0.75%		None	0.05%		0.80%	-		0.80%
Dreyfus VIF - Quality Bond Portfolio - Initial Shares (5)	0.65	%(10)	None	0.10%		0.75%	-0.15	%(10)	0.60%
Dreyfus Stock Index Fund, Inc. - Service Shares	0.25%		0.25%	0.02%		0.52%	-		0.52%
Federated High Income Bond Fund II - Primary Shares (1)(11)	0.60%		None	0.40	%(12)	1.00%	-0.25	%(11)	0.75	%(11)
Federated Capital Income Fund II (5)(11)	0.75	%(13)	None	0.68	%(12)	1.43%	-0.42	%(11)	1.01	%(11)
Federated International Equity Fund II (11)(14)	1.00%		None	0.87	%(12)	1.87%	-.029	%(11)	1.58	%(11)
Fidelity VIP Asset Manager Portfolio (5)	0.52%		None	0.12%		0.64%	-0.01	%(15)	0.63	%(15)
Fidelity VIP Contrafund® Portfolio - Initial Class	0.57%		None	0.09%		0.66%	-0.02	%(15)	0.64	%(15)
Fidelity VIP Equity-Income Portfolio - Initial Class	0.47%		None	0.09%		0.56%	-0.01	%(16)	0.55	%(16)

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	Management Fees		Distribution Service (12b-1) Fees		Other Expenses		Total Annual Portfolio Operating Expenses		Contractual Expense Waiver or Reimbursement		Net Total Annual Portfolio Operating Expenses (After any reimbursement and waiver agreements)
Fidelity VIP Growth & Income Portfolio - Initial Class	0.47%		None		0.12%		0.59%		-0.05	%(15)	0.54	%(15)
Fidelity VIP Growth Opportunities Portfolio - Initial Class (17)	0.57%		None		0.13%		0.70%		-0.05	%(16)	0.65	%(16)
Fidelity VIP Growth Portfolio - Initial Class (1)	0.57%		None		0.10%		0.67%		-0.04	%(15)	0.63	%(15)
Fidelity VIP Mid Cap Portfolio - Service Class 2	0.57%		0.25%		0.12%		0.94%		-0.05	%(15)	0.89	%(15)
Fidelity VIP Money Market Portfolio - Service Class 2	0.20%		0.25%		0.09%		0.54%		-		0.54%
Franklin Small-Mid Cap Growth Securities Fund - Class 2	0.48%		0.25	%(18)	0.28%		1.01%		-0.02	%(19)	0.99	%(19)
Franklin U.S. Government Fund - Class 2	0.49	%(20)	0.25	%(18)	0.03%		0.77%		-		0.77%
Franklin Flex Cap Growth Securities Fund - Class 2	0.75	%(21)	0.25	%(18)	0.48	%(21)	1.48	%(22)	-0.55	%(19)	0.93	%(22)(19)
Franklin Small Cap Value Securities Fund - Class 2	0.52%		0.25	%(18)	0.17%		0.94%		-0.05	%(19)	0.89	%(19)
Franklin Income Securities Fund - Class 2	0.46	%(20)	0.25	%(18)	0.02%		0.73%		-		0.73%
Mutual Shares Securities Fund - Class 2	0.60%		0.25	%(18)	0.18%		1.03%		-		1.03%
Templeton Developing Markets Securities Fund - Class 2	1.24%		0.25%		0.29%		1.78%		-		1.78%
Templeton Global Income Securities Fund - Class 2	0.62	%(20)	0.25%		0.12%		0.99%		-		0.99%
Templeton Growth Securities Fund - Class 2	0.75	%(20)	0.25	%(18)	0.07%		1.07%		-		1.07%
ING VP Natural Resources Portfolio (5)(23)(24)	1.00%		None		0.33	%(25)	1.33%		-0.15%		1.18%
ING JPMorgan Emerging Markets Equity Portfolio (14)(26)	1.25%		None		0.00%		1.25%		-		1.25	%(27)
J.P. Morgan U.S. Large Cap Core Equity Portfolio (17)	0.35%		None		0.50%		0.85%		-		0.85%
J.P. Morgan International Equity Portfolio (1)	0.60%		None		0.60%		1.20%		-		1.20%
J.P. Morgan Mid Cap Value Portfolio	0.70%		None		0.55%		1.25%		-		1.25	%(28)
Pioneer Bond VCT Portfolio - Class I Shares (29)	0.50%		None		0.33%		0.83%		-0.21	%(30)	0.62%
Pioneer Fund VCT Portfolio - Class I Shares (29)	0.65%		None		0.05%		0.70%		-		0.70%
Pioneer Growth Opportunities VCT Portfolio - Class I Shares (29)	0.74%		None		0.06%		0.80%		-0.01	%(31)	0.79%
Pioneer Mid Cap Value VCT Portfolio - Class I Shares (29)	0.65%		None		0.06%		0.71%		-		0.71%
Pioneer Money Market VCT Portfolio - Class I Shares (29)	0.40%		None		0.23%		0.63%		-		0.63%
Pioneer Small Cap Value II VCT Portfolio - Class I Shares (29)	0.75%		None		0.22%		0.97%		-		0.97%
Pioneer Emerging Markets VCT Portfolio - Class II Shares	1.15%		0.25%		0.59%		1.99%		-		1.99%
Pioneer Equity Income VCT Portfolio - Class II Shares	0.65%		0.25%		0.06%		0.96%		-		0.96%
Pioneer High Yield VCT Portfolio - Class II Shares	0.65%		0.25%		0.12%		1.02%		-		1.02%
Pioneer Real Estate VCT Portfolio - Class II Shares	0.80%		0.25%		0.13%		1.18%		-		1.18%
Pioneer Small Cap Value VCT Portfolio - Class II Shares	0.75%		0.25%		0.39%		1.39%		-		1.39%
Pioneer Strategic Income VCT Portfolio - Class II Shares	0.65%		0.25%		0.24%		1.14%		-		1.14%
PIMCO CommodityRealReturn Strategy Portfolio - Administrative Class Shares	0.49%		0.15%		0.94	%(32)	1.58%		-0.68%		0.90%
PIMCO All Asset Portfolio - Advisor Class Shares	0.20%		0.25%		0.25%		0.70%		-		0.70%
DWS Balanced VIP (17)(33)(34)	0.45%		None		0.06%		0.51%		-		0.51%
DWS International VIP (17)(35)	0.86%		None		0.16%		1.02%		-		1.02%

The above portfolio expenses were provided by the portfolios. We have not independently verified the accuracy of the information.

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(1)  This Portfolio is only available if you have been continuously invested since April 30, 2006.

(2)  Effective July 3, 2006, AIM V.I. Real Estate Fund will be renamed AIM V.I. Global Real Estate Fund.

(3)  The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses of Series shares to 1.30% of average daily net assets. The expense limitation agreement is in effect through April 30, 2007.

(4)  Effective January 1, 2005 through June 30, 2006, the advisor has contractually agreed to waive a portion of its advisory fees. The fee waiver reflects this agreement.

(5)  This Portfolio is only available if you have been continuously invested since April 28, 2005.

(6)  AIM V.I Growth Fund and AIM V.I. Aggressive Growth Fund were reorganized into AIM V.I. Capital Appreciation Fund effective May 1, 2006. As a result, Series I shares of AIM V.I. Capital Appreciation Fund are available to contract owners previously invested in Series I shares of AIM V.I Growth Fund and AIM V.I. Aggressive Growth Fund. If, as a result of the merger, Series I and Series II of the AIM V.I. Capital Appreciation Fund are available to a contract owner, we will allocate investments to the Series I fund.

(7)  As a result of a reorganization of another Fund into the Fund, which will occur on or about May 1, 2006 for AIM V.I. Capital Appreciation Fund and AIM V.I. Core Equity Fund and June 12, 2006 for AIM V.I. Large Cap Growth Fund, the Fund's Total Annual Operating Expenses have been restated to reflect such reorganization.

(8)  The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses of Series II shares to 1.45% of average daily net assets. The expense limitation agreement is in effect through April 30, 2007.

(9)  This portfolio is closed to investments effective March 15, 2006.

(10)  The Dreyfus Corporation has agreed to waive receipt of a portion of the Fund's management fee in the amount of 0.15 of 1% of the value of the Fund's average daily net assets, until June 30, 2006.

(11)  The percentages shown are based on expenses for the entire year ended December 31, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the shareholder services provider waived certain amounts. For Federated High Income Bond Fund II - Primary Shares the Total Waiver of Fund Expenses was 0.25% with the Total Actual Annual Fund Operation Expenses being 0.75%; for Federated Capital Income Fund II the Total Waiver of Fund Expenses was 0.42% with the Total Actual Annual Fund Operation Expenses being 1.01%; and for Federated International Equity Fund II the Total Waiver of Fund Expenses was 0.29% with the Total Actual Annual Fund Operation Expenses being 1.58%.

(12)  Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Please see "Payments to Financial Intermediaries" herein. The Fund's Primary Shares did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2005. The Fund has no present intention of paying or accruing the shareholder services fee for the Primary Shares during the fiscal year ending December 31, 2006. Total other operating expenses for the fiscal year ended December 31, 2005 paid by the Fund's (after the voluntary waiver) were: 0.15% for Federated High Income Bond Fund II - Primary Shares; 0.39% for Federated Capital Income Fund II; and 0.58% for Federated International Equity Fund II.

(13)  The Adviser voluntarily reimbursed a portion of the management fee. The management fee paid by the Fund (after the voluntary reimbursement) was 0.62% for the fiscal year ended December 31, 2005.

(14)  This Portfolio is only available if you have been continuously invested in it since April 30, 2000.

(15)  A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.63% for the Fidelity VIP Asset Manager Portfolio - Initial Class Shares; 0.64% for the Fidelity VIP Contrafund® Portfolio - Initial Class shares; 0.63% for the Fidelity VIP Growth Portfolio - Initial Class shares; 0.54% for the Fidelity VIP Growth & Income Portfolio - Initial Class Shares; and 0.89% for the Fidelity VIP Mid Cap Portfolio - Service Class 2 Shares. These offsets may be discontinued at any time.

(16)  A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses would have been 0.55% for the Fidelity VIP Equity-Income Portfolio - Initial Class Shares and 0.65% for the Fidelity VIP Growth Opportunities Portfolio - Initial Class Shares. These offsets may be discontinued at any time.

(17)  This portfolio is only available if you have been continuously invested in it since April 30, 2003.

(18)  While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Board has set the current rate at 0.25% per year.

(19)  The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees (Board) and an exemptive order by the Securities and Exchange Commission (SEC).

(20)  The Fund administration fee is paid indirectly through the management fee.

(21)  The manager and administrator have agreed in advance to waive or limit their respective fees and, if necessary, to assume as their own expense certain expenses otherwise payable by the Fund (other than certain expenses, including litigation, indemnification or other extraordinary events) so that total expenses do not exceed 0.93% for Franklin Flex Cap Growth Securities Fund (Flex Cap). The manager also has agreed to reduce its fees to reflect reduced services resulting from a Fund's investment in the Sweep Money Fund. Before these fee waivers and reductions, the management fees and total operating expenses for the period ended December 31, 2005, would have been 0.75% and 1.48%, respectively, for Flex Cap. After April 30, 2007, the manager and administrator may discontinue the fee waiver. The manager, however, is required by the Board and an SEC exemptive order to reduce its fees with respect to assets invested by a Fund in the Sweep Money Fund.

(22)  Operating expenses are annualized.

(23)  The table shows the estimated operating expenses for shares of the Fund as a ratio of expenses to average daily net assets. These estimates are based on the Fund's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and a fee waiver to which ING Investments, LLC, the investment adviser of the Fund, has agreed.

(24)  ING Investments, LLC has entered into a written expense limitation agreement with the Fund under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investment, LLC within three years. The amount of the Fund's expenses waived, reimbursed or recouped during the last fiscal year by ING Investments, LLC is shown under the heading "Waivers, Reimbursements and Recoupments." The expense limit will continue through at least May 1, 2007. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the expense limitation agreement within 30 days of the end of the then-current term. The expense limitation agreement may be terminated by the Fund upon at least 90 days' prior written notice to ING Investments,LLC, or upon termination of the investment management agreement. In addition, effective January 1, 2006, pursuant to a side agreement, ING Investment, LLC has lowered the expense limit for the Fund to 1.08% through at least December 31, 2006. There is no guarantee that this side agreement will continue after that date. The side agreement will only renew if ING Investment, LLC elects to renew it. If after December 31, 2006, ING Investments, LLC elects not to renew the side agreement, the expense limit will revert to the limitation under the Fund's expense limitation agreement of 2.50%. Any fees waived pursuant to the side agreement shall not be eligible for recoupment.

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(25)  ING Funds Services, LLC receives an annual administrative fee equal to 0.10% of the Fund's average daily net assets.

(26)  The Management Agreement between the Trust and its manager, Directed Services, Inc. ("DSI"), provides for a "bundled fee" arrangement, under which DSI provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolio, and pays for the services and information necessary to the proper conduct of the Portfolio's business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the Portfolio are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of DSI, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolio, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expenses.

(27)  For the ING JPMorgan Emerging Markets Equity Portfolio Class I, which had not had a full year of operations, operating expenses are based on estimated amounts for the current fiscal year end.

(28)  The Portfolio's service providers have also voluntarily waived or reimbursed certain Portfolio fees so that the current expense ratio is 1.00%.

(29)  This Portfolio is only available if you have been continuously invested in it since November 30, 2004.

(30)  The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2007 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 0.62% of the average daily net assets attributable to Class I shares. Any differences in the fee waiver and expense limitation among classes result from rounding in the daily calculation of a class' net assets and expense limit, which may exceed 0.01% annually. There can be no assurance that Pioneer will extend the expense limitation beyond such date.

(31)  The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2007 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 0.79% of the average daily net assets attributable to Class I shares. Any differences in the fee waiver and expense limitation among classes result from rounding in the daily calculation of a class' net assets and expense limit, which may exceed 0.01% annually. There can be no assurance that Pioneer will extend the expense limitation beyond May 1, 2007.

(32)  Ratio of net expenses to average net assets excluding interest expense is 0.89%.

(33)  Management fees have been restated to reflect the new fee schedule effective May 2, 2005.

(34)  Pursuant to its respective agreement with DWS Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, for the three year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of A share class of DWS Balanced VIP to 0.51%.

(35)  Pursuant to its respective agreement with DWS Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of A share class of DWS International VIP to 1.37%.

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EXAMPLES

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and the portfolio fees and expenses. For purposes of calculating the examples, the maximum annual administration maintenance charge of $50 has been converted to a percentage based on a ratio of the anticipated annual administration maintenance charges collected during the year to the anticipated average net assets. The examples do not reflect premium taxes that may apply depending on the state where you live, and assume no transfers or partial withdrawals. The examples do not take into consideration any fee waiver or reimbursement arrangements of the underlying portfolios. If these arrangements were taken into consideration, the expenses shown would be lower. We based annual expenses of the underlying portfolios on data provided by the portfolio companies for the year ended December 31, 2005. We did not independently verify the data provided; but we did prepare the examples.

The examples should not be considered a representation of past or future expenses. Your actual costs may be higher or lower. The 5% annual return assumed in the examples is purely hypothetical. Actual returns (investment performance) will vary and may be more or less than 5%.

EXAMPLES WITH STANDARD FEATURES

You would pay the following expenses on a $10,000 investment in the contract for the time periods indicated below assuming that your investment has a 5% return each year and that you do not elect either the GMDB - Annual Reset or the EEB.

THE FOLLOWING EXAMPLE ASSUMES THE HIGHEST FEES AND EXPENSES OF ANY OF THE PORTFOLIOS.

If You Surrender Your Contract At The End of Each Time Period

1 Year	3 Years	5 Years	10 Years
$1,085	$1,642	$2,209	$3,777

If The Contract Is Not Surrendered or Is Annuitized

1 Year	3 Years	5 Years	10 Years
$355	$1,079	$1,823	$3,777

THE FOLLOWING EXAMPLE ASSUMES THE LOWEST FEES AND EXPENSES OF ANY OF THE PORTFOLIOS.

If You Surrender Your Contract At The End of Each Time Period

1 Year	3 Years	5 Years	10 Years
$938	$1,198	$1,462	$2,256

If The Contract Is Not Surrendered or Is Annuitized

1 Year	3 Years	5 Years	10 Years
$197	$608	$1,045	$2,256

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EXAMPLES WITH EARNINGS ENHANCEMENT BENEFIT RIDER

You would pay the following expenses on a $10,000 investment in the contract for the time periods indicated below assuming that you elected the EEB but not the GMDB - Annual Reset and that your investment has a 5% return each year.

THE FOLLOWING EXAMPLE ASSUMES THE HIGHEST FEES AND EXPENSES OF ANY OF THE PORTFOLIOS.

If You Surrender Your Contract At The End of Each Time Period

1 Year	3 Years	5 Years	10 Years
$1,098	$1,682	$2,276	$3,905

If The Contract Is Not Surrendered or Is Annuitized

1 Year	3 Years	5 Years	10 Years
$369	$1,122	$1,893	$3,905

THE FOLLOWING EXAMPLE ASSUMES THE LOWEST FEES AND EXPENSES OF ANY OF THE PORTFOLIOS.

If You Surrender Your Contract At The End of Each Time Period

1 Year	3 Years	5 Years	10 Years
$952	$1,242	$1,536	$2,413

If The Contract Is Not Surrendered or Is Annuitized

1 Year	3 Years	5 Years	10 Years
$212	$654	$1,121	$2,413

EXAMPLES WITH GUARANTEED MINIMUM DEATH BENEFIT - ANNUAL RESET RIDER

You would pay the following expenses on a $10,000 investment in the contract for the time periods indicated below, assuming that you elected the GMDB - Annual Reset but not the EEB and that your investment has a 5% return each year.

THE FOLLOWING EXAMPLE ASSUMES THE HIGHEST FEES AND EXPENSES OF ANY OF THE PORTFOLIOS.

If You Surrender Your Contract At The End of Each Time Period

1 Year	3 Years	5 Years	10 Years
$1,103	$1,695	$2,298	$3,948

If The Contract Is Not Surrendered or Is Annuitized

1 Year	3 Years	5 Years	10 Years
$374	$1,136	$1,916	$3,948

THE FOLLOWING EXAMPLE ASSUMES THE LOWEST FEES AND EXPENSES OF ANY OF THE PORTFOLIOS.

If You Surrender Your Contract At The End of Each Time Period

1 Year	3 Years	5 Years	10 Years
$957	$1,256	$1,560	$2,464

If The Contract Is Not Surrendered or Is Annuitized

1 Year	3 Years	5 Years	10 Years
$217	$669	$1,147	$2,464

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EXAMPLES WITH GUARANTEED MINIMUM DEATH BENEFIT - ANNUAL RESET AND EARNINGS ENHANCEMENT BENEFIT RIDER

You would pay the following expenses on a $10,000 investment in the contract for the time periods indicated below assuming that you elected GMDB - Annual Reset and EEB and that your investment has a 5% return each year.

THE FOLLOWING EXAMPLE ASSUMES THE HIGHEST FEES AND EXPENSES OF ANY OF THE PORTFOLIOS.

If You Surrender Your Contract At The End of Each Time Period

1 Year	3 Years	5 Years	10 Years
$1,116	$1,735	$2,363	$4,074

If The Contract Is Not Surrendered or Is Annuitized

1 Year	3 Years	5 Years	10 Years
$389	$1,178	$1,984	$4,074

THE FOLLOWING EXAMPLE ASSUMES THE LOWEST FEES AND EXPENSES OF ANY OF THE PORTFOLIOS.

If You Surrender Your Contract At The End of Each Time Period

1 Year	3 Years	5 Years	10 Years
$971	$1,299	$1,633	$2,617

If The Contract Is Not Surrendered or Is Annuitized

1 Year	3 Years	5 Years	10 Years
$232	$714	$1,223	$2,617

Different fees may be imposed during the income phase. Please see Section 5 - Charges & Expenses for a more detailed description.

CONDENSED FINANCIAL INFORMATION
Appendix B contains Accumulation Unit value history for the underlying portfolios.

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1. THE ANNUITY CONTRACT

This prospectus describes a variable annuity contract offered by Symetra Life.

The annuity contract is an agreement between Symetra Life and you, the owner, where we promise to pay an income in the form of annuity payments, beginning on a date you select, or a death benefit. When you are investing money, your contract is in the accumulation phase. Once you begin receiving annuity payments, your contract is in the income phase.

Contracts owned by or for individuals generally benefit from tax deferral under the Internal Revenue Code of 1986, as amended ("Code"). You can change your investment allocation or transfer between investment options without paying tax on contract earnings until you take money out.

The contract is called a variable annuity because you can choose among the available variable investment portfolios in which you can make or lose money depending upon market conditions. The investment performance of the portfolio(s) you select affects the value of your contract and the amount of any variable annuity payments.

The contract also has a fixed account which earns interest at a rate set and guaranteed by us. The annual effective interest rate credited to a purchase payment will never be less than the rate guaranteed in your contract and is guaranteed for at least 12 months. The total interest credited to you in the Symetra Fixed Account affects the value of your contract. Unlike variable annuity payments, fixed annuity payments are not affected by the investment performance of the portfolios.

OWNER

The owner ("you") is as shown on the contract application, unless changed. You, as the owner, may exercise all ownership rights under the contract.

The contract can be owned by joint owners. Each joint owner has equal ownership rights and must exercise those rights jointly.

Use care when naming joint owners and beneficiaries and consult your agent or other advisor if you have questions.

ANNUITANT

The annuitant(s) is/are the person(s) on whose life/lives annuity payments are based. You are the annuitant unless you designate someone else before switching to the income phase. Owners who are non-natural persons (e.g., corporations or trusts) may not change the annuitant.

BENEFICIARY

The beneficiary is the person or entity that is entitled to receive a benefit as described in Section 8 - Death Benefit. You initially name the beneficiary on your contract application and it can be changed at any time unless you have designated the beneficiary as irrevocable.

ASSIGNMENT

You can assign the contract however, the new owner can not be older than the maximum issue age on the contract date.

Assignments may result in current taxation and, if you are under age 59 1/2, a 10% tax penalty. Assignments are effective when we receive and acknowledge them. We are not liable for payments made prior to receipt of an effective assignment. We are not responsible for the validity of any assignments, tax consequences, or actions we may take based on an assignment later determined to be invalid.

If your contract is an Individual Retirement Annuity ("IRA") or otherwise tax-qualified, your ability to assign the contract may be limited.

2. ANNUITY PAYMENTS (INCOME PHASE)

You can switch to the income phase at any time after the contract has been in effect for one year (eight years for the Payments Based on a Number of Years annuity option), by notifying us in writing at least 30 days prior to the date that you want annuity payments to begin. For contracts issued before April 30, 2004, you can switch to the income phase at any time. For all contracts, however, the income phase will start no later than the maximum annuitization age shown on your contract or earlier if required by law and certain restrictions may apply under some retirement plans.

During the income phase, the payee (you or someone you choose) will receive annuity payments beginning on the annuity date. You may select or change an annuity option at any time prior to switching to the income phase. Some retirement plans and/or contract versions require that the annuitant be the owner and payee once annuity payments begin.

Switching to the income phase is irrevocable. Once you begin receiving annuity payments, you cannot switch back to the accumulation phase. During the income phase, you cannot add purchase payments, change or add an annuitant, change the annuity option, or change between fixed and variable annuity payments. If you transfer the right to receive annuity payments to someone else, there may be gift and income tax consequences.

Annuity payments will begin on the earlier of:

•  the first available payment date after you elect to begin annuity payments;

•  the latest annuity date specified in your contract; or

•  a different annuity date if required by law.

You can choose whether annuity payments will be made on a fixed basis, variable basis, or both. If the amount applied to an annuity option is less than $5,000, we may pay you in a lump sum where permitted by state law. You can choose one of the options listed below or any other option you want and that we agree to provide. Life annuity options (the first three options) convert accumulation units to annuity units on the date you switch to the income phase. Once annuity payments under a life annuity option are started, they cannot be exchanged for a lump sum. See the Statement of Additional Information (SAI) for additional information.

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The amount of each annuity payment depends on many factors including the guarantees, if any, under the annuity option you choose, the frequency of annuity payments, the investment performance if you choose variable annuity payments, the annuitant's age at the time you switch to the income phase and under some contracts, the annuitant's sex. If you choose a life annuity option, the number of annuity payments the payee receives depends on how long the annuitant lives, not the annuitant's life expectancy.

Life Annuity. The payee receives monthly annuity payments as long as the annuitant is living. Annuity payments stop when the annuitant dies. There is no minimum number of payments with this option.

Life Annuity with Guaranteed Period. The payee receives monthly annuity payments for the longer of the annuitant's life or a guaranteed period of five or more years, as selected by you and agreed to by us. If the annuitant dies before all guaranteed payments have been made, the rest will be made to the beneficiary. Annuity payments stop on the later of the date the annuitant dies or the date the last guaranteed payment is made. The amount of the annuity payments may be affected by the length of the guaranteed period you select. A shorter guaranteed period may result in higher annuity payments during the annuitant's life and fewer or no remaining guaranteed payments to the beneficiary.

Joint and Survivor Life Annuity.  The payee receives monthly annuity payments as long as the annuitant is living. After the annuitant dies, the payee receives a specified percentage of each annuity payment as long as the second annuitant is living. Annuity payments stop the later of the date the annuitant dies or the date the second annuitant dies. You name the second annuitant and payment percentage at the time you elect this option. Choosing a lower percentage amount to be paid after the death of the annuitant and while the second annuitant is living results in higher payments while both annuitants are living.

Payments Based on a Number of Years. This annuity option is only available after the eighth contract year and if your contract value is $25,000 or more at the time this option is selected. The payee receives annuity payments based on a number of years as selected by you and agreed to by us. You must select a period of at least five years. You may select monthly, quarterly, or annual annuity payments. In general, your contract value is amortized over a specific term and accumulation units and/or the value of the Symetra Fixed Account is liquidated as each payment is made. Therefore, each annuity payment reduces the number of accumulation units and/or value of the Symetra Fixed Account. Please see the SAI for a more detailed discussion of how this annuity option is calculated. Annuity payments continue until the entire value in the portfolios and/or Symetra Fixed Account has been paid out. You can stop these annuity payments at any time and receive a lump sum equal to the remaining contract value. There may be tax consequences and penalties for stopping these annuity payments. However, this feature may be important to you if you do not have other sources of funds for emergencies or other financial needs that may arise. This option does not promise to make payments for the annuitant's life. If the owner dies before all annuity payments have been made, we will pay a death benefit equal to the contract value as of the date we receive proof of death and the beneficiary election form. See Section 8 - Death Benefit for more information.

If you do not choose an annuity option at least 30 days before the latest annuity date specified in your contract, we will make annuity payments under the Payments Based on a Number of Years annuity option unless your contract states otherwise. The number of years will be equal to the annuitant's life expectancy. If your contract value is less than $25,000, we will make annuity payments under the Life Annuity with Guaranteed Period using a guaranteed period of 10 years.

We reserve the right to change the payment frequency if payment amounts would be less than $250. You may elect to have payments delivered by mail or electronically transferred to a bank account.

We may require proof of age or sex before beginning annuity payments that are based on life or life expectancy. If the age or sex of any annuitant has been misstated, annuity payments will be based on the corrected information. Underpayments will be made up in a lump sum with the next scheduled payment. Overpayments will be deducted from future payments until the total is repaid. We may require evidence satisfactory to us that an annuitant is living before we make any payment.

Any portion of annuity payments based on investment in the portfolios will vary in amount depending on investment performance. Unless you tell us otherwise, annuity payments will be based on the investment allocations in place on the date you switch to the income phase.

If you choose to have any portion of annuity payments based on investment in the portfolios, the dollar amount of each payment will depend on:

•  the value of your contract in the portfolios as of the first close of the New York Stock Exchange ("NYSE") on or after the 15th day of the month preceding the annuity date;

•  an assumed investment return; and

•  the investment performance of the portfolios you selected.

If actual investment performance of the portfolios exceeds the assumed investment return, the value of annuity units increases and the next variable annuity payment will be larger. Similarly, if the actual investment performance is less than the assumed investment return, the value of annuity units decreases and the next variable annuity payment will be smaller. Under any variable annuity option, actual investment performance of the portfolios may affect the amount of annuity payments.

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CHANGING PORTFOLIOS DURING THE INCOME PHASE

After you switch to the income phase, you may request to change portfolio elections only once a month. Transfers are not allowed to or from the Symetra Fixed Account. Changes will affect the number of units used to calculate annuity payments. See the SAI for more information.

3. PURCHASE

PURCHASE PAYMENTS

A purchase payment is the money you give us to buy the contract, plus any additional money you invest in the contract after you own it. You can purchase a non-qualified contract with a minimum initial investment of $2,000. Additional purchase payments of $250 or more may be added at anytime during the accumulation phase. For non-qualified contracts, we will waive the minimum initial investment if regular monthly payments are made through a pre-authorized transfer from a bank account ("Systematic Investing"). Each non-qualified purchase payment made through Systematic Investing must be at least $100. For a qualified contract, all purchase payments must be $30 or more, unless your retirement plan has a different requirement. Initial purchase payments in Maine and South Carolina may never be less than $1,000, even if made in connection with a qualified contract or Systematic Investing.

Any purchase payment in excess of $1 million requires our prior approval.

Your initial purchase payment is normally credited to you within two business days of our receipt. If your initial purchase payment is not accompanied by all the information we need to issue your contract, we will contact you to get it. If we cannot get all the required information within five business days, we will either return your purchase payment or get your permission to keep it until we have received the necessary information. In most situations, your contract date is the date your initial purchase payment and all required information are received at Symetra Life. If your initial purchase payment is received at Symetra Life after the close of the NYSE and you have allocated 100% to the portfolios, your contract date will be the next regular business day.

We reserve the right to refuse any application or purchase payment. If we refuse a purchase payment, we will return it to you within five business days.

ALLOCATION OF PURCHASE PAYMENTS

You tell us how to apply your initial purchase payment by specifying your desired allocation on the contract application. Unless you tell us otherwise, subsequent purchase payments will be allocated in the same proportion as your most recent purchase payment (unless that was a purchase payment you directed us to allocate on a one-time-only basis). You may change the way subsequent purchase payments are allocated by providing us with written instructions, by telephoning us, or, if available, electronically by the Internet if we have your written authorization to accept telephone or Internet instructions. See "Transfers" as discussed in Section 4.

Once we receive a purchase payment, the portion to be allocated to the Symetra Fixed Account is credited as of the day it is received. The portion to be allocated to the portfolios is effective and valued as of the next close of the NYSE. This is usually 4:00 p.m. eastern time. If for any reason the NYSE is closed when we receive your purchase payment, it will be valued as of the close of the NYSE on its next regular business day. Processing of purchase payments may be delayed by circumstances outside our control - e.g., if your registered representative does not forward applications or purchase payments to us promptly. In addition, if your purchase payment is received without the necessary information we need to process it, processing delays will occur as we attempt to contact you to get the necessary information. If we cannot get all the required information within five business days, we will return your purchase payment.

ACCUMULATION UNITS

The value of the variable portion of your contract will go up or down depending upon the investment performance of the portfolio(s) you choose. In order to keep track of this we use a unit of measure called an accumulation unit, which works like a share of a mutual fund. During the income phase, we call the unit of measure an annuity unit.

We calculate the value of an accumulation unit for each portfolio as of the time the NYSE closes each day. To determine the current accumulation unit value, we take the prior day's accumulation unit value and multiply it by the Net Investment Factor for the current day.

The Net Investment Factor is used to measure the daily change in accumulation unit value for each portfolio. The Net Investment Factor equals:

•  the net asset value per share of a portfolio at the end of the current day plus the per share amount of any dividend or income distributions made by the portfolio that day; divided by

•  the net asset value per share of a portfolio at the end of the prior day plus the per share amount of any dividend or income distributions made by the portfolio that day, minus

•  the daily insurance charges and any taxes Symetra Life may incur on earnings attributable to the applicable contracts, expressed as a percentage of the total net assets of the portfolio.

The value of an accumulation unit will usually go up or down from day to day.

When you make purchase payments or transfers into a portfolio, we credit your contract with accumulation units. Similarly, when you request a withdrawal or a transfer of money from a portfolio, accumulation units are liquidated. In either case, the increase or decrease in the number of your accumulation units is determined by taking the amount of the purchase payment, transfer, or withdrawal and dividing it by the value of an accumulation unit on the date the transaction occurs.

Example: Assume that on Monday we receive a $1,000 purchase payment from you before the NYSE closes. You

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have told us you want this to go to the Fidelity VIP Growth & Income Portfolio. When the NYSE closes on that Monday, we determine that the value of an accumulation unit for the Fidelity VIP Growth & Income Portfolio is $34.12. We then divide $1,000 by $34.12 and credit your contract on Monday night with 29.31 accumulation units for the Fidelity VIP Growth & Income Portfolio.

RIGHT TO EXAMINE

You may cancel the contract without charge by returning it to us or to your Symetra Life registered representative within the period stated on the front page of your contract. This period will be at least 10 days (longer in some states). You will receive your contract value, a return of purchase payments, or the greater of the two depending on state requirements or if your contract is an IRA or Roth IRA. Contract value may be more or less than purchase payments. When we are required to guarantee a return of purchase payments, we will apply amounts designated for the portfolios to the Fidelity VIP Money Market Portfolio until the contract is 15 days old (or 30 days in those states where a 30 day period is required). These amounts will then be allocated in the manner you selected unless you have canceled the contract.

4. INVESTMENT OPTIONS

VARIABLE INVESTMENT OPTIONS

The following portfolios are currently offered to contract owners through the divisions (or "subaccounts") of the Separate Account. Each subaccount invests exclusively in a particular portfolio. The portfolios are not offered directly to the public, but are available to life insurance companies as investment options for variable annuity and variable life insurance contracts.

The name, investment objective, and investment adviser of the portfolios offered under this contract are listed below. There is no assurance that any of the portfolios will achieve their stated objective. You can find more detailed information about the portfolios, including a description of risks and expenses, in the prospectuses for the portfolios, which can be obtained without charge by contacting our home office. You should read those prospectuses carefully before investing. The portfolio information below was provided by the portfolios. We have not independently verified the accuracy of the information.

PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISER
AIM Variable Insurance Funds

AIM V.I. Capital Appreciation Fund (Series II shares)	The Fund's investment objective is growth of capital.	A I M Advisors, Inc.

AIM V.I. Capital Development Fund (Series II shares)	The Fund's investment objective is long-term growth of capital.	A I M Advisors, Inc.

AIM V.I. International Growth Fund (Series II shares)	The Fund's investment objective is to provide long-term growth of capital.	A I M Advisors, Inc.

American Century Variable Portfolios, Inc.

American Century Investments VP Balanced Fund	The fund seeks long-term capital growth and current income. VP Balanced invests approximately 60% of its assets in equity securities and the remainder in bonds and other fixed income securities. Fund shares are not guaranteed by the U.S. government. Generally as interest rates rise, bond prices fall.	American Century Investment Management, Inc.

American Century Investments VP International Fund	The fund seeks capital growth. The fund seeks its investment objective by investing primarily in securities of companies located in at least three developed countries (excluding the United States). International investing involves special risks, such as political instability and currency fluctuations.	American Century Global Investment Management, Inc.

American Century Investments VP Value Fund	This fund seeks long-term capital growth. Income is a secondary objective. The fund seeks its objective by selecting companies whose stock price may not reflect the companies' value. The managers attempt to purchase the stocks of these undervalued companies and hold them until their stock price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.	American Century Investment Management, Inc.

American Century Investments VP Ultra® Class II Fund	The fund seeks long-term capital growth. The fund looks for stocks of larger-sized companies that the portfolio managers believe will increase in value over time, using an investment strategy developed by American Century.	American Century Investment Management, Inc.

American Century Investments VP Large Company Value Class II Fund	This fund seeks long-term capital growth. Income is a secondary objective. The fund seeks its objective by selecting companies whose stock price may not reflect the companies' value. The managers attempt to purchase the stocks of these undervalued companies and hold them until their stock price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.	American Century Investment Management, Inc.

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PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISER
American Century Investments VP Inflation Protection Class II Fund	This fund seeks protection against U.S. inflation through a long term total return strategy. VP Inflation Protection Fund invests substantially all of its assets in investment-grade debt securities. To help protect against U.S. inflation, under normal conditions the fund will invest over 50% of its assets in inflation-adjusted debt securities. Fund shares are not guaranteed by the U.S. government. Generally, as interest rates rise, bond prices fall. The prospectus contains very important information about the characteristics of the underlying security and potential tax implications of owning this fund.	American Century Investment Management, Inc.

Dreyfus Investment Portfolios ("Dreyfus IP")

Dreyfus IP - Technology Growth Portfolio - Initial Shares	The portfolio seeks capital appreciation. To pursue this goal, the portfolio normally invests at least 80% of its assets in the stocks of growth companies of any size that Dreyfus believes to be leading producers or beneficiaries of technological innovation.	The Dreyfus Corporation

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares	The fund seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund, under normal circumstances, invests at least 80% of its assets in the common stocks of companies that, in the opinion of the fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.	The Dreyfus Corporation

Dreyfus Variable Investment Fund ("Dreyfus VIF")

Dreyfus Stock Index Fund, Inc. - Service Shares	The fund seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500® in proportion to their weighting in the index.	The Dreyfus Corporation Mellon Equity Associates serves as the fund's index fund manager

Fidelity® Variable Insurance Products

Fidelity VIP Contrafund® Portfolio	Fidelity VIP Contrafund® Portfolio seeks long-term capital appreciation.	Fidelity Management & Research Company

Fidelity VIP Growth & Income Portfolio	Fidelity VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.	Fidelity Management & Research Company

Fidelity VIP Equity-Income Portfolio	Fidelity VIP Equity-Income Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.	Fidelity Management & Research Company

Fidelity VIP Money Market Portfolio	Fidelity VIP Money Market Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity by investing in money market instruments.	Fidelity Management & Research Company

Fidelity VIP Mid Cap Portfolio	Fidelity VIP Mid Cap Portfolio seeks long-term growth of capital.	Fidelity Management & Research Company

Franklin Templeton Variable Insurance Products Trust

Franklin Flex Cap Growth Securities Fund - Class 2	Seeks capital appreciation. The Fund normally invests predominantly in equity securities of companies across the entire market capitalization spectrum that the manager believes have the potential for capital appreciation.	Franklin Advisers, Inc.

Franklin Income Securities Fund - Class 2	Seeks to maximize income while maintaining prospects for capital appreciation. The Fund normally may invest in both debt and equity securities, including corporate, foreign and U.S. Treasury bonds as well as stocks with dividend yields the manager believes are attractive.	Franklin Advisers, Inc.

Franklin Small-Mid Cap Growth Securities Fund - Class 2	Seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of small capitalization (small cap) and mid capitalization (mid cap) companies. For this Fund, small-cap companies are those with market capitalization values not exceeding $1.5 billion or the highest market capitalization value in the Russell 2000® Index, whichever is greater, at the time of purchase and mid cap companies are companies with market capitalization values not exceeding $8.5 billion, at the time of purchase.	Franklin Advisers, Inc.

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PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISER
Franklin Small Cap Value Securities Fund - Class 2	Seeks long-term total return. The Fund normally invests at least 80% of its net assets in investments of small capitalization companies, and normally invests predominantly in equity securities. For this Fund, small-capitalization companies are those with market capitalization values not exceeding $2.5 billion, at the time of purchase. The Fund invests mainly in equity securities of companies that the manager believes are undervalued.	Franklin Advisory Services, LLC

Franklin U.S. Government Fund - Class 2	Seeks income. The Fund normally invests at least 80% of its net assets in U.S. government securities, and normally invests primarily fixed and variable rate mortgage-backed securities, a substantial portion of which is Ginnie Maes.	Franklin Advisers, Inc.

Mutual Shares Securities Fund - Class 2	Seeks capital appreciation, with income as a secondary goal. The Fund normally invests mainly in U.S. equity securities that the manager believes are undervalued. The Fund normally invests primarily in undervalued stocks and to a lesser extent in risk arbitrage securities and distressed companies.	Franklin Mutual Advisers, LLC

Templeton Developing Markets Securities Fund - Class 2	Seeks long-term capital appreciation. The Fund normally invests at least 80% of its net assets in emerging market investments, and invests primarily to predominantly in equity securities.	Templeton Asset Management Ltd.

Templeton Global Income Securities Fund - Class 2	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. The Fund normally invests mainly in debt securities of governments and their political subdivisions and agencies, supranational organizations and companies located anywhere in the world, including emerging markets.	Franklin Advisers, Inc.

Templeton Growth Securities Fund - Class 2	Seeks long-term capital growth. The Fund normally invests primarily in equity securities of companies located anywhere in the world, including those in the U.S. and in emerging markets.	Templeton Global Advisors Limited Under an agreement with manager, Templeton Asset Management Ltd. Acts as sub-advisor.

J.P. Morgan Series II Trust

JPMorgan Mid Cap Value Portfolio	The Portfolio seeks growth from capital appreciation.	J.P. Morgan Investment Management Inc.

Pioneer Variable Contracts Trust

Pioneer Emerging Markets VCT Portfolio - Class II Shares	Long-term growth of capital.	Pioneer Investment Management, Inc.

Pioneer Equity Income VCT Portfolio - Class II Shares	Current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.	Pioneer Investment Management, Inc.

Pioneer High Yield VCT Portfolio - Class II Shares	Maximize total return through a combination of income and capital appreciation.	Pioneer Investment Management, Inc.

Pioneer Real Estate VCT Portfolio - Class II Shares	Long-term growth of capital. Current income is secondary objective.	Pioneer Investment Management, Inc.

Pioneer Small Cap Value VCT Portfolio - Class II Shares	Capital growth by investing in a diversified portfolio of securities consisting primarily of common stocks.	Pioneer Investment Management, Inc.

Pioneer Strategic Income VCT Portfolio - Class II Shares	A high level of current income.	Pioneer Investment Management, Inc.

PIMCO Variable Insurance Trust

PIMCO CommodityRealReturn Strategy Portfolio	Seeks maximum real return consistent with prudent investment management.	Pacific Investment Management Company LLC

PIMCO All Asset Portfolio	Seeks maximum real return consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC

THE FOLLOWING PORTFOLIOS ARE AVAILABLE ONLY IF YOU HAVE BEEN

CONTINUOUSLY INVESTED IN THEM SINCE APRIL 30, 2006

PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISER
AIM Variable Insurance Funds

AIM V.I. Capital Appreciation Fund (Series I shares)	The Fund's investment objective is growth of capital.	A I M Advisors, Inc.

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AIM V.I Growth Fund and AIM V.I. Aggressive Growth Fund were reorganized into AIM V.I. Capital Appreciation Fund effective

May 1, 2006. As a result, Series I shares of AIM V.I. Capital Appreciation Fund are available to contract owners previously invested in

Series I shares of AIM V.I Growth Fund and AIM V.I. Aggressive Growth Fund. If, as a result of the merger, Series I and Series II of the AIM V.I. Capital Appreciation Fund are available to a contract owner, we will allocate investments to the Series I fund.

AIM V.I. Real Estate Fund (Series I shares)	The Fund's investment objective is to achieve high total return.	A I M Advisors, Inc. Subadvisor: INVESCO Institutional (N.A.), Inc.

Effective July 3, 2006, AIM V.I. Real Estate Fund (Series I Shares) will be renamed the AIM V.I. Global Real Estate Fund (Series I shares)

and have a new Investment Objective as described below.

AIM V.I. Global Real Estate Fund (Series I shares)	The Fund's investment objective is to achieve high total return through growth of capital and current income.	A I M Advisors, Inc. Subadvisor: INVESCO Institutional (N.A.), Inc.

Dreyfus Variable Investment Fund ("Dreyfus VIF")

Dreyfus VIF - Appreciation Portfolio - Initial Shares	The portfolio seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income. To pursue these goals, the portfolio invests at least 80% of its assets in common stocks. The portfolio focuses on "blue chip" companies with total market capitalizations of more than $5 billion at the time of purchase, including multinational companies.	The Dreyfus Corporation Sub-Advised by Fayez Sarofim & Co.

Dreyfus Investment Portfolios ("Dreyfus IP")

Dreyfus IP - MidCap Stock Portfolio - Initial Shares	The portfolio seeks investment results that are greater than the total return performance of publicly traded common stocks of medium size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index ("S&P 400"). To pursue this goal, the portfolio normally invests at least 80% of its assets in stocks of mid-size companies.	The Dreyfus Corporation

Federated Insurance Series

Federated High Income Bond Fund II	The Fund's investment objective is to seek high current income.	Federated Investment Management Company

Fidelity® Variable Insurance Products

Fidelity VIP Growth Portfolio	Fidelity VIP Growth Portfolio seeks to achieve capital appreciation.	Fidelity Management & Research Company

J.P. Morgan Series Trust II

JPMorgan International Equity Portfolio	The Portfolio seeks to provide high total return from a portfolio of equity securities of foreign companies. Under normal circumstances, the Portfolio invests at least 80% of its assets (net assets plus the amount of borrowings for investment purposes) in equity investments.	J.P. Morgan Investment Management Inc., a subsidiary of JPMorgan Chase & Co.

EFFECTIVE MARCH 15, 2006, THE FOLLOWING PORTFOLIOS ARE NO

LONGER AVAILABLE FOR INVESTMENT UNDER THE CONTRACT

PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISER
AIM Variable Insurance Funds

AIM V.I. Capital Development Fund (Series I shares)	The Fund's investment objective is long term growth of capital.	A I M Advisors, Inc.

AIM V.I. International Growth Fund (Series I shares)	The Fund's investment objective is to provide long-term growth of capital.	A I M Advisors, Inc.

THE FOLLOWING PORTFOLIOS ARE AVAILABLE ONLY IF YOU HAVE BEEN

CONTINUOUSLY INVESTED IN THEM SINCE APRIL 28, 2005

PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISER
AIM Variable Insurance Funds

AIM V.I. Global Health Care Fund (Series I Shares)	The fund's investment objective is capital growth.	A I M Advisors, Inc.

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PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISER
Dreyfus Variable Investment Fund ("Dreyfus VIF")

Dreyfus VIF - Quality Bond Portfolio - Initial Shares	The portfolio seeks to maximize total return, consisting of capital appreciation and current income. To pursue this goal, the portfolio normally invests at least 80% of its assets in bonds, including corporate bonds, debentures, notes, mortgage-related securities, collateralized mortgage obligations, asset-backed securities, convertible debt obligations, preferred stocks, convertible preferred stocks, municipal obligations and zero coupon bonds, that, when purchased, are rated A or better or are the unrated equivalent as determined by Dreyfus, and in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including Treasury inflation-protection securities.	The Dreyfus Corporation

Federated Insurance Series

Federated Capital Income Fund II	The Fund's investment objective is to achieve high current income and moderate capital appreciation.	Federated Equity Management Company of Pennsylvania Sub-Advised by: Federated Investment Management Company

Fidelity® Variable Insurance Products

Fidelity VIP Asset Manager Portfolio	Fidelity VIP Asset Manager Portfolio seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.	Fidelity Management & Research Company

ING VP Natural Resources Trust

ING VP Natural Resources Portfolio	The Fund seeks long-term growth of capital through investment primarily in common stocks of companies that own or develop natural resources and other basic commodities, or supply goods and services to such companies. Capital appreciation will be the primary determinant of total return and income is a secondary consideration. The investment objective may not be changed without shareholder approval.	ING Investments, LLC Sub-Advised by Aeltus Investment Management, Inc.

THE FOLLOWING PORTFOLIOS ARE AVAILABLE ONLY IF YOU HAVE BEEN

CONTINUOUSLY INVESTED IN THEM SINCE NOVEMBER 30, 2004

PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISER
Pioneer Variable Contracts Trust

Pioneer Growth Opportunities VCT Portfolio - Class I Shares	Growth of capital.	Pioneer Investment Management, Inc.

Pioneer Fund VCT Portfolio - Class I Shares	Reasonable income and capital growth.	Pioneer Investment Management, Inc.

Pioneer Small Cap Value II VCT Portfolio - Class I Shares	Capital growth.	Pioneer Investment Management, Inc.

Pioneer Mid Cap Value VCT Portfolio - Class I Shares	Capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.	Pioneer Investment Management, Inc.

Pioneer Bond VCT Portfolio - Class I Shares	To provide current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk. The portfolio also seeks a relatively stable level of dividends; however, the level of dividends will be maintained only if consistent with preserving the investment grade quality of the portfolio.	Pioneer Investment Management, Inc.

Pioneer Money Market VCT Portfolio - Class I Shares	Current income consistent with preserving capital and providing liquidity.	Pioneer Investment Management, Inc.

THE FOLLOWING PORTFOLIOS ARE AVAILABLE ONLY IF YOU HAVE BEEN

CONTINUOUSLY INVESTED IN THEM SINCE APRIL 30, 2003

PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISER
Fidelity® Variable Insurance Products

Fidelity VIP Growth Opportunities Portfolio	Fidelity VIP Growth Opportunities Portfolio seeks to provide capital growth.	Fidelity Asset Management & Research Company

J.P. Morgan Series Trust II

JPMorgan U.S. Large Cap Core Equity Portfolio	The Portfolio seeks to provide high total return from a portfolio of selected equity securities. Under normal circumstances, the Portfolio invests at least 80% of its assets (net assets plus the amount of borrowings for investment purposes) in equity investments of large-cap U.S. companies.	J.P. Morgan Investment Management Inc., a subsidiary of JPMorgan Chase & Co.

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PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISER
DWS Scudder Variable Series I

DWS International VIP	The portfolio seeks long term growth of capital primarily through diversified holdings of marketable foreign equity investments. The portfolio invests primarily in common stocks of established companies listed on foreign exchanges (equities issued by foreign-based companies and listed on foreign exchanges.) Although the fund can invest in companies of any size and from any country (other than the United States), it invests mainly in common stocks of established companies in countries with developed economies. Deutsche Asset Management Investment Services Ltd. is the subadvisor for the portfolio. This portfolio was previously known as International Portfolio.	Deutsche Investment Management Americas Inc. is the investment advisor for the portfolio. Deutsche Asset Management Investment Services Ltd. is the subadvisor for the portfolio.

DWS Scudder Variable Series II

DWS Balanced VIP	The portfolio seeks high total return, a combination of income and capital appreciation. The portfolio follows a flexible investment program, investing in a mix of growth stocks and bonds. The portfolio can buy many types of securities, among them common stocks, convertible securities, corporate bonds, US government bonds, and mortgage- and asset-backed securities.	Deutsche Investment Management Americas Inc. is the investment advisor for the portfolio. Deutsche Asset Management Services Ltd. is the subadvisor for the portfolio.

THE FOLLOWING PORTFOLIOS ARE AVAILABLE ONLY IF YOU HAVE BEEN

CONTINUOUSLY INVESTED IN THEM SINCE APRIL 30, 2000

PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISER
ING Investors Trust

ING JPMorgan Emerging Markets Equity Portfolio	The Portfolio seeks capital appreciation.	Directed Services, Inc. Sub-Advised by J.P. Morgan Investment Management Inc.

Federated Insurance Series

Federated International Equity Fund II	The Fund's investment objective is to obtain a total return on its assets. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that changes in market value will comprise the largest component of its total return.	Federated Global Investment Management Corp.

In addition to the Separate Account, the portfolios may sell shares to other separate investment accounts established by us or by other insurance companies to support variable annuity contracts and variable life insurance contracts or qualified retirement plans. It is possible that, in the future, material conflicts could arise as a result of companies or plans sharing investments in the same portfolio. For more information about the risks associated with the use of the same funding vehicle for both variable annuity and variable life insurance contracts of various insurance companies and/or qualified retirement plans, see the prospectuses of the portfolios that accompany this prospectus or that are available upon request.

The investment performance for the portfolios may differ substantially from publicly traded mutual funds with similar names and objectives. There can be no assurance, and we make no representation that the investment performance of the portfolios will be comparable to any other portfolio, even those with the same investment objectives and policies and advisor or manager.

We may receive payments or revenues from some or all of the portfolios or their investment advisors, administrators, and/or distributors (or their affiliates) in connection with administrative or other services provided with respect to the portfolios. The amounts we receive, if any, may be different for different portfolios, and may depend on how much of our contract value is invested in the applicable portfolios.

We will credit an interest rate at a rate not less than the minimum allowed by state law at the time we issue your contract. We reserve the right to change the guaranteed minimum interest for newly issued contracts, subject to applicable state law. Upon annuitization, death of the Owner, or a total withdrawal from the Symetra Fixed Account, the minimum value that will be applied toward regular payments or paid to the Beneficiary or Owner will not be less than 90% of your Purchase Payments and transfers allocated to the Symetra Fixed Account accumulated at an annual effective interest rate of 3% each year, less prior withdrawals and transfers from the Symetra Fixed Account accumulated at an annual effective interest rate of 3% each year. If necessary to meet this minimum, charges will be waived.

CHANGES TO THE INVESTMENT OPTIONS

We reserve the right to add, combine, restrict, or remove any portfolio as an investment option under your contract. If any shares of the portfolios are no longer available, or if in our view no longer meet the purpose of the contract, it may be necessary to substitute shares of another portfolio. New or substitute portfolios may have different fees and expenses and their availability may be

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limited to certain classes of purchasers. It may also be necessary to close portfolios to allocations of new purchase payments by existing or new contract owners and we reserve the right to do so at any time and in our discretion. We will seek prior approval of the SEC (to the extent required by law) and give you notice before making any changes to the investment options.

VOTING RIGHTS

Symetra Life is the legal owner of the portfolios' shares. However, when a portfolio solicits proxies in connection with a shareholder vote, we are required to ask you for instructions as to how to vote those shares. The portfolio shares are voted in accordance with the instructions we receive by you. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

We may, if required by regulatory officials, disregard contract owners' voting instructions if such instructions would require us to vote the shares so as to cause a change in sub-classification or investment objectives of one or more of the portfolios, or to approve or disapprove an investment advisory agreement. In addition, we may under certain circumstances disregard voting instructions that would require changes in the investment policy or investment advisor of a portfolio, provided that we reasonably disapprove of such changes in accordance with applicable regulations. If we ever disregard voting instructions, contract owners will be advised of that action and of our reasons for doing so in our next report to contract owners.

You have no voting rights with respect to values in the Symetra Fixed Account.

SYMETRA FIXED ACCOUNT

The contract also offers a fixed account which credits interest rates that are set and guaranteed by Symetra Life. At the time you purchase the contract, you can choose to allocate your purchase payment to any of the following Initial Guaranteed Interest Periods: 1-year, 3-year and 5-year. Different interest rates may apply to each of the initial guaranteed periods. A minimum purchase payment of $1,000 is necessary for the 3- and 5-year Initial Guaranteed Interest Periods. No future purchase payments or transfers may be made to the 3-year and 5-year Initial Guaranteed Interest Periods.

Each purchase payment will be credited with the interest rate established for the date that we receive the purchase payment. This rate will apply to the purchase payment on the date we receive it and continue for the guaranteed period chosen. If you make additional purchase payments, each will be credited with the applicable interest rate from the date we receive it to the end of the guaranteed period.

Once the guaranteed period is over, we can adjust the interest rate. Adjusted rates will apply to purchase payments and their credited interest for at least 12 months, when the rate can be adjusted again.

In the first contract year, additional interest will be credited to purchase payments allocated to the Symetra Fixed Account if the initial purchase payment is greater than $100,000. If you make additional purchase payments, each will be credited with the applicable additional interest from the date we receive it to the end of the first contract year. If a purchase payment brings the total purchase payments to an amount greater than $100,000, the additional interest will be credited from the date we receive that purchase payment to the end of the first contract year.

Different interest rates may apply to each of your purchase payments depending on the interest rate established for the date we receive the purchase payment and any subsequent rate adjustments. Annual effective interest rates will never be less than the rate guaranteed in your contract. You bear the risk that they will never be greater than the guaranteed amount.

We will credit an interest rate at a rate not less than the minimum allowed by state law at the time we issue your contract. We reserve the right to change the guaranteed minimum interest for newly issued contracts, subject to applicable state law. Upon annuitization, death of the Owner, or a total withdrawal from the Symetra Fixed Account, the minimum value that will be applied toward regular payments or paid to the Beneficiary or Owner will not be less than 90% of your Purchase Payments and transfers allocated to the Symetra Fixed Account accumulated at an annual effective interest rate of 3% each year, less prior withdrawals and transfers from the Symetra Fixed Account accumulated at an annual effective interest rate of 3% each year. If necessary to meet this minimum, charges will be waived.

TRANSFERS

During the accumulation phase you can transfer money among the portfolios and the Symetra Fixed Account 12 times per contract year free of a transfer charge. We measure a contract year from the anniversary of your contract date. Each additional transfer in a contract year may have a charge of $10 or 2% of the amount transferred whichever is less.

The minimum amount you can transfer out of any investment option at one time is $500, or the entire value of the investment option if less. In addition to this $500 minimum, transfers out of the Symetra Fixed Account are limited to a maximum of 10% of the Symetra Fixed Account value per contract year. We may waive this 10% limitation upon written notice to you. If we waive it, we reserve the right to reinstate the 10% limitation upon written notice. If a transfer will result in the remaining balance in an investment Option being less than $500, you must transfer the entire amount out of the investment option. The minimum you can transfer into any investment option is $50.

We may accept transfers by signed written request or at our discretion, by telephone, or, if available, electronically by the Internet. Each transfer must identify:

•  your contract;

•  the amount of the transfer; and

•  which investment options are affected.

Transfers by telephone will be accepted if we have properly signed authorization on record. You may authorize someone else to make transfers by telephone on your behalf. Transfers by Internet will be accepted if you provide us with certain

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identification information, including a personal identification number ("PIN"). However, we do not accept transfer requests sent by e-mail. Transfer instructions you send electronically through the Internet are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

Although we use reasonable procedures, including recording all telephone instructions and requiring certain personal information to prevent unauthorized account access, we cannot assure you that telephone or Internet activity will be completely secure or free of delays or malfunctions. If you choose to make transfers by telephone or Internet, you must be willing to assume the risk of loss that may occur despite our reasonable efforts to verify identity. We are not responsible for the negligence or wrongful acts of third parties.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe weather emergencies, or there may be interruptions in telephone service beyond our control. Moreover, if the volume of calls is unusually high, we may not have someone immediately available to receive your order.

Likewise, we cannot guarantee that online transactions processed via the Internet will always be possible. Telephone and computer systems, whether yours, your Internet service provider's, your Symetra Life registered representative's, or Symetra Life's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request.

You also should protect your PIN because self-service options will be available to anyone who provides your PIN. We will not be able to verify that the person using your PIN and providing instructions is you or a person authorized by you.

We reserve the right to modify, suspend, or terminate transfer privileges at any time for some or all contract owners. In addition, if we receive a transfer request that is to be allocated to the Symetra Fixed Account and we are not able to invest the money such that we can credit at least the minimum guaranteed interest rate, we reserve the right to reject the portion of the transfer request that was to be allocated to the Symetra Fixed Account.

SCHEDULED TRANSFERS

You can choose among several investment strategies. We may impose restrictions on the number of scheduled transfers that can be initiated during each contract year or on the investment options available for scheduled transfers. Once started, Dollar Cost Averaging and Appreciation or Interest Sweep scheduled transfers may stop if an unscheduled transfer or withdrawal is made from the "source" investment option and will otherwise continue until you instruct us to stop or all money has been transferred out of the "source" investment options. Scheduled transfers will not count against your 12 free transfers and are available at no charge.

Dollar Cost Averaging. This strategy is designed to achieve a lower average cost per unit over time. It does not assure a profit or protect against a loss. Investing should continue at a consistent level in both market ups and downs. You can systematically transfer set amounts of at least $50 each month or quarter from any portfolio or the Symetra Fixed Account to any of the other portfolios.

Dollar Cost Averaging transfers from the Symetra Fixed Account are limited to 4% per quarter (1.33% monthly) of your value in the Symetra Fixed Account as of the date of the initial transfer. By choosing to have the transfer limit recalculated annually, the limit is raised to 4.5% per quarter (1.5% monthly). There are no percentage limits on transfers out of the portfolios.

Appreciation or Interest Sweep. If your contract value is at least $10,000, you can instruct us to automatically transfer earnings up to 10% each contract year from the Fidelity VIP Money Market Portfolio and earned interest up to 10% from the Symetra Fixed Account to the other portfolios monthly, quarterly, or annually. Appreciation or Interest Sweep cannot be used to transfer money to the Symetra Fixed Account or to the Fidelity VIP Money Market Portfolio.

•  Portfolio Rebalancing. After your money has been invested, the investment performance of the portfolios may cause the percentage in each portfolio to change from your original allocations. If your contract value is at least $10,000, you can instruct us to adjust your investment in the portfolios to maintain a predetermined mix quarterly, semiannually, or annually. Portfolio Rebalancing can be used with Dollar Cost Averaging and Appreciation or Interest Sweep; however, it is not available for the Symetra Fixed Account. The $10,000 minimum contract value requirement is waived if a Symetra approved asset allocation program is used for portfolio rebalancing.

LIMITS ON EXCESSIVE TRANSFERS AND MARKET TIMING ACTIVITY

Effects of Excessive Transfers and Market Timing Activity. The contract and the portfolios are not designed for excessive short term trading or professional market timing, or for organizations or other persons that make large, or frequent transfers. Such trading activity may be disruptive to portfolio management strategies by causing forced and unplanned portfolio turnover, and increased trading and transaction costs. In addition, these activities may require a portfolio to maintain liquid assets rather than investing them for growth, resulting in lost opportunity costs that must be indirectly borne by contract owners. These disruptive activities may increase expenses and adversely affect portfolio performance, thereby negatively impacting long-term contract owners.

Detection and Deterrence. Symetra Life discourages and does not accommodate frequent transfers or market timing activity. Due to the potential adverse consequences to contract owners, we have established certain policies and procedures to aid us in detecting and deterring contract owners that may be engaging in frequent trading and/or market timing activities. These policies

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and procedures may restrict or eliminate the right to make transfers among portfolios if such trades are executed by you, a market timing firm or other third party authorized to initiate transfers or exchange transactions on your behalf.

More specifically, our procedures detect market timing by monitoring for any two inter-portfolio transfer requests within a five business day period. When we identify a second transfer within five days of the first, we will review those transfers to determine if, in our judgment, you are engaging in market timing activity. We will particularly scrutinize transactions involving those portfolios that are subject to abuse by market timing strategies, such as those portfolios that have an international investment profile. For example, if you transfer from American Century Investments VP International Fund to Fidelity VIP Money Market Portfolio followed by a transfer from Fidelity VIP Money Market Portfolio to American Century Investments VP International Fund within five business days, we may conclude that you are engaging in market timing. We may aggregate transfers made in two or more contracts that we believe are connected in applying the procedures we employ to deter market timing.

In addition, our procedures include reviewing trading volumes every day in each portfolio offered in your contract. We will note large or unusual trading volumes and determine if a pattern of frequent transfers is being made in particular portfolios by particular contract owners.

If we conclude that market timing or other disruptive trading patterns are being transacted by you (whether or not your transfers took place within five days), we will limit you to one transfer in each 30-day period starting from the date of the transfer that we determined was a market timing transfer and continuing for six months thereafter. If transfer instructions are inadvertently accepted from you after you have been identified as a market timer, we will reverse the transaction within 1 to 2 business days.

In our sole discretion, we may revise our procedures at any time without prior notice to better detect and deter market timing or other disruptive trading to comply with regulatory requirements and/or to impose additional or alternate restrictions such as imposing dollar or percentage limits on transfers. If we modify our procedures, they will be applied uniformly to all contract owners.

If a transfer request is rejected or your transfer privileges have been restricted for any reason, we will attempt to inform you or your authorized agent by phone the next business day. If we do not succeed in reaching you or your authorized agent by phone, we will send a letter to your address of record. Our policies regarding transfer restrictions and rejections are applied uniformly, and we do not make exceptions for particular contract owners.

Underlying Portfolio Frequent Trading Policies. The portfolio managers to whom we submit purchase and redemption orders may also detect large or unusual patterns of trades submitted by us on behalf of all our variable annuity contract owners and variable life policy owners. Those portfolio managers may require us to investigate whether any of our contract owners are engaged in market timing or other similar activity and to cooperate with them to discourage such activity. In addition, the portfolios to whom we submit purchase and redemption orders may adopt unique policies and procedures designed to deter excessive trading or market timing. Those policies and procedures, when applicable, are described in the prospectuses for each of the portfolios available for investment by you, and we will enforce those policies and procedures. In cases of large or frequent transfers, the portfolio managers or Symetra Life may reject trades that are determined to be detrimental to other portfolio shareholders or violate the portfolios' policies and procedures. Therefore, we reserve the right to reject, without prior notice, any transfer request to a portfolio if the portfolio manager rejects such trade or the trade violates a portfolio's policies and procedures. If a portfolio refuses to accept a transfer request we have already processed, we will reverse the transaction within 1 to 2 business days. We will notify you or your authorized agent in writing or by phone if your transfer has been rejected or reversed. We further reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying portfolio.

Omnibus Order. Contract owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the underlying portfolios generally are "omnibus" orders from intermediaries such as retirement plans and separate accounts funding variable contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable contracts. The omnibus nature of these orders may limit the underlying portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage frequent transfer activity, it will affect other owners of underlying portfolio shares, as well as the owners of all of the variable annuity contracts (or variable life policies), including ours, whose variable investment options correspond to the affected underlying portfolios. In addition, if an underlying portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in frequent transfer activity, the underlying portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request. If an underlying portfolio rejects an omnibus order, we will notify you of the actions taken that affect your request.

We will use our best efforts to prevent market timing and other abusive trading practices, but the determination of whether market timing is occurring is subjective. We may not be able to detect all market timers or short term traders, and we may not be

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able to prevent transfers by those we do detect. In addition, the terms of the contract may also limit our ability to restrict or deter harmful transfers. If we are unable to detect or prevent market timing, the effect of such market timing may result in additional transaction costs for the portfolios and dilution of long-term portfolio owners' returns. Thus, your contract value may be lower due to lower returns in your portfolio investments.

5. CHARGES AND EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:

INSURANCE CHARGES

Each day we make deductions for our insurance charges. We do this as part of our calculation of the value of accumulation and annuity units. Insurance charges include the mortality and expense risk charge and the asset related administration charge and the Optional Benefit Charges described below.

Mortality and Expense Risk Charge. This charge is equal, on an annual basis, to 1.25% of the average daily net assets of each portfolio. This charge is for all the insurance benefits other than optional death benefits (e.g., guaranteed annuity rates and death benefits), the distribution charges, and for the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, then we will bear the loss. If the charges are more than sufficient, we will retain the excess and may use it for any purpose, including additional distribution expenses. The rate of the mortality and expense risk charge will not be increased.

Asset Related Administration Charge. This charge is equal, on an annual basis, to 0.15% of the average daily net assets of each portfolio. Since this charge is an asset-based charge, the amount of the charge associated with your particular contract may have no relationship to the administrative costs actually incurred. This charge, together with the annual administration maintenance charge (see below), is for all the expenses associated with contract administration. Some of these expenses are: preparation of the contract; confirmations and statements; maintenance of contract records; personnel costs; legal and accounting fees; filing fees; and computer and system costs. If this charge and the annual administration maintenance charge are not enough to cover the costs of the contract in the future, we will bear the loss. The rate of the asset related administration charge will not be increased.

OPTIONAL BENEFIT CHARGES

If your contract was purchased on or after April 30, 2004, you may elect optional benefits which require additional charges. The optional benefits available are GMDB - Annual Reset and EEB.

Guaranteed Minimum Death Benefit - Annual Reset: If you elect the GMDB - Annual Reset rider, we will deduct an additional charge which is equal, on an annual basis, to 0.20% of the average daily net assets of each portfolio you are invested in. This charge is for the cost and risk associated with offering the GMDB - Annual Reset rider. You may only elect this benefit at the time you purchase your contract and it is irrevocable. We stop deducting this charge on the date you switch to the income phase or when the death benefit is paid, whichever occurs first. GMDB - Annual Reset is only available for non-qualified contracts, IRAs, and Roth IRAs.

Earnings Enhancement Benefit: If you elect the EEB rider, we will deduct an additional charge which is equal, on an annual basis, to 0.15% of the average daily net assets of each portfolio and the Symetra Fixed Account. The charge is for the cost and risk associated with offering the EEB option. You may only elect this benefit at the time you purchase your contract and it is irrevocable. We stop deducting this charge on the date you switch to the income phase or when the death benefit is paid, whichever occurs first. EEB is only available for non-qualified contracts.

ANNUAL ADMINISTRATION MAINTENANCE
CHARGE

During the accumulation phase we will deduct a $30 annual administration maintenance charge from your contract on the last day of each contract year and if you withdraw the entire contract value. This charge is for administrative expenses (see above) and may be changed but may never exceed $50 per contract year ($35 per contract year if your contract was issued prior to April 29, 2005). We will not deduct this charge if the value of your contract is at least $50,000 when the deduction is to be made.

During the income phase we will not deduct this charge unless you have chosen Payments Based on a Number of Years as your annuity option and your contract value was less than $50,000 when annuity payments began.

CONTINGENT DEFERRED SALES CHARGE

A contingent deferred sales charge may be assessed on withdrawals in excess of your free withdrawal amount that is described under Section 7 - Access to Your Money. This charge is for expenses incurred in connection with the promotion, sale, and distribution of the contracts. If the contingent deferred sales charge is insufficient, excess amounts resulting from the mortality and expense risk charge may be used to recover these expenses.

Unlike many annuity contracts, the contract bases the contingent deferred sales charge on the age of your contract, not on the length of time each purchase payment is in your contract. Subsequent purchase payments do not begin a new contingent deferred sales charge period. The contingent deferred sales charge ("CDSC" in the table below) is stated as a percentage of the amount withdrawn. It starts at 8% in the first contract year and declines one percent each contract year as follows:

Contract Year	1	2	3	4	5	6	7	8	9+
CDSC	8%	7%	6%	5%	4%	3%	2%	1%	0%

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When the withdrawal is for only part of the value of your contract, the contingent deferred sales charge is deducted from the remaining value in your contract, unless you tell us otherwise.

We will not assess the contingent deferred sales charge for:

•  annuity payments;

•  Repetitive Withdrawals taken over life expectancy;

•  eligible healthcare confinement withdrawals;

•  death benefits; and

•  premium taxes.

We eliminate the contingent deferred sales charge for individual retirement annuity contracts purchased with rollovers of $1,000 or more from employer-sponsored plans that own group variable annuities issued by us. We may reduce or eliminate the amount of the contingent deferred sales charge when the contract is sold under other circumstances which reduce our sales expense. See Section 9 - Other Information.

WITHDRAWAL CHARGE

We may deduct a separate withdrawal charge equal to $25 or 2% of the amount withdrawn whichever is less, for each withdrawal after the first withdrawal in a contract year. Unless you tell us otherwise, this charge is deducted from the remaining value in your contract.

We will not deduct this charge for annuity payments, Repetitive Withdrawals, or if you withdraw the entire contract value. See Section 7 - Access To Your Money for a discussion of Repetitive Withdrawals.

TRANSFER CHARGE

You can make 12 free transfers every contract year. If you make more than 12 transfers in a contract year, we may deduct a transfer charge equal to $10 or 2% of the amount that is transferred whichever is less. The transfer charge is deducted from the investment portfolio that you transfer your funds from. If you transfer the entire balance from an investment option, the transfer fee is deducted from the amount transferred.

If the transfer is part of Dollar Cost Averaging, Appreciation or Interest Sweep, or Portfolio Rebalancing it will not be counted as part of your 12 free transfers.

PREMIUM TAXES

States and other governmental entities (e.g., municipalities) may charge premium taxes. These taxes generally range from 0% to 3.5%, depending on the state, and are subject to change. Some states charge for these taxes at the time each purchase payment is made. In this case, purchase payments, as discussed in this prospectus, may reflect a deduction for the premium tax. Other states charge for these taxes when annuity payments begin. We may make a deduction from your contract for the payment of the premium taxes assessed in connection with your contract.

INCOME OR OTHER TAXES

Currently we do not pay income or other taxes on earnings attributable to your contract. However, if we ever incur such taxes, we reserve the right to deduct them from your contract.

PORTFOLIO EXPENSES

There are deductions from and expenses paid out of the assets of the various portfolios. These expenses are summarized in the Fee Table of this prospectus. For more detailed information, you should refer to the portfolio prospectuses.

6. TAXES

This section and additional information in the SAI discuss how federal income tax applies to annuities in general. This information is not complete and is not intended as tax advice. Tax laws and their interpretations are complex and subject to change. No attempt is made to discuss state or other tax laws. Symetra Life does not guarantee the tax treatment of any contract or any transaction involving a contract. You should consult a competent tax adviser about your individual circumstances.

ANNUITY CONTRACTS IN GENERAL

Under the Code, you generally do not pay tax on contract earnings until received. Different tax rules apply to purchase payments and distributions depending on how you take money out and whether your contract is qualified or non-qualified.

Earnings for corporate owned contracts and other contracts not owned for the benefit of natural persons are generally taxed as ordinary income in the current year. Exceptions may apply.

DEATH BENEFITS

Neither of the optional death benefits paid under the contract to the beneficiary will be tax-exempt life insurance benefits. The rules governing taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as lump sum or annuity payments. Estate or gift taxes may also apply.

QUALIFIED CONTRACTS

Contracts purchased as an Individual Retirement Annuity ("IRA"), Roth IRA, Tax Sheltered Annuity ("TSA"), Roth TSA, Deferred Compensation Plan ("457"), or other retirement plan, are referred to as qualified contracts because they are qualified under the Code to provide tax deferral for retirement purposes. You do not have to purchase an annuity contract to qualify for the tax deferral offered by these retirement plans. There may be other investment vehicles that can be purchased for your retirement plan. However, an annuity contract has features and benefits other than tax deferral that may make it an appropriate investment for your retirement plan. You should consult your tax adviser regarding these features and benefits before you buy a qualified contract.

Qualified contracts are subject to special rules and limits on purchase payments and distributions that vary according to the type of retirement plan. Ineligible or excess contributions to certain retirement plans can result in substantial penalties and possible loss of the contract's or retirement plan's qualified status. Tax penalties of 10% or more, may apply to certain distributions; for example if you are under age 59 1/2 and not disabled as defined by the Code. There may be substantial

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penalties if you fail to take required minimum distributions, usually beginning by age 70 1/2.

Furthermore, under final regulations issued by the Internal Revenue Service, the value of "other benefits" provided under annuity contracts are included for purposes of calculating required minimum distributions. These other benefits include the value of any guaranteed minimum death benefits provided under your contract. These benefits will be considered in calculating required minimum distributions and do impact the amount of your required minimum distribution may be impacted. If you are purchasing a qualified contract, you should consult a tax adviser.

To the extent purchase payments have a zero cost basis (were made with pre-tax dollars), distributions will be taxed as ordinary income. In some cases, you must satisfy retirement plan or Code requirements before you take money out. For example, the Code restricts certain withdrawals from TSAs.

WITHDRAWALS FROM ROTH IRAS AND ROTH TSAS

Qualified distributions from Roth IRA and Roth TSA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA or Roth TSA for at least five years and, in addition, that the distribution is made after the individual reaches age 59 1/2, on account of the individual's death or disability, or, for Roth IRAs only, as a qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild, or ancestor.

WITHDRAWALS FOR INVESTMENT ADVISER FEES

Withdrawals from non-qualified contracts for the payment of investment adviser fees will be considered taxable distributions from the contract. The Internal Revenue Service has held, however, that the payment of investment adviser fees from a tax-qualified contract need not be considered a distribution for income tax purposes if certain requirements are met. You should consult a competent tax adviser for details.

OPTIONAL BENEFIT RIDERS - NON-QUALIFIED CONTRACTS

It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the contract.

NON-QUALIFIED CONTRACTS

Contracts purchased with after-tax money and not part of an IRA, Roth IRA, TSA, Roth TSA, 457, or other retirement plan, are referred to as non-qualified contracts and receive different tax treatment than qualified contracts. Your cost basis equals the total amount of the after-tax purchase payments remaining in the contract.

The Code generally treats distributions as coming first from earnings and then from purchase payments. Contracts issued by the same insurer to the same owner in the same year are treated as one contract for tax purposes. Distributions from non-qualified contracts are taxed as ordinary income to the extent they are attributable to earnings. Since you have already been taxed on the cost basis, distributions attributable to purchase payments are generally not taxed.

There may be a 10% tax penalty on earnings withdrawn before you reach age 59 1/2. Certain exceptions apply, such as death or disability as defined by the Code.

TAXATION OF ANNUITY PAYMENTS

Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your after-tax investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

EXCHANGES

From time to time we may offer programs under which certain variable annuity contracts previously issued by us may be exchanged for the contracts offered by this prospectus. These programs will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for Federal income tax purposes; however, you should consult your tax adviser. Generally you can exchange one non-qualified contract for another in a tax-free exchange under Section 1035 of the Code. In addition, if your Contract is a qualified Contract, then it will generally qualify as a tax free rollover or transfer.

Before making an exchange, you should compare both contracts carefully. You may have to pay a surrender charge on your existing annuity contract; other charges may be higher (or lower) and the benefits may be different. You should not exchange another variable annuity contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest.

DIVERSIFICATION

Variable annuity contracts receive tax deferral as long as the portfolios meet diversification standards set by Treasury Regulations. This favorable tax treatment allows you to select and make transfers among portfolios without paying income tax until you take money out.

We believe the portfolios offered under the contract are being managed to comply with existing standards. To date, neither Treasury Regulations nor the Code give specific guidance as to the circumstances under which your contract might lose its tax favored status as an annuity because of the number and type of portfolios you can select from, and the extent to which you can make transfers. If issued, such guidance could be applied either

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prospectively or retroactively and result in you being treated as the owner of the separate account investments, thereby resulting in the loss of the favorable tax treatment as an annuity contract. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

TAX WITHHOLDING

Generally, federal income tax is withheld from the taxable portion of withdrawals at a rate of 10%. Withholding on periodic payments as defined by the Code is at the same rate as wages. Typically, you may elect not to have income taxes withheld or to have withholding done at a different rate. Certain distributions from 403(b) and governmental 457 plans, which are not directly rolled over to another eligible retirement plan or IRA, are subject to a mandatory 20% withholding.

7. ACCESS TO YOUR MONEY

Under your contract, money may be accessed:

•  by withdrawing all or some of your money during the accumulation phase;

•  by taking Repetitive Withdrawals (described below);

•  by receiving payments during the income phase (see Section 2 - Annuity Payments); or

•  when a death benefit is paid to your beneficiary (see Section 8 - Death Benefit).

During the accumulation phase, you can take money out by writing to us. Withdrawals must be at least $250 ($100 if withdrawals are made by electronic funds transfer), or the contract value if less. Unless you tell us otherwise, partial withdrawals will be made pro rata from each investment option. Once we receive your request, withdrawals from the portfolios will be effective as of the next close of the NYSE.

A withdrawal may have a contingent deferred sales charge, a withdrawal charge, and, if you withdraw the entire contract value, an annual administration maintenance charge. There are situations where all or some of these charges don't apply. See Section 5 - Charges & Expenses for a discussion of the applicable charges.

Withdrawals may be restricted or prohibited by the terms of qualified contracts.

If you have elected the Payments Based on a Number of Years annuity option, you can stop the annuity payments at any time and receive a lump sum equal to the remaining contract value. See Section 2 - Annuity Payments for more information.

FREE WITHDRAWAL AMOUNT

Your contract has a free withdrawal amount. There is no contingent deferred sales charge on the first 10% of your contract value withdrawn in a contract year. In addition, there is no withdrawal charge on the first withdrawal you make in a contract year, but the contingent deferred sales charge may apply.

HEALTHCARE CONFINEMENT

If approved in your state, there is no contingent deferred sales charge on withdrawals you make while you are confined in an eligible healthcare facility or within 60 days after your release. In order to be eligible for this waiver, we must receive proof that your confinement has continued for 30 or more consecutive days (60 or more consecutive days for contracts issued prior to April 30, 2004) and that your confinement began after your contract date. If you are confined to a healthcare facility on the contract date, you are not eligible for this waiver of contingent deferred sales changes until after the first contract year. Please see your contract for more information.

REPETITIVE WITHDRAWALS

You may request Repetitive Withdrawals at a predetermined frequency and amount. Repetitive Withdrawals may be used to avoid tax penalties for premature withdrawals or to satisfy distribution requirements of certain retirement plans. To do this they must be a series of substantially equal withdrawals made at least annually and based on:

•  your life expectancy; or

•  the joint life expectancy of you and a beneficiary.

You may begin Repetitive Withdrawals based on life expectancy by providing us with the correct information we need to calculate the monthly, quarterly, or annual withdrawal amount. If you take additional withdrawals or otherwise modify or stop these Repetitive Withdrawals, charges may apply and there may be tax consequences and penalties.

If you make Repetitive Withdrawals that are not based on life expectancy, the same restrictions, income taxes, and tax penalties that apply to random withdrawals also apply to Repetitive Withdrawals.

WITHDRAWAL RESTRICTIONS ON TSA

Withdrawals attributable to salary reduction contributions to TSAs for years after 1988 and any earnings accrued after 1988, cannot be taken out unless:

•  you attain age 59 1/2;

•  you leave your job;

•  you die or become disabled as defined by the Code;

•  you experience a qualifying hardship (applies to contributions only); or

•  you divorce and a distribution to your former spouse is permitted under a Qualified Domestic Relations Order.

Tax penalties may apply to withdrawals. Restrictions on withdrawals from TSAs do not affect rollovers or transfers between certain retirement plans.

WITHDRAWAL RESTRICTIONS ON TEXAS OPTIONAL RETIREMENT PROGRAM ("TEXAS ORP")

Withdrawals from contracts issued in connection with Texas ORP cannot be taken unless you:

•  terminate employment in all eligible Texas institutions of higher education;

•  retire;

•  attain age 70 1/2; or

•  die.

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You must obtain a certificate of termination from your employer before you request a withdrawal from the Texas ORP.

MINIMUM VALUE REQUIRMENTS

You must withdraw the entire amount out of an investment option if, after a withdrawal, the remaining value in the investment option would be less than $500. Similarly, you must withdraw the entire contract value and your contract will terminate if, after a withdrawal, the remaining contract value would be less than the minimum, if any, stated in your contract. However, negative investment performance alone will not cause a forced withdrawal. We may waive this minimum balance for contracts issued in connection with employer sponsored retirement plans.

Withdrawals, including any charges, reduce the number of accumulation units and/or the value of the Symetra Fixed Account as well as the death benefit. Income taxes, tax penalties and certain restrictions may also apply. See Section 6 - Taxes.

8. DEATH BENEFIT

The death benefit paid upon your death is calculated as of the earlier of the date we receive proof of death and the first election of how to receive payment, or six months from the date of death. The death benefit paid will be the basic death benefit unless you have selected the GMDB - Annual Reset rider and/or the EEB rider. The Death Benefit provisions may be different for contracts issued prior to April 30, 2004. Please refer to your contract for variations.

DEATH DURING THE ACCUMULATION PHASE

If any owner dies during the accumulation phase, the death benefit is payable to the:

•  surviving owner; or if none, then

•  surviving primary beneficiary; or if none, then

•  surviving contingent beneficiary; or if none, then

•  estate of the last owner to die.

If the owner is a non-natural person (e.g., a corporation or trust), the death of any annuitant is treated as the death of the owner. Therefore, a joint annuitant on a contract owned by a non-natural person may not receive any benefits upon the death of the first annuitant.

If an annuitant dies during the accumulation phase, the owner may designate a new annuitant. If an annuitant is not designated, the owner will be named as an annuitant.

Basic Death Benefit

The basic death benefit is the higher of:

1)  your current contract value (as of the date indicated below); or

2)  if you are a sole owner or the oldest joint owner, the guaranteed minimum death benefit.

The basic guaranteed minimum death benefit is initially equal to your first purchase payment and is immediately increased by additional purchase payments and adjusted downward for withdrawals. For more detailed information regarding the adjustment calculations, please refer to your contract. The guaranteed minimum death benefit is reset on each 8-year contract anniversary until the oldest owner attains age 72. The reset benefit is equal to the immediately preceding guaranteed minimum death benefit or is "stepped up" to your contract value on that date, if higher.

Calculation of Death Benefit

We will determine the amount of and pay the death benefit upon receipt at our home office of proof of death acceptable to us, such as a certified copy of a death certificate, plus written direction from at least one eligible recipient of the death benefit proceeds regarding how to pay the death benefit payment and any other document, forms or information we need.

If we receive due proof of death acceptable to us and written direction from at least one eligible recipient of the death benefit regarding how to pay the death benefit payment within 6 months of the date of death and the guaranteed minimum death benefit exceeds the contract value, we will add money to your contract in order to satisfy the guaranteed minimum death benefit. The money added will be allocated to the investment options, in the same manner as purchase payments. For limitations on the amount we will add, please see Limitations on Death Benefit described below.

Payment of Death Benefit

The death benefit is subject to investment performance and applicable contract charges until the date payment is made. This value will usually go up or down. Thus, we should be notified of a death as promptly as possible to limit the risk of a decline in benefit value.

Under a non-qualified contract, the death benefit may be paid as:

1)  a lump sum payment or series of withdrawals that are completed within five years from the date of death; or

2)  annuity payments made over the beneficiary's life or life expectancy. To receive annuity payments, the beneficiary must make this election within 60 days from our receipt of proof of death. Annuity payments must begin within one year from the date of death. Once annuity payments begin they cannot be changed.

Under a qualified contract, different death benefit elections may be available depending upon the retirement plan.

In some cases, a spouse who is entitled to receive a death benefit may have the option to continue the contract instead. If this spouse is also the oldest joint owner, the guaranteed minimum death benefit will apply on the death of this spouse. Otherwise, the benefit on the death of your spouse will be the contract value.

If the age of the annuitant or contract owner has been misstated on the contract application, the amount of any death benefit payable shall be determined based upon the correct age of the annuitant or contract owner.

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DEATH DURING THE INCOME PHASE

If the owner dies during the income phase, then any amounts paid after the owner's death will depend on which annuity option was selected. Under the Payments Based on a Number of Years annuity option, if an owner dies before the entire contact value has been paid out, we will pay a death benefit equal to the contract value as of the date we receive proof of death and the election of how to take the death benefit payment. If the owner dies while annuity payments are being paid under another annuity option, we will pay the remaining annuity payments in accordance with that option. The death benefit or remaining annuity payments will be distributed at least as rapidly as under the annuity option then in effect. See Section 2 - Annuity Payments for more information.

The right to receive the death benefit under Payment Based on a Number of Years or to change the payee for remaining annuity payments under another annuity option is determined as follows:

•  surviving owner; or if none, then

•  surviving primary beneficiary; or if none, then

•  surviving contingent beneficiary; or if none, then

•  estate of the last owner to die.

OPTIONAL DEATH BENEFITS

If your contract was purchased on or after April 30, 2004, there are two optional death benefits available under the contract. You may elect, none, one or both benefits but only at the time you purchase the contract. The optional death benefits are only available for certain contracts as discussed below.

Guaranteed Minimum Death Benefit - Annual Reset ("GMDB - Annual Reset")

If you are under age 75 at the issue date of the contract, you can elect the GMDB - Annual Reset rider. If you elect the GMDB - Annual Reset rider, it will replace the basic guaranteed minimum death benefit described above. If the contract is owned by joint owners, both owners must be under age 75 as of the issue date of the contract to elect this rider. You may only elect this rider when you purchase your contract, and we will deduct an additional charge. This rider is only available for non-qualified contracts, IRAs, and Roth IRAs. It is not available for TSA and 457 contracts. Once you have elected the benefit, you cannot cancel it, and the 0.20% annual charge will continue to be deducted, even during periods when the GMDB - Annual Reset would provide no benefit.

If you have elected this rider, the guaranteed minimum death benefit will be reset annually each contract anniversary until the oldest owner attains age 75. The reset benefit is equal to the immediately preceding guaranteed minimum death benefit or the contract value on that date, if higher.

The GMDB - Annual Reset rider terminates and the charge is no longer deducted if:

•  the contract enters the income phase prior to your death; or

•  a spouse continues the contract after the death of the sole owner or oldest joint owner.

If the surviving spouse is the oldest joint owner and continues the contract after the death of the youngest spouse, the benefit will remain in effect and the charge will continue to be deducted.

If the age of any owner is misstated so that the owner would not have been eligible to purchase the benefit, the rider is terminated.

Earnings Enhancement Benefit ("EEB")

If you are under age 76 on the issue date of the contract, you can elect the EEB rider. If the contract is owned by joint owners, both owners must be under age 76 as of the issue date of the contract to elect this rider. You may only elect this rider at the time you purchase your contract, and we will deduct an additional charge. The EEB rider is only available for non-qualified contracts. Once you have elected the benefit, you can not cancel it. The EEB is payable upon the sole owner's or oldest joint owner's death and will be added to the basic or GMDB - Annual Reset death benefit that is described above.

If the oldest owner is age 69 or under when you purchase your contract, the EEB is equal to 40% of the earnings remaining in the contract.

If the oldest owner is age 70 through 75 when you purchase your contract, the EEB is equal to 25% of the earnings remaining in the contract.

However, the maximum EEB benefit is one million dollars, less any amount paid to satisfy the guaranteed minimum death benefit.

For purposes of this benefit, we define "earnings" as the amount by which the contract value (when the death benefit is calculated) exceeds the total amount of purchase payments received prior to the date of death, less withdrawals and charges. For this purpose, earnings are deemed to be withdrawn before purchase payments. If any purchase payments are the result of a transfer or rollover, when we calculate earnings we do not include any gain accrued while the money was invested elsewhere. Earnings also do not include the stepped-up portion of the death benefit that results if the guaranteed minimum death benefit or GMDB - Annual Reset exceeds the contract value.

Your earnings for this purpose are limited to a maximum of 250% of the total value of your purchase payments, less withdrawals and charges, excluding any purchase payments made 12 months prior to the date of death (other than purchase payments made during the first contract year if death occurs in the first contract year) or after death. Withdrawals are considered to come from earnings first. If there are no earnings in your contract, the EEB will be zero. However, the 0.15% annual charge will be deducted even if there are no earnings. This means you may be paying for a benefit you may not receive.

The EEB rider terminates and the charge is no longer deducted if:

•  the contract enters the income phase prior to your death; or

•  a spouse continues the contract after the death of the sole owner or oldest joint owner.

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If the surviving spouse is the oldest joint owner and continues the contract after the death of the youngest spouse, the benefit will remain in effect and the charge will continue to be deducted.

If the age of any owner is misstated so that the owner would not have been eligible to purchase the benefit, the rider is terminated.

For examples on how the EEB death benefit works, see Appendix A.

Effects of Ownership Changes

Certain ownership changes may result in automatic termination of the optional death benefits. If the contract is owned by one owner, the following ownership changes will result in termination of the rider:

•  A change in ownership to another individual; or

•  A change in ownership to a trust or other entity and the original owner is not the sole annuitant; or

•  A second individual is added as an owner and the new owner is older than the original owner.

If the contract is owned by joint owners, the rider will terminate if a change in ownership results in the oldest owner no longer being an owner.

The guaranteed minimum death benefit is always calculated on the life of the oldest original owner, as shown on the original application for this contract. The amount payable on the death of any owner other than the oldest original owner will be the current contract value. If the oldest original owner ceases to be an owner of the contract, the guaranteed minimum death benefit will be terminated. Therefore, ownership changes will have an impact on your contract and you should consult your agent or other advisor if you have questions.

LIMITATION ON DEATH BENEFIT

At most, one guaranteed minimum death benefit or if elected, GMDB - Annual Reset benefit and one EEB will be paid during the life of the contract. In addition, for contracts purchased on or after April 30, 2004, the maximum amount that we will add to your contract in order to satisfy the guaranteed minimum death benefit,(or if selected GMDB - Annual Reset benefit),and EEB is limited to a total of $1 million. All annuity contracts subsequently purchased by you from us will be aggregated for this $1 million limit if your death triggers a payment. The guaranteed minimum death benefit will only be paid upon the death of the oldest original owner. Therefore, ownership changes will have an impact on your contract and you should consult your agent or other advisor if you have questions.

BENEFICIARY

The beneficiary under the contract is determined as follows:

•  surviving owner; or if none, then

•  surviving primary beneficiaries; or if none, then

•  surviving contingent beneficiaries; or if none, then

•  estate of the last owner to die.

You designate one or more beneficiaries on the contract application. You may change the beneficiary at any time by sending us a signed and dated request. An irrevocable beneficiary must consent in writing to any change. A new beneficiary designation revokes any prior designation and is not effective until we record the change. We are not responsible for the validity of any beneficiary designation nor for any actions we may take prior to receiving and recording a beneficiary change.

After your death, the beneficiary has the right to receive the death benefit or to change the payee for remaining annuity payments. Thus, beneficiaries should notify us of a death as promptly as possible.

9. OTHER INFORMATION

SYMETRA LIFE

Symetra Life Insurance Company was incorporated as a stock life insurance company under Washington law on January 23, 1957 under the name Safeco Life Insurance Company. On or about August 2, 2004, Symetra Financial Corporation, a financial services holding company, became theowner of Safeco Life Insurance Company. On September 1, 2004, Safeco Life Insurance Company changed its name to Symetra Life Insurance Company. Symetra Life Insurance Company is a wholly owned subsidiary of Symetra Financial Corporation. This change of ownership had no effect on your rights as a contract owner. We provide individual and group life, accident and health insurance, and annuity products and are licensed to do business in the District of Columbia and all states except New York.

SEPARATE ACCOUNT

We established Symetra Separate Account C (formerly Safeco Separate Account C) ("Separate Account") under Washington law on February 11, 1994. The Separate Account holds the assets that underlie contract values invested in the portfolios. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Under Washington law, the assets in the Separate Account are the property of Symetra Life. However, assets in the Separate Account that are attributable to contracts are not chargeable with liabilities arising out of any other business we may conduct. Income, gains and losses (realized and unrealized), resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of Symetra Life. Promises we make in the contract are general corporate obligations of Symetra Life and are not dependent on assets in the Separate Account.

We reserve the right to combine the Separate Account with one or more of our other separate accounts or to deregister the Separate Account under the 1940 Act if such registration is no longer required.

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CHANGES TO THE SEPARATE ACCOUNT

Where permitted by applicable law, we reserve the right to make certain changes to the structure and operation of the Separate Account, including, among others, the right to:

•  Transfer assets supporting the contracts from one subaccount to another or from the Separate Account to another separate account;

•  Combine the Separate Account with other separate accounts, and/or create new separate accounts;

•  Deregister the Separate Account, or operate the Separate Account as a management investment company, or as any other form permitted by law;

•  Manage the Separate Account under the direction of a committee at any time;

•  Make any changes required by applicable law or regulation; and

•  Modify the provisions of the contract to reflect changes to the subaccounts and the Separate Account and to comply with applicable law.

Some, but not all, of these future changes may be the result of changes in applicable laws or interpretations of law.

We will not make any such changes without receiving any necessary approval of the SEC and applicable state insurance departments. We will notify you of any changes in writing. We reserve the right to make other structural and operational changes affecting the Separate Account.

GENERAL ACCOUNT

If you put your money into the Symetra Fixed Account, it goes into Symetra Life's general account. The general account is made up of all of Symetra Life's assets other than those attributable to separate accounts. All of the assets of the general account are chargeable with the claims of any of our contract owners as well as our creditors. The general account invests its assets in accordance with state insurance law.

We are not required to register the Symetra Fixed Account or any interests therein, with the SEC. For this reason, SEC staff has not reviewed disclosure relating to the Symetra Fixed Account.

DISTRIBUTION (PRINCIPAL UNDERWRITER)

The contracts are distributed by Symetra Securities, Inc. ("SSI"). They are sold by individuals who, in addition to being licensed to sell variable annuity contracts for Symetra Life, are also registered representatives of broker-dealers who have a current sales agreement with SSI and Symetra Life. SSI is an affiliate of Symetra Life and is located at 777 108th Avenue NE, Suite 1200, Bellevue, Washington 98004. It is registered as a broker-dealer with the SEC under the Securities Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No amounts are retained by SSI for acting as principal underwriter for Symetra Life contracts.

Registered representatives who solicit sales of the contracts receive a portion of the commission payable to the broker-dealer firm, depending on the agreement between the broker-dealer and the registered representative. A broker-dealer firm or registered representative may receive different commissions for selling one annuity over another annuity and may favor one annuity provider over another due to different compensation rates.

Furthermore, we and SSI offer the contracts through our affiliated broker-dealer, Symetra Investment Services, Inc. ("SIS"). Because of this affiliation, SIS and its registered representatives may favor Symetra Life's products. We do not pay SIS different commissions from what we pay unaffiliated broker-dealers, but SIS may pay its registered representatives higher commission for selling Symetra Life products rather than another company's annuity product.

We generally pay commissions as a percentage of purchase payments invested in the contract. At the option of the broker-dealer, we may pay lower compensation on purchase payments but pay a periodic asset-based commission beginning after the first contract year. The amount and timing of the commission may differ depending on the agreement between us and the broker-dealer but is not expected to be more than 6.5% of purchase payments and up to 0.50% annually of the average contract value (if asset-based commissions are paid to the broker-dealer). We may also pay additional commission if you choose to receive your contract value in the form of an annuity option. We do not expect this commission to exceed 0.40% of the contract value that is used to purchase a variable annuity option. We also pay a commission of up to 1.75% of the contract value applied to purchase a fixed annuitization option. In addition, allowances, and bonuses may be paid to broker-dealers and/or other distributors of the contracts. A bonus dependent upon persistency is one type of bonus that may be paid.

To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker-dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

This contract does not assess a front-end sales charge. You indirectly pay for commissions and other sales expenses primarily, but not exclusively, through: the surrender charge; the mortality and expense risk charge; and investment earnings on amounts allocated under contracts to the fixed account. We may also pay for sales and distribution expenses out of any payments we or SSI receive from the underlying portfolios for providing administrative, distribution and other services to the portfolios.

AMENDMENTS TO THE CONTRACT

We reserve the right to amend the contract to meet the requirements of applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers.

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LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account or SSI is a party. Symetra Life is engaged in various kinds of litigation. Although the outcome of any litigation cannot be predicted with certainty, at the present time it appears that there are no pending or threatened lawsuits that are likely to have a material adverse effect on the Separate Account, on Symetra Life's ability to meet its obligations under the contract, or on SSI's ability to perform under its principal underwriting agreement.

RIGHT TO SUSPEND ANNUITY PAYMENTS, TRANSFERS, OR WITHDRAWALS

We may be required to suspend or postpone payment of annuity payments, transfers, or withdrawals from the portfolios for any period of time when:

•  the NYSE is closed (other than customary weekend or holiday closings);

•  trading on the NYSE is restricted;

•  an emergency exists such that disposal of or determination of the value of the portfolio shares is not reasonably practicable; or

•  the SEC, by order, so permits for your protection.

Additionally, we reserve the right to defer payment of transfers or withdrawals from the Symetra Fixed Account for the period permitted by law, but not for more than six months.

Federal laws designed to counter terrorism and prevent money laundering by criminals might, in certain circumstances, require us to reject a premium payment and/or "freeze" your contract. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, or death benefits, make transfers, or continue making payments under an annuity payment option. We may also be required to provide additional information about you or your contract to government regulators.

REDUCTION OF CHARGES OR ADDITIONAL AMOUNTS CREDITED

Under some circumstances we may expect to experience lower costs or higher revenues associated with issuing and administering certain contracts. For example, sales expenses are expected to be less when contracts are sold to a large group of individuals. Under such circumstances we may pass a portion of these anticipated savings on to you by reducing owner transaction charges (including the contingent deferred sales charge) or crediting additional Symetra Fixed Account interest.

We may also take such action in connection with contracts sold to our officers, directors, and employees and their family members, employees of our affiliates and their family members, and registered representatives and employees of broker-dealers that have a current selling agreement with us. In each circumstance such actions will be reasonably related to the savings or revenues anticipated and will be applied in a non-discriminatory manner. These actions may be withdrawn or modified by us at any time.

WEBSITE INFORMATION

You can find more information about the Spinnaker Variable Annuity Contract as well as other products and financial services offered by Symetra Life Insurance Company on the Internet at http://www.symetra.com. This website is frequently updated with new information and can help you locate a representative near you.

FINANCIAL STATEMENTS

The financial statements of Symetra Life and Symetra Separate Account C are included in the Statement of Additional Information.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information
Services
Purchase of Contracts
Underwriter
Additional Tax Information
Annuity Provisions
Financial Statements

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(cut along dotted line)

If you would like a free copy of the Statement of Additional Information dated May 1, 2006, for this prospectus, please complete this form, detach and mail to:

Symetra Life Insurance Company
PO Box 3882
Seattle, WA 98124-3882

Please send me a free copy of the Statement of Additional Information for the Symetra Spinnaker® Variable Annuity at the following address:

Name:

Mailing Address:

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APPENDIX A
CALCULATION OF EEB OPTIONAL DEATH BENEFIT

Each example assumes that the GMDB - Annual Reset Rider was not elected.

EXAMPLE 1:

Assume that the contract is purchased with an initial purchase payment of $24,000 and no subsequent purchase payments are made to the contract. Assume that there have been no withdrawals made during the life of the contract and the contract was issued prior to the owner's 70th birthday. On the day we calculate the death benefit, the contract value is $45,000.

Based upon the assumptions above, the following shows how we would do the calculation.

Contract value on the date we calculate benefit	=	$45,000

Total Amount of Purchase Payments (Initial Purchase payment of $24,000)	=	$24,000

Earnings equal to the contract value minus total amount of purchase payments ($45,000 - $24,000)	=	$21,000

Maximum allowable Earning of 250% of total purchase payments excluding any purchase payments made in the 12 months prior to calculation of benefit or after the date of death (2.50 x $24,000)	=	$60,000

40% of your Earnings ($21,000 x 40%)	=	$8,400

TOTAL DEATH BENEFIT Equals the contract value on the date we calculate the benefit plus 40% of your Earnings ($45,000+$8,400)	=	$53,400

EXAMPLE 2:

Assume that the contract is purchased prior to the owner's 70th birthday with an initial purchase payment of $24,000 and no subsequent purchase payments are made to the contract. Assume that there is a $21,000 withdrawal made during the life of the contract. Assume that the account value prior to the withdrawal was equal to or greater than $45,000. Thus, the withdrawal consisted entirely of contract earnings and did not impact the purchase payment made to the contract. On the day we calculate the death benefit, the contract value is $24,000.

Based upon the assumptions above, the following shows how we would do the calculation.

Contract value on the date we calculate benefit	=	$24,000

Total Amount of Purchase Payments (Initial Purchase payment of $24,000)	=	$24,000

Earnings equal to the contract value minus total amount of purchase payments ($24,000 - $24,000)	=	$0.00

Maximum allowable Earning of 250% of total purchase payments excluding any purchase payments made in the 12 months prior to calculation of benefit or after the date of death (2.50 x $24,000)	=	$60,000

40% of your Earnings ($0 x 40%)	=	$0.00

TOTAL DEATH BENEFIT Equals the contract value on the date we calculate the benefit plus 40% of your Earnings ($24,000+$0.00)	=	$24,000

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EXAMPLE 3:

Assume that the contract is purchased with an initial purchase payment of $24,000 and no subsequent purchase payments are made to the contract. Assume that there have been no withdrawals made during the life of the contract and the contract was issued prior to the owner's 70th birthday. On the day we calculate the death benefit, the contract value is $91,500.

Based upon the assumptions above, the following shows how we would do the calculation.

Contract value on the date we calculate benefit	=	$91,500

Total Amount of Purchase Payments (Initial Purchase payment of $24,000)	=	$24,000

Earnings equal to the contract value minus total amount of purchase payments ($91,500 - $24,000)	=	$67,500

Maximum allowable Earning of 250% of total purchase payments excluding any purchase payments made in the 12 months prior to calculation of benefit or after the date of death (2.50 x $24,000)	=	$60,000

40% of your Maximum Allowable Earnings ($60,000 x 40%)	=	$24,000

TOTAL DEATH BENEFIT Equals the contract value on the date we calculate the benefit plus 40% of your Maximum Allowable Earnings ($91,500+$24,000)	=	$115,500

EXAMPLE 4:

Assume that the contract is purchased prior to the owner's 70th birthday with an initial purchase payment of $24,000. Assume that there is a $21,000 subsequent purchase payment made to the contract in the 12 months prior to the calculation of the death benefit. On the day we calculate the death benefit, the contract value is $91,500.

Based upon the assumptions above, the following shows how we would do the calculation.

Contract value on the date we calculate benefit	=	$91,500

Total Amount of Purchase Payments ($24,000 + $21,000 )	=	$45,000

Earnings equal to the contract value minus total amount of purchase payments ($91,500 - $45,000)	=	$46,500

Maximum allowable Earning of 250% of total purchase payments excluding any purchase payments made in the 12 months prior to calculation of benefit or after the date of death (2.50 x $24,000)	=	$60,000

40% of your Earnings ($46,500 x 40%)	=	$18,600

TOTAL DEATH BENEFIT Equals the contract value on the date we calculate the benefit plus 40% of your Earnings ($91,500+$18,600)	=	$110,100

EXAMPLE 5:

Assume that the contract is purchased with an initial purchase payment of $24,000 and no subsequent purchase payments are made to the contract. Assume that there have been no withdrawals made during the life of the contract and the contract was issued when the owner was age 72. On the day we calculate the death benefit, the contract value is $45,000.

Based upon the assumptions above, the following shows how we would do the calculation.

Contract value on the date we calculate benefit	=	$45,000

Total Amount of Purchase Payments (Initial Purchase payment of $24,000)	=	$24,000

Earnings equal to the contract value minus total amount of purchase payments ($45,000 - $24,000)	=	$21,000

Maximum allowable Earning of 250% of total purchase payments excluding any purchase payments made in the 12 months prior to calculation of benefit or after the date of death (2.50 x $24,000)	=	$60,000

25% of your Earnings ($21,000 x 25%)	=	$5,250

TOTAL DEATH BENEFIT Equals the contract value on the date we calculate the benefit plus 25% of your Earnings ($45,000+$5,250)	=	$50,250

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APPENDIX B

Accumulation Unit Value History

The following table includes Accumulation Unit Values for the periods indicated. This data has been extracted from the Separate Account's Financial Statements. This information should be read in conjunction with the Separate Account's Financial Statements and related notes which are included in the Statement of Additional Information. Because they are being offered for the first time in this contract, the accumulation unit value information is not included for the Pioneer Real Estate VCT Portfolio or the AIM V.I. Capital Appreciation Fund (Series I Shares).

There are several classes of Accumulation Units Values under the contract depending on the number of optional benefits you select. The table below shows the Accumulation Unit Values assuming you select no optional benefits.

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
AIM V.I. REAL ESTATE FUND (SERIES I SHARES) SUB-ACCOUNT Effective July 3, 2006, this fund will be renamed the AIM V.I. Global Real Estate Fund
May 1 value (initial public offering)								$10.000
December 31 value	$22.963	$20.384	$15.135	$11.056	$10.540	$10.772	$8.491	$8.577
December 31 units	565,687	565,997	458,860	324,429	105,012	115,254	24,715	22,885
AIM V.I. CAPITAL DEVELOPMENT FUND (SERIES II SHARES) SUB-ACCOUNT
May 1 value (initial public offering)			$10.00
December 31 value	$15.833	$14.648	$12.861
December 31 units	22,168	15,515	8,319
AIM V.I. INTERNATIONAL GROWTH FUND (SERIES II SHARES) SUB ACCOUNT
May 1 value (initial public offering)			$10.00
December 31 value	$18.255	$15.697	$12.837
December 31 units	77,117	27,750	5,724
AIM V.I. AGGRESSIVE GROWTH FUND (SERIES I SHARES) SUB-ACCOUNT(1)
May 1 value (initial public offering)						$10.000
December 31 value	$6.818	$6.539	$5.931	$4.748	$6.226	$8.542
December 31 units	909,773	1,103,346	1,116,644	1,038,843	993,553	746,656
AIM V.I. GROWTH FUND (SERIES I SHARES) SUB-ACCOUNT(1)
May 1 value (initial public offering)						$10.000
December 31 value	$4.820	$4.548	$4.261	$3.293	$4.837	$7.423
December 31 units	1,011,221	1,202,577	1,247,950	1,183,319	1,082,565	686,073
AIM V.I. GLOBAL HEALTH CARE FUND (SERIES I SHARES) SUB-ACCOUNT
May 1 value (initial public offering)			$10.00
December 31 value	$13.404	$12.568	$11.849
December 31 units	59,566	59,786	20,213
AIM V.I. CAPITAL APPRECIATION FUND (SERIES II SHARES) SUB-ACCOUNT
April 29 value (initial public offering)	$10.111
December 31 value	$11.680
December 31 units	544

1 As of December 31, 2005, Accumulation Unit Values were calculated for AIM V.I Growth Fund and AIM V.I. Aggressive Growth Fund and are shown in this table. Effective May 1, 2006, those funds were reorganized into AIM V.I. Capital Appreciation Fund. Since no assets were in the AIM V. I. Capital Appreciation Fund (Series I Shares) as of December 31, 2005, accumulation unit value information is not provided.

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Accumulation Unit Value History (Continued)

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
AMERICAN CENTURY INVESTMENTS VP LARGE COMPANY VALUE CLASS II FUND SUB-ACCOUNT
April 29 value (initial public offering)	$10.125
December 31 value	$10.883
December 31 units	9,304
AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION CLASS II FUND SUB-ACCOUNT
April 29 value (initial public offering)	$9.976
December 31 value	$9.943
December 31 units	82,304
AMERICAN CENTURY VP BALANCED SUB-ACCOUNT
January 25 value (initial public offering)										$7.020
December 31 value	$11.997	$11.593	$10.710	$9.092	$10.194	$10.718	$11.165	$10.287	$9.008	$7.887
December 31 units	1,198,113	1,222,473	1,212,429	1,101,699	1,187,997	1,191,587	1,131,063	962,809	350,262	23,490
AMERICAN CENTURY VP INTERNATIONAL SUB-ACCOUNT
January 25 value (initial public offering)										$5.330
December 31 value	$9.322	$8.347	$7.365	$5.999	$7.640	$10.942	$13.341	$8.244	$7.039	$6.016
December 31 units	1,360,594	1,553,840	1,598,479	1,645,762	1,711,144	1,634,762	1,164,188	995,167	467,855	24,432
AMERICAN CENTURY VP VALUE SUB-ACCOUNT
May 1 value (initial public offering)				$10.000
December 31 value	$12.917	$12.471	$11.061	$8.698
December 31 units	262,245	160,794	48,090	12,877
AMERICAN CENTURY VP ULTRA® CLASS II SUB-ACCOUNT
May 1 value (initial public offering)			$10.00
December 31 value	$13.003	$12.906	$11.826
December 31 units	34,098	25,283	10,781
DREYFUS IP - MIDCAP STOCK - INITIAL SHARES SUB-ACCOUNT
May 1 value (initial public offering)						$10.000
December 31 value	$13.127	$12.193	$10.802	$8.316	$9.637	$10.103
December 31 units	1,479,224	1,459,796	1,282,150	1,032,227	798,746	461,824
DREYFUS IP - TECHNOLOGY GROWTH - INITIAL SHARES SUB-ACCOUNT
May 1 value (initial public offering)						$10.00
December 31 value	$3.874	$3.785	$3.821	$2.567	$4.296	$6.518
December 31 units	842,303	1,054,164	1,125,418	764,137	632,419	464,842
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARES SUB-ACCOUNT
May 1 value (initial public offering)						$10.00
December 31 value	$6.266	$6.132	$5.855	$4.712	$6.726	$8.813
December 31 units	440,102	521,728	520,059	471,714	450,769	301,877

Spinnaker Prospectus

Accumulation Unit Value History (Continued)

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
DREYFUS VIF - APPRECIATION - INITIAL SHARES SUB-ACCOUNT
May 1 value (initial public offering)						$10.000
December 31 value	$9.197	$8.935	$8.626	$7.219	$8.791	$9.830
December 31 units	688,026	749,658	734,819	653,722	430,034	82,253
DREYFUS STOCK INDEX FUND - SERVICE SHARES SUB-ACCOUNT
May 1 value (initial public offering)			$10.00
December 31 value	$13.581	$13.187	$12.119
December 31 units	611,054	413,432	163,869
DREYFUS VIF - QUALITY BOND - INITIAL SHARES SUB-ACCOUNT
May 1 value (initial public offering)						$10.000
December 31 value	$12.903	$12.768	$12.526	$12.105	$11.391	$10.821
December 31 units	528,321	486,878	381,551	264,406	186,670	38,344
FEDERATED HIGH INCOME BOND FUND II SUB-ACCOUNT
January 25 value (initial public offering)										$9.870
December 31 value	$14.895	$14.713	$13.508	$11.208	$11.211	$11.215	$12.500	$12.391	$12.236	$10.899
December 31 units	330,080	395,158	410,718	385,601	438,228	447,628	521,564	518,078	300,924	40,629
FEDERATED INTERNATIONAL EQUITY FUND II SUB-ACCOUNT
January 25 value (initial public offering)										$10.220
December 31 value	$17.246	$16.033	$14.255	$10.963	$14.394	$20.688	$27.113	$14.866	$12.003	$11.056
December 31 units	148,903	177,334	217,487	254,400	303,888	371,131	271,054	223,162	127,307	34,059
FEDERATED CAPITAL INCOME FUND II SUB-ACCOUNT

January 25 value (initial public offering)									$11.110
December 31 value $13.208	$12.602	$11.626	$9.770	$13.028	$15.315	$17.058	$17.010	$15.135	$12.117
December 31 units 217,177	525,264	285,589	300,824	352,242	389,767	452,504	415,785	263,094	83,361
FIDELITY VIP GROWTH SUB-ACCOUNT
May 1 value (initial public offering)					$10.000
December 31 value $6.712	$6.433	$6.311	$4.817	$6.989	$8.609
December 31 units 2,610,038	2,755,891	2,605,121	2,329,179	1,993,324	1,290,296
FIDELITY VIP GROWTH & INCOME SUB-ACCOUNT
May 1 value (initial public offering)					$10.000
December 31 value $9.859	$9.288	$8.903	$7.294	$8.871	$9.859
December 31 units 786,236	857,308	800,380	576,686	428,048	173,801
FIDELITY VIP CONTRAFUND SUB-ACCOUNT
May 1 value (initial public offering)							$10.000
December 31 value $16.432	$14.249	$12.514	$9.878	$11.051	$12.772	$13.870	$11.317
December 31 units 1,961,581	1,980,636	1,979,136	2,073,995	2,237,880	2,368,270	1,651,095	153,694

Spinnaker Prospectus

Accumulation Unit Value History (Continued)

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
FIDELITY EQUITY INCOME PORTFOLIO SUB-ACCOUNT
May 1 value (initial public offering)			$10.00
December 31 value	$14.455	$13.846	$12.590
December 31 units	503,322	357,159	130,138
FIDELITY MONEY MARKET PORTFOLIO SUB-ACCOUNT
December 3 value (initial public offering)		$10.00
December 31 value	$10.136	$10.002
December 31 units	152,317	18,633
FIDELITY GROWTH OPPORTUNITIES PORTFOLIO SUB-ACCOUNT
May 1 value (initial public offering)								$10.000
December 31 value	$8.939	$8.325	$7.876	$6.150	$7.979	$9.449	$11.554	$11.235
December 31 units	693,573	806,216	911,889	942,740	987,350	994,601	813,454	145,263
FIDELITY ASSET MANAGER PORTFOLIO SUB-ACCOUNT
May 1 value (initial public offering)			$10.00
December 31 value	$11.933	$11.630	$11.183
December 31 units	35,420	28,191	11,609
FIDELITY VIP MID CAP PORTFOLIO SUB-ACCOUNT
April 29 value (initial public offering)	$10.046
December 31 value	$12.183
December 31 units	53,498
FRANKLIN SMALL MID-CAP GROWTH SECURITIES FUND - CLASS 2 SUB-ACCOUNT
May 1 value (initial public offering)						$10.000
December 31 value	$7.637	$7.390	$6.723	$4.968	$7.064	$8.454
December 31 units	1,202,220	693,543	690,155	537,973	464,341	305,072
FRANKLIN U.S. GOVERNMENT FUND - CLASS 2 SUB-ACCOUNT
May 1 value (initial public offering)						$10.000
December 31 value	$12.948	$12.822	$12.566	$12.468	$11.518	$10.876
December 31 units	655,012	575,947	492,680	365,815	162,665	9,830
FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2 SUB-ACCOUNT
April 29 value (initial public offering)	$10.064
December 31 value	$11.242
December 31 units	12,906
FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 SUB-ACCOUNT
April 29 value (initial public offering)	$10.061
December 31 value	$11.417
December 31 units	49,903

Spinnaker Prospectus

Accumulation Unit Value History (Continued)

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
FRANKLIN INCOME SECURITIES FUND - CLASS 2 SUB-ACCOUNT
December 3 value (initial public offering)		$10.00
December 31 value	$10.277	$10.257
December 31 units	159,231	—
TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 SUB-ACCOUNT
April 29 value (initial public offering)	$10.013
December 31 value	$9.808
December 31 units	27,212
TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2 SUB-ACCOUNT
May 1 value (initial public offering)						$10.000
December 31 value	$16.710	$13.298	$10.813	$7.167	$7.279	$8.032
December 31 units	169,302	84,718	78,718	44,189	15,755	15,332
TEMPLETON GROWTH SECURITIES FUND - CLASS 2 SUB-ACCOUNT
May 1 value (initial public offering)				$10.000
December 31 value	$12.715	$11.844	$10.352	$7.945
December 31 units	348,066	213,751	103,265	30,722
MUTUAL SHARES SECURITIES FUND - CLASS 2 SUB-ACCOUNT
May 1 value (initial public offering)				$10.000
December 31 value	$12.666	$11.618	$10.461	$8.477
December 31 units	425,366	310,569	184,787	78,176
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO SUB-ACCOUNT
January 25 value (initial public offering)										$10.350
December 31 value	$14.872	$11.183	$9.318	$6.419	$7.179	$8.097	$13.790	$6.131	$8.670	$9.946
December 31 units	163,469	199,807	220,067	243,879	269,862	304,764	287,537	224,539	192,647	86,353
ING VP NATURAL RESOURCES PORTFOLIO SUB-ACCOUNT
January 25 value (initial public offering)										$11.330
December 31 value	$25.075	$17.800	$16.022	$12.448	$12.894	$15.557	$13.327	$11.844	$14.952	$14.148
December 31 units	106,767	110,086	113,256	125,887	146,306	176,361	228,420	276,756	304,593	73,555
JPMORGAN INTERNATIONAL EQUITY SUB ACCOUNT
May 1 value (initial public offering)			$10.00
December 31 value	$16.919	$15.500	$13.279
December 31 units	428,966	294,273	111,176
JPMORGAN MID CAP VALUE SUB ACCOUNT
May 1 value (initial public offering)			$10.00
December 31 value	$15.812	$14.682	$12.299
December 31 units	307,615	152,691	42,121

Spinnaker Prospectus

Accumulation Unit Value History (Continued)

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
JPMORGAN U.S. LARGE CAP CORE EQUITY SUB-ACCOUNT
May 1 value (initial public offering)						$10.00
December 31 value	$7.880	$7.884	$7.303	$5.779	$7.775	$8.952
December 31 units	417,620	486,687	507,522	524,722	474,747	314,814
PIMCO COMMODITYREALRETURN STRATEGY PORTFOLIO - ADMINISTRATIVE CLASS SHARES SUB-ACCOUNT
April 29 value (initial public offering)	$9.920
December 31 value	$10.947
December 31 units	86,327
PIMCO ALL ASSET PORTFOLIO - ADVISOR CLASS SHARES SUB-ACCOUNT
April 29 value (initial public offering)	$10.008
December 31 value	$10.427
December 31 units	11,226
PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO - CLASS I SHARES SUB-ACCOUNT
February 11, 1994 value (initial public offering)										$13.910
December 31 value	$48.006	$45.629	$37.828	$26.837	$43.664	$37.163	$40.161	$38.556	$38.410	$26.928
December 31 units	1,788,116	2,264,792	2,497,956	2,745,739	2,941,540	2,911,857	2,830,645	3,132,646	2,188,705	1,244,669
PIONEER FUND VCT PORTFOLIO - CLASS I SHARES SUB-ACCOUNT
February 11, 1994 value (initial public offering)										$24.528
December 31 value	$50.915	$48.628	$45.793	$37.216	$50.938	$57.012	$64.812	$60.124	$48.808	$39.633
December 31 units	1,564,272	2,039,802	2,331,666	2,530,004	2,838,522	2,942,162	3,069,975	2,488,385	1,868,135	1,055,113
PIONEER SMALL CAP VALUE II VCT PORTFOLIO - CLASS I SHARES SUB-ACCOUNT
May 1 value (initial public offering)									$10.00
December 31 value	$22.917	$20.218	$16.764	$11.906	$12.651	$10.589	$11.426	$10.040	$12.731
December 31 units	675,901	862,713	846,355	741,022	586,117	496,362	455,130	458,821	246,308
PIONEER MID CAP VALUE VCT PORTFOLIO - CLASS I SHARES SUB-ACCOUNT
February 11, 1994 value (initial public offering)										$10.073
December 31 value	$22.859	$21.487	$18.911	$13.184	$17.573	$19.974	$23.810	$15.611	$15.388	$11.905
December 31 units	741,101	952,685	1,105,214	1,178,069	1,299,715	1,435,019	846,780	653,977	445,999	146,690
PIONEER BOND VCT PORTFOLIO - CLASS I SHARES SUB-ACCOUNT
February 11, 1994 value (initial public offering)										$16.217
December 31 value	$25.381	$25.080	$24.561	$24.116	$22.688	$21.447	$19.452	$20.536	$19.130	$17.915
December 31 units	250,370	327,632	394,317	436,150	421,008	326,834	336,578	331,330	164,114	112,876
PIONEER MONEY MARKET VCT PORTFOLIO - CLASS I SHARES SUB-ACCOUNT
February 11, 1994 value (initial public offering)										$13.526
December 31 value	$17.491	$17.310	$17.434	$17.592	$17.572	$17.169	$16.457	$15.951	$15.413	$14.874
December 31 units	286,711	366,057	368,753	404,945	458,766	359,908	605,455	764,549	469,011	251,704

Spinnaker Prospectus

Accumulation Unit Value History (Continued)

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
PIONEER EQUITY INCOME VCT PORTFOLIO - CLASS II SHARES SUBACCOUNT
December 3, value (initial public offering)		$10.00
December 31 value	$10.637	$10.222
December 31 units	480,888	47,848
PIONEER SMALL CAP VALUE VCT PORTFOLIO - CLASS II SHARES SUBACCOUNT
December 3, value (initial public offering)		$10.00
December 31 value	$11.153	$10.180
December 31 units	229,855	14,246
PIONEER EMERGING MARKETS VCT PORTFOLIO - CLASS II SHARES SUBACCOUNT
December 3, value (initial public offering)		$10.00
December 31 value	$14.147	$10.425
December 31 units	21,555	3,147
PIONEER HIGH YIELD VCT PORTFOLIO - CLASS II SHARES SUB-ACCOUNT
December 3 value (initial public offering)		$10.00
December 31 value	$10.141
December 31 units	8,138
PIONEER STRATEGIC INCOME VCT PORTFOLIO - CLASS II SHARES SUB-ACCOUNT
December 3 value (initial public offering)		$10.00
December 31 value	$10.237	$10.129
December 31 units	25,365	—
DWS BALANCED VIP SUB-ACCOUNT
February 11, 1994 value (initial public offering)										$10.435
December 31 value	$21.909	$21.338	$20.322	$17.474	$20.866	$22.527	$23.315	$20.501	$16.872	$13.771
December 31 units	1,050,813	1,282,085	1,518,848	1,681,001	1,803,631	1,781,520	1,495,102	942,422	784,022	660,227
DWS INTERNATIONAL VIP SUB-ACCOUNT
February 11, 1994 value (initial public offering)										$10.948
December 31 value	$17.526	$15.299	$13.314	$10.568	$13.129	$19.261	$24.947	$16.367	$14.008	$13.022
December 31 units	505,855	603,669	727,804	845,620	955,128	990,877	786,748	584,163	595,188	545,285

The table below shows the Accumulation Unit Values for those portfolios which had assets invested in the optional benefits under the Contract as of December 31, 2005. There w ere no assets invested in the Contract with the EEB rider, nor with the EEB and GMDB combined as of December 31, 2005.

	2005			2004
	With GMDB	With EEB	With GMDB & EEB	With GMDB	With EEB	With GMDB & EEB
AIM V.I. REAL ESTATE FUND (SERIES I SHARES) SUB-ACCOUNT Effective July 3, 2006, this fund will be renamed the AIM V.I. Global Real Estate Fund
April 30 value (initial public offering)				$10.00	$10.00	$10.00
December 31 value	$22.887
December 31 units	2

Spinnaker Prospectus

Accumulation Unit Value History (Continued)

	2005			2004
	With GMDB	With EEB	With GMDB & EEB	With GMDB	With EEB	With GMDB & EEB
AIM V.I. INTERNATIONAL GROWTH FUND (SERIES II SHARES) SUB ACCOUNT
April 30 value (initial public offering)				$10.00	$10.00	$10.00
December 31 value	$18.194
December 31 units	2
AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION CLASS II FUND SUB-ACCOUNT
April 29 value (initial public offering)	$9.976	$9.976	$9.976
December 31 value	$9.929
December 31 units	2
AMERICAN CENTURY VP BALANCED SUB-ACCOUNT
April 30 value (initial public offering)				$10.00	$10.00	$10.00
December 31 value	$11.957
December 31 units	6
DREYFUS IP - MIDCAP STOCK - INITIAL SHARES SUB-ACCOUNT
April 30 value (initial public offering)				$10.00	$10.00	$10.00
December 31 value	$13.083
December 31 units	5
DREYFUS STOCK INDEX FUND - SERVICE SHARES SUB-ACCOUNT
April 30 value (initial public offering)				$10.00	$10.00	$10.00
December 31 value	$13.535
December 31 units	7
FIDELITY VIP GROWTH PORTFOLIO INITIAL CLASS SUB-ACCOUNT
April 30 value (initial public offering)				$10.00	$10.00	$10.00
December 31 value	$6.689			$6.424
December 31 units	421			422
FIDELITY EQUITY INCOME PORTFOLIO INITIAL CLASS SUB-ACCOUNT
April 30 value (initial public offering)				$10.00	$10.00	$10.00
December 31 value	$14.406
December 31 units	5
FIDELITY MONEY MARKET PORTFOLIO SERVICE CLASS SUB ACCOUNT
December 3 value (initial public offering)
December 31 value	$10.115			$10.00	$10.00	$10.00
December 31 units	220
FRANKLIN INCOME SECURITIES FUND - CLASS 2 SUB-ACCOUNT
December 3 value (initial public offering)				$10.00	$10.00	$10.00
December 31 value	$10.255
December 31 units	650
TEMPLETON GROWTH SECURITIES FUND - CLASS 2 SUB-ACCOUNT
April 30 value (initial public offering)				$10.00	$10.00	$10.00
December 31 value	$12.673			$11.828
December 31 units	659			96
MUTUAL SHARES SECURITIES FUND - CLASS 2 SUB-ACCOUNT
April 30 value (initial public offering)				$10.00	$10.00	$10.00
December 31 value	$12.624			$11.603
December 31 units	802			238

Spinnaker Prospectus

Accumulation Unit Value History (Continued)

	2005			2004
	With GMDB	With EEB	With GMDB & EEB	With GMDB	With EEB	With GMDB & EEB
JPMORGAN INTERNATIONAL EQUITY SUB ACCOUNT
April 30 value (initial public offering)				$10.00	$10.00	$10.00
December 31 value	$16.863
December 31 units	8
PIMCO COMMODITYREALRETURN STRATEGY PORTFOLIO - ADMINISTRATIVE CLASS SHARES SUB-ACCOUNT
April 29 value (initial public offering)	$9.920	$9.920	$9.920
December 31 value	$10.933
December 31 units	3
PIONEER SMALL CAP VALUE VCT PORTFOLIO - CLASS II SHARES SUBACCOUNT
December 3 value (initial public offering)				$10.00	$10.00	$10.00
December 31 value	$11.129
December 31 units	3

Spinnaker Prospectus

SPINNAKER® VARIABLE ANNUITY

STATEMENT OF ADDITIONAL INFORMATION

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

issued by

SYMETRA SEPARATE ACCOUNT C

and

SYMETRA LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus for the Individual Flexible Premium Deferred Variable Annuity Contract.

The prospectus concisely sets forth information that a prospective investor should know before investing. For a copy of the prospectus, call 1-800-796-3872 or write to Symetra Life Insurance Company, Retirement Services Department, P.O. Box 3882, Seattle, Washington 98124-3882.

This Statement of Additional Information and the prospectus are both dated May 1, 2006.

GENERAL INFORMATION

Symetra Life Insurance Company (“the Company”, “we”, and “us”), is a wholly-owned subsidiary of Symetra Financial Corporation, a holding company whose subsidiaries are engaged primarily in insurance and financial services businesses. Symetra Life Insurance Company was incorporated as a stock life insurance company under Washington law on January 23, 1957 under the name Safeco Life Insurance Company. On September 1, 2004, Safeco Life Insurance Company changed its name to Symetra Life Insurance Company.

We established Symetra Separate Account C (“the Separate Account”) to hold assets that underlie contract values invested in the portfolios. The Separate Account meets the definition of “separate account” under Washington State law and under the federal securities laws. Although the Separate Account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended, this registration does not involve supervision of the management of the Separate Account or the Company by the SEC. We maintain records of all Separate Account purchases and redemptions of the shares of the portfolios.

Accumulation units and variable annuity payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it. Since the Separate Account is always fully invested in the shares of the portfolios, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions. The contract owner bears the entire investment risk. There can be no assurance that the aggregate value in the contract and amount of variable annuity payments will equal or exceed the purchase payments made under a contract.

SERVICES

Experts

The financial statements of Symetra Separate Account C at December 31, 2005 and for each of the two years in the period then ended and the consolidated financial statements of Symetra Life Insurance Company and Subsidiaries at December 31, 2005 and 2004 and from August 2, 2004 through December 31, 2004 and the period from January 1, 2004 through August 1, 2004 (Predecessor), and for the year ended December 31, 2003 (Predecessor), appearing in this Statement of Additional Information and Registration Statement, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

Independent Registered Public Accounting Firm

The principal business address of Ernst & Young LLP is 999 Third Avenue, Suite 3500, Seattle, WA 98104-4086.

PURCHASE OF CONTRACTS

The contracts will be sold by licensed insurance agents in states where the contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. (“NASD”).

The amount of the contingent deferred sales charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. Any reduction of the contingent deferred sales charge will be determined by us after examination of all the relevant factors such as:

1.     The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2.     The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

2

3.     Any prior or existing relationship with us will be considered. Per contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the contracts with fewer sales contacts.

4.     There may be other circumstances, of which we are not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, we determine that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the contingent deferred sales charge.

The contingent deferred sales charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will reductions or elimination of the contingent deferred sales charge be permitted where reductions or elimination will be unfairly discriminatory to any person.

UNDERWRITER

Symetra Securities, Inc. (“SSI”), an affiliate of the Company, acts as the principal underwriter for the contracts pursuant to an underwriter’s agreement with us. SSI is located at 777 108th Ave NE, Suite 1200, Bellevue, WA 98004. The contracts issued by the Separate Account are offered on a continuous basis. For the years ended 2005, 2004, and 2003, SSI received $6,492,098, $6,147,812, and $6,760,198 in commissions for the distribution of all annuity contracts funded through the Separate Account. SSI does not retain any portion of the commissions.

ADDITIONAL TAX INFORMATION

Note

The following description is based upon the Company’s understanding of current federal income tax law applicable to annuities in general. Tax laws are complex and subject to change. We cannot predict the probability that any changes in the interpretation of the laws, or the laws themselves, will occur. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. We do not guarantee the tax status of the contracts. Purchasers bear the complete risk that the contracts may not be treated as “annuity contracts” under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described in this Statement of Additional Information or the prospectus may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General

Section 72 of the Internal Revenue Code of 1986, as amended, (“the Code”) governs taxation of annuities in general. An owner is generally not taxed on increases in the value of a contract until distribution occurs, either in the form of a lump sum payment, a withdrawal, or as annuity payments under the option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is generally taxed on the portion of the payment that exceeds the cost basis in the contract. For a partial withdrawal payment from a non-qualified contract, the recipient is taxed on a last-in, first-out basis, meaning taxable income is withdrawn before the costs basis of the contract is withdrawn. Qualified contracts are taxed on a pro-rata basis. The cost basis is generally the amount of non-deductible purchase payments which for qualified contracts may be zero. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. The exclusion amount for payments based on a fixed annuity is determined by multiplying the payment by the ratio that the cost basis of the contract (adjusted for any period certain or refund feature) bears to the expected return under the contract. The exclusion amount for payments based on a variable annuity is determined by dividing the cost basis of the contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the contract has been recovered (i.e. when the total of the excludable amounts equals the investment in the contract) are generally fully taxable. For certain types of retirement plans there may be no cost basis in the contract within the meaning of Section 72 of the Code resulting in the annuity payments being fully includable in taxable income. Owners, payees and beneficiaries under the contracts should seek competent financial advice about the tax consequences of any distributions.

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Any death benefits paid under the contract are generally taxable to the beneficiary. The rules governing the taxation of distributions from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

Non-Qualified Annuity Contracts

Individuals may purchase non-qualified annuity contracts without any purchase payment limits imposed under the Code. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until withdrawn. If the contract value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includable in gross income.

Under Section 72(u) of the Code, the earnings on purchase payments for the contracts will be taxed currently to the owner if the owner is not a natural person, e.g., a corporation or certain other entities. Such contracts will generally not be treated as annuities for federal income tax purposes. This treatment is not applied to contracts held by certain trusts or other entities as an agent for a natural person or to hold qualified retirement plan assets. Purchasers who are not natural persons should consult their own tax counsel or other tax adviser before purchasing a contract.

Under the Code, if two or more non-qualified annuity contracts are purchased from the same company within the same calendar year, they are treated as one annuity contract for purposes of determining the tax consequences of any distribution. As a result, withdrawals from any of such contracts will be taxed based upon the income in all of the contracts aggregated in the same calendar year. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple contracts. For purposes of the aggregation rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. You should consult a tax adviser prior to purchasing more than one annuity in any calendar year.

Tax Treatment of Withdrawals – Non-qualified Annuity Contracts

In addition to ordinary income tax, withdrawals from the contract may be subject to a ten percent (10%) penalty applied to the income portion of any premature withdrawals. The penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59½; (b) after the death of the owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982. With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59½ or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

The above information does not apply to qualified contracts. However, separate tax withdrawal penalties and restrictions may apply to such qualified contracts. (See “Tax Treatment of Withdrawals - Qualified Contracts” below.)

Qualified Contracts

1.          The following describes contracts offered to individual contract owners in order to allow individuals to accumulate savings for retirement. If your contract is issued as an Individual Retirement Annuity (“IRA”) or Roth Individual Retirement Annuity (“Roth IRA”), then we will issue the contract with language intended to qualify the contract as an IRA or Roth IRA. We will also provide the necessary administrative procedures to administer the IRAs and Roth IRAs in accordance with IRS requirements governing the sponsors of IRAs and Roth IRAs subject to the accuracy and completeness of the information you provide us. For SEP IRAs and SIMPLE IRAs, certain IRS requirements and administrative procedures will be provided by your employer, and

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your contract may be subject to the terms of the SEP IRA or SIMPLE IRA plan. Contracts issued in connection with SEP IRAs and SIMPLE IRAs may include special provisions that may restrict or modify the contract provisions and administrative services in the prospectus.

a.             Individual Retirement Annuities

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional IRA. Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual’s gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Traditional IRAs include the SEP IRA and SIMPLE IRA. An employer can establish a SEP IRA or SIMPLE IRA for its employees. Under an employer’s SEP IRA or SIMPLE IRA, contributions for each eligible employee can be made under a contract issued as an IRA. Under certain conditions, distributions from other IRAs and other retirement plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b.             Roth Individual Retirement Annuities

Section 408A of the Code permits eligible individuals to make nondeductible contributions to Roth IRAs. Section 408A includes limits on how much you may contribute to a Roth IRA and when distributions may commence. Qualified distributions from Roth IRAs are excluded from taxable gross income. “Qualified distributions” are distributions which (a) are made more than five years after the taxable year of the first contribution to a Roth IRA, and (b) meet any of the following conditions; (1) the annuity owner has reached age 59 ½; (2) the distribution is paid to a beneficiary after the owner’s death; (3) the annuity owner is disabled; or (4) the distribution will be used for a first time home purchase. (Qualified distributions for first time home purchases may not exceed $10,000.)  Non-qualified distributions are includable in taxable gross income only to the extent that they exceed the contributions made to the Roth IRA. The taxable portion of a non-qualified distribution may be subject to the 10% penalty tax.

Subject to certain limitations, you may convert a traditional IRA to a Roth IRA. You will be required to include the taxable portion of the conversion in your taxable gross income, but you will not be required to pay the 10% penalty tax.

2.          The following describes contracts offered to participants of employer-sponsored retirement plans. Owners, annuitants and beneficiaries are cautioned that benefits under a retirement plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company’s administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Contracts issued in connection with retirement plans include special provisions that may restrict or modify the contract provisions and administrative services described in the prospectus. Generally, contracts issued pursuant to retirement plans are not transferable except upon surrender or annuitization. The tax rules regarding retirement plans are very complex and will have differing applications depending on individual facts and circumstances.

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by the Company in connection with retirement plans will utilize annuity purchase rate tables which do not differentiate on the basis of sex. Such annuity purchase rate tables will also be available for use in connection with certain non-qualified deferred compensation plans.

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a.             Tax Sheltered Annuity

Section 403(b) of the Code permits the purchase of “Tax Sheltered Annuities” (“TSA”) by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includable in the gross income of the employees until the employees receive distributions from the contracts. The amount of contributions to the TSA is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See “Tax Treatment of Withdrawals - Qualified Contracts” below.)  Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b.             Roth TSA

Section 402A of the Code permits an employee to designate their contributions to their TSAs as Roth TSA contributions if Roth TSA contributions are permitted by the employer. Roth TSA contributions are includable in gross income and are subject to the TSA limits discussed above. Qualified distributions from Roth TSAs are excluded from taxable gross income. “Qualified distributions” are distributions which (a) are made more than five years after the taxable year for which the employee first designated a contribution as a Roth TSA contribution, and (b) meet any of the following conditions: (1) the annuity owner has reached age 59 ½; (2) the distribution is paid to a beneficiary after the owner’s death; (3) or the annuity owner is disabled. Non-qualified distributions are includable in taxable gross income only to the extent that they exceed the contributions made to the Roth TSA. The taxable portion of a non-qualified distribution may be subject to the 10% penalty tax.

c.             Deferred Compensation Plans

Section 457 of the Code permits governmental and certain other tax exempt employers to establish deferred compensation plans for the benefit of their employees. The Code establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includable in the employees’ gross income until distributed from the plan. Special rules apply to deferred compensation plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

Tax Treatment of Withdrawals - Qualified Contracts

In the case of a withdrawal under a tax-qualified contract (other than a Roth TSA), a ratable portion of the amount received is taxable, generally based on the ratio of the individual’s cost basis to the individual’s total accrued benefit under the retirement plan. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from certain retirement plans, including contracts issued and qualified under Code Sections 403(b) (Tax Sheltered Annuities and Roth Tax Sheltered annuities), 408 (Individual Retirement Annuities), and 408A (Roth Individual Retirement Annuities). To the extent amounts are not includable in gross income because they have been rolled over to an IRA or to another eligible plan, no tax penalty will be imposed.

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The tax penalty will not apply to the following distributions:  (a) if distribution is made on or after the date on which the owner reaches age 59½ ; (b) distributions following the death or disability of the owner (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of such owner and his or her designated beneficiary; (d) distributions made to the owner who has separated from service after he or she has attained age 55; (e) distributions made to the owner to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to qualified domestic relations order; (g) distributions made to pay health insurance premiums for an unemployed owner; (h) distributions made to pay qualified higher education expenses;  (i) distributions made to an owner for first home purchases; and (j) distributions due to an IRS levy. The exceptions stated in (d), and (f) above do not apply in the case of an IRA or Roth IRA. The exception stated in (c) above applies to an IRA and Roth IRA without the requirement that there be a separation from service. The exceptions stated in (g), (h), and (i) above do not apply in the case of a TSA or Roth TSA.

Generally, distributions from a retirement plan must commence no later than April 1st of the calendar year, following the year in which the employee attains age 70½. Distributions from a TSA or Deferred Compensation Plan may, however, be deferred until actual retirement, if later. Such distributions (including distributions from Roth TSAs) must include the present value of any death benefits you have purchased under the contract and must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Roth IRAs are not subject to the required minimum distribution rule. Distributions from a Roth IRA may be deferred until the death of the owner.

Tax Sheltered Annuities - Withdrawal Limitations

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the owner: (1) attains age 59 ½; (2) separates from service; (3) dies or becomes disabled (within the meaning of Section 72(m)(7) of the Code); (4) experiences a hardship, or (5) is divorced and the distribution is permitted under a Qualified Domestic Relations Order. Withdrawals for hardship are restricted to the portion of the owner’s contract value which represents contributions made by the owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or transfers between certain retirement plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

Income Tax Withholding

All distributions or any portion(s) thereof which are includable in the gross income of the owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate. Special withholding rules apply to United States citizens residing outside the United States and to non-resident aliens.

Certain distributions from retirement plans qualified under Section 403(b) or from governmental retirement plans qualified under Section 457, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary;  b) distributions for a specified period of 10 years or more; c) distributions which are required minimum distributions; d) the portion of distributions not includable in gross income (i.e. returns of after-tax contributions); e) hardship distributions; or f) corrective distributions. You should consult your own tax counsel or other tax adviser regarding income tax withholding.

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Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department (“Treasury Department”), adequately diversified. Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts such as the contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations (Treas. Reg. 1.817-5), which establish diversification requirements for the portfolios underlying variable contracts such as those described in the prospectus. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, “each United States government agency or instrumentality shall be treated as a separate issuer.”

The Company intends that all portfolios underlying the contracts will be managed in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which owner control of the investments of the Separate Account will cause the contract owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the contract owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as your ability to transfer among portfolios or the number and type of portfolios available, would cause you to be considered the owner of the assets of the separate account resulting in the imposition of federal income tax with respect to earnings allocable to the contract prior to receipt of payments under the contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the contract owner being retroactively determined to be the owner of the assets of the Separate Account.

Due to the uncertainty in this area, the Company reserves the right to modify the contract in an attempt to maintain favorable tax treatment.

ANNUITY PROVISIONS

Annuity Unit Value

The value of an annuity unit for each portfolio on any date varies to reflect the investment experience of the portfolio, the assumed investment return of 4% on which the applicable Variable Annuity Purchase Rate Table is based, and the deduction for charges assessed and imposed by the Company, including a mortality and expense risk charge, asset related administration charge, and, if applicable, a charge for premium taxes.

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For any valuation period the value of an annuity unit is determined by multiplying the value of an annuity unit for each portfolio, as of the immediately preceding valuation period by the Net Investment Factor(s) for the valuation period for which the value is being calculated, and dividing the result by the Assumed Investment Factor to adjust for the assumed investment return of 4% used in calculating the applicable Variable Annuity Purchase Rate Table.

The Net Investment Factor is a number that represents the change in the accumulation unit value of a portfolio on successive days when the NYSE is open for regular trading. The Net Investment Factor for any portfolio for any valuation day is determined by taking the accumulation unit value of the portfolio as of the current valuation day, and dividing it by the accumulation unit value for the preceding day. The Net Investment Factor will likely be different from the Assumed Investment Factor, and therefore the annuity unit value will usually increase or decrease.

The Assumed Investment Factor for a one day valuation period is 1.00010746. This factor neutralizes the assumed investment return of 4% in the Variable Annuity Purchase Rate Table in the contract.

Variable Annuity Payments

The amount of the first annuity payment under a contract is generally determined on the basis of the annuity option selected, the annuity purchase rate, the age and sex of the annuitant, and the annuity date. The amount of the first payment is the sum of the payments from each portfolio determined by applying the value of each portfolio used to purchase variable annuity payments, after deduction for premium taxes, if applicable, as of the 15th day of the preceding month, to the Variable Annuity Purchase Rate Table contained in the contract (which is guaranteed for the duration of the contract).

The number of annuity units attributed to a portfolio is the amount of the first annuity payment attributable to that portfolio divided by the value of the applicable annuity unit for that portfolio as of the 15th day of the month preceding the annuity date. The number of annuity units attributed to the variable annuity payment each month remains constant unless the owner changes portfolio elections. The value of an annuity unit will usually increase or decrease from one month to the next.

The dollar amount of each variable annuity payment after the first is the sum of the payments from each portfolio, which are determined by multiplying the number of annuity units credited for that portfolio by the annuity unit value of that portfolio as of the 15th of the month preceding the annuity payment.

To illustrate the manner in which variable annuity payments are determined we have provided the following example. Item (4) in the example shows the applicable monthly payment rate (which varies depending on the Variable Annuity Purchase Rate Table used in the contract) for an annuitant with an adjusted age 63, where an owner has elected a variable life annuity with a guaranteed period of 10 years with the assumed investment return of 4%. (The “Life Annuity with Guaranteed Period” option is described in the prospectus).

(1)	Assumed number of accumulation units in a portfolio on maturity date	25,000

(2)	Assumed value of an accumulation unit in a portfolio at maturity	$12.5000

(3)	Cash value of contract at maturity, (1) x (2)	$312,500

(4)	Consideration required to purchase $1 of monthly annuity from Variable Annuity Purchase Rate Table	$200.20

(5)	Amount of first payment from a portfolio, (3) divided by (4)	$1,560.94

(6)	Assumed value of annuity unit in a portfolio at maturity	$13.0000

(7)	Number of annuity units attributed to a portfolio, (5) divided by (6)	120.0723

The $312,500 value at maturity provides a first payment from the portfolio of $1,560.94, and payments thereafter of the varying dollar value of 120.0723 annuity units. The amount of subsequent payments from the portfolio is determined by

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multiplying 120.0723 units by the value of an annuity unit in the portfolio on the applicable valuation date. For example, if that unit value is $13.25, the monthly payment from the portfolio will be 120.0723 multiplied by $13.25, or $1,590.96.

However, the value of the annuity unit depends on the investment experience of the portfolio. Thus in the example above, if the Net Investment Factor for the following month was less than the assumed investment return of 4%, the annuity unit would decline in value. If the annuity unit value declined to $12.75 the succeeding monthly payment would then be 120.0723 x $12.75, or $1,530.92.

For the sake of simplicity the foregoing example assumes that all of the annuity units are in one portfolio. If there are annuity units in two or more portfolios, the annuity payment from each portfolio is calculated separately, in the manner illustrated, and the total monthly payment is the sum of the payments from the portfolios.

Fixed Annuity Payments

The amount of fixed annuity payments under a life annuity option (other than Payments Based on a Number of Years) remains constant and is determined by applying the value of the contract used to purchase fixed annuity payments, after deduction for premium taxes, if applicable, to the Fixed Annuity Purchase Rate Table contained in the contract. The Company may substitute more favorable payment rates for the rates in the Fixed Annuity Purchase Rate Table on a non-discriminatory basis. The amount of fixed annuity payments under the Payments Based on a Number of Years annuity option is determined by taking the value of the contract over the term chosen at the minimum interest rate guaranteed under the contract.

Payments Based on a Number of Years

This option is designed so that payments from the contract will meet the IRS definition of “amounts received as an annuity” and will have an exclusion ratio (for fixed interest annuities) or an excludable amount (for variable annuities) applied to each payment. The exclusion ratio (or excludable amount) determines which part of the payment is a return of after-tax investment in the contract and which part is a taxable distribution of earnings. In order for payments from a nonqualified annuity to be treated as “an amount received as an annuity,” the following requirements must be met:

Fixed Payments

•      The amount of each payment must be determinable on the annuity date for the specified term. We calculate Payments Based on a Number of Years by amortizing the contract value on the annuity date at 3% (or the contract minimum interest guarantee, if less) over a term selected by the contract owner, but not less than 5 years nor more than the number of years to the annuitant’s age 100. The expected return is the calculated payment amount times the number of payments (term times payment frequency). The exclusion ratio is the cost basis divided by the expected return.

•      If the contract earns more than the contract’s minimum guaranteed interest rate, then payments will continue beyond the specified term until the account is exhausted.

Variable Payments

•      Because the annuity value of variable annuities is, by definition, variable over time, the amount of future payments can not be determinable on the annuity date for the term specified by the owner. The IRS requires payments to be made over the term, but allows payments to fluctuate from year to year to reflect gains or losses in excess of the original return assumption. For the first full year of payments under the Payments Based on a Number of Years annuity option, we calculate payment(s) by amortizing the contract value on the annuity date using interest rates ranging from 3% to 120% of the applicable federal mid-term rate (AFR). At the beginning of each subsequent year, we recalculate the payment by amortizing the end of year contract value over the remaining term using the original interest rate assumption. This annual recalculation causes the value of the portfolios to be exhausted by the end of the specified term. The excludable amount is the cost basis (after-tax investment in the contract) divided by the expected number of payments (the term in years times the number of payments per year).

Payments Based on a Number of Years may be stopped upon death of the annuitant or at full surrender of the contract. The refund equals the full value of the undistributed accumulation units (and fixed account value, if any).

To illustrate how the Payments Based on a Number of Years annuity option for the variable portion of the contract is calculated, assume that Contract Owner A elects the Payments Based on a Number of Years annuity option and:

•      Accumulation unit values for all portfolios on the annuity starting date equal $100,000;

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•      Assumed investment return is 4%; and

•      Policyholder A elects to receive annual payments at the beginning of the year for 20 years.

Under this scenario, Contract Owner A’s first annual payment is $7,075.17. This is determined by calculating the payment amount which would reduce the present $100,000 accumulation value to zero over 20 years assuming an investment return of 4%. We then liquidate accumulation unit values equal to $7,075.17 for the first annual payment. Now assume that the $92,924.83 remaining balance in one year grows with investment gains to $100,000.

Contract Owner A’s second annual payment is $7,321.02. This is determined by calculating the new payment amount that would reduce the present $100,000 accumulation value to zero over the remaining 19 years, assuming an investment return of 4%.

In the third year, assume that the $92,678.98 remaining balance, after another year, declines with investment losses to $90,000. Contract Owner A’s third annual payment is $6,835.96. This is determined by calculating the amount that would reduce the present $90,000 accumulation value to zero over the remaining 18 years, assuming an investment return of 4%. We then liquidate accumulation unit values equal to $6,835.96 to make the third payment.

This annual recalculation process continues until the accumulation units are exhausted.

FINANCIAL STATEMENTS

The Audited Consolidated Financial Statements of Symetra Life Insurance Company and Subsidiaries included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the contract. They should not be considered as bearing upon the investment experience of the Separate Account or its portfolios.

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CONSOLIDATED FINANCIAL STATEMENTS

Symetra Life Insurance Company and Subsidiaries
Three-Year Period Ended December 31, 2005
With Report of Independent Auditors

Symetra Life Insurance Company and Subsidiaries

Consolidated Financial Statements

Three-Year Period Ended December 31, 2005

•	Ernst & Young LLP Suite 3500	•	Phone: (206) 621-1800
	999 Third Avenue		www.ey.com
Seattle, Washington 98104

Report of Independent Registered Public Accounting Firm

The Board of Directors

Symetra Life Insurance Company

We have audited the accompanying consolidated balance sheets of Symetra Life Insurance Company and subsidiaries (the Company) as of December 31, 2005 and 2004, and the related consolidated statements of income, changes in shareholder’s equity, comprehensive income (loss), and cash flows for the year ended December 31, 2005, for the period from August 2, 2004 through December 31, 2004, and the period from January 1, 2004 through August 1, 2004 (Predecessor), and for the year ended December 31, 2003 (Predecessor). These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of the Company at December 31, 2005 and 2004, and the consolidated results of its operations and its cash flows for the year ended December 31, 2005, and for the period from August 2, 2004 through December 31, 2004, and the period from January 1, 2004 through August 1, 2004 (Predecessor), and for the year ended December 31, 2003 (Predecessor), in conformity with U.S. generally accepted accounting principles.

February 17, 2006

Symetra Life Insurance Company and Subsidiaries

Consolidated Balance Sheets

(In Thousands)

	December 31
	2005	2004
Assets
Investments: (Notes 2 and 3)
Available-for-sale securities:
Fixed maturities, at fair value (amortized cost: $16,948,759, $17,717,295, respectively)	$17,141,666	$18,192,603
Marketable equity securities, at fair value (cost: $131,135, $90,258, respectively)	142,172	94,898
Mortgage loans	776,923	814,574
Policy loans	80,463	83,016
Investment in limited partnerships	83,369	—
Other invested assets	13,362	6,064
Total investments	18,237,955	19,191,155

Cash and cash equivalents	103,778	111,630
Accrued investment income	213,502	229,054
Accounts receivable and other receivables	49,974	52,975
Reinsurance recoverables (Note 7)	229,888	214,197
Deferred policy acquisition costs	49,017	14,377
Intangibles and goodwill (Note 8)	3,687	7,600
Deferred income tax assets, net (Note 11)	134,648	78,006
Current income tax recoverable	26,207	—
Property, equipment, and leasehold improvements, net (Note 9)	18,040	404
Other assets	5,117	1,478
Securities lending collateral (Note 5)	598,451	890,710
Separate account assets	1,188,820	1,228,360
Total assets	$20,859,084	$22,019,946

	December 31
	2005	2004
Liabilities and shareholder’s equity
Funds held under deposit contracts (Note 6)	$16,697,903	$17,542,577
Future policy benefits	371,457	354,912
Policy and contract claims (Note 10)	135,655	153,173
Unearned premiums	11,560	9,403
Other policyholders’ funds	47,511	43,288
Current income taxes payable (Note 11)	—	4,567
Other liabilities	205,235	162,329
Securities lending payable (Note 5)	598,451	890,710
Separate account liabilities	1,188,820	1,228,360
Total liabilities	19,256,592	20,389,319

Commitments and contingencies (Note 13)

Common stock, $250 par value; 20,000 shares authorized, issued, and outstanding	5,000	5,000
Additional paid-in capital	1,251,697	1,251,697
Retained earnings	212,902	62,416
Accumulated other comprehensive income, net of taxes (Note 12)	132,893	311,514
Total shareholder’s equity	1,602,492	1,630,627

Total liabilities and shareholder’s equity	$20,859,084	$22,019,946

See accompanying notes to the consolidated financial statements.

Symetra Life Insurance Company and Subsidiaries

Consolidated Statements of Income

(In Thousands)

			Predecessor
	Year Ended December 31, 2005	Period From August 2, 2004 Through December 31, 2004	Period From January 1, 2004 Through August 1, 2004	Year Ended December 31, 2003
Revenues:
Premiums (Note 7)	$575,459	$263,195	$357,925	$680,518
Net investment income (Note 3)	991,233	410,436	693,464	1,210,194
Other revenues	37,383	17,411	29,797	39,444
Net realized investment gains (losses) (Note 3)	13,162	7,024	34,985	(9,516)
Total	1,617,237	698,066	1,116,171	1,920,640

Benefits and expenses:
Policyholder benefits and claims	327,427	127,499	223,577	381,937
Interest credited to policyholder account values	811,334	360,196	556,433	990,816
Other underwriting and operating expenses	251,150	112,543	166,981	299,114
Amortization of deferred policy acquisition costs	11,862	1,626	34,164	51,327
Intangible asset amortization (Note 8)	—	—	4,929	8,331
Total	1,401,773	601,864	986,084	1,731,525

Income before income taxes	215,464	96,202	130,087	189,115

Provision for income taxes (Note 11):
Current	21,914	23,046	1,237	42,091
Deferred	43,064	10,740	30,608	9,321
Total	64,978	33,786	31,845	51,412
Net income	$150,486	$62,416	$98,242	$137,703

See accompanying notes to the consolidated financial statements.

Symetra Life Insurance Company and Subsidiaries

Consolidated Statements of Changes in Shareholder’s Equity
(In Thousands)

			Predecessor
	Year Ended December 31, 2005	Period From August 2, 2004 Through December 31, 2004	Period From January 1, 2004 Through August 1, 2004	Year Ended December 31, 2003

Common stock	$5,000	$5,000	$5,000	$5,000

Additional paid-in capital:
Balance at beginning of period	1,251,697	373,638	363,391	357,017
Purchase method accounting adjustment	—	878,059	—	—
Capital contribution from Safeco	—	—	8,834	4,537
Stock option expense allocation from Safeco	—	—	1,413	1,837
Balance at end of period	1,251,697	1,251,697	373,638	363,391

Retained earnings:
Balance at beginning of period	62,416	1,327,392	1,293,450	1,155,747
Purchase method accounting adjustment		(1,327,392)	—	—
Net income	150,486	62,416	98,242	137,703
Dividends to Safeco	—	—	(64,300)	—
Balance at end of period	212,902	62,416	1,327,392	1,293,450

Accumulated other comprehensive income, net of taxes:
Balance at beginning of period	311,514	636,050	829,145	704,784
Purchase method accounting adjustment	—	(636,050)	—	—
Other comprehensive income (loss)	(178,621)	311,514	(193,095)	124,361
Balance at end of period	132,893	311,514	636,050	829,145
Shareholder’s equity	$1,602,492	$1,630,627	$2,342,080	$2,490,986

See accompanying notes to the consolidated financial statements.

Symetra Life Insurance Company and Subsidiaries

Consolidated Statements of Comprehensive Income (Loss)

(In Thousands)

			Predecessor
	Year Ended December 31, 2005	Period From August 2, 2004 Through December 31, 2004	Period From January 1, 2004 Through August 1, 2004	Year Ended December 31, 2003

Net income	$150,486	$62,416	$98,242	$137,703

Other comprehensive income (loss), net of taxes:
Change in unrealized gains and losses on available-for-sale securities (net of tax $(93,083), $169,525, $(102,908), and $75,322, respectively)	(172,869)	314,831	(191,115)	139,884
Reclassification adjustment for net realized investment (gains) losses included in net income (net of tax: $(3,518), $(1,543), $(12,360), and $4,173, respectively)	(6,534)	(2,865)	(22,953)	7,749
Derivatives qualifying as cash flow hedges — net change in fair value (net of tax: $—, $—, $(2,390), and $(765), respectively)	—	—	(4,439)	(1,421)
Adjustment for deferred policy acquisition costs valuation allowance (net of tax: $419, $(243), $13,683, and $(11,766), respectively)	782	(452)	25,412	(21,851)
Other comprehensive income (loss)	(178,621)	311,514	(193,095)	124,361
Comprehensive income (loss)	$(28,135)	$373,930	$(94,853)	$262,064

See accompanying notes to the consolidated financial statements.

Symetra Life Insurance Company and Subsidiaries

Consolidated Statements of Cash Flows
(In Thousands)

			Predecessor
	Year Ended December 31, 2005	Period From August 2, 2004 Through December 31, 2004	Period From January 1, 2004 Through August 1, 2004	Year Ended December 31, 2003
Cash flows from operating activities
Net income	$150,486	$62,416	$98,242	$137,703
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized investment (gains) losses	(13,162)	(7,024)	(34,985)	9,516
Accretion of fixed maturity investments	98,829	58,533	3,949	(21,643)
Accrued interest on accrual bonds	(45,383)	(19,502)	(27,504)	(45,937)
Amortization and depreciation	7,583	1,761	4,466	14,850
Deferred income tax provision	43,064	10,740	30,608	9,321
Interest expense on deposit contracts	811,334	360,196	556,433	990,816
Mortality and expense charges and administrative fees	(89,185)	(35,825)	(50,718)	(84,238)
Other, net	11	1,302	938	(1,417)
Changes in:
Accrued investment income	15,552	9,567	(7,807)	(2,806)
Deferred policy acquisition costs	(33,438)	(13,816)	11,011	(22,490)
Other receivables	(7,932)	(4,087)	20,015	(34,730)
Policy and contract claims	(17,518)	(113)	14,061	(30,919)
Future policy benefits	16,545	(5,234)	5,710	(8,052)
Unearned premiums	2,157	(710)	275	287
Accrued income taxes	(30,774)	15,814	(38,509)	28,101
Other assets and liabilities	20,240	19,888	(57,939)	14,062
Total adjustments	777,923	391,490	430,004	814,721
Net cash provided by operating activities	928,409	453,906	528,246	952,424

Cash flows from investing activities
Purchases of:
Fixed maturities available-for-sale	(2,873,509)	(1,202,612)	(1,677,343)	(4,448,014)
Equity securities available-for-sale	(98,629)	(42,992)	(3,375)	(8,915)
Other invested assets	(51,806)	(6,072)	162	(8,445)
Issuance of nonaffiliated mortgage loans	(101,992)	(15,543)	(40,854)	(117,810)
Issuance of policy loans	(17,895)	(7,546)	(12,550)	(22,229)
Maturities and calls of fixed maturities available-for-sale	1,273,535	791,191	974,773	2,110,009
Sale of:
Fixed maturities available-for-sale	2,318,889	362,459	712,821	1,285,983
Equity securities available-for-sale	53,716	41,573	4,491	8,715

			Predecessor
	Year Ended December 31, 2005	Period From August 2, 2004 Through December 31, 2004	Period From January 1, 2004 Through August 1, 2004	Year Ended December 31, 2003
Cash flows from investing activities (continued)
Other invested assets	$1,886	$11,781	$1,621	$10,140
Repayment of nonaffiliated mortgage loans	134,774	70,230	119,227	111,456
Repayment of policy loans	19,244	8,555	12,956	23,327
Repayment of affiliated mortgage loans	—	—	33,518	1,669
Net (increase) decrease in short-term investments	—	846	19,040	90,858
Purchase of property, equipment, and leasehold improvements	(21,824)	(502)	382	(10)
Other, net	—	(374)	—	29
Net cash provided by (used in) investing activities	636,389	10,994	144,869	(963,237)

Cash flows from financing activities
Capital contributions received	—	—	1,131	—
Funds received under deposit contracts	448,091	180,787	213,277	1,219,314
Return of funds held under deposit contracts	(2,020,741)	(697,202)	(759,172)	(1,192,457)
Dividends paid to Safeco	—	—	(64,300)	—
Net cash (used in) provided by financing activities	(1,572,650)	(516,415)	(609,064)	26,857
Net increase (decrease) in cash and cash equivalents	(7,852)	(51,515)	64,051	16,044

Cash and cash equivalents at beginning of period	111,630	163,145	99,094	83,050
Cash and cash equivalents at end of period	$103,778	$111,630	$163,145	$99,094

Supplemental disclosures of cash flow information
Net cash paid during the year for:
Income taxes	$51,925	$7,233	$39,745	$10,641
Noncash transaction during the year:
Investment in limited partnership and capital obligation incurred	31,599	—	—	—
Other capital contribution	—	—	7,703	4,537

See accompanying notes to the consolidated financial statements.

Symetra Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

(All Dollar Amounts in Thousands, Unless Otherwise Stated)

December 31, 2005

1. Organization and Description of Business

Symetra Life Insurance Company and Subsidiaries (the Company), (wholly owned subsidiaries of Symetra Financial Corporation) is a stock life insurance company organized under the laws of the state of Washington. The Company offers individual and group insurance products and retirement products including annuities marketed through professional agents and distributors in all states and the District of Columbia. The Company’s principal products include stop-loss medical insurance, fixed deferred annuities, variable annuities, single premium immediate annuities, and individual life insurance.

Symetra Financial Corporation is a Delaware corporation privately owned by an investor group led by White Mountains Insurance Group, Ltd. and Berkshire Hathaway Inc.

On March 15, 2004, Symetra Financial Corporation entered into a definitive agreement to purchase a group of life and investment companies from Safeco Corporation (Safeco). Included in the transaction was the Company (formerly Safeco Life Insurance Company), including its three wholly owned subsidiaries:

•                  Symetra National Life Insurance Company (formerly Safeco National Life Insurance Company)

•                  American States Life Insurance Company

•                  First Symetra National Life Insurance Company of New York (formerly First Safeco National Life Insurance Company of New York)

The sale was completed effective August 2, 2004, at a purchase price of $1,349.9 million, representing the amount paid to Safeco at closing of $1,350.0 million, plus capitalized transaction costs of $11.0 million, and less a purchase price adjustment of $11.1 million. The acquisition was financed through investor capital contributions of $1,064.9 million and the issuance of long-term debt of $300 million. On December 29, 2004, Symetra Financial Corporation received $22.8 million from Safeco Corporation in final settlement of its tax sharing agreement and purchase price related to the August 2, 2004 transaction. Of the total purchase price, $1,256.7 million was allocated to Symetra Life Insurance Company and its subsidiaries.

The Company applied pushdown accounting under the provisions of Staff Accounting Bulletin No. 54, Pushdown Basis of Accounting in Financial Statements of Subsidiaries.

The acquisition was accounted for using the purchase method under Statement of Financial Accounting Standards (SFAS) No. 141, Business Combinations. Under SFAS No. 141, the purchase price is allocated to the estimated fair value of the tangible and identifiable assets acquired less liabilities assumed at the date of acquisition.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of August 2, 2004:

Assets:

Invested assets	$18,808,792
Cash and cash equivalents	58,395
Accrued investment income	238,621
Other assets	43,204
Reinsurance recoverable	213,990
Intangible assets	4,235
Current/deferred income taxes recoverable	267,731
Securities lending collateral	1,026,484
Separate account assets	1,132,144

Total assets acquired	$21,793,596

Liabilities:

Funds held under deposit contracts	$17,734,179
Future policy benefits	360,146
Policy and contract claims	153,286
Other liabilities	130,660
Securities lending payable	1,026,484
Separate account liabilities	1,132,144
Total liabilities assumed	(20,536,899)

Net assets acquired	$1,256,697

Deferred policy acquisition costs, intangible assets, and goodwill were reset to zero on August 2, 2004.

During 2005, the Company adjusted the deferred tax assets valuation allowance that resulted from the realization of certain income tax benefits related to the acquisition. The adjustment increased the amount of deferred tax assets and decreased the amount of intangible assets by $4,200. See Note 11 for more information.

The following pro forma results for the seven months ended August 1, 2004, and the year ended December 31, 2003, are based on the historical financial statements of the Predecessor, adjusted to include the effect of the acquisition as if the acquisition had occurred at the beginning of each period presented:

	Seven Months Ended August 1, 2004	Year Ended December 31, 2003
Net income as reported in Consolidated Statements of Income	$98,242	$137,703
Add back: Amortization of DAC and intangibles	25,410	38,777
Pro forma net income	$123,652	$176,480

Throughout the consolidated financial statements, the new names of the entities have been used as if those names were in effect prior to August 2, 2004. In addition, all references to affiliated companies in the periods prior to August 2, 2004, refer to former Safeco affiliates.

2.              Summary of Significant Accounting Policies

Basis of Presentation and Use of Estimates

The Consolidated Financial Statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in conformity with GAAP requires us to make estimates and assumptions that may affect the amounts reported in the Consolidated Financial Statements and accompanying notes. Actual results could differ from those estimates.

The most significant estimates include those used in determining reserves for future policy benefits, deferred policy acquisition costs, valuation of investments and evaluation of other-than-temporary impairments, income taxes, and contingencies. All significant intercompany transactions and balances have been eliminated in the Consolidated Financial Statements.

Certain reclassifications have been made to prior year financial information to conform to the current period presentation.

Recognition of Insurance Revenue and Related Benefits

Traditional individual life insurance products, primarily term and whole life insurance products, are long-duration contracts consisting principally of products with fixed and guaranteed premiums and benefits. Premiums from these products are recognized as revenue when due. Benefits and expenses are associated with earned premiums as to result in the recognition of profits over the life of the policy. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Premiums from group life and health insurance products are recognized as revenue when earned over the life of the policy. The Company reports the portion of premiums unearned as a liability for unearned premiums on the Consolidated Balance Sheets. These policies are short-duration contracts.

Deposits related to universal life-type and investment-type products are credited to policyholder account balance and reflected as liabilities rather than premium income when received. Revenues from these contracts consist of investment income on the policyholder fund balances and amounts assessed during the period against policyholders’ account balances for mortality charges, policy administration charges, and surrender charges. The Company includes these mortality charges in premiums. Policy administration charges and surrender charges are included in other revenue in the Consolidated Statements of Income. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

Variable product fees are charged to variable annuity and variable life policyholders based upon the daily net assets of the policyholders’ account values and are recognized as revenue when charged. Cost of insurance charges, policy administration charges, and surrender charges are included in other revenue in the Consolidated Statements of Income.

Investments

In accordance with the provisions of SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, the Company classifies its investments into one of three categories: held-to-maturity, available-for-sale, or trading. The Company determines the appropriate classification of both fixed maturities and marketable equity securities at the time of purchase and re-evaluates such designation as of each balance sheet date. Fixed maturities include bonds, mortgage-backed securities, and redeemable preferred stocks. The Company classifies all fixed maturities as available-for-sale and carries them at fair value. The Company reports net unrealized investment gains and losses related to available-for-sale securities in accumulated other comprehensive income (OCI) in Shareholder’s Equity, net of related deferred policy acquisition costs and deferred income taxes.

For mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. Quarterly, the Company compares actual prepayments to anticipated prepayments and recalculates the effective yield to reflect actual payments-to-date plus anticipated future payments. The Company includes any resulting adjustment in net investment income.

Marketable equity securities include common stocks, nonredeemable preferred stocks, and investments in other limited partnerships when the ownership percentage of such investments is less than 3%. The Company classifies marketable equity securities as available-for-sale and carries them at fair value. Changes in net unrealized investment gains and losses are recorded directly to OCI in Shareholder’s Equity, net of related deferred policy acquisition costs and deferred income taxes.

When the collectibility of interest income for fixed maturities is considered doubtful, any accrued but uncollectible interest income is reversed against investment income in the current period. The Company then places the securities on nonaccrual status, and they are not restored to accrual status until all delinquent interest and principal are paid.

The Company’s review of investment securities includes both quantitative and qualitative criteria. Quantitative criteria include length of time and amount that each security is in an unrealized position, and for fixed maturities, whether the issuer is in compliance with terms and covenants of the security.

The Company’s review of its fixed maturities and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value has declined and remained below cost or amortized cost by less than 20%, (ii) securities where the estimated fair value has declined and remained below cost or amortized cost by 20% or more for less than six months, and (iii) securities where the estimated fair value has declined and remained below cost or amortized cost by 20% or more for six months or greater. While all securities are monitored for impairment, the Company’s experience indicates that the first two categories do not represent a significant risk of impairment, and often, fair values recover over time as the factors that caused the declines improve.

If the value of any of the Company’s investments falls in the third category, the Company analyzes the decrease to determine whether it is an other-than-temporary decline in value. To make this determination for each security, the Company considers:

•                  How long and by how much the fair value has been below its cost

•                  The financial condition and near-term prospects of the issuer of the security, including any specific events that may affect its operations or earnings potential

•                  The Company’s intent and ability to hold the security long enough for it to recover its value

•                  Any downgrades of the security by a rating agency

•                  Any reduction or elimination of dividends, or nonpayment of scheduled interest payments

Based on its analysis, the Company makes a judgment as to whether the loss is other-than-temporary. If the loss is other-than-temporary, the Company records an impairment charge within net realized investment gains (losses) in the Consolidated Statements of Income in the period that the Company makes the determination.

The Company uses public market pricing information to determine the fair value of its investments when such information is available. When such information is not available for investments, as in the case of securities that are not publicly traded, the Company uses other valuation techniques. Such techniques include using independent pricing sources, evaluating discounted cash flows, identifying comparable securities with quoted market prices, and using internally prepared valuations based on certain modeling and pricing methods. The Company’s investment portfolio at December 31, 2005 and 2004, included $619,544 and $386,890, respectively, of fixed maturities that were not publicly traded, and values for these securities, were determined using these other valuation techniques. The Company owned no equity securities that were not publicly traded.

The cost of securities sold is determined by the specific-identification method.

The Company carries mortgage loans at outstanding principal balances, less a valuation allowance for mortgage loan losses. The Company considers a mortgage loan impaired when it is probable that the Company will be unable to collect principal and interest amounts due according to the contractual terms of the mortgage loan agreement. For mortgage loans that the Company determines to be impaired, the Company charges the difference between the amortized cost and fair value of the underlying collateral to the valuation allowance. Changes in the valuation allowance are recorded in net realized investment gains (losses). The Company accrues interest income on impaired loans to the extent that it is deemed collectible and the loan continues to perform under its original or restructured terms. Interest income on nonperforming loans is generally recognized on a cash basis.

Policy loans are carried at unpaid principal balances, which approximate fair value.

Cash and cash equivalents consist of short-term highly liquid investments with original maturities of less than three months at the time of purchase. Short-term investments consist of highly liquid debt instruments with maturities of greater than 3 months and less than 12 months when purchased. The Company carries cash and cash equivalents and short-term investments at cost, which approximates fair value.

Investments in limited partnership interests are accounted for under the equity method. The Company uses the equity method of accounting for investment in limited partnership interests in which it has more than a minor interest of 3% or greater, has influence over the partnership’s operating and financial policies and does not have a controlling interest. The Company has no investments in limited partnerships that meet the definition of a variable interest entity under Financial Accounting Standard Board (FASB) Interpretation No. (FIN) 46R, Consolidation of Variable Interest Entities.

Derivative Financial Instruments

Derivative financial instruments are included in other invested assets on the Consolidated Balance Sheets. The Company’s financial statement recognition of the change in fair value of a derivative depends on the intended use of the derivative and the extent to which it is effective as part of a hedging transaction. Derivatives that are highly effective and designated as either fair value or cash flow hedges receive hedge accounting treatment.

Derivatives that hedge the change in fair value of recognized assets or liabilities are designated as fair value hedges. For derivatives designated as fair value hedges, the Company recognizes the changes in the fair value of both the derivative and the hedged items in net realized investment gains (losses) in the Consolidated Statement of Income.

Derivatives that hedge variable rate assets or liabilities or forecasted transactions are designated as cash flow hedges. For derivatives designated as cash flow hedges, the Company recognizes the changes in fair value of the derivative as a component of OCI, net of deferred income taxes, until the hedged transaction affects current earnings. At the time current earnings are affected by the variability of cash flows, the related portion of deferred gains or losses on cash flow hedge derivatives are reclassified from OCI and recorded in the Consolidated Statements of Income.

When the changes in fair value of such derivatives do not perfectly offset the changes in fair value of the hedged transaction, the Company recognizes the ineffective portion in the Consolidated Statements of Income. For derivatives that do not qualify for hedge accounting treatment, the Company records the changes in fair value of these derivatives in net realized investment gains (losses) in the Consolidated Statements of Income.

The Company formally documents all relationships between the hedging instruments and hedged items, as well as risk-management objectives and strategies for undertaking various hedge transactions. The Company links all hedges that are designated as fair value hedges to specific assets or liabilities on the Consolidated Balance Sheets. The Company links all hedges that are designated as cash flow hedges to specific variable rate assets or liabilities or to forecasted transactions. The Company also assesses, both at the inception of the hedge and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting the changes in fair values or cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge, the Company discontinues hedge accounting on a prospective basis.

Reinsurance

The Company utilizes reinsurance agreements to manage its exposure to potential losses. The Company reinsures all or a portion of its risk to reinsurers for certain types of directly written business. In addition, the Company reinsures through pools to cover catastrophic losses. Reinsurance does not affect the Company’s liability to its policyholders. Accordingly, the policy and contract claims liabilities and future policy benefit reserves are reported gross of any related reinsurance recoverables. The Company reports premiums, benefits, and settlement expenses net of reinsurance ceded on the Consolidated Statements of Income. The Company accounts for reinsurance premiums, commissions, expense reimbursements, benefits, and reserves related to reinsured business on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains liable to its policyholders to the extent that counterparties to reinsurance ceded contracts do not meet their contractual obligations.

Deferred Policy Acquisition Costs

The Company defers as assets certain costs, principally commissions, distribution costs, and other underwriting costs that vary with, and are primarily related to the production of business. The Company amortizes acquisition costs for deferred and immediate annuity contracts and universal life insurance policies over the lives of the contracts or policies in proportion to the present value of estimated future gross profits of each of these product lines. In this estimation process, the Company makes assumptions as to surrender rates, mortality experience, and investment performance. Actual profits can vary from the estimates and can thereby result in increases or decreases to deferred policy acquisition cost (DAC) amortization rates. The Company regularly evaluates its assumptions and, when necessary, revises the estimated gross profits of these contracts, resulting in adjustments to DAC amortization that are recorded in earnings when such estimates are revised. The Company adjusts the unamortized balance of DAC for the impact on estimated future gross profits as if net unrealized investment gains and losses on securities had been realized as of the balance sheet date. The Company includes the impact of this adjustment, net of tax, in OCI in Shareholder’s Equity.

The Company amortizes acquisition costs for traditional individual life insurance policies over the premium paying period of the related policies, using assumptions consistent with those used in computing policy benefit liabilities. The Company amortizes acquisition costs for group life and medical policies over the policy period of one year. DAC related to internally replaced contracts are expensed at the date of replacement.

The Company conducts regular DAC recoverability analyses for deferred and immediate annuity contracts, universal life contracts, and traditional life contract DAC balances. The Company compares the current DAC balance with the estimated present value of future profitability of the underlying business. The DAC balances are considered recoverable if the present value of future profits is greater than the current DAC balance. As of December 31, 2005, all of the DAC balances were considered recoverable.

Intangibles and Goodwill

Goodwill represents the excess of the cost of businesses acquired over the fair value of their net assets, separate from other identifiable intangibles. Other identifiable intangibles for businesses acquired consisted mainly of the value of state licenses and the value of existing blocks of business. The Company reviews goodwill and intangible assets annually for impairment, or more frequently if impairment indicators arise. The Company amortizes other purchased intangible assets over their estimated useful lives.

Property, Equipment, and Leasehold Improvements

Property, equipment, and leasehold improvements are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets. Estimated useful lives generally range from one to ten years for leasehold improvements and three to ten years for all other property and equipment. Leasehold improvements are amortized over the shorter of the economic useful lives or the term of the lease.

Leases

Certain of the Company’s operating leases provide for minimum annual payments that change over the life of the lease. The aggregate minimum annual payments are expensed on the straight-line basis over the minimum lease term. The Company recognizes a deferred rent liability for minimum step rents when the amount of rent expense exceeds the actual lease payments and it reduces the deferred rent liability when the actual lease payments exceed the amount of straight-line rent expense. Rent holidays, rent incentives, and tenant improvement allowances are amortized on the straight-line basis over the initial term of the lease and any option period that is reasonably assured.

Separate Accounts

Separate account assets and liabilities reported on the accompanying Consolidated Balance Sheets consist of the fair value of variable annuity and variable universal life contracts and represent funds that the Company administers and invests to meet the specific fund allocations of the policyholder. The assets of each separate account are legally segregated and are not subject to claims that arise out of the Company’s other business activities. Net investment income and net realized and unrealized investment gains and losses accrue directly to such policyholder who bears the investment risk, subject to guaranteed minimum death benefits (GMDB). For variable annuity contracts with GMDB, the Company contractually guarantees total deposits made to the contract, less any partial withdrawals, in the event of death. Most of these death benefits are reset based on market values every five or eight years.

The Company reinsures nearly all of the GMDB risk on its individual variable annuity contracts. Therefore, the liability balance is not material. The Company does not include investment results accruing directly to the policyholder in its revenues. Fees charged to policyholders include mortality, policy administration, and surrender charges and are included in premiums and other revenues.

The account balances of variable annuity contracts are invested in variable separate accounts and the general account for fixed fund options.

Funds Held Under Deposit Contracts

Liabilities for fixed deferred annuity contracts, guaranteed investment contracts, and universal life policies are computed as deposits net of withdrawals made by the policyholder, plus amounts credited based on contract specifications, less contract fees and charges assessed, plus any additional interest. For single premium immediate annuities (SPIA), including structured settlements, future benefits are either fully guaranteed or are contingent on the survivorship of the annuitant. Liabilities are based on discounted amounts of estimated future benefits. Contingent future benefits are discounted with best-estimate mortality assumptions, which include provisions for longer life spans over time. The interest rate pattern used to calculate the reserves for SPIAs is set at issue. The interest rates within the pattern vary over time and start with interest rates that prevailed at contract issue. The weighted average implied interest rate on the existing block is currently at 5.8% and will grade to an ultimate assumed level of 6.7% in about 20 years.

Future Policy Benefits

The Company computes liabilities for future policy benefits under traditional individual life and group life insurance policies on the level premium method, which uses a level premium assumption to fund reserves. The Company selects the level premiums so that the actuarial present value of future benefits equals the actuarial present values of future premiums. The Company sets the interest, mortality, and persistency assumptions in the year of issue and includes provisions for adverse deviations. These liabilities are contingent upon the death of the insured while the policy is in force. The Company derives mortality assumptions from both company-specific and industry statistics. The Company discounts future benefits at interest rates that vary by year of policy issue, are graded to the statutory valuation interest rate over time, and range from 6.0% to 4.0%.

Policy and Contract Claims

Liabilities for policy and contract claims primarily represent liabilities for claims under group medical coverages and are established on the basis of reported losses (case basis method). The Company also provides for claims incurred but not reported (IBNR), based on expected loss ratios, claims paying completion patterns, and historical experience. The Company continually reviews estimates for reported but unpaid claims and IBNR. Any necessary adjustments are reflected in current operating results. The majority of these claims are incurred and paid in full within a one-year period. Policy and contract claims liabilities amounted to less than 1% of total liabilities at December 31, 2005.

Income Taxes

Through the date of acquisition, the Company was included in a consolidated federal income tax return filed by Safeco. Tax payments (credits) were made to or received from Safeco in accordance with the tax allocation agreement on a separate company tax return filing basis. Subsequent to the acquisition, the Company files a separate life consolidated tax return. Pursuant to IRC §1504(c) the life insurance companies will file a separate life consolidated tax return for five years subsequent to the acquisition.

Income taxes have been provided using the liability method in accordance with SFAS No. 109, Accounting for Income Taxes. The provision for income taxes has two components: amounts currently payable or receivable and deferred income taxes. The deferred income taxes are calculated on the basis of the difference between book value and valuation for tax purposes of the appropriate assets and liabilities. Deferred tax assets are recognized only to the extent that it is probable that future tax profits will be available. A valuation allowance is established where deferred tax assets cannot be recognized.

Recently Issued Accounting Standards

American Institute of Certified Public Accountants (AICPA) Statement of Position (SOP) 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts

In September 2005, the AICPA issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts. SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses From the Sale of Investments. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Under SOP 05-1, modifications that result in a substantially unchanged contract will be accounted for as a continuation of the replaced contract. A replacement contract that is substantially changed will be accounted for as an extinguishment of the replaced contract, resulting in a release of unamortized deferred acquisition costs, unearned revenue, and deferred sales inducements associated with the replaced contract. The guidance in SOP 05-1 will be applied prospectively and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company is currently evaluating the impact of SOP 05-1 and does not expect that the pronouncement will have a material impact on the Company’s consolidated financial statements.

Emerging Issues Task Force (EITF) Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments

In March 2004, the EITF reached consensus on further guidance concerning the identification of and accounting for other-than-temporary impairments and disclosures for cost method investments, as required by EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments, which was issued on October 23, 2003. EITF Issue No. 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. An EITF Issue No. 03-1 consensus reached in November 2003 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available for sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, that are impaired at the balance sheet date, but for which other-than-temporary impairment has not been recognized. In September 2004, the FASB issued FASB Staff Position (FSP) EITF Issue No. 03-1-1, Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, which delayed the effectiveness of the guidance in EITF Issue No. 03-1 in its entirety, with the exception of certain disclosure requirements. The Company has complied with the disclosure requirements of EITF Issue No. 03-1, which were effective December 31, 2003.

In November 2005, the FASB issued the final FSP, retitled FSP SFAS No. 115-1 and SFAS No. 124-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments, which clarified that an investor should recognize an impairment loss no later than when the impairment is deemed other-than-temporary, even if a decision to sell has not been made. FSP SFAS No. 115-1 and SFAS No. 124-1 are effective for other-than-temporary impairment analysis conducted in periods beginning after December 15, 2005. Because the Company is currently following the existing guidance, the adoption of FSP SFAS No. 115-1 and SFAS No. 124-1 did not have an impact on the Company’s financial position or results of operations.

FIN 46R, Consolidation of Variable Interest Entities

The FASB issued FIN 46R, Consolidation of Variable Interest Entities, in December 2003. FIN 46R changed the method of determining whether certain entities should be consolidated in Consolidated Financial Statements. Except for entities considered to be special purpose entities, FIN 46R was effective in the first period ended after March 15, 2004. The Company adopted FIN 46R effective December 31, 2003. An entity is subject to FIN 46R and is called a Variable Interest Entity (VIE) if it has:

•                  Equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties

•                  Equity investors that cannot make significant decisions about the entity’s operations or do not absorb the expected losses or receive the expected returns of the entity

All other entities are evaluated for combination under existing guidance. FIN 46R requires VIEs to be consolidated by their primary beneficiary, which is the party that has a majority of the expected losses or a majority of the expected residual returns of the VIE, or both.

The Company has identified certain interests in VIEs as defined by FIN 46R. Based on the analysis of these interests, the Company does not meet the FIN 46R definition of “primary beneficiary” of any of these entities and therefore has not consolidated these entities. Even though consolidation is not required, FIN 46R requires disclosure of the nature of any significant interests in a VIE, a description of the VIE’s activities, and the maximum exposure to potential losses due to the Company’s involvement.

On August 2, 2004, Symetra Financial Corporation purchased a loan to a third party agency from Safeco. The agency’s equity at risk is not sufficient to finance its activities and is therefore considered a VIE under FIN 46R. The loan is secured by the assets of the agency, and the majority of the loan amount is personally guaranteed by the agency’s equity holders. The Company is not the primary beneficiary. The potential exposure to losses is limited to the senior debt holding, which was $8.0 million as of December 31, 2005, excluding the value of rights to the assets of the agency and personal guarantees provided by the equity holders. This loan is included in other invested assets.

AICPA SOP 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts

The provisions of SOP 03-1 were effective for fiscal years beginning after December 15, 2003. SOP 03-1 provides guidance in three areas: separate account presentation and valuation, the accounting recognition given sales inducements, and the classification and valuation of long-duration contract liabilities. The Company adopted SOP 03-1 effective January 1, 2004. Upon adoption, there was no material impact to the Consolidated Financial Statements.

3. Investments

The following tables summarize the Company’s fixed maturities and marketable equity securities:

December 31, 2005	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Fixed maturities:
U.S. government and agencies	$648,755	$49,460	$(766)	$697,449
State and political subdivisions	741,671	25,218	(1,636)	765,253
Foreign governments	353,333	13,121	(228)	366,226
Corporate securities	10,858,322	262,612	(135,898)	10,985,036
Mortgage-backed securities	4,346,678	42,289	(61,265)	4,327,702
Total fixed maturities	16,948,759	392,700	(199,793)	17,141,666
Marketable equity securities	131,135	12,032	(995)	142,172
Total	$17,079,894	$404,732	$(200,788)	$17,283,838

December 31, 2004	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Fixed maturities:
U.S. government and agencies	$313,908	$9,314	$(66)	$323,156
State and political subdivisions	695,041	19,814	(320)	714,535
Foreign governments	307,229	12,042	(9)	319,262
Corporate securities	12,027,678	402,738	(12,018)	12,418,398
Mortgage-backed securities	4,373,439	62,333	(18,520)	4,417,252
Total fixed maturities	17,717,295	506,241	(30,933)	18,192,603
Marketable equity securities	90,258	5,207	(567)	94,898
Total	$17,807,553	$511,448	$(31,500)	$18,287,501

The following tables show the Company’s investments’ gross unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

	Less Than 12 Months		12 Months or More		Total
December 31, 2005	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Fixed maturities:
U.S. government and agencies	$43,881	$(642)	$7,031	$(125)	$50,912	$(767)
State and political subdivisions	87,574	(675)	51,278	(961)	138,852	(1,636)
Foreign governments	20,927	(225)	2,502	(2)	23,429	(227)
Corporate securities	4,949,321	(122,108)	697,497	(13,789)	5,646,818	(135,897)
Mortgage-backed securities	2,077,490	(36,639)	1,032,928	(24,627)	3,110,418	(61,266)
Total fixed maturities	7,179,193	(160,289)	1,791,236	(39,504)	8,970,429	(199,793)
Marketable equity securities	6,691	(905)	228	(90)	6,919	(995)
Total	$7,185,884	$(161,194)	$1,791,464	$(39,594)	$8,977,348	$(200,788)

	Less Than 12 Months		12 Months or More		Total
December 31, 2004	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Fixed maturities:
U.S. government and agencies	$27,856	$(66)	$—	$—	$27,856	$(66)
State and political subdivisions	68,664	(320)	—	—	68,664	(320)
Foreign governments	2,581	(9)	—	—	2,581	(9)
Corporate securities	2,016,618	(12,018)	—	—	2,016,618	(12,018)
Mortgage-backed securities	1,779,071	(18,520)	—	—	1,779,071	(18,520)
Total fixed maturities	3,894,790	(30,933)	—	—	3,894,790	(30,933)
Marketable equity securities	18,481	(567)	—	—	18,481	(567)
Total	$3,913,271	$(31,500)	$—	$—	$3,913,271	$(31,500)

The Company reviewed all its investments with unrealized losses at the end of 2005 and 2004 in accordance with the Company’s impairment policy described in Note 2. The Company’s evaluation determined that these declines in fair value were temporary and it had the intent and ability to hold until recovery.

At December 31, 2005 and 2004, the Company held below-investment-grade and non-rated fixed maturities of $1,354 million and $1,664 million, respectively, at amortized cost. The respective fair values of these investments were approximately $1,380 million and $1,724 million. These holdings amounted to 8.1% and 9.5%, respectively, of the investments in fixed maturities at fair value at December 31, 2005 and 2004.

The following table summarizes the cost or amortized cost and fair value of fixed maturities at December 31, 2005, by contractual years-to-maturity. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties.

	Cost or Amortized Cost	Fair Value
One year or less	$342,746	$337,866
Over one year through five years	1,999,988	1,966,123
Over five years through ten years	3,646,194	3,609,755
Over ten years	6,613,153	6,900,220
Mortgage-backed securities	4,346,678	4,327,702
Total fixed maturities	$16,948,759	$17,141,666

The carrying value of certain securities and cash on deposits with state regulatory authorities was $14,103 and $14,279 at December 31, 2005 and 2004, respectively.

No industry represented more than 9.0% of the amortized cost of fixed maturities and equity securities at December 31, 2005 and 2004.

The following table summarizes the Company’s combined pretax net investment income:

			Predecessor
	Year Ended December 31, 2005	Period From August 2, 2004 Through December 31, 2004	Period From January 1, 2004 Through August 1, 2004	Year Ended December 31, 2003
Interest:
Fixed maturities	$944,448	$390,031	$633,601	$1,108,505
Mortgage loans	46,052	21,943	44,233	75,513
Short-term investments	3,725	934	1,974	4,408
Dividends:
Marketable equity securities	3,725	2,671	3,302	5,417
Redeemable preferred stock	2,860	492	2,965	8,939
Policy loans	5,112	2,241	3,067	5,445
Income in equity method investments	2,514	—	—	—
Other	5,331	2,829	9,230	8,957
Total investment income	1,013,767	421,141	698,372	1,217,184
Investment expenses	(22,534)	(10,705)	(4,908)	(6,990)
Net investment income	$991,233	$410,436	$693,464	$1,210,194

The carrying value of investments in fixed maturities that have not produced income for the last 12 months was $1,789 and $5,152 at December 31, 2005 and 2004, respectively. All of the mortgage loans produced income during 2005 and 2004.

The following table summarizes the Company’s combined net realized investment gains (losses) before income taxes:

			Predecessor
	Year Ended December 31, 2005	Period From August 2, 2004 Through December 31, 2004	Period From January 1, 2004 Through August 1, 2004	Year Ended December 31, 2003
Fixed maturities	$2,983	$4,117	$34,341	$(11,508)
Marketable equity securities	7,069	291	972	(414)
Other invested assets	3,023	2,605	189	4,917
Deferred policy acquisition costs adjustment	87	11	(517)	(2,511)
Net realized investment gains (losses) before income taxes	$13,162	$7,024	$34,985	$(9,516)

The following tables summarize the proceeds from sales of investment securities and related net realized investment gains (losses) before income taxes for 2005, 2004, and 2003.

	Year Ended December 31, 2005
	Fixed Maturities Available-for- Sale	Marketable Equity Securities	Other	Total

Proceeds from sales	$2,318,889	$53,716	$1,886	$2,374,491

Gross realized investment gains	$30,702	$8,138	$—	$38,840
Gross realized investment losses	(25,751)	(847)	—	(26,598)
Net realized investment gains	4,951	7,291	—	12,242
Impairments	(7,624)	—	—	(7,624)
Other, including gains (losses) on calls and redemptions	5,656	(222)	3,110	8,544
Net realized investment gains	$2,983	$7,069	$3,110	$13,162

	Period From August 2, 2004 Through December 31, 2004
	Fixed Maturities Available-for- Sale	Marketable Equity Securities	Other	Total

Proceeds from sales	$362,459	$41,573	$11,781	$415,813

Gross realized investment gains	$8,379	$978	$6,345	$15,702
Gross realized investment losses	(7,862)	(224)	(5,747)	(13,833)
Net realized investment gains	517	754	598	1,869
Impairments	(27)	(87)	—	(114)
Other, including gains (losses) on calls and redemptions	3,627	(376)	2,018	5,269
Net realized investment gains	$4,117	$291	$2,616	$7,024

	Period From January 1, 2004 Through August 1, 2004 – Predecessor
	Fixed Maturities Available-for- Sale	Marketable Equity Securities	Other	Total

Proceeds from sales	$712,821	$4,491	$1,621	$718,933

Gross realized investment gains	$45,702	$1,137	$17,846	$64,685
Gross realized investment losses	(17,163)	(165)	(15,467)	(32,795)
Net realized investment gains	28,539	972	2,379	31,890
Impairments	(10,272)	—	—	(10,272)
Other, including gains (losses) on calls and redemptions	16,074	—	(2,707)	13,367
Net realized investment gains (losses)	$34,341	$972	$(328)	$34,985

	Year Ended December 31, 2003 – Predecessor
	Fixed Maturities Available-for- Sale	Marketable Equity Securities	Other	Total

Proceeds from sales	$1,285,983	$8,715	$10,140	$1,304,838

Gross realized investment gains	$88,560	$615	$877	$90,052
Gross realized investment losses	(13,398)	(162)	(4,327)	(17,887)
Net realized investment gains (losses)	75,162	453	(3,450)	72,165
Impairments	(96,621)	(867)	—	(97,488)
Other, including gains on calls and redemptions	9,951	—	5,856	15,807
Net realized investment (losses) gains	$(11,508)	$(414)	$2,406	$(9,516)

The following table summarizes the Company’s allowance for mortgage loan losses:

	Predecessor
	Year Ended December 31, 2005	Period From August 2, 2004 Through December 31, 2004	Period From January 1, 2004 Through August 1, 2004	Year Ended December 31, 2003
Allowance at beginning of period	$10,172	$10,172	$10,172	$10,554
Adjustment	(6,269)	—	—	—
Loans charged off as uncollectible	—	—	—	(382)
Allowance at end of period	$3,903	$10,172	$10,172	$10,172

This allowance relates to mortgage loan investments of $780,826 and $824,746 at December 31, 2005 and 2004, respectively. All of the Company’s mortgage loan investments were in good standing at December 31, 2005.

At December 31, 2005, mortgage loans constituted approximately 3.7% of total assets and are secured by first-mortgage liens on income-producing commercial real estate, primarily in the retail, industrial, and office building sectors. The majority of the properties are located in the western United States, with 26.3% of the total in California and 21.6% in Washington. Individual loans generally do not exceed $16 million.

The carrying value of other invested assets approximates fair value. The following table summarizes the Company’s other invested assets:

	December 31
	2005	2004
Options	$3,331	$4,889
Embedded derivatives	9,331	—
Other	700	1,175
Total other invested assets	$13,362	$6,064

4. Derivative Financial Instruments

Derivatives are instruments whose values are derived from an underlying instrument, indices, or rates, have a notional amount, and can be net settled. This may include derivatives that are “embedded” in financial instruments or in certain existing assets or liabilities. The Company uses derivative financial instruments, including interest rate swaps and options, as a means of hedging exposure to equity price changes and/or interest rate risk on anticipated transactions or on existing assets and liabilities.

Interest rate risk is the risk of economic loss due to changes in the level of interest rates. Prior to 2005, the Company managed interest rate risk through active portfolio management and selective use of interest rate swaps as hedges to change the characteristics of certain assets and liabilities. With interest rate swap agreements, the Company exchanged with a counterparty, at specified intervals, interest rate payments of differing character (e.g., fixed-rate payments exchanged for variable-rate payments), based on an underlying principal balance (notional amount). No cash was exchanged at the outset of the contract, and no principal payments are made by either party. The net interest accrued and the net interest payments made at each interest payment due date were recorded to interest income or expense, depending on the hedged item.

Fair Value Hedges

In August 2004, all fair value hedges, totaling $330,409 of notional amount outstanding, were terminated resulting in a realized investment loss of $3,491. Prior to August 2004, the Company used interest rate swaps to hedge the change in fair value of certain fixed-rate assets. As discussed in Note 2, derivatives that were determined to be highly effective were given hedge accounting treatment and changes in their fair value and the related assets that they hedged were recognized in net realized investment gains (losses) in the Consolidated Statement of Income.

Differences between the changes in fair value of these derivatives and the hedged item(s) represent hedge ineffectiveness. In 2004, the Company recognized losses of $3,491 in net realized investment gains and losses due to hedge ineffectiveness. In the 2005 and 2003, no amounts were recognized in earnings due to hedge ineffectiveness.

Cash Flow Hedges

In August 2004, all cash flow interest rate swaps were terminated, resulting in a realized investment gain of $393. Prior to August 2004, the Company used interest rate swaps to hedge the variability of future cash flows arising from changes in interest rates associated with certain variable rate assets and forecasted transactions. As discussed in Note 2, these derivatives were designated as cash flow hedges, and because they were determined to be highly effective, the Company recognized the changes in fair value of the derivative as a component of OCI, net of deferred income taxes, until the hedged transaction affected current earnings. At the time current earnings were affected by the variability of cash flows due to interest rate changes, the related portion of deferred gains or losses on cash flow hedge derivatives were reclassified from OCI and recorded in the Consolidated Statement of Income. Amounts recorded in OCI related to derivatives qualifying as cash flow hedges resulted in a decrease in OCI of  $0, $4,339, and $1,421, after tax for the five-month period ended December 31, 2004, the seven-month period ended August 1, 2004, and the year ended December 31, 2003, respectively.

In August 2004, interest rate swaps related to the forecasted transactions were terminated, resulting in a realized investment gain of $3,640. Prior to August 2004, the interest rate swaps related to forecasted transactions that were considered probable of occurring were considered to be highly effective and qualified for hedge treatment under SFAS No. 133. SFAS No. 133 requires that amounts deferred in OCI be reclassified into earnings either when the forecasted transaction occurs or when it is considered not probable of occurring, whichever happens sooner. In the five-month period ended December 31, 2004, the seven-month period ended August 1, 2004, and for the year ended December 31, 2003, $0, $7,442, and $9,890 after tax, respectively, was reclassified from OCI to net realized investment gains and losses relating to forecasted transactions that were no longer probable of occurring.

Other Derivatives

In 1997, the Company introduced an equity indexed annuity (EIA) product that credits the policyholder based on a percentage of the gain in the S&P 500 Index. Sales of the EIA product were suspended in the fourth quarter of 1998. In connection with this product, the Company has a hedging program with the objective to hedge the exposure to changes in the S&P 500 Index. This program consists of buying S&P 500 index options. Although the Company uses index options to hedge the equity return component of the EIA, the options do not qualify as hedging instruments or for hedge accounting treatment pursuant to SFAS No. 133. Accordingly, the assets are recorded as a free-standing derivative asset or options in other invested assets, and mark-to-market gains or losses to record the options at fair value are recognized in net realized investment gains (losses). The Company recognized pretax gains (losses) on these options of $(4,413), $2,007, $(2,611), and $15,016 for the year ended December 31, 2005, for the five-month period ended December 31, 2004, the seven-month period ended August 1, 2004, and for the year ended December 31, 2003, respectively.

The Company has convertible bonds that contain embedded options. The values of these options are bifurcated from the host value of the respective bonds and are accounted for as derivatives. During 2005, the embedded derivatives are recorded in other invested assets, and mark-to-market gains and losses to record the embedded derivatives at fair value are recognized in net realized investment gains (losses). At December 31, 2005, the value of these options was $9,331.

Counterparty credit risk is the risk that a counterparty to a derivative contract will be unable to perform its obligations. The Company manages counterparty credit risk on an individual counterparty basis, and gains and losses are netted by counterparty. The Company mitigates counterparty credit risk through credit reviews, approval controls, and by only entering into agreements with creditworthy counterparties. The Company performs ongoing monitoring of counterparty credit exposure risk against credit limits. The contract or notional amounts of these instruments reflect the extent of involvement the Company has in a particular class of derivative financial instrument. However, the maximum loss of cash flow associated with these instruments can be less than these amounts. For interest rate swaps, forward contracts, and financial futures, credit risk is limited to the amount that it would cost us to replace the contract.

5. Securities Lending Program

The Company participates in a securities lending program whereby blocks of securities that are included in investments are loaned to third parties, primarily major brokerage firms. The Company generally requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $577,877 and $837,242 and an estimated fair value of $574,824 and $860,462 were loaned under the program at December 31, 2005 and December 31, 2004, respectively. The Company was liable for cash collateral under its control of $598,451 and $890,710 at December 31, 2005 and 2004, respectively.

6. Fair Value of Financial Instruments

The Company determines fair value amounts for financial instruments using available third-party market information. When such information is not available, the Company determines the fair value amounts using appropriate valuation methodologies, including discounted cash flows and market prices of comparable instruments. Significant judgment is required in developing certain of these estimates of fair value, and the estimates may not represent amounts at December 31, 2005, that would be realized in a current market exchange.

Estimated fair values for fixed maturities and marketable equity securities, other than non-publicly traded fixed maturities, are based on quoted market prices or prices obtained from independent pricing services.

The Company estimates the fair values for mortgage loans by discounting the projected cash flows using the current rate at which loans would be made to borrowers with similar credit ratings and for the same maturities.

For cash and cash equivalents, policy loans, short-term investments, accounts receivable, and other liabilities, carrying value is a reasonable estimate of fair value.

The Company estimates the fair values of investment contracts (funds held under deposit contracts) with defined maturities by discounting projected cash flows using rates that would be offered for similar contracts with the same remaining maturities. For investment contracts with no defined maturities, the Company estimates fair values to be the present surrender value.

The contract value of securities lending collateral and securities lending payable approximates fair value.

The fair value of investment in limited partnerships is provided by the general partner or manager of each investment. Carrying amount of the note receivable approximates fair value.

Separate account assets and the related liabilities are reported at fair value using quoted market prices.

All derivatives are carried at fair value on the Consolidated Balance Sheet. The fair values of the derivative financial instruments generally represent the estimated amounts that the Company would expect to receive or pay upon termination of the contracts as of the reporting date. Quoted fair values are available for certain derivatives. For derivative instruments not actively traded, the Company estimates fair values using values obtained from independent pricing services, internal modeling, or quoted market prices of comparable instruments.

Other insurance-related financial instruments are exempt from fair value disclosure requirements.

The following table summarizes the carrying or reported values and corresponding fair values of financial instruments:

	December 31, 2005		December 31, 2004
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets:
Fixed maturities	$17,141,666	$17,141,666	$18,192,603	$18,192,603
Marketable equity securities	142,172	142,172	94,898	94,898
Mortgage loans	776,923	798,430	814,574	845,504
Investment in limited partnerships	83,369	83,369	—	—
Other invested assets:
Options	3,331	3,331	4,889	4,889
Embedded derivatives	9,331	9,331	—	—
Securities lending collateral	598,451	598,451	890,710	890,710
Separate account assets	1,188,820	1,188,820	1,228,360	1,228,360

Financial liabilities:
Funds held under deposit contracts	16,697,703	16,960,272	17,542,577	17,554,000
Other invested liabilities:
Limited partnerships contributions payable	31,599	31,599	—	—
Securities lending payable	598,451	598,451	890,710	890,710
Separate account liabilities	1,188,820	1,188,820	1,228,360	1,228,360

7. Reinsurance

The Company uses reinsurance to manage exposure to potential losses. Although the reinsurer is liable to the Company to the extent of the reinsurance ceded, the Company remains primarily liable to the policyholders as the direct insurer on all risks reinsured. The Company evaluates the financial condition of its reinsurers to minimize the exposure to losses from reinsurer insolvencies. Management of the Company is not aware of any of the Company’s major reinsurers currently experiencing material financial difficulties. The Company analyzes reinsurance recoverables according to the credit ratings of its reinsurers. Of the total amount due from reinsurers at December 31, 2005, 99.7% was with reinsurers rated A- or higher by A.M. Best. The Company had no reserve for uncollectible reinsurance in 2005 or 2004. None of the reinsurance contracts excludes certified terrorist acts.

For the individual life business, the Company has coinsurance agreements on policies exceeding $500,000 and other miscellaneous policies where the reinsurer reimburses us based on the percentage in the contract, which ranges from 50% to 80%, based upon the year that the policy was written. For policies written prior to 2000, the Company recovers from the reinsurer 50% of the death benefit that the Company pays on covered claims. This percentage was increased in 2000 to 80% for a majority of the policies written and was increased in 2002 to cover 80% for all new business written.

The Company reinsures 100% of its group long-term disability and group short-term disability business. The reinsurer is responsible for paying all claims.

Reinsurance recoverables are comprised of the following amounts:

	December 31
	2005	2004
Life insurance
Reinsurance recoverables on:
Policy and contract claim reserves	$2,936	$2,907
Paid claims	3,835	1,114
Life policy liabilities	149,853	129,497
Total life insurance	156,624	133,518

Accident and health insurance
Reinsurance recoverables on:
Policy and contract claim reserves	72,969	80,199
Paid claims	295	480
Total accident and health insurance	73,264	80,679
Total reinsurance recoverables	$229,888	$214,197

The effects of reinsurance on earned premiums are as follows:

			Predecessor
	Year Ended December 31,	Period From August 2, 2004 Through December 31,	Period From January 1, 2004 Through August 1,	Year Ended December 31,
	2005	2004	2004	2003
Earned premiums
Direct:
Accident and health premiums	$446,044	$197,842	$281,980	$465,734
Life insurance premiums	177,631	72,364	100,278	164,704
Total	623,675	270,206	382,258	630,438

Assumed:
Accident and health premiums	15,277	18,762	23,281	97,985
Life insurance premiums	240	156	168	624
Total	15,517	18,918	23,449	98,609

Ceded:
Accident and health premiums	(23,045)	(9,208)	(12,048)	(18,618)
Life insurance premiums	(40,688)	(16,721)	(35,734)	(29,911)
Total	(63,733)	(25,929)	(47,782)	(48,529)
Total earned premiums	$575,459	$263,195	$357,925	$680,518

Ceded reinsurance reduced policy benefits by $39,253, $11,529, $23,722, and $32,964 for the year ended December 31, 2005, for the five months ended December 31, 2004, the seven months ended August 1, 2004, and for the year ended December 31, 2003, respectively. Included in this amount are accident and health amounts of $(807), $(526), $1,898, and $10,813, respectively.

8. Intangibles and Goodwill

The Company reviews goodwill and intangible assets annually for impairment, or more frequently if impairment indicators arise. The Company amortizes separable intangible assets over their useful lives (but with no maximum life) unless the Company deems them to have an indefinite life.

In December 1999, the Company purchased the assets of Sound Benefits Administration and Sound Benefits Marketing (collectively, referred to as Sound Benefits) to acquire the agency involved in selling and supporting the Select Benefits group medical product.

At December 31, 2004, goodwill of $3,400 represented the estimated contingent purchase price adjustment related to the Sound Benefits business combination. In January 2005, the Company paid the final purchase price and adjusted the related goodwill to $3,687.

Other identifiable intangible assets of $4,200 at December 31, 2004, represent the fair value of state licenses related to the life insurance companies. The intangible asset is not amortized, as its useful life is indefinite.

During 2005, other identifiable intangible assets were written down to zero due to a purchase price allocation adjustment which resulted from the realization of certain income tax benefits. See Note 11 for more information.

Predecessor

On August 2, 2004, intangible assets and goodwill were reduced to zero in accordance with SFAS No. 141.

Predecessor amortization expense for intangible assets, pretax, was $4,929 and $8,331 for the seven months ended August 1, 2004, and for the year ended December 31, 2003, respectively.

Changes in the carrying value of goodwill are presented for the group business segment in the following table. For descriptions of the business segments, see Note 18.

			Predecessor
	Year Ended December 31,	Period From August 2, 2004 Through December 31,	Period From January 1, 2004 Through August 1,	Year Ended December 31,
	2005	2004	2004	2003

Balance at beginning of period	$—	$54,192	$54,192	$54,192
Additions	—	—	—	—
Reclassifications	—	—	—	—
Amortization	—	—	—	—
Purchase accounting adjustment	—	(54,192)	—	—
Total	$—	$—	$54,192	$54,192

9. Property, Equipment, and Leasehold Improvements

	December 31
	2005	2004

Computer equipment and software	$1,510	$504
Office equipment, furniture, and fixtures	7,132	49
Equipment and software under capital leases	13,586	—
Leasehold improvements	154	6
	22,382	559
Less accumulated depreciation and amortization	4,342	155
	$18,040	$404

Depreciation and amortization expenses associated with property, equipment, and leasehold improvement, including equipment and software under capital leases, amounted to $4,187, $155, $0, and $0 for the year ended December 31, 2005, for the five months ended December 31, 2004, for the seven months ended August 1, 2004, and for the year ended December 31, 2003, respectively.

10. Policy and Contract Claims

The following table provides a reconciliation of the beginning and ending reserve balances for policy and contract claims for 2005 and 2004:

	December 31
	2005	2004
Accident and health policy and contract claims liability, beginning of year	$130,413	$119,267
Less: reinsurance recoverables	381	294
Accident and health policy and contract claims liability, net of related reinsurance recoverable – beginning of year	130,032	118,973

Add provision for claims, occurring in:
The current year	282,785	288,162
Prior years	5,309	15,700
Net incurred losses during the current year	288,094	303,862

Deduct payments for claims, occurring in:
The current year	96,834	77,646
Prior years	208,534	215,157
Net claim payments during the current year	305,368	292,803
Accident and health policy and contract claims liability, net of related reinsurance recoverable – end of year	112,758	130,032
Add: reinsurance recoverable	338	381
Accident and health policy and contract claims liability, end of year	113,096	130,413
Life policy and contract claims liability	22,559	22,760
Policy and contract claims	$135,655	$153,173

The Company uses estimates for determining its liability for accident and health and disability benefits, which are based on historical claim payment patterns and attempts to provide for the inherent variability in claim patterns and severity. The provision for claims and claim adjustment expenses increased representing higher-than-expected loss and claims experience for the year ended December 31, 2005. As a result of changes in estimates of insured events in prior years, the provision of claims and claim adjustment expenses increased $15,700 in 2004.

11. Income Taxes

The Company uses the liability method of accounting for income taxes in accordance with SFAS No. 109 under which deferred income tax assets and liabilities are determined based on the differences between their financial reporting and their tax bases and are measured using the enacted tax rates.

Differences between income taxes computed by applying the U.S. federal income tax rate of 35% to income before income taxes, and the provision for income taxes were as follows:

					Predecessor
	Year Ended December 31, 2005		Period From August 2, 2004 Through December 31, 2004		Period From January 1, 2004 Through August 1, 2004		Year Ended December 31, 2003

Income before income taxes	$215,464		$96,202		$130,087		$189,115
Computed “expected” tax expense	$75,412	35.00%	$33,671	35.00%	$45,530	35.00%	$66,190	35.00%
Separate account dividend received deduction (DRD)	(3,960)	(1.84)	(1,103)	(1.15)	(1,461)	(1.12)	(2,771)	(1.47)
Miscellaneous other permanent differences	(120)	(0.06)	(240)	(0.25)	190	0.15	1,167	0.62
IRS audit adjustments	—	—	—	—	(8,749)	(6.73)	(13,174)	(6.97)
Valuation allowance	(5,675)	(2.63)	—	—	—	—	—	—
Other	(679)	(0.32)	1,458	1.52	(3,665)	(2.82)	—	—
Provision for income taxes	$64,978	30.15%	$33,786	35.12%	$31,845	24.48%	$51,412	27.18%

The tax effects of temporary differences which give rise to the deferred income tax assets and deferred income tax liabilities were as follows:

	December 31
	2005	2004
Deferred income tax assets:
Goodwill	$5,289	$4,141
Intangibles	19,036	16,824
Adjustment to life policy liabilities	369,329	478,178
Adjustment to claims reserves	—	165
Capitalization of policy acquisition costs	57,785	66,798
Investment impairments	8,865	34,900
Capital loss carryforwards	—	9,587
Post-retirement benefits	—	—
Uncollected premium adjustment	—	7,002
Guaranty fund assessments	522	627
Furniture and fixtures	2,262	1,915
Other	10,557	6,268
Total deferred income tax assets	473,645	626,405
Valuation allowance	—	(9,587)
Net deferred income tax assets	473,645	616,818
Deferred income tax liabilities:
Unrealized appreciation of investment securities (net of deferred policy acquisition costs adjustment: $(178) and $243, respectively)	71,558	167,563
Securities – basis adjustment	242,909	346,920
Mortgage loans	3,170	6,339
Amounts due from reinsurers	—	5,197
Deferred policy acquisition costs	16,641	4,836
Bond discount accrual	4,543	4,988
Other	176	2,969
Total deferred income tax liabilities	338,997	538,812
Net deferred income tax asset	$134,648	$78,006

On August 2, 2004, the Company established a valuation allowance related to capital loss carry forwards of $27,392 ($9,587 at the effective tax rate). The Company determined the need for a valuation allowance due to the fact that the capital losses generated in 2002 and 2003 continued to be available for carryback purposes by the Company’s former parent, Safeco. During 2005, the valuation allowance was reduced in its entirety as a result of a change in the anticipated realizability of deferred tax assets. The valuation allowance was originally set up to account for a pre-acquisition contingency included in the purchase price allocation. The adjustment resulted in a write down of other intangible assets in the amount of $4,200.

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation, but was accumulated for income tax purposes in a memorandum account referred to as the “policyholders’ surplus account” (PSA). No federal income taxes have been provided for in the financial statements for Symetra Life Insurance Company or Symetra National Life Insurance Company on income deferred in the PSA ($6,918 and $530, respectively). To the extent that dividends are paid from the amount accumulated in the PSA, net earnings would be reduced by the amount of tax required to be paid. However, in any taxable year beginning after 2004 and before 2007, direct and indirect distributions from the PSA will be treated as zero (no tax due). If the PSA is not distributed during the window and the entire amount in the PSA account becomes taxable, the tax thereon, computed at the current rates, would amount to $2,421 and $185 for Symetra Life Insurance Company and Symetra National Life Insurance Company, respectively.

12. Comprehensive Income

Comprehensive income is defined as all changes in shareholder’s equity, except those arising from transactions with shareholders. Comprehensive income includes net income and OCI, which consists of changes in unrealized gains or losses of investments and derivatives carried at fair value and the deferred policy acquisition costs valuation allowance.

The components of OCI are as follows:

	December 31
	2005	2004

Net unrealized gains on available-for-sale securities	$203,944	$479,948
Adjustment for deferred policy acquisition costs	506	(695)
Deferred income taxes	(71,557)	(167,739)
Accumulated OCI	$132,893	$311,514

The following summarizes the net changes in OCI:

			Predecessor
	Year Ended December 31,	Period From August 2, 2004 Through December 31,	Period From January 1, 2004 Through August 1,	Year Ended December 31,
	2005	2004	2004	2003
Increase (decrease) in unrealized appreciation/ depreciation of:
Available-for-sale securities	$(276,004)	$479,948	$(329,336)	$227,128
Derivative financial instruments	—	—	(6,829)	(2,186)
Adjustment for deferred policy acquisition costs	1,201	(695)	39,095	(33,617)
Deferred income taxes	96,182	(167,739)	103,975	(66,964)
Net change in accumulated OCI	$(178,621)	$311,514	$(193,095)	$124,361

13. Commitments and Contingencies

Under state insolvency and guaranty laws, insurers licensed to do business in a state can be assessed or required to contribute to state guaranty funds to cover policyholder losses resulting from insurer insolvencies. Liabilities for guaranty funds are not discounted or recorded net of premium taxes and are included in other liabilities in the Consolidated Balance Sheet. At December 31, 2005 and 2004, the Company had liabilities of $7,561 and $6,921, respectively, for estimated guaranty fund assessments. The Company had a related asset for premium tax offsets of $6,069 and $5,127 at December 31, 2005 and 2004, respectively.

During 2005, the Company invested in two limited partnership interests related to tax-sheltered affordable housing projects. The Company unconditionally committed to provide capital contributions of approximately $34,929 over a period of five years. These investments were accounted for under the equity method and are recorded in investment in limited partnerships with the corresponding amount in other liabilities. An initial capital contribution of approximately $3,330 was paid in 2005 with the remaining capital contributions payable as follows:

2006	$5,798
2007	6,453
2008	1,996
2009	17,352
Total Capital Contributions Payable	$31,599

At December 31, 2005, the Company has committed to invest $17,500 in two private equity limited partnerships. The Company will provide capital contributions to the partnerships up to the committed amount at the discretion of the general partners, subject to certain incremental contribution limits. The term of the capital commitment ranges from five to ten years. The initial contribution for both partnerships amounted to $2,144 for the year ended December 31, 2005.

Because of the nature of the business, the Company is subject to legal actions filed or threatened in the ordinary course of its business operations. The Company does not believe that such litigation will have a material adverse effect on its consolidated financial condition, future operating results, or liquidity.

The Company leases office space, commercial real estate, and certain equipment under leases that expire at various dates through 2010. The Company accounts for these leases as operating leases. Certain leases include renewal options.

Minimum rental commitments for the next five years and thereafter, including cost escalation clauses, for leases in effect at December 31, 2005, are as follows:

Year payable	Minimum Rentals

2006	$856
2007	809
2008	685
2009	595
2010	370
Thereafter	—
Total	$3,315

The amount of rent expense charged to operations was $8,134, $4,176, $5,300, and $8,878 for the year ended December 31, 2005, for the five months ended December 31, 2004, the seven months ended August 1, 2004, and for the year ended December 31, 2003, respectively.

In October 2004, the Company entered into a service agreement with a third-party service provider to outsource the majority of its information technology infrastructure. The term of the service agreement is for five years, subject to certain renewal options and early termination provisions. Under the terms of the service agreement, the Company agreed to pay an annual service fee ranging from $13,194 to $14,664 for five years, subject to certain annual service fee adjustments based on actual benchmark and production utilization.

During 2005, the Company paid the service provider a fixed transition fee in the amount of $15,488 related to the acquisition of the initial equipment and software used by the service provider to fulfill and perform its services. The ownership of these assets will be conveyed to the Company upon the termination of the service agreement. The Company recorded the equipment and software as a capital lease with no related future minimum lease payment. Equipment and software under the capital lease was $13,586 at December 31, 2005 with accumulated amortization of $3,057. There were no capitalized leases at December 31, 2004.

At December 31, 2005 and 2004, unfunded mortgage loan commitments were $35,125 and $4,655, respectively. The Company had no other material commitments or contingencies at December 31, 2005 and 2004.

In 2005, the Company entered into a $25,000 revolving credit facility with Bank of New York to support the Company’s overnight repurchase agreement program which provides the Company with liquidity to meet its general funding requirements. There was no borrowing activity in 2005.

14. Employee Benefit Plans

Symetra Financial Corporation sponsors a defined contribution plan for all eligible employees. The Symetra Financial Retirement Plan is a 401(k)/profit-sharing plan that includes a matching contribution of 66.6% of a participant’s contributions, up to 6% of eligible compensation, a profit-sharing feature comprised of a minimum contribution of 3% of each eligible participant’s compensation, and a variable component based on the Board of Director’s discretion. No variable profit-sharing contributions were made in 2005 or 2004. The expenses related to this plan were $4,985 and $2,486 for the year ended December 31, 2005, and for the five months ended December 31, 2004, respectively.

Symetra Financial Corporation also sponsors a performance share plan (the Performance Share Plan), which provides incentives to selected executives based on the long-term success of the Company. The Board of Directors of the Company may grant to an executive an award of performance shares. Each performance share reflects the financial value of the combination of the growth in both book value and enterprise value, conditional upon attainment of a stated performance goal over the award period specified in the grant. The performance shares are exchanged for a cash payment at the end of the award period. The Performance Share Plan in effect in 2005 is for the 36-month period January 1, 2005 through December 31, 2007.

The Performance Share Plan in effect in 2004 is for the 29-month period of August 2, 2004 through December 31, 2006. The amount expensed for the year ended December 31, 2005, and for the five months ended December 31, 2004, related to the Performance Share Plan was $10,262 and $1,928, respectively.

The Company does not offer any healthcare, life insurance, or other post-retirement benefits to retired employees.

Predecessor Plans

Through the date of acquisition, Safeco sponsored defined contribution and defined benefit plans covering substantially all employees of the Company and its subsidiaries and provided a post-retirement benefit program for certain retired employees. Eligibility for participation in the various plans was generally based on completion of a specified period of continuous service or date of hire. Employer contributions to these plans were made in cash. Costs allocated to the Company for these plans were $2,305 for the seven months ended August 1, 2004, and $6,178 for the year ended December 31, 2003.

The Safeco 401(k)/Profit Sharing Retirement Plan was a defined contribution plan. It included a minimum contribution of 3% of each eligible participant’s compensation, a matching contribution of 66.6% of participant’s contributions, up to 6% of eligible compensation, and a profit sharing component based on Safeco’s income. No profit-sharing contributions were made in 2004 or 2003.

The Safeco Employee’s Cash Balance Plan (CBP) was a noncontributory defined benefit plan that provided benefits for each year of service after 1988, based on the participant’s eligible compensation, plus a stipulated rate of return on the benefit balance. Safeco made contributions to the CBP based on the funding requirements set by the Employee Retirement Income Security Act of 1974. Costs allocated to the Company for this plan were 1% or less of income before income taxes for the seven months ended August 1, 2004, and for the year ended December 31, 2003.

In addition, Safeco provided certain healthcare and life insurance benefits and other post-retirement benefits (collectively, OPRB) for certain retired employees, their beneficiaries, and eligible dependents. During 2003, Safeco’s OPRB program was amended. In addition, Safeco’s OPRB benefit obligation was revalued to reflect the reduction in staff that was part of a restructuring plan. Due to these actions, Safeco recognized a curtailment gain in 2003, of which $1,247 was allocated to the Company.

The Company participated in Safeco’s Long-Term Incentive Plan of 1997 (the Plan), as amended. Incentive stock options, non-qualified stock options, restricted stock rights (RSR), performance stock rights (PSR), and stock appreciation rights were authorized under the Plan. Stock-based compensation expense allocated to the Company was $1,873 and $2,746 for the seven months ended August 1, 2004, and for the year ended December 31, 2003, respectively.

Stock options were granted at exercise prices not less than the fair value of the stock on the date of the grant. The terms and conditions upon which options became exercisable varied among grants; however, option rights expired no later than ten years from the date of grant. Safeco granted options and rights to key employees. Options generally vested on a straight-line basis over four years.

RSR provided for the holder to receive a stated number of share rights if the holder remained employed for a stated number of years. PSR provided for the holder to receive a stated number of share rights if the holder attained certain specified performance goals within a stated performance cycle. Performance goals included operating income, return on equity, relative stock price appreciation, and/or other criteria.

As a result of the sale of its life insurance companies, Safeco retained liabilities related to OPRB, the CBP, and the Plan.

15. Dividend Restrictions

Insurance companies are restricted by state regulations as to the aggregate amount of dividends they may pay in any consecutive 12-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with 30 days’ prior written notice within certain limits. The limits are generally based on the greater of 10% of the prior year statutory surplus or prior year statutory net gain from operations. Dividends in excess of the prescribed limits or earned surplus require formal state insurance commission approval. Based on statutory limits as of December 31, 2005, the amounts of surplus available for the payment of dividends without prior regulatory approval is $151,072.

16. Statutory-Basis Information

State insurance regulatory authorities require insurance companies to file annual statements prepared on an accounting basis prescribed or permitted by their respective states of domicile. Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners (NAIC), including the revised Accounting Practices and Procedures Manual. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

During 2005, American States Life Insurance Company (ASL) was statutorily merged into Symetra Life Insurance Company. Statutory net income and surplus for the year ended December 31, 2005, for ASL are included in Symetra Life Insurance Company.

Statutory net income (loss) and capital and surplus, by company, are as follows:

	Year Ended December 31
	2005	2004	2003
Statutory net income (loss):
Symetra Life Insurance Company	$162,210	$222,104	$156,699
Symetra National Life Insurance Company	(936)	119	507
First Symetra National Life Insurance Company of New York	(3,016)	857	(29)
American States Life Insurance Company	—	23,237	14,103
Total	$158,258	$246,317	$171,280

	December 31
	2005	2004
Statutory capital and surplus:
Symetra Life Insurance Company	$1,260,136	$1,138,437

Statutory net income differs from income reported in accordance with GAAP primarily because policy acquisition costs are expensed when incurred; reserves are based on different assumptions; and income tax expense reflects only taxes paid or currently payable.

Statutory capital and surplus differs from amounts reported in accordance with GAAP primarily because of the effect of GAAP purchase accounting adjustments; policy acquisition costs are expensed when incurred; reserves are based on different assumptions; and fixed maturities are carried at amortized cost.

Life and health insurance companies are subject to certain Risk-Based Capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on various risk factors related to it. At December 31, 2005, Symetra Life Insurance Company and its subsidiaries met the RBC requirements.

17. Related Parties

The Company received training, consulting, and other marketing services from Talbot Financial Corporation, an affiliate of one of the Company’s officers. The fees paid for these services totaled $609 for the year ended December 31, 2005.

Symetra Assigned Benefits Service Company accepted the assignment of periodic payment obligations from related parties, One Beacon Insurance Group and New Jersey Skylands Insurance Company, affiliated companies of White Mountains Insurance Group, Ltd. Symetra assigned Benefits Service Company purchased structured settlement annuity from Symetra Life to fund these obligations in amounts totaling $916 and $1,729 for the year ended December 31, 2005, and for the five months ended December 31, 2004, respectively.

SABSCO purchased at a discount from third-party payees, future payment streams from structured settlement annuity contracts assigned to and owned by SABSCO and issued by the Company. The payments to annuitants totaled $8,527 during the year ended December 31, 2005. The Company in turn, issued commutation endorsements to SABSCO to commute the payment streams in the structured settlement annuity contracts. During the year ended December 31, 2005, the Company paid $8,191 to SABSCO related to the commutation endorsements, and recorded an accrual for $742.

During 2005, the Company sold fixed maturity investments with a book value of $4,304 to Symetra Financial Corporation for a purchase price of $5,384, recording an affiliated realized capital gain on the transaction of $1,080.

In 2005, the Company transferred the performance share plan liability for the year ended December 31, 2004, to Symetra Financial Corporation for a cash payment totaling $1,928.

The Company, in the ordinary course of business, has issued group excess loss and group life insurance policies to related parties, MidAmerican Energy Holdings Company, an affiliate of Berkshire Hathaway, Inc., and Talbot Agency, Inc., an affiliate of one of the Company’s officers. Premiums received from MidAmerican Energy Holding Company were $2,238 and $505 for the year ended December 31, 2005, and the five months ended December 31, 2004, respectively. Premiums received from Talbot Agency, Inc. were $486, $214, $365, and $544 for the year ended December 31, 2005, the five months ended December 31, 2004, the seven months ended August 1, 2004, and the year ended December 31, 2003, respectively.

During 2005, the Company, in the ordinary course of business, entered into a coinsurance agreement with a related party, Wilton Reassurance Company, an affiliate of one of the Company’s board members. The Company has recorded ceded reinsurance premiums of $663 related to this contract for the year ended December 31, 2005.

The Company markets its products though independent distributors, including Talbot Agency, Inc. and its affiliates, who are related parties. Commissions of $634, $954, $1,403, and $30,040 were paid during the year ended December 31, 2005, the five months ended December 31, 2004, the seven months ended August 1, 2004, and for the year ended December 31, 2003, respectively, related to the Talbot Agencies.

The Company entered into an Investment Management Agreement on March 14, 2004, with White Mountains Advisors, Ltd. This agreement provides for investment advisory services related to the Company’s invested assets and portfolio management services. Fees are paid quarterly and amounted to $18,125 and $7,764 for the year ended December, 2005, and for the five-month period ended December 31, 2004, respectively.

In June 2000, the Company issued a guarantee to General America Corporation (GAC), an affiliate of the predecessor company. Under the guarantee, the Company guaranteed repayment of a loan made by GAC to a third party. The loan was made in June 2000 and matures in June 2017. The principal balance of the loan was $15.9 million at December 31, 2003. On August 2, 2004, Symetra Financial Corporation acquired this loan from GAC, and the guarantee is no longer in effect.

The Company paid concessions, commissions, general agent fees, and administrative fees to Symetra Administrative Services, Inc., Symetra Investment Services, Inc., and Symetra Securities, Inc. totaling $12,461, and $12,668 for the years ended December 31, 2005 and 2004, respectively. These payments are included in other underwriting and operating expenses in the Consolidated Statements of Income.

On December 29, 2004, Symetra Financial Corporation received a purchase price settlement of $22,800 from Safeco. Of this amount, $11,927 was related to the settlement of the federal tax sharing agreement for the Company. This related party receivable was settled in January 2005.

Total related party rent expense for all facilities charged to operations were $1,408 for the year ended December 31, 2005. Other operating expenses and inter-company cost allocations including the performance share plan due to Symetra Financial Corporation and subsidiaries were $7,118 at December 31, 2005. At December 31, 2004, inter-company cost allocations due from Symetra Financial Corporation and subsidiaries were $2,961.

Predecessor

During 2005, the Company relocated its main office location to Bellevue, Washington. Prior to August 2, 2004, the Company was obligated under a real estate lease with GAC through July 31, 2005. The current minimum aggregate rental commitment under this lease obligation was $5,281 at December 31, 2004.

Total related party rent expense for all facilities charged to operations was $5,300 and $8,878 for the seven months ended August 1, 2004, and for the year ended December 31, 2003, respectively.

Prior to August 2, 2004, Safeco and its affiliates provided the Company with personnel, property, and facilities in carrying out certain of its corporate functions. Safeco annually determined allocation factors based on headcount, time studies, actual usage, or other relevant allocation bases in order to allocate expenses for these services and facilities. These expenses were included in net investment income and other operating expenses within the Consolidated Statement of Income. Safeco charged the Company expenses of $21,370 and $40,010 for the seven months ended August 1, 2004, and for the year ended December 31, 2003, respectively. These expenses included charges for corporate overhead, data processing systems, payroll, and other miscellaneous charges.

On July 30, 2004, as part of the purchase of Safeco’s life insurance companies, $7,703 of fixed assets and software was transferred to the Company and reflected as a capital contribution. The remaining $1,131 of the total $8,834 was a cash contribution.

Various affiliated property and casualty companies directly purchased structured settlement annuities from the Company totaling $1,681 and $4,399 for the seven months ended August 1, 2004, and for the year ended December 31, 2003, respectively.

18. Segment Information

The Company provides a broad range of products and services that include individual and group insurance products, pension products, and annuity products. These operations are managed separately as five reportable segments: Group, Income Annuities, Retirement Services, Individual, and Other based on product groupings:

Group’s principal product is stop-loss medical insurance sold to employers with self-insured medical plans. Also included in this segment are group life, accidental death and dismemberment insurance, and disability products.

Income Annuities’ principal product is the structured settlement annuity that is sold to fund third-party personal injury settlements, providing a reliable income stream to the injured party and immediate annuities purchased to fund income after retirement.

Retirement Services’ products are primarily fixed and variable deferred annuities (both qualified and non-qualified), tax-sheltered annuities (marketed to teachers and not-for-profit organizations), guaranteed investment contracts, and corporate retirement funds.

Individual’s products include term, universal and variable universal life, and bank owned life insurance.

Other is comprised mainly of investment income not allocated to other segments and inter-segment elimination entries.

The Company allocates capital and related investment income to each segment based on a RBC formula.

The Company evaluates its results based upon pretax operating earnings, a non-GAAP financial measure that excludes net realized investment gains (losses). Management believes the presentation of segment pretax operating earnings enhances the understanding of its results of operations by highlighting earnings attributable to the normal recurring operations of the business.

The following tables present selected financial information by segment and reconcile pretax operating earnings to amounts reported in the Consolidated Statements of Income.

	Year Ended December 31, 2005
	Group	Income Annuities	Retirement Services	Individual	Other	Total
Revenues:
Premiums	$438,276	$—	$121	$137,062	$—	$575,459
Net investment income	19,126	441,426	292,736	222,613	15,332	991,233
Other revenue	358	453	25,391	14,070	(2,889)	37,383
Total (excluding net realized investment gains (losses))	457,760	441,879	318,248	373,745	12,443	1,604,075

Benefits and expenses:
Policyholder benefits and claims	296,036	—	(25,697)	57,088	—	327,427
Interest credited to policyholder account values	—	392,940	211,538	206,856	—	811,334
Other underwriting and operating expenses	108,668	20,894	64,580	63,858	(6,850)	251,150
Amortization of deferred policy acquisition costs	10,478	273	94	1,017	—	11,862
Total	415,182	414,107	250,515	328,819	(6,850)	1,401,773
Pretax operating earnings	42,578	27,772	67,733	44,926	19,293	202,302

Net realized investment gains (losses)	(168)	17,382	(17,122)	1,344	11,726	13,162
Income before income taxes	$42,410	$45,154	$50,611	$46,270	$31,019	$215,464

Assets:
Total investments	$135,226	$7,276,295	$5,094,036	$4,130,472	$1,601,926	$18,237,955
Separate account assets	—	—	1,074,463	114,357	—	1,188,820
Total assets	237,884	7,451,284	6,524,109	4,638,575	2,007,232	20,859,084

	Period From August 2, 2004 Through December 31, 2004
	Group	Income Annuities	Retirement Services	Individual	Other	Total
Revenues:
Premiums	$207,396	$—	$105	$55,694	$—	$263,195
Net investment income	8,698	184,069	124,172	89,229	4,268	410,436
Other revenue	(9)	151	10,965	6,224	80	17,411
Total (excluding net realized investment gains (losses))	216,085	184,220	135,242	151,147	4,348	691,042

Benefits and expenses:
Policyholder benefits and claims	124,008	—	(15,849)	19,340	—	127,499
Interest credited to policyholder account values	—	164,100	109,211	86,885	—	360,196
Other underwriting and operating expenses	49,988	7,161	26,095	28,566	733	112,543
Amortization of deferred policy acquisition costs	1,352	—	236	38	—	1,626
Total	175,348	171,261	119,693	134,829	733	601,864
Pretax operating earnings	40,737	12,959	15,549	16,318	3,615	89,178

Net realized investment gains (losses)	(1)	(3,277)	4,166	2,809	3,327	7,024
Income before income taxes	$40,736	$9,682	$19,715	$19,127	$6,942	$96,202

Assets:
Total investments	$526,113	$7,752,278	$6,721,800	$4,271,000	$(80,036)	$19,191,155
Separate account assets	—	—	1,114,843	113,517	—	1,228,360
Total assets	629,644	7,884,679	8,245,373	4,737,864	522,386	22,019,946

	Period From January 1, 2004 Through August 1, 2004 — Predecessor
	Group	Income Annuities	Retirement Services	Individual	Other	Total
Revenues:
Premiums	$293,213	$—	$92	$64,620	$—	$357,925
Net investment income	13,565	290,307	224,995	139,063	25,534	693,464
Other revenue	—	193	14,776	14,774	54	29,797
Total (excluding net realized investment gains)	306,778	290,500	239,863	218,457	25,588	1,081,186

Benefits and expenses:
Policyholder benefits and claims	196,468	—	172	26,937	—	223,577
Interest credited to policyholder account values	—	274,800	155,403	126,230	—	556,433
Other underwriting and operating expenses	70,479	9,423	35,398	36,059	15,622	166,981
Amortization of deferred policy acquisition costs	10,537	—	16,313	7,314	—	34,164
Intangibles and goodwill amortization	794	—	801	1,746	1,588	4,929
Total	278,278	284,223	208,087	198,286	17,210	986,084
Pretax operating earnings	28,500	6,277	31,776	20,171	8,378	95,102

Net realized investment gains	140	12,751	2,372	5,225	14,497	34,985
Income before income taxes	$28,640	$19,028	$34,148	$25,396	$22,875	$130,087

	Year Ended December 31, 2003 — Predecessor
	Group	Income Annuities	Retirement Services	Individual	Other	Total
Revenues:
Premiums	$545,102	$—	$316	$135,100	$—	$680,518
Net investment income	23,089	517,771	394,115	241,651	33,568	1,210,194
Other revenue	1,243	187	23,229	14,179	606	39,444
Total (excluding net realized investment gains (losses))	569,434	517,958	417,660	390,930	34,174	1,930,156

Benefits and expenses:
Policyholder benefits and claims	310,848	—	2,121	68,968	—	381,937
Interest credited to policyholder account values	—	468,617	297,949	224,250	—	990,816
Other underwriting and operating expenses	138,857	20,044	59,994	68,376	11,843	299,114
Amortization of deferred policy acquisition costs	12,817	—	26,570	11,940	—	51,327
Intangibles and goodwill amortization	1,361	—	596	3,652	2,722	8,331
Total	463,883	488,661	387,230	377,186	14,565	1,731,525
Pretax operating earnings	105,551	29,297	30,430	13,744	19,609	198,631

Net realized investment gains (losses)	337	(8,624)	13,226	(6,210)	(8,245)	(9,516)
Income before income taxes	$105,888	$20,673	$43,656	$7,534	$11,364	$189,115

Assets:
Total investments	$456,476	$7,330,513	$6,899,115	$4,024,611	$468,960	$19,179,675
Separate account assets	—	—	1,032,272	105,167	—	1,137,439
Total assets	643,438	7,615,963	8,570,557	4,619,523	960,016	22,409,497

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2005

Sub-Accounts
	AIM AGGRESSIVE GROWTH	AIM CAPITAL APPRECIATION II	AIM CAPITAL DEVELOPMENT	AIM GROWTH	AIM HEALTH SCIENCES
ASSETS:
Investments in Underlying:
Investments, at Cost	$6,608,737	$6,275	$333,262	$6,109,464	$935,235
Shares Owned	528,278	260	24,195	307,494	52,970
Investments, at Fair Value	$6,614,042	$6,353	$389,304	$5,304,273	$1,082,703
Total Assets	6,614,042	6,353	389,304	5,304,273	1,082,703
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$6,614,042	$6,353	$389,304	$5,304,273	$1,082,703
Spinnaker & Mainsail
Net Assets	$6,203,209	$6,353	$350,976	$4,873,913	$798,417
Accumulation Units Outstanding	909,773	544	22,168	1,011,221	59,566
Accumulation Unit Value	$6.818	$11.680	$15.833	$4.820	$13.404
Spinnaker Advisor
Net Assets	$410,833	$-	$38,328	$430,360	$284,286
Accumulation Units Outstanding	64,528	-	2,424	92,985	21,238
Accumulation Unit Value	$6.367	$-	$15.811	$4.628	$13.386
Spinnaker with Enhanced Earnings Benefit ("EEB")
Net Assets	$-	$-	$-		$-
Accumulation Units Outstanding	-	-	-		-
Accumulation Unit Value	$-	$-	$-		$-
Spinnaker with Guaranteed Minimum Death Benefit ("GMDB")
Net Assets	$-	$-	$-		$-
Accumulation Units Outstanding	-	-	-		-
Accumulation Unit Value	$-	$-	$-		$-
Spinnaker with EEB & GMDB
Net Assets	$-	$-	$-		$-
Accumulation Units Outstanding	-	-	-		-
Accumulation Unit Value	$-	$-	$-		$-
Spinnaker Choice
Net Assets	$-	$-	$-		$-
Accumulation Units Outstanding	-	-	-		-
Accumulation Unit Value	$-	$-	$-		$-
Spinnaker Choice with EEB
Net Assets	$-	$-	$-		$-
Accumulation Units Outstanding	-	-	-		-
Accumulation Unit Value	$-	$-	$-		$-
Spinnaker Choice with GMDB
Net Assets	$-	$-	$-		$-
Accumulation Units Outstanding	-	-	-		-
Accumulation Unit Value	$-	$-	$-		$-
Spinnaker Choice with EEB & GMDB
Net Assets	$-	$-	$-		$-
Accumulation Units Outstanding	-	-	-		-
Accumulation Unit Value	$-	$-	$-		$-

SEE NOTES TO FINANCIAL STATEMENTS

1

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2005

	Sub-Accounts
	AIM INTERNATIONAL GROWTH	AIM REAL ESTATE FUND	AMERICAN CENTURY BALANCED	AMERICAN CENTURY INFLATION PROTECTION	AMERICAN CENTURY INTERNATIONAL
ASSETS:
Investments in Underlying:
Investments, at Cost	$1,489,962	$11,032,751	$16,967,789	$1,571,212	$13,552,927
Shares Owned	73,993	788,818	2,464,390	150,516	1,658,210
Investments, at Fair Value	$1,714,416	$16,612,510	$18,482,926	$1,544,292	$13,647,066
Total Assets	1,714,416	16,612,510	18,482,926	1,544,292	13,647,066
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$1,714,416	$16,612,510	$18,482,926	$1,544,292	$13,647,066
Spinnaker & Mainsail
Net Assets	$1,407,745	$12,989,940	$14,373,763	$818,340	$12,683,528
Accumulation Units Outstanding	77,117	565,687	1,198,113	82,304	1,360,594
Accumulation Unit Value	$18.255	$22.963	$11.997	$9.943	$9.322
Spinnaker Advisor
Net Assets	$290,789	$3,579,864	$4,071,249	$694,282	$954,749
Accumulation Units Outstanding	15,951	162,335	393,800	69,851	126,550
Accumulation Unit Value	$18.230	$22.052	$10.338	$9.940	$7.544
Spinnaker with Enhanced Earnings Benefit ("EEB")
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-
Spinnaker with Guaranteed Minimum Death Benefit ("GMDB")
Net Assets	$45	$36	$71	$21	$-
Accumulation Units Outstanding	2	2	6	2	-
Accumulation Unit Value	$18.194	$22.887	$11.957	$9.929	$-
Spinnaker with EEB & GMDB
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-
Spinnaker Choice
Net Assets	$15,837	$39,651	$37,843	$28,624	$8,789
Accumulation Units Outstanding	1,156	2,553	3,396	2,882	703
Accumulation Unit Value	$13.703	$15.529	$11.144	$9.933	$12.498
Spinnaker Choice with EEB
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-
Spinnaker Choice with GMDB
Net Assets	$-	$3,019	$-	$3,025	$-
Accumulation Units Outstanding	-	195	-	305	-
Accumulation Unit Value	$-	$15.477	$-	$9.919	$-
Spinnaker Choice with EEB & GMDB
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-

SEE NOTES TO FINANCIAL STATEMENTS

2

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2005

	Sub-Accounts
	AMERICAN CENTURY LARGE COMPANY VALUE	AMERICAN CENTURY ULTRA	AMERICAN CENTURY VALUE	DREYFUS APPRECIATION	DREYFUS MIDCAP STOCK
ASSETS:
Investments in Underlying:
Investments, at Cost	$159,327	$522,989	$3,765,736	$7,431,366	$20,676,216
Shares Owned	14,627	54,874	479,060	220,014	1,421,874
Investments, at Fair Value	$160,460	$569,588	$3,928,296	$8,164,735	$27,228,894
Total Assets	160,460	569,588	3,928,296	8,164,735	27,228,894
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$160,460	$569,588	$3,928,296	$8,164,735	$27,228,894
Spinnaker & Mainsail
Net Assets	$101,254	$443,386	$3,387,395	$6,328,006	$19,417,586
Accumulation Units Outstanding	9,304	34,098	262,245	688,026	1,479,224
Accumulation Unit Value	$10.883	$13.003	$12.917	$9.197	$13.127
Spinnaker Advisor
Net Assets	$59,206	$123,331	$537,294	$1,822,225	$7,689,094
Accumulation Units Outstanding	5,442	9,497	41,673	207,393	632,585
Accumulation Unit Value	$10.879	$12.986	$12.893	$8.786	$12.155
Spinnaker with Enhanced Earnings Benefit ("EEB")
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-
Spinnaker with Guaranteed Minimum Death Benefit ("GMDB")
Net Assets	$-	$-	$-	$-	$65
Accumulation Units Outstanding	-	-	-	-	5
Accumulation Unit Value	$-	$-	$-	$-	$13.083
Spinnaker with EEB & GMDB
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-
Spinnaker Choice
Net Assets	$-	$2,871	$3,607	$14,504	$114,088
Accumulation Units Outstanding	-	268	319	1,372	9,369
Accumulation Unit Value	$-	$10.703	$11.293	$10.574	$12.177
Spinnaker Choice with EEB
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-
Spinnaker Choice with GMDB
Net Assets	$-	$-	$-	$-	$8,061
Accumulation Units Outstanding	-	-	-	-	664
Accumulation Unit Value	$-	$-	$-	$-	$12.136
Spinnaker Choice with EEB & GMDB
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-

SEE NOTES TO FINANCIAL STATEMENTS

3

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2005

	Sub-Accounts
	DREYFUS QUALITY BOND	DREYFUS SOCIALLY RESPONSIBLE	DREYFUS STOCK INDEX	DREYFUS TECHNOLOGY GROWTH	FEDERATED CAPITAL INCOME
ASSETS:
Investments in Underlying:
Investments, at Cost	$10,705,560	$3,468,721	$12,851,925	$4,079,608	$3,723,145
Shares Owned	929,779	122,703	445,462	423,477	338,350
Investments, at Fair Value	$10,487,912	$3,200,089	$14,179,064	$3,832,464	$3,024,849
Total Assets	10,487,912	3,200,089	14,179,064	3,832,464	3,024,849
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$10,487,912	$3,200,089	$14,179,064	$3,832,464	$3,024,849
Spinnaker & Mainsail
Net Assets	$6,816,863	$2,757,643	$8,298,609	$3,262,863	$2,868,486
Accumulation Units Outstanding	528,321	440,102	611,054	842,303	217,177
Accumulation Unit Value	$12.903	$6.266	$13.581	$3.874	$13.208
Spinnaker Advisor
Net Assets	$3,671,049	$442,446	$5,661,100	$569,601	$139,624
Accumulation Units Outstanding	293,870	74,955	417,403	161,952	17,698
Accumulation Unit Value	$12.492	$5.903	$13.563	$3.517	$7.889
Spinnaker with Enhanced Earnings Benefit ("EEB")
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-
Spinnaker with Guaranteed Minimum Death Benefit ("GMDB")
Net Assets	$-	$-	$93	$-	$-
Accumulation Units Outstanding	-	-	7	-	-
Accumulation Unit Value	$-	$-	$13.535	$-	$-
Spinnaker with EEB & GMDB
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-
Spinnaker Choice
Net Assets	$-	$-	$206,214	$-	$16,739
Accumulation Units Outstanding	-	-	18,465	-	1,467
Accumulation Unit Value	$-	$-	$11.168	$-	$11.412
Spinnaker Choice with EEB
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-
Spinnaker Choice with GMDB
Net Assets	$-	$-	$13,048	$-	$-
Accumulation Units Outstanding	-	-	1,172	-	-
Accumulation Unit Value	$-	$-	$11.131	$-	$-
Spinnaker Choice with EEB & GMDB
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-

SEE NOTES TO FINANCIAL STATEMENTS

4

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2005

	Sub-Accounts
	FEDERATED HIGH INCOME BOND	FEDERATED INTERNATIONAL EQUITY	FIDELITY ASSET MANAGER	FIDELITY CONTRAFUND	FIDELITY EQUITY INCOME
ASSETS:
Investments in Underlying:
Investments, at Cost	$6,909,424	$3,245,506	$519,091	$26,765,636	$7,973,797
Shares Owned	862,053	178,088	36,373	1,089,203	341,620
Investments, at Fair Value	$6,672,287	$2,568,030	$547,052	$33,797,976	$8,707,894
Total Assets	6,672,287	2,568,030	547,052	33,797,976	8,707,894
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$6,672,287	$2,568,030	$547,052	$33,797,976	$8,707,894
Spinnaker & Mainsail
Net Assets	$4,916,510	$2,568,030	$422,650	$32,232,130	$7,275,366
Accumulation Units Outstanding	330,080	148,903	35,420	1,961,581	503,322
Accumulation Unit Value	$14.895	$17.246	$11.933	$16.432	$14.455
Spinnaker Advisor
Net Assets	$1,744,488		$124,402	$1,549,400	$1,301,272
Accumulation Units Outstanding	142,890		10,439	95,238	90,145
Accumulation Unit Value	$12.209		$11.917	$16.269	$14.435
Spinnaker with Enhanced Earnings Benefit ("EEB")
Net Assets	$-		$-	$-	$-
Accumulation Units Outstanding	-		-	-	-
Accumulation Unit Value	$-		$-	$-	$-
Spinnaker with Guaranteed Minimum Death Benefit ("GMDB")
Net Assets	$-		$-	$-	$79
Accumulation Units Outstanding	-		-	-	5
Accumulation Unit Value	$-		$-	$-	$14.406
Spinnaker with EEB & GMDB
Net Assets	$-		$-	$-	$-
Accumulation Units Outstanding	-		-	-	-
Accumulation Unit Value	$-		$-	$-	$-
Spinnaker Choice
Net Assets	$11,289		$-	$16,446	$121,111
Accumulation Units Outstanding	1,043		-	1,286	10,588
Accumulation Unit Value	$10.821		$-	$12.788	$11.439
Spinnaker Choice with EEB
Net Assets	$-		$-	$-	$-
Accumulation Units Outstanding	-	-	-	-
Accumulation Unit Value	$-		$-	$-	$-
Spinnaker Choice with GMDB
Net Assets	$-		$-	$-	$10,066
Accumulation Units Outstanding	-		-	-	883
Accumulation Unit Value	$-		$-	$-	$11.400
Spinnaker Choice with EEB & GMDB
Net Assets	$-		$-	$-	$-
Accumulation Units Outstanding	-		-	-	-
Accumulation Unit Value	$-		$-	$-	$-

SEE NOTES TO FINANCIAL STATEMENTS

5

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2005

	Sub-Accounts
	FIDELITY GROWTH	FIDELITY GROWTH & INCOME	FIDELITY GROWTH OPPORTUNITIES	FIDELITY MID-CAP ADVISOR	FIDELITY VIP MONEY MARKET SERVICE CLASS
ASSETS:
Investments in Underlying:
Investments, at Cost	$21,980,494	$9,153,381	$6,869,494	$699,068	$2,266,409
Shares Owned	624,752	712,396	380,135	21,610	2,266,409
Investments, at Fair Value	$21,054,142	$10,507,847	$6,591,536	$749,211	$2,266,409
Total Assets	21,054,142	10,507,847	6,591,536	749,211	2,266,409
LIABILITIES:
Total Liabilities	-	-	-	-	(82)
NET ASSETS	$21,054,142	$10,507,847	$6,591,536	$749,211	$2,266,327
Spinnaker & Mainsail
Net Assets	$17,517,489	$7,751,213	$6,199,888	$651,791	$1,543,951
Accumulation Units Outstanding	2,610,038	786,236	693,573	53,498	152,317
Accumulation Unit Value	$6.712	$9.859	$8.939	$12.183	$10.136
Spinnaker Advisor
Net Assets	$3,482,799	$2,756,482	$391,648	$94,247	$699,314
Accumulation Units Outstanding	547,916	289,827	49,201	7,738	69,027
Accumulation Unit Value	$6.356	$9.511	$7.960	$12.179	$10.131
Spinnaker with Enhanced Earnings Benefit ("EEB")
Net Assets	$-	$-		$-	$-
Accumulation Units Outstanding	-	-		-	-
Accumulation Unit Value	$-	$-		$-	$-
Spinnaker with Guaranteed Minimum Death Benefit ("GMDB")
Net Assets	$2,816	$-		$-	$2,221
Accumulation Units Outstanding	421	-		-	220
Accumulation Unit Value	$6.689	$-		$-	$10.115
Spinnaker with EEB & GMDB
Net Assets	$-	$-		$-	$-
Accumulation Units Outstanding	-	-		-	-
Accumulation Unit Value	$-	$-		$-	$-
Spinnaker Choice
Net Assets	$47,026	$152		$3,173	$20,841
Accumulation Units Outstanding	4,372	14		261	2,059
Accumulation Unit Value	$10.756	$11.171		$12.171	$10.120
Spinnaker Choice with EEB
Net Assets	$-	$-		$-	$-
Accumulation Units Outstanding	-	-		-	-
Accumulation Unit Value	$-	$-		$-	$-
Spinnaker Choice with GMDB
Net Assets	$4,012	$-		$-	$-
Accumulation Units Outstanding	374	-		-	-
Accumulation Unit Value	$10.720	$-		$-	$-
Spinnaker Choice with EEB & GMDB
Net Assets	$-	$-		$-	$-
Accumulation Units Outstanding	-	-		-	-
Accumulation Unit Value	$-	$-		$-	$-

SEE NOTES TO FINANCIAL STATEMENTS

6

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2005

	Sub-Accounts
	FRANKLIN FLEX CAP GROWTH SECURITIES	FRANKLIN INCOME SECURITIES FUND CLASS II	FRANKLIN SMALL-MID CAP GROWTH SECURITIES[1]	FRANKLIN SMALL CAP VALUE FUND	FRANKLIN U.S. GOVERNMENT
ASSETS:
Investments in Underlying:
Investments, at Cost	$136,659	$2,152,935	$9,412,621	$1,010,683	$15,988,263
Shares Owned	13,700	139,416	518,252	62,307	1,234,672
Investments, at Fair Value	$145,084	$2,135,856	$10,551,614	$1,046,138	$15,544,525
Total Assets	145,084	2,135,856	10,551,614	1,046,138	15,544,525
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$145,084	$2,135,856	$10,551,614	$1,046,138	$15,544,525
Spinnaker & Mainsail
Net Assets	$145,084	$1,636,479	$9,180,922	$569,725	$8,481,266
Accumulation Units Outstanding	12,906	159,231	1,202,220	49,903	655,012
Accumulation Unit Value	$11.242	$10.277	$7.637	$11.417	$12.948
Spinnaker Advisor
Net Assets	$-	$381,227	$1,348,684	$427,093	$6,876,576
Accumulation Units Outstanding	-	37,114	192,725	37,422	551,197
Accumulation Unit Value	$-	$10.272	$6.998	$11.413	$12.476
Spinnaker with Enhanced Earnings Benefit ("EEB")
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-
Spinnaker with Guaranteed Minimum Death Benefit ("GMDB")
Net Assets	$-	$6,666	$-	$-	$-
Accumulation Units Outstanding	-	650	-	-	-
Accumulation Unit Value	$-	$10.255	$-	$-	$-
Spinnaker with EEB & GMDB
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-
Spinnaker Choice
Net Assets	$-	$105,156	$22,008	$49,320	$170,540
Accumulation Units Outstanding	-	10,248	1,979	4,324	16,479
Accumulation Unit Value	$-	$10.261	$11.121	$11.405	$10.349
Spinnaker Choice with EEB
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-
Spinnaker Choice with GMDB
Net Assets	$-	$6,328	$-	$-	$16,143
Accumulation Units Outstanding	-	618	-	-	1,565
Accumulation Unit Value	$-	$10.239	$-	$-	$10.315
Spinnaker Choice with EEB & GMDB
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-

1  Franklin Small-Mid Cap Growth Securities was known as Franklin Small Cap prior to April 29, 2005.

SEE NOTES TO FINANCIAL STATEMENTS

7

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2005

	Sub-Accounts
	ING JP MORGAN EMERGING MARKETS EQUITY I2	ING NATURAL RESOURCES	J.P. MORGAN INTERNATIONAL EQUITY	J.P. MORGAN MID-CAP VALUE	J.P. MORGAN US LARGE CAP CORE EQUITY
ASSETS:
Investments in Underlying:
Investments, at Cost	$1,901,882	$2,086,497	$7,643,344	$5,976,202	$6,487,243
Shares Owned	165,717	136,302	747,495	238,441	504,529
Investments, at Fair Value	$2,431,066	$3,257,612	$9,119,440	$6,638,192	$6,861,597
Total Assets	2,431,066	3,257,612	9,119,440	6,638,192	6,861,597
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$2,431,066	$3,257,612	$9,119,440	$6,638,192	$6,861,597
Spinnaker & Mainsail
Net Assets	$2,431,066	$2,677,217	$7,257,856	$4,864,142	$3,290,769
Accumulation Units Outstanding	163,469	106,767	428,966	307,615	417,620
Accumulation Unit Value	$14.872	$25.075	$16.919	$15.812	$7.880
Spinnaker Advisor
Net Assets		$580,395	$1,630,643	$1,724,751	$3,570,828
Accumulation Units Outstanding		27,035	96,506	109,221	467,924
Accumulation Unit Value		$21.468	$16.897	$15.791	$7.631
Spinnaker with Enhanced Earnings Benefit ("EEB")
Net Assets		$-	$-	$-
Accumulation Units Outstanding		-	-	-
Accumulation Unit Value		$-	$-	$-
Spinnaker with Guaranteed Minimum Death Benefit ("GMDB")
Net Assets		$-	$132	$-
Accumulation Units Outstanding		-	8	-
Accumulation Unit Value		$-	$16.863	$-
Spinnaker with EEB & GMDB
Net Assets		$-	$-	$-
Accumulation Units Outstanding		-	-	-
Accumulation Unit Value		$-	$-	$-
Spinnaker Choice
Net Assets		$-	$212,603	$49,299
Accumulation Units Outstanding		-	16,810	4,004
Accumulation Unit Value		$-	$12.647	$12.313
Spinnaker Choice with EEB
Net Assets		$-	$-	$-
Accumulation Units Outstanding		-	-	-
Accumulation Unit Value		$-	$-	$-
Spinnaker Choice with GMDB
Net Assets		$-	$18,206	$-
Accumulation Units Outstanding		-	1,444	-
Accumulation Unit Value		$-	$12.605	$-
Spinnaker Choice with EEB & GMDB
Net Assets		$-	$-	$-
Accumulation Units Outstanding		-	-	-
Accumulation Unit Value		$-	$-	$-

2  ING JP Morgan Emerging Markets Equity I was known as ING Emerging Markets prior to December 2, 2005.

SEE NOTES TO FINANCIAL STATEMENTS

8

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2005

	Sub-Accounts
	MUTUAL SHARES SECURITIES	PIMCO ALL ASSET PORTFOLIO ADVISOR SHARES	PIMCO COMMODITIES FUND ADMIN SHARES	PIONEER BOND VCT CLASS I	PIONEER EMERGING MARKETS VCT CLASS II
ASSETS:
Investments in Underlying:
Investments, at Cost	$4,989,510	$172,251	$1,409,866	$8,561,697	$303,434
Shares Owned	334,203	14,488	118,087	752,463	12,592
Investments, at Fair Value	$6,072,476	$171,249	$1,446,561	$8,119,078	$350,571
Total Assets	6,072,476	171,249	1,446,561	8,119,078	350,571
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$6,072,476	$171,249	$1,446,561	$8,119,078	$350,571
Spinnaker & Mainsail
Net Assets	$5,387,871	$117,045	$945,040	$6,354,708	$304,935
Accumulation Units Outstanding	425,366	11,226	86,327	250,370	21,555
Accumulation Unit Value	$12.666	$10.427	$10.947	$25.381	$14.147
Spinnaker Advisor
Net Assets	$648,060	$54,204	$456,452	$1,764,370	$45,636
Accumulation Units Outstanding	51,258	5,200	41,710	141,769	3,228
Accumulation Unit Value	$12.643	$10.423	$10.944	$12.445	$14.139
Spinnaker with Enhanced Earnings Benefit ("EEB")
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-
Spinnaker with Guaranteed Minimum Death Benefit ("GMDB")
Net Assets	$10,125	$-	$36	$-	$-
Accumulation Units Outstanding	802	-	3	-	-
Accumulation Unit Value	$12.624	$-	$10.933	$-	$-
Spinnaker with EEB & GMDB
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-
Spinnaker Choice
Net Assets	$19,744	$-	$40,942		$-
Accumulation Units Outstanding	1,661	-	3,744		-
Accumulation Unit Value	$11.886	$-	$10.936		$-
Spinnaker Choice with EEB
Net Assets	$-	$-	$-		$-
Accumulation Units Outstanding	-	-	-		-
Accumulation Unit Value	$-	$-	$-		$-
Spinnaker Choice with GMDB
Net Assets	$6,676	$-	$4,091		$-
Accumulation Units Outstanding	564	-	375		-
Accumulation Unit Value	$11.847	$-	$10.921		$-
Spinnaker Choice with EEB & GMDB
Net Assets	$-	$-	$-		$-
Accumulation Units Outstanding	-	-	-		-
Accumulation Unit Value	$-	$-	$-		$-

SEE NOTES TO FINANCIAL STATEMENTS

9

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2005

Sub-Accounts
	PIONEER EQUITY INCOME VCT CLASS II	PIONEER FUND VCT CLASS I	PIONEER GROWTH OPPORTUNITIES VCT CLASS I	PIONEER HIGH YIELD VCT CLASS II	PIONEER MID-CAP VALUE VCT CLASS I
ASSETS:
Investments in Underlying:
Investments, at Cost	$5,117,232	$86,912,831	$74,529,846	$103,219	$15,543,030
Shares Owned	245,192	3,736,748	3,528,430	9,247	700,989
Investments, at Fair Value	$5,239,750	$80,526,923	$89,516,276	$100,604	$17,524,714
Total Assets	5,239,750	80,526,923	89,516,276	100,604	17,524,714
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$5,239,750	$80,526,923	$89,516,276	$100,604	$17,524,714
Spinnaker & Mainsail
Net Assets	$5,115,226	$79,644,315	$85,840,023	$82,522	$16,941,202
Accumulation Units Outstanding	480,888	1,564,272	1,788,116	8,138	741,101
Accumulation Unit Value	$10.637	$50.915	$48.006	$10.141	$22.859
Spinnaker Advisor
Net Assets	$124,524	$882,608	$3,676,253	$18,082	$583,512
Accumulation Units Outstanding	11,713	110,226	325,607	1,784	64,279
Accumulation Unit Value	$10.631	$8.007	$11.290	$10.135	$9.078
Spinnaker with Enhanced Earnings Benefit ("EEB")
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-
Spinnaker with Guaranteed Minimum Death Benefit ("GMDB")
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-
Spinnaker with EEB & GMDB
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-
Spinnaker Choice
Net Assets	$-			$-
Accumulation Units Outstanding	-			-
Accumulation Unit Value	$-			$-
Spinnaker Choice with EEB
Net Assets	$-			$-
Accumulation Units Outstanding	-			-
Accumulation Unit Value	$-			$-
Spinnaker Choice with GMDB
Net Assets	$-			$-
Accumulation Units Outstanding	-			-
Accumulation Unit Value	$-			$-
Spinnaker Choice with EEB & GMDB
Net Assets	$-			$-
Accumulation Units Outstanding	-			-
Accumulation Unit Value	$-			$-

SEE NOTES TO FINANCIAL STATEMENTS

10

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2005

	Sub-Accounts
	PIONEER MONEY MARKET VCT CLASS I	PIONEER SMALL-CAP VALUE VCT CLASS II	PIONEER SMALL-CAP VALUE II VCT CLASS I	PIONEER STRATEGIC INCOME VCT CLASS II	SCUDDER INTERNATIONAL A
ASSETS:
Investments in Underlying:
Investments, at Cost	$6,032,116	$2,991,236	$11,883,091	$588,702	$10,775,507
Shares Owned	6,032,116	200,084	877,605	54,119	852,811
Investments, at Fair Value	$6,032,116	$3,215,348	$20,474,535	$582,314	$9,253,005
Total Assets	6,032,116	3,215,348	20,474,535	582,314	9,253,005
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$6,032,116	$3,215,348	$20,474,535	$582,314	$9,253,005
Spinnaker & Mainsail
Net Assets	$5,014,832	$2,563,540	$15,489,898	$259,657	$8,865,389
Accumulation Units Outstanding	286,711	229,855	675,901	25,365	505,855
Accumulation Unit Value	$17.491	$11.153	$22.917	$10.237	$17.526
Spinnaker Advisor
Net Assets	$1,017,284	$606,401	$4,982,639	$318,214	$387,616
Accumulation Units Outstanding	98,224	54,401	251,176	31,103	47,003
Accumulation Unit Value	$10.357	$11.147	$19.837	$10.231	$8.247
Spinnaker with Enhanced Earnings Benefit ("EEB")
Net Assets	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-
Spinnaker with Guaranteed Minimum Death Benefit ("GMDB")
Net Assets	$-	$29	$1,998	$-
Accumulation Units Outstanding	-	3	87	-
Accumulation Unit Value	$-	$11.129	$22.841	$-
Spinnaker with EEB & GMDB
Net Assets	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-
Spinnaker Choice
Net Assets		$42,343		$4,443
Accumulation Units Outstanding		3,803		435
Accumulation Unit Value		$11.135		$10.220
Spinnaker Choice with EEB
Net Assets		$-		$-
Accumulation Units Outstanding		-		-
Accumulation Unit Value		$-		$-
Spinnaker Choice with GMDB
Net Assets		$3,035		$-
Accumulation Units Outstanding		273		-
Accumulation Unit Value		$11.111		$-
Spinnaker Choice with EEB & GMDB
Net Assets		$-		$-
Accumulation Units Outstanding		-		-
Accumulation Unit Value		$-		$-

SEE NOTES TO FINANCIAL STATEMENTS

11

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2005

	Sub-Accounts
	SCUDDER TOTAL RETURN[3]	TEMPLETON DEVELOPING MARKETS	TEMPLETON GLOBAL INCOME SEC II	TEMPLETON GROWTH SECURITIES	WANGER U.S. SMALLER COMPANIES
ASSETS:
Investments in Underlying:
Investments, at Cost	$27,489,568	$3,088,246	$359,356	$4,137,914	$404,655
Shares Owned	1,128,937	372,092	24,364	355,756	18,936
Investments, at Fair Value	$25,683,313	$4,055,805	$345,718	$4,912,990	$660,882
Total Assets	25,683,313	4,055,805	345,718	4,912,990	660,882
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$25,683,313	$4,055,805	$345,718	$4,912,990	$660,882
Spinnaker & Mainsail
Net Assets	$23,021,845	$2,829,088	$266,901	$4,425,710	$660,882
Accumulation Units Outstanding	1,050,813	169,302	27,212	348,066	15,840
Accumulation Unit Value	$21.909	$16.710	$9.808	$12.715	$41.721
Spinnaker Advisor
Net Assets	$2,661,468	$1,165,654	$78,817	$428,440
Accumulation Units Outstanding	291,089	67,312	8,039	33,757
Accumulation Unit Value	$9.143	$17.317	$9.805	$12.692
Spinnaker with Enhanced Earnings Benefit ("EEB")
Net Assets		$-	$-	$-
Accumulation Units Outstanding		-	-	-
Accumulation Unit Value		$-	$-	$-
Spinnaker with Guaranteed Minimum Death Benefit ("GMDB")
Net Assets		$-	$-	$8,357
Accumulation Units Outstanding		-	-	659
Accumulation Unit Value		$-	$-	$12.673
Spinnaker with EEB & GMDB
Net Assets		$-	$-	$-
Accumulation Units Outstanding		-	-	-
Accumulation Unit Value		$-	$-	$-
Spinnaker Choice
Net Assets		$61,063	$-	$43,793
Accumulation Units Outstanding		4,004	-	3,641
Accumulation Unit Value		$15.249	$-	$12.029
Spinnaker Choice with EEB
Net Assets		$-	$-	$-
Accumulation Units Outstanding		-	-	-
Accumulation Unit Value		$-	$-	$-
Spinnaker Choice with GMDB
Net Assets		$-	$-	$6,690
Accumulation Units Outstanding		-	-	558
Accumulation Unit Value		$-	$-	$11.989
Spinnaker Choice with EEB & GMDB
Net Assets		$-	$-	$-
Accumulation Units Outstanding		-	-	-
Accumulation Unit Value		$-	$-	$-

3  Scudder Total Return was known as Scudder Balanced prior to April 29, 2005.

SEE NOTES TO FINANCIAL STATEMENTS

12

Symetra Separate Account C

Statements of Operations

Year or Period Ended December 31, 2005

	Sub-Accounts
	AIM AGGRESSIVE GROWTH	AIM CAPITAL APPRECIATION II4	AIM CAPITAL DEVELOPMENT	AIM GROWTH	AIM HEALTH SCIENCES
Investment Income
Dividend Income	$-	$-	$-	$-	$-
Mortality and Expense Risk Charge	(85,660)	(13)	(3,840)	(67,536)	(13,566)
Asset-Related Administration Charge	(10,462)	(2)	(471)	(8,305)	(1,796)
Net Investment Income (Loss)	(96,122)	(15)	(4,311)	(75,841)	(15,362)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(112,424)	2	9,760	(331,299)	31,567
Realized Capital Gain Distributions Received	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	447,276	78	19,229	698,498	48,575
Net Gain (Loss) on Investments	334,852	80	28,989	367,199	80,142
Net Increase (Decrease) in Net Assets Resulting from Operations	$238,730	$65	$24,678	$291,358	$64,780
	Sub-Accounts
	AIM INTERNATIONAL GROWTH	AIM REAL ESTATE FUND	AMERICAN CENTURY BALANCED	AMERICAN CENTURY INFLATION PROTECTION[4]	AMERICAN CENTURY INTERNATIONAL
Investment Income
Dividend Income	$11,028	$171,767	$336,179	$37,448	$162,572
Mortality and Expense Risk Charge	(12,754)	(193,429)	(230,094)	(8,746)	(168,159)
Asset-Related Administration Charge	(1,614)	(24,833)	(29,614)	(1,198)	(20,607)
Net Investment Income (Loss)	(3,340)	(46,495)	76,471	27,504	(26,194)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	53,898	1,061,553	187,409	(1,717)	(235,304)
Realized Capital Gain Distributions Received	-	437,740	7,142	-	-
Net Change in Unrealized Appreciation (Depreciation)	153,270	484,717	354,198	(26,921)	1,723,356
Net Gain (Loss) on Investments	207,168	1,984,010	548,749	(28,638)	1,488,052
Net Increase (Decrease) in Net Assets Resulting from Operations	$203,828	$1,937,515	$625,220	$(1,134)	$1,461,858

4  The commencement date was April 29, 2005. The 2005 activity is from that date through December 31, 2005, where applicable.

SEE NOTES TO FINANCIAL STATEMENTS

13

Symetra Separate Account C

Statements of Operations

Year or Period Ended December 31, 2005

	Sub-Accounts
	AMERICAN CENTURY LARGE COMPANY VALUE[4]	AMERICAN CENTURY ULTRA	AMERICAN CENTURY VALUE	DREYFUS APPRECIATION	DREYFUS MIDCAP STOCK
Investment Income
Dividend Income	$2,922	$-	$24,436	$1,581	$8,275
Mortality and Expense Risk Charge	(868)	(6,544)	(41,205)	(106,977)	(337,092)
Asset-Related Administration Charge	(119)	(836)	(5,186)	(13,812)	(44,650)
Net Investment Income (Loss)	1,935	(7,380)	(21,955)	(119,208)	(373,467)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	497	9,190	11,733	138,743	1,164,874
Realized Capital Gain Distributions Received	2,452	-	282,737	-	110,180
Net Change in Unrealized Appreciation (Depreciation)	1,133	6,472	(124,749)	226,412	1,153,805
Net Gain (Loss) on Investments	4,082	15,662	169,721	365,155	2,428,859
Net Increase (Decrease) in Net Assets Resulting from Operations	$6,017	$8,282	$147,766	$245,947	$2,055,392
	Sub-Accounts
	DREYFUS QUALITY BOND	DREYFUS SOCIALLY RESPONSIBLE	DREYFUS STOCK INDEX	DREYFUS TECHNOLOGY GROWTH	FEDERATED CAPITAL INCOME
Investment Income
Dividend Income	$388,584	$-	$173,502	$-	$167,068
Mortality and Expense Risk Charge	(134,759)	(41,783)	(150,763)	(49,562)	(39,000)
Asset-Related Administration Charge	(18,182)	(5,213)	(20,575)	(6,214)	(4,738)
Net Investment Income (Loss)	235,643	(46,996)	2,164	(55,776)	123,330
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(40,056)	(115,759)	122,742	(206,039)	(173,504)
Realized Capital Gain Distributions Received	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	(81,043)	226,245	307,360	305,598	193,125
Net Gain (Loss) on Investments	(121,099)	110,486	430,102	99,559	19,621
Net Increase (Decrease) in Net Assets Resulting from Operations	$114,544	$63,490	$432,266	$43,783	$142,951

4  The commencement date was April 29, 2005. The 2005 activity is from that date through December 31, 2005, where applicable.

SEE NOTES TO FINANCIAL STATEMENTS

14

Symetra Separate Account C

Statements of Operations

Year or Period Ended December 31, 2005

	Sub-Accounts
	FEDERATED HIGH INCOME BOND	FEDERATED INTERNATIONAL EQUITY	FIDELITY ASSET MANAGER	FIDELITY CONTRAFUND	FIDELITY EQUITY INCOME
Investment Income
Dividend Income	$645,143	$-	$11,901	$85,609	$96,666
Mortality and Expense Risk Charge	(92,333)	(31,888)	(6,523)	(383,826)	(87,997)
Asset-Related Administration Charge	(12,005)	(3,818)	(839)	(46,521)	(10,994)
Net Investment Income (Loss)	540,805	(35,706)	4,539	(344,738)	(2,325)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(122,452)	(226,939)	823	548,843	34,078
Realized Capital Gain Distributions Received	-	-	153	5,351	212,427
Net Change in Unrealized Appreciation (Depreciation)	(346,228)	438,403	9,223	4,327,751	131,488
Net Gain (Loss) on Investments	(468,680)	211,464	10,199	4,881,945	377,993
Net Increase (Decrease) in Net Assets Resulting from Operations	$72,125	$175,758	$14,738	$4,537,207	$375,668
	Sub-Accounts
	FIDELITY GROWTH	FIDELITY GROWTH & INCOME	FIDELITY GROWTH OPPORTUNITIES	FIDELITY MID-CAP ADVISOR[4]	FIDELITY VIP MONEY MARKET SERVICE CLASS[4]
Investment Income
Dividend Income	$103,593	$164,730	$64,425	$-	$56,030
Mortality and Expense Risk Charge	(256,122)	(131,310)	(84,192)	(2,551)	(24,138)
Asset-Related Administration Charge	(32,402)	(17,165)	(10,305)	(327)	(3,191)
Net Investment Income (Loss)	(184,931)	16,255	(30,072)	(2,878)	28,701
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(437,482)	166,452	(161,763)	3,627	-
Realized Capital Gain Distributions Received	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	1,469,595	407,527	646,636	50,144	-
Net Gain (Loss) on Investments	1,032,113	573,979	484,873	53,771	-
Net Increase (Decrease) in Net Assets Resulting from Operations	$847,182	$590,234	$454,801	$50,893	$28,701

4  The commencement date was April 29, 2005. The 2005 activity is from that date through December 31, 2005, where applicable.

SEE NOTES TO FINANCIAL STATEMENTS

15

Symetra Separate Account C

Statements of Operations

Year or Period Ended December 31, 2005

	Sub-Accounts
	FRANKLIN FLEX CAP GROWTH SECURITIES[4]	FRANKLIN INCOME SECURITIES FUND CLASS II4	FRANKLIN SMALL-MID CAP GROWTH SECURITIES[1]	FRANKLIN SMALL CAP VALUE FUND[4]	FRANKLIN U.S. GOVERNMENT
Investment Income
Dividend Income	$127	$42,013	$-	$2,463	$643,538
Mortality and Expense Risk Charge	(413)	(13,531)	(109,289)	(4,324)	(188,193)
Asset-Related Administration Charge	(49)	(1,701)	(13,815)	(577)	(26,089)
Net Investment Income (Loss)	(335)	26,781	(123,104)	(2,438)	429,256
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	91	(1,271)	132,139	87	(75,852)
Realized Capital Gain Distributions Received	-	3,646	-	1,992	-
Net Change in Unrealized Appreciation (Depreciation)	8,425	(17,078)	434,455	35,455	(213,679)
Net Gain (Loss) on Investments	8,516	(14,703)	566,594	37,534	(289,531)
Net Increase (Decrease) in Net Assets Resulting from Operations	$8,181	$12,078	$443,490	$35,096	$139,725
	Sub-Accounts
	ING JP MORGAN EMERGING MARKETS EQUITY I2	ING NATURAL RESOURCES	J.P. MORGAN INTERNATIONAL EQUITY	J.P. MORGAN MID-CAP VALUE	J.P. MORGAN US LARGE CAP CORE EQUITY
Investment Income
Dividend Income	$15,491	$1,254	$49,073	$8,038	$100,113
Mortality and Expense Risk Charge	(27,228)	(35,139)	(83,896)	(62,054)	(96,941)
Asset-Related Administration Charge	(3,260)	(4,415)	(10,517)	(8,023)	(13,727)
Net Investment Income (Loss)	(14,997)	(38,300)	(45,340)	(62,039)	(10,555)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	27,475	151,484	93,076	58,882	120,750
Realized Capital Gain Distributions Received	-	135,610	-	59,426	-
Net Change in Unrealized Appreciation (Depreciation)	625,280	729,782	706,694	326,750	(145,516)
Net Gain (Loss) on Investments	652,755	1,016,876	799,770	445,058	(24,766)
Net Increase (Decrease) in Net Assets Resulting from Operations	$637,758	$978,576	$754,430	$383,019	$(35,321)

1  Franklin Small-Mid Cap Growth Securities was known as Franklin Small Cap prior to April 29, 2005.

2  ING JP Morgan Emerging Markets Equity I was known as ING Emerging Markets prior to December 2, 2005.

4  The commencement date was April 29, 2005. The 2005 activity is from that date through December 31, 2005, where applicable.

SEE NOTES TO FINANCIAL STATEMENTS

16

Symetra Separate Account C

Statements of Operations

Year or Period Ended December 31, 2005

	Sub-Accounts
	MUTUAL SHARES SECURITIES	PIMCO ALL ASSET PORTFOLIO ADVISOR SHARES[4]	PIMCO COMMODITIES FUND ADMIN SHARES[4]	PIONEER BOND VCT CLASS I	PIONEER EMERGING MARKETS VCT CLASS II
Investment Income
Dividend Income	$44,398	$5,147	$16,723	$914,267	$257
Mortality and Expense Risk Charge	(61,992)	(840)	(6,491)	(116,207)	(1,800)
Asset-Related Administration Charge	(7,667)	(115)	(873)	(14,964)	(238)
Net Investment Income (Loss)	(25,261)	4,192	9,359	783,096	(1,781)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	82,114	(273)	6,638	(44,011)	80
Realized Capital Gain Distributions Received	16,631	505	1,404	-	-
Net Change in Unrealized Appreciation (Depreciation)	397,415	(1,001)	36,696	(621,916)	45,830
Net Gain (Loss) on Investments	496,160	(769)	44,738	(665,927)	45,910
Net Increase (Decrease) in Net Assets Resulting from Operations	$470,899	$3,423	$54,097	$117,169	$44,129
	Sub-Accounts
	PIONEER EQUITY INCOME VCT CLASS II	PIONEER FUND VCT CLASS I	PIONEER GROWTH OPPORTUNITIES VCT CLASS I	PIONEER HIGH YIELD VCT CLASS II	PIONEER MID-CAP VALUE VCT CLASS I
Investment Income
Dividend Income	$76,784	$1,149,916	$-	$3,085	$57,701
Mortality and Expense Risk Charge	(38,292)	(1,097,122)	(1,190,792)	(737)	(236,406)
Asset-Related Administration Charge	(4,611)	(131,853)	(144,535)	(93)	(28,631)
Net Investment Income (Loss)	33,881	(79,059)	(1,335,327)	2,255	(207,336)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	1,683	(3,152,327)	2,642,109	(1,088)	507,342
Realized Capital Gain Distributions Received	-	-	-	2,346	1,112,718
Net Change in Unrealized Appreciation (Depreciation)	119,215	6,859,507	2,919,980	(2,615)	(287,641)
Net Gain (Loss) on Investments	120,898	3,707,180	5,562,089	(1,357)	1,332,419
Net Increase (Decrease) in Net Assets Resulting from Operations	$154,779	$3,628,121	$4,226,762	$898	$1,125,083

4  The commencement date was April 29, 2005. The 2005 activity is from that date through December 31, 2005, where applicable.

SEE NOTES TO FINANCIAL STATEMENTS

17

Symetra Separate Account C

Statements of Operations

Year or Period Ended December 31, 2005

	Sub-Accounts
	PIONEER MONEY MARKET VCT CLASS I	PIONEER SMALL-CAP VALUE VCT CLASS II	PIONEER SMALL-CAP VALUE II VCT CLASS I	PIONEER STRATEGIC INCOME VCT CLASS II	SCUDDER INTERNATIONAL A
Investment Income
Dividend Income	$164,909	$-	$127,294	$14,253	$149,353
Mortality and Expense Risk Charge	(85,902)	(22,343)	(262,837)	(3,127)	(113,902)
Asset-Related Administration Charge	(10,955)	(2,875)	(33,993)	(441)	(13,836)
Net Investment Income (Loss)	68,052	(25,218)	(169,536)	10,685	21,615
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	-	5,345	2,039,015	(1,239)	(578,240)
Realized Capital Gain Distributions Received	-	54,896	17,429	3,886	-
Net Change in Unrealized Appreciation (Depreciation)	-	221,776	664,534	(6,387)	1,786,764
Net Gain (Loss) on Investments	-	282,017	2,720,978	(3,740)	1,208,524
Net Increase (Decrease) in Net Assets Resulting from Operations	$68,052	$256,799	$2,551,442	$6,945	$1,230,139
	Sub-Accounts
	SCUDDER TOTAL RETURN[3]	TEMPLETON DEVELOPING MARKETS	TEMPLETON GLOBAL INCOME SEC II4	TEMPLETON GROWTH SECURITIES	WANGER U.S. SMALLER COMPANIES
Investment Income
Dividend Income	$856,962	$31,307	$17,625	$43,302	$-
Mortality and Expense Risk Charge	(347,588)	(32,394)	(2,491)	(47,904)	(8,172)
Asset-Related Administration Charge	(43,012)	(4,255)	(320)	(5,929)	(979)
Net Investment Income (Loss)	466,362	(5,342)	14,814	(10,531)	(9,151)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(586,181)	77,422	(7,270)	78,316	34,468
Realized Capital Gain Distributions Received	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	848,983	607,862	(13,638)	243,950	32,062
Net Gain (Loss) on Investments	262,802	685,284	(20,908)	322,266	66,530
Net Increase (Decrease) in Net Assets Resulting from Operations	$729,164	$679,942	$(6,094)	$311,735	$57,379

3  Scudder Total Return was known as Scudder Balanced prior to April 29, 2005.

4  The commencement date was April 29, 2005. The 2005 activity is from that date through December 31, 2005, where applicable.

SEE NOTES TO FINANCIAL STATEMENTS

18

Symetra Separate Account C

Statements of Changes in Net Assets

Years or Periods Ended December 31, 2004 and 2005

	Sub-Accounts
	AIM AGGRESSIVE GROWTH	AIM CAPITAL APPRECIATION II4	AIM CAPITAL DEVELOPMENT	AIM GROWTH	AIM HEALTH SCIENCES[5]
Net Assets at January 1, 2004	$7,129,192	$-	$130,957	$5,864,135	$447,573
Increase in Net Assets from Operations
Net Investment Income (Loss)	(102,258)	-	(3,271)	(82,365)	(12,860)
Realized Gains (Losses)	(125,604)	-	6,543	(295,421)	6,005
Net Change in Unrealized Appreciation (Depreciation)	951,285	-	25,277	759,033	58,534
Net Increase (Decrease) in Net Assets Resulting from Operations	723,423	-	28,549	381,247	51,679
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker/Mainsail	1,275,807	-	213,859	800,604	677,716
Spinnaker Advisor	251,589	-	31,731	31,939	304,367
Spinnaker with Enhanced Earnings Benefit("EEB")	-	-	-	-	-
Spinnaker with Guaranteed Minimum Death Benefit ("GMDB")	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker/Mainsail	(1,356,376)	-	(117,685)	(995,581)	(192,772)
Spinnaker Advisor	(308,678)	-	(15,101)	(72,738)	(48,144)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Contract Maintenance Charges
Spinnaker/Mainsail	(4,487)	-	-	(2,638)	(30)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(142,145)	-	112,804	(238,414)	741,137
Total Increase (Decrease) in Net Assets	581,278	-	141,353	142,833	792,816
Net Assets at December 31, 2004	7,710,470	-	272,310	6,006,968	1,240,389
Increase in Net Assets from Operations
Net Investment Income (Loss)	(96,122)	(15)	(4,311)	(75,841)	(15,362)
Realized Gains (Losses)	(112,424)	2	9,760	(331,299)	31,567
Net Change in Unrealized Appreciation (Depreciation)	447,276	78	19,229	698,498	48,575
Net Increase (Decrease) in Net Assets Resulting from Operations	238,730	65	24,678	291,358	64,780
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker/Mainsail	749,732	6,288	158,556	560,658	144,879
Spinnaker Advisor	74,036	-	23,651	15,468	17,231
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker/Mainsail	(1,984,242)	-	(59,011)	(1,423,505)	(147,195)
Spinnaker Advisor	(171,559)	-	(30,790)	(145,173)	(237,321)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Maintenance Charges
Spinnaker/Mainsail	(3,125)	-	(90)	(1,501)	(60)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(1,335,158)	6,288	92,316	(994,053)	(222,466)
Total Increase (Decrease) in Net Assets	(1,096,428)	6,353	116,994	(702,695)	(157,686)
Net Assets at December 31, 2005	$6,614,042	$6,353	$389,304	$5,304,273	$1,082,703

4  The commencement date was April 29, 2005. The 2005 activity is from that date through December 31, 2005, where applicable.

5  AIM Health Sciences was known as INVESCO Health Sciences prior to October 15, 2004.

SEE NOTES TO FINANCIAL STATEMENTS

19

Symetra Separate Account C

Statements of Changes in Net Assets

Years or Periods Ended December 31, 2004 and 2005

	Sub-Accounts
	AIM INTERNATIONAL GROWTH	AIM REAL ESTATE FUND[6]	AMERICAN CENTURY BALANCED	AMERICAN CENTURY INFLATION PROTECTION[4]	AMERICAN CENTURY INTERNATIONAL
Net Assets at January 1, 2004	$81,921	$9,086,158	$16,375,506	$-	$12,576,159
Increase in Net Assets from Operations
Net Investment Income (Loss)	(1,380)	(50,613)	33,423	-	(110,739)
Realized Gains (Losses)	11,100	562,656	(1,490)	-	(300,799)
Net Change in Unrealized Appreciation (Depreciation)	61,249	3,028,224	1,346,644	-	2,072,928
Net Increase (Decrease) in Net Assets Resulting from Operations	70,969	3,540,267	1,378,577	-	1,661,390
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker/Mainsail	489,167	3,980,108	2,958,355	-	2,141,005
Spinnaker Advisor	1,151,673	946,204	767,706	-	1,364,949
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker/Mainsail	(189,690)	(2,127,089)	(2,813,825)	-	(2,471,506)
Spinnaker Advisor	(1,091,735)	(610,576)	(385,601)	-	(1,299,387)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Contract Maintenance Charges
Spinnaker/Mainsail	(9)	(3,779)	(33,054)	-	(17,458)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	359,406	2,184,868	493,581	-	(282,397)
Total Increase (Decrease) in Net Assets	430,375	5,725,135	1,872,158	-	1,378,993
Net Assets at December 31, 2004	512,296	14,811,293	18,247,664	-	13,955,152
Increase in Net Assets from Operations
Net Investment Income (Loss)	(3,340)	(46,495)	76,471	27,504	(26,194)
Realized Gains (Losses)	53,898	1,499,293	194,551	(1,717)	(235,304)
Net Change in Unrealized Appreciation (Depreciation)	153,270	484,717	354,198	(26,921)	1,723,356
Net Increase (Decrease) in Net Assets Resulting from Operations	203,828	1,937,515	625,220	(1,134)	1,461,858
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker/Mainsail	1,174,271	3,166,860	3,123,760	1,013,250	1,506,351
Spinnaker Advisor	264,088	1,575,309	794,815	754,133	143,440
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	42	35	70	21	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	14,911	38,420	47,958	28,819	7,725
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	3,030	-	3,030	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker/Mainsail	(370,381)	(3,236,752)	(3,379,420)	(193,491)	(3,141,247)
Spinnaker Advisor	(84,591)	(1,679,240)	(933,412)	(59,214)	(273,330)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	(265)	(10,704)	(269)	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Maintenance Charges
Spinnaker/Mainsail	(45)	(3,684)	(33,025)	(853)	(12,882)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	(3)	(11)	-	-	(5)
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	998,292	(136,298)	(389,958)	1,545,426	(1,769,944)
Total Increase (Decrease) in Net Assets	1,202,120	1,801,217	235,262	1,544,292	(308,086)
Net Assets at December 31, 2005	$1,714,416	$16,612,510	$18,482,926	$1,544,292	$13,647,066

4  The commencement date was April 29, 2005. The 2005 activity is from that date through December 31, 2005, where applicable.

6  AIM Real Estate Fund was known as INVESCO Real Estate prior to April 30, 2004.

SEE NOTES TO FINANCIAL STATEMENTS

20

Symetra Separate Account C

Statements of Changes in Net Assets

Years or Periods Ended December 31, 2004 and 2005

	Sub-Accounts
	AMERICAN CENTURY LARGE COMPANY VALUE[4]	AMERICAN CENTURY ULTRA	AMERICAN CENTURY VALUE	DREYFUS APPRECIATION	DREYFUS MIDCAP STOCK
Net Assets at January 1, 2004	$-	$159,282	$782,964	$8,378,609	$21,659,238
Increase in Net Assets from Operations
Net Investment Income (Loss)	-	(3,490)	(9,455)	23,424	(238,664)
Realized Gains (Losses)	-	7,282	35,815	44,288	954,842
Net Change in Unrealized Appreciation (Depreciation)	-	26,572	175,799	232,961	2,352,556
Net Increase (Decrease) in Net Assets Resulting from Operations	-	30,364	202,159	300,673	3,068,734
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker/Mainsail	-	269,780	1,615,852	1,658,593	5,150,954
Spinnaker Advisor	-	60,064	217,925	333,862	1,246,006
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker/Mainsail	-	(95,570)	(297,110)	(1,523,472)	(3,219,753)
Spinnaker Advisor	-	(21,036)	(68,272)	(248,074)	(934,374)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Contract Maintenance Charges
Spinnaker/Mainsail	-	(90)	(765)	(3,895)	(6,229)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	-	213,149	1,467,630	217,014	2,236,604
Total Increase (Decrease) in Net Assets	-	243,513	1,669,789	517,687	5,305,338
Net Assets at December 31, 2004	-	402,795	2,452,753	8,896,296	26,964,576
Increase in Net Assets from Operations
Net Investment Income (Loss)	1,935	(7,380)	(21,955)	(119,208)	(373,467)
Realized Gains (Losses)	2,949	9,190	294,470	138,743	1,275,054
Net Change in Unrealized Appreciation (Depreciation)	1,133	6,472	(124,749)	226,412	1,153,805
Net Increase (Decrease) in Net Assets Resulting from Operations	6,017	8,282	147,766	245,947	2,055,392
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker/Mainsail	120,609	293,665	1,673,559	1,175,105	4,799,537
Spinnaker Advisor	118,788	70,338	217,165	142,597	1,158,261
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	63
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	5,842	7,189	21,433	119,479
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	8,079
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker/Mainsail	(23,017)	(181,213)	(418,137)	(1,729,757)	(4,573,241)
Spinnaker Advisor	(61,937)	(27,112)	(147,219)	(576,075)	(3,285,343)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	(2,906)	(3,577)	(7,201)	(9,076)
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Maintenance Charges
Spinnaker/Mainsail	-	(103)	(1,203)	(3,610)	(8,830)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	(3)
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	154,443	158,511	1,327,777	(977,508)	(1,791,074)
Total Increase (Decrease) in Net Assets	160,460	166,793	1,475,543	(731,561)	264,318
Net Assets at December 31, 2005	$160,460	$569,588	$3,928,296	$8,164,735	$27,228,894

4  The commencement date was April 29, 2005. The 2005 activity is from that date through December 31, 2005, where applicable.

SEE NOTES TO FINANCIAL STATEMENTS

21

Symetra Separate Account C

Statements of Changes in Net Assets

Years or Periods Ended December 31, 2004 and 2005

	Sub-Accounts
	DREYFUS QUALITY BOND	DREYFUS SOCIALLY RESPONSIBLE	DREYFUS STOCK INDEX	DREYFUS TECHNOLOGY GROWTH	FEDERATED CAPITAL INCOME
Net Assets at January 1, 2004	$10,197,603	$3,428,958	$5,128,110	$4,954,840	$3,456,425
Increase in Net Assets from Operations
Net Investment Income (Loss)	269,565	(35,792)	12,665	(66,582)	104,493
Realized Gains (Losses)	(50,176)	(107,001)	117,844	(368,842)	(247,699)
Net Change in Unrealized Appreciation (Depreciation)	(19,051)	302,808	616,182	360,355	405,422
Net Increase (Decrease) in Net Assets Resulting from Operations	200,338	160,015	746,691	(75,069)	262,216
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker/Mainsail	3,057,476	636,438	3,638,712	2,123,082	358,027
Spinnaker Advisor	526,129	81,531	2,803,144	139,650	37,440
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker/Mainsail	(1,725,157)	(620,011)	(557,742)	(2,365,652)	(733,326)
Spinnaker Advisor	(1,572,732)	(70,400)	(1,566,089)	(136,352)	(44,915)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Contract Maintenance Charges
Spinnaker/Mainsail	(17,031)	(3,205)	(2,126)	(4,194)	(15,315)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	268,685	24,353	4,315,899	(243,466)	(398,089)
Total Increase (Decrease) in Net Assets	469,023	184,368	5,062,590	(318,535)	(135,873)
Net Assets at December 31, 2004	10,666,626	3,613,326	10,190,700	4,636,305	3,320,552
Increase in Net Assets from Operations
Net Investment Income (Loss)	235,643	(46,996)	2,164	(55,776)	123,330
Realized Gains (Losses)	(40,056)	(115,759)	122,742	(206,039)	(173,504)
Net Change in Unrealized Appreciation (Depreciation)	(81,043)	226,245	307,360	305,598	193,125
Net Increase (Decrease) in Net Assets Resulting from Operations	114,544	63,490	432,266	43,783	142,951
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker/Mainsail	2,384,980	394,617	3,757,402	533,016	176,865
Spinnaker Advisor	484,685	34,102	1,857,367	57,128	12,349
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	92	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	220,314	-	25,059
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	13,129	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker/Mainsail	(1,835,550)	(887,770)	(1,168,557)	(1,294,146)	(611,270)
Spinnaker Advisor	(1,306,704)	(14,970)	(1,100,686)	(140,203)	(20,872)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	(17,063)	-	(8,950)
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Maintenance Charges
Spinnaker/Mainsail	(20,669)	(2,706)	(5,895)	(3,419)	(11,835)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	(5)	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(293,258)	(476,727)	3,556,098	(847,624)	(438,654)
Total Increase (Decrease) in Net Assets	(178,714)	(413,237)	3,988,364	(803,841)	(295,703)
Net Assets at December 31, 2005	$10,487,912	$3,200,089	$14,179,064	$3,832,464	$3,024,849

SEE NOTES TO FINANCIAL STATEMENTS

22

Symetra Separate Account C

Statements of Changes in Net Assets

Years or Periods Ended December 31, 2004 and 2005

	Sub-Accounts
	FEDERATED HIGH INCOME BOND	FEDERATED INTERNATIONAL EQUITY	FIDELITY ASSET MANAGER	FIDELITY CONTRAFUND	FIDELITY EQUITY INCOME
Net Assets at January 1, 2004	$7,658,111	$3,100,242	$148,900	$24,896,845	$1,958,929
Increase in Net Assets from Operations
Net Investment Income (Loss)	448,623	(39,845)	986	(277,831)	(14,490)
Realized Gains (Losses)	(94,519)	(408,574)	1,640	10,030	34,490
Net Change in Unrealized Appreciation (Depreciation)	300,141	771,463	12,090	3,761,149	419,110
Net Increase (Decrease) in Net Assets Resulting from Operations	654,245	323,044	14,716	3,493,348	439,110
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker/Mainsail	1,592,977	178,940	227,433	4,958,112	3,526,845
Spinnaker Advisor	237,228	-	131,345	293,915	324,530
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker/Mainsail	(1,780,554)	(755,076)	(40,059)	(4,906,093)	(608,412)
Spinnaker Advisor	(314,882)	-	(51,673)	(7,857)	(80,072)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Contract Maintenance Charges
Spinnaker/Mainsail	(17,227)	(3,917)	(960)	(41,597)	(343)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(282,458)	(580,053)	266,086	296,480	3,162,548
Total Increase (Decrease) in Net Assets	371,787	(257,009)	280,802	3,789,828	3,601,658
Net Assets at December 31, 2004	8,029,898	2,843,233	429,702	28,686,673	5,560,587
Increase in Net Assets from Operations
Net Investment Income (Loss)	540,805	(35,706)	4,539	(344,738)	(2,325)
Realized Gains (Losses)	(122,452)	(226,939)	976	554,194	246,505
Net Change in Unrealized Appreciation (Depreciation)	(346,228)	438,403	9,223	4,327,751	131,488
Net Increase (Decrease) in Net Assets Resulting from Operations	72,125	175,758	14,738	4,537,207	375,668
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker/Mainsail	1,239,613	142,992	212,085	6,200,068	3,137,182
Spinnaker Advisor	214,480	-	58,754	1,224,065	846,921
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	78
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	18,110	-	-	19,516	118,671
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	10,099
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker/Mainsail	(2,175,794)	(591,003)	(127,286)	(6,487,910)	(1,119,869)
Spinnaker Advisor	(700,832)	-	(39,156)	(334,956)	(219,963)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	(6,952)	-	-	(3,624)	(926)
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Maintenance Charges
Spinnaker/Mainsail	(18,353)	(2,950)	(1,785)	(43,060)	(550)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	(8)	-	-	(3)	(4)
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(1,429,736)	(450,961)	102,612	574,096	2,771,639
Total Increase (Decrease) in Net Assets	(1,357,611)	(275,203)	117,350	5,111,303	3,147,307
Net Assets at December 31, 2005	$6,672,287	$2,568,030	$547,052	$33,797,976	$8,707,894

SEE NOTES TO FINANCIAL STATEMENTS

23

Symetra Separate Account C

Statements of Changes in Net Assets

Years or Periods Ended December 31, 2004 and 2005

	Sub-Accounts
	FIDELITY GROWTH	FIDELITY GROWTH & INCOME	FIDELITY GROWTH OPPORTUNITIES	FIDELITY MID-CAP ADVISOR[4]	FIDELITY VIP MONEY MARKET SERVICE CLASS[4]
Net Assets at January 1, 2004	$20,016,626	$10,428,538	$7,779,380	$-	$-
Increase in Net Assets from Operations
Net Investment Income (Loss)	(237,811)	(60,442)	(62,029)	-	16
Realized Gains (Losses)	(336,111)	67,089	(311,108)	-	-
Net Change in Unrealized Appreciation (Depreciation)	991,027	465,696	758,460	-	-
Net Increase (Decrease) in Net Assets Resulting from Operations	417,105	472,343	385,323	-	16
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker/Mainsail	4,522,184	1,914,312	695,312	-	200,882
Spinnaker Advisor	586,199	461,063	23,037	-	46,004
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	2,510	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker/Mainsail	(3,551,402)	(1,403,051)	(1,508,428)	-	(14,536)
Spinnaker Advisor	(506,895)	(613,401)	(28,307)	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Contract Maintenance Charges
Spinnaker/Mainsail	(33,885)	(10,702)	(9,694)	-	-
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	1,018,711	348,221	(828,080)	-	232,350
Total Increase (Decrease) in Net Assets	1,435,816	820,564	(442,757)	-	232,366
Net Assets at December 31, 2004	21,452,442	11,249,102	7,336,623	-	232,366
Increase in Net Assets from Operations
Net Investment Income (Loss)	(184,931)	16,255	(30,072)	(2,878)	28,701
Realized Gains (Losses)	(437,482)	166,452	(161,763)	3,627	-
Net Change in Unrealized Appreciation (Depreciation)	1,469,595	407,527	646,636	50,144	-
Net Increase (Decrease) in Net Assets Resulting from Operations	847,182	590,234	454,801	50,893	28,701
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker/Mainsail	3,691,987	1,349,197	485,225	666,563	9,776,222
Spinnaker Advisor	666,061	235,713	11,060	102,279	3,157,231
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	21	-	-	-	22,615
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	45,954	147	-	3,054	1,199,070
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	4,040	-	-	-	101,560
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker/Mainsail	(4,579,630)	(1,992,631)	(1,420,102)	(55,550)	(8,435,901)
Spinnaker Advisor	(1,045,241)	(911,244)	(268,067)	(18,028)	(2,512,816)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	(30)	-	-	-	(20,424)
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	(344)	-	-	-	(1,179,196)
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	(101,567)
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Maintenance Charges
Spinnaker/Mainsail	(28,269)	(12,671)	(8,004)	-	(1,521)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	(31)	-	-	-	(13)
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(1,245,482)	(1,331,489)	(1,199,888)	698,318	2,005,260
Total Increase (Decrease) in Net Assets	(398,300)	(741,255)	(745,087)	749,211	2,033,961
Net Assets at December 31, 2005	$21,054,142	$10,507,847	$6,591,536	$749,211	$2,266,327

4  The commencement date was April 29, 2005. The 2005 activity is from that date through December 31, 2005, where applicable.

SEE NOTES TO FINANCIAL STATEMENTS

24

Symetra Separate Account C

Statements of Changes in Net Assets

Years or Periods Ended December 31, 2004 and 2005

	Sub-Accounts
	FRANKLIN FLEX CAP GROWTH SECURITIES[4]	FRANKLIN INCOME SECURITIES FUND CLASS II4	FRANKLIN SMALL-MID CAP GROWTH SECURITIES[1]	FRANKLIN SMALL CAP VALUE FUND[4]	FRANKLIN U.S. GOVERNMENT
Net Assets at January 1, 2004	$-	$-	$6,017,601	$-	$13,763,846
Increase in Net Assets from Operations
Net Investment Income (Loss)	-	-	(89,862)	-	492,420
Realized Gains (Losses)	-	-	75,533	-	(16)
Net Change in Unrealized Appreciation (Depreciation)	-	-	623,997	-	(201,086)
Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	609,668	-	291,318
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker/Mainsail	-	-	1,974,033	-	3,165,109
Spinnaker Advisor	-	-	859,081	-	2,347,204
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker/Mainsail	-	-	(1,936,499)	-	(2,077,493)
Spinnaker Advisor	-	-	(573,679)	-	(2,675,087)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Contract Maintenance Charges
Spinnaker/Mainsail	-	-	(1,844)	-	(32,546)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	-	-	321,092	-	727,187
Total Increase (Decrease) in Net Assets	-	-	930,760	-	1,018,505
Net Assets at December 31, 2004	-	-	6,948,361	-	14,782,351
Increase in Net Assets from Operations
Net Investment Income (Loss)	(335)	26,781	(123,104)	(2,438)	429,256
Realized Gains (Losses)	91	2,375	132,139	2,079	(75,852)
Net Change in Unrealized Appreciation (Depreciation)	8,425	(17,078)	434,455	35,455	(213,679)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,181	12,078	443,490	35,096	139,725
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker/Mainsail	138,763	1,779,766	5,532,861	615,107	2,966,000
Spinnaker Advisor	-	399,991	239,478	634,703	1,555,640
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	6,604	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	130,046	19,585	49,401	171,523
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	6,404	-	-	16,159
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker/Mainsail	(1,860)	(155,598)	(1,872,949)	(73,321)	(1,909,871)
Spinnaker Advisor	-	(19,070)	(747,479)	(214,842)	(2,139,730)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	(23,242)	-	-	(1,431)
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Maintenance Charges
Spinnaker/Mainsail	-	(1,121)	(11,733)	(6)	(35,838)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	(2)	-	-	(3)
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	136,903	2,123,778	3,159,763	1,011,042	622,449
Total Increase (Decrease) in Net Assets	145,084	2,135,856	3,603,253	1,046,138	762,174
Net Assets at December 31, 2005	$145,084	$2,135,856	$10,551,614	$1,046,138	$15,544,525

1  Franklin Small-Mid Cap Growth Securities was known as Franklin Small Cap prior to April 29, 2005.

4  The commencement date was April 29, 2005. The 2005 activity is from that date through December 31, 2005, where applicable.

SEE NOTES TO FINANCIAL STATEMENTS

25

Symetra Separate Account C

Statements of Changes in Net Assets

Years or Periods Ended December 31, 2004 and 2005

	Sub-Accounts
	ING JP MORGAN EMERGING MARKETS EQUITY I2	ING NATURAL RESOURCES	J.P. MORGAN INTERNATIONAL EQUITY	J.P. MORGAN MID-CAP VALUE	J.P. MORGAN US LARGE CAP CORE EQUITY
Net Assets at January 1, 2004	$2,050,522	$1,857,820	$1,587,910	$681,190	$9,064,082
Increase in Net Assets from Operations
Net Investment Income (Loss)	(10,932)	(7,550)	(28,859)	(16,702)	(56,862)
Realized Gains (Losses)	(71,870)	59,000	36,127	46,849	2,147
Net Change in Unrealized Appreciation (Depreciation)	459,888	159,596	607,937	256,041	725,853
Net Increase (Decrease) in Net Assets Resulting from Operations	377,086	211,046	615,205	286,188	671,138
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker/Mainsail	144,025	323,528	2,940,257	2,037,026	572,286
Spinnaker Advisor	-	171,619	1,386,664	278,166	340,285
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker/Mainsail	(335,425)	(372,825)	(424,746)	(542,147)	(717,390)
Spinnaker Advisor	-	(123,348)	(1,137,258)	(46,145)	(1,037,664)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Contract Maintenance Charges
Spinnaker/Mainsail	(1,849)	(3,740)	(5)	(180)	(11,011)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(193,249)	(4,766)	2,764,912	1,726,720	(853,494)
Total Increase (Decrease) in Net Assets	183,837	206,280	3,380,117	2,012,908	(182,356)
Net Assets at December 31, 2004	2,234,359	2,064,100	4,968,027	2,694,098	8,881,726
Increase in Net Assets from Operations
Net Investment Income (Loss)	(14,997)	(38,300)	(45,340)	(62,039)	(10,555)
Realized Gains (Losses)	27,475	287,094	93,076	118,308	120,750
Net Change in Unrealized Appreciation (Depreciation)	625,280	729,782	706,694	326,750	(145,516)
Net Increase (Decrease) in Net Assets Resulting from Operations	637,758	978,576	754,430	383,019	(35,321)
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker/Mainsail	84,748	423,795	3,282,177	3,200,083	422,938
Spinnaker Advisor	-	451,257	1,280,564	1,558,225	171,020
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	127	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	206,768	56,435	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	18,178	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker/Mainsail	(524,333)	(536,390)	(1,182,607)	(877,635)	(949,259)
Spinnaker Advisor	-	(120,227)	(201,465)	(368,453)	(1,620,569)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	(6,716)	(7,062)	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Maintenance Charges
Spinnaker/Mainsail	(1,466)	(3,499)	(37)	(512)	(8,938)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	(6)	(6)	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(441,051)	214,936	3,396,983	3,561,075	(1,984,808)
Total Increase (Decrease) in Net Assets	196,707	1,193,512	4,151,413	3,944,094	(2,020,129)
Net Assets at December 31, 2005	$2,431,066	$3,257,612	$9,119,440	$6,638,192	$6,861,597

2  ING JP Morgan Emerging Markets Equity I was known as ING Emerging Markets prior to December 2, 2005.

SEE NOTES TO FINANCIAL STATEMENTS

26

Symetra Separate Account C

Statements of Changes in Net Assets

Years or Periods Ended December 31, 2004 and 2005

	Sub-Accounts
	MUTUAL SHARES SECURITIES	PIMCO ALL ASSET PORTFOLIO ADVISOR SHARES[4]	PIMCO COMMODITIES FUND ADMIN SHARES[4]	PIONEER BOND VCT CLASS I7	PIONEER EMERGING MARKETS VCT CLASS II8
Net Assets at January 1, 2004	$2,239,618	$-	$-	$12,651,106	$-
Increase in Net Assets from Operations
Net Investment Income (Loss)	(19,547)	-	-	(136,981)	(30)
Realized Gains (Losses)	41,246	-	-	1,594	1
Net Change in Unrealized Appreciation (Depreciation)	333,219	-	-	379,467	1,307
Net Increase (Decrease) in Net Assets Resulting from Operations	354,918	-	-	244,080	1,278
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker/Mainsail	1,836,047	-	-	1,368,834	31,529
Spinnaker Advisor	57,779	-	-	242,133	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	2,503	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker/Mainsail	(474,716)	-	-	(2,986,129)	-
Spinnaker Advisor	(18,746)	-	-	(757,068)	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Contract Maintenance Charges
Spinnaker/Mainsail	(3,861)	-	-	(39,068)	-
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	1,399,006	-	-	(2,171,298)	31,529
Total Increase (Decrease) in Net Assets	1,753,924	-	-	(1,927,218)	32,807
Net Assets at December 31, 2004	3,993,542	-	-	10,723,888	32,807
Increase in Net Assets from Operations
Net Investment Income (Loss)	(25,261)	4,192	9,359	783,096	(1,781)
Realized Gains (Losses)	98,745	232	8,042	(44,011)	80
Net Change in Unrealized Appreciation (Depreciation)	397,415	(1,001)	36,696	(621,916)	45,830
Net Increase (Decrease) in Net Assets Resulting from Operations	470,899	3,423	54,097	117,169	44,129
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker/Mainsail	2,235,147	190,328	997,210	137,190	283,380
Spinnaker Advisor	262,802	54,200	526,187	20,922	258,711
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	6,604	-	35	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	22,004	-	40,862	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	6,216	-	4,040	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker/Mainsail	(871,893)	(75,193)	(83,397)	(2,060,188)	(51,694)
Spinnaker Advisor	(42,828)	(1,419)	(90,735)	(790,145)	(216,762)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	(3,992)	-	(1,594)	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Maintenance Charges
Spinnaker/Mainsail	(6,022)	(90)	(144)	(29,758)	-
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	(3)	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	1,608,035	167,826	1,392,464	(2,721,979)	273,635
Total Increase (Decrease) in Net Assets	2,078,934	171,249	1,446,561	(2,604,810)	317,764
Net Assets at December 31, 2005	$6,072,476	$171,249	$1,446,561	$8,119,078	$350,571

4  The commencement date was April 29, 2005. The 2005 activity is from that date through December 31, 2005, where applicable.

7  Pioneer Bond VCT Class I was known as Safeco RST Bond prior to December 10, 2004.

8  The commencement date was December 3, 2004. The 2004 activity is from that date through December 31, 2004, where applicable.

SEE NOTES TO FINANCIAL STATEMENTS

27

Symetra Separate Account C

Statements of Changes in Net Assets

Years or Periods Ended December 31, 2004 and 2005

	Sub-Accounts
	PIONEER EQUITY INCOME VCT CLASS II8	PIONEER FUND VCT CLASS I9	PIONEER GROWTH OPPORTUNITIES VCT CLASS I10	PIONEER HIGH YIELD VCT CLASS II8	PIONEER MID-CAP VALUE VCT CLASS I11
Net Assets at December 31, 2003	$-	$108,221,763	$98,436,496	$-	$21,550,077
Increase in Net Assets from Operations
Net Investment Income (Loss)	1,498	(373,242)	(1,415,516)	-	(214,652)
Realized Gains (Losses)	2	(3,034,948)	40,574	-	79,529
Net Change in Unrealized Appreciation (Depreciation)	3,304	9,419,191	20,554,353	-	2,778,777
Net Increase (Decrease) in Net Assets Resulting from Operations	4,804	6,011,001	19,179,411	-	2,643,654
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker/Mainsail	485,823	8,685,708	9,809,636	-	2,744,150
Spinnaker Advisor	3,944	335,584	1,373,987	-	295,767
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker/Mainsail	(1,486)	(22,098,614)	(19,323,627)	-	(5,723,154)
Spinnaker Advisor	-	(597,588)	(1,578,539)	-	(281,390)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Contract Maintenance Charges
Spinnaker/Mainsail	-	(109,163)	(36,731)	-	(8,471)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	488,281	(13,784,073)	(9,755,274)	-	(2,973,098)
Total Increase (Decrease) in Net Assets	493,085	(7,773,072)	9,424,137	-	(329,444)
Net Assets at December 31, 2004	493,085	100,448,691	107,860,633	-	21,220,633
Increase in Net Assets from Operations
Net Investment Income (Loss)	33,881	(79,059)	(1,335,327)	2,255	(207,336)
Realized Gains (Losses)	1,683	(3,152,327)	2,642,109	1,258	1,620,060
Net Change in Unrealized Appreciation (Depreciation)	119,215	6,859,507	2,919,980	(2,615)	(287,641)
Net Increase (Decrease) in Net Assets Resulting from Operations	154,779	3,628,121	4,226,762	898	1,125,083
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker/Mainsail	5,253,039	546,426	351,799	95,950	89,548
Spinnaker Advisor	128,292	3,907	3,057	17,589	3,965
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker/Mainsail	(779,784)	(23,602,819)	(21,908,235)	(13,549)	(4,701,507)
Spinnaker Advisor	(9,464)	(415,115)	(988,825)	-	(206,601)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Maintenance Charges
Spinnaker/Mainsail	(197)	(82,288)	(28,915)	(284)	(6,407)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	4,591,886	(23,549,889)	(22,571,119)	99,706	(4,821,002)
Total Increase (Decrease) in Net Assets	4,746,665	(19,921,768)	(18,344,357)	100,604	(3,695,919)
Net Assets at December 31, 2005	$5,239,750	$80,526,923	$89,516,276	$100,604	$17,524,714

8  The commencement date was December 3, 2004. The 2004 activity is from that date through December 31, 2004, where applicable.

9  Pioneer Fund VCT Class I was known as Safeco RST Core Equity Portfolio prior to December 10, 2004.

10  Pioneer Growth Opportunities VCT Class I was known as Safeco RST Growth Opportunities prior to December 10, 2004.

11  Pioneer Mid-Cap Value VCT Class I was known as Safeco RST Multi-Cap Core prior to December 10, 2004.

SEE NOTES TO FINANCIAL STATEMENTS

28

Symetra Separate Account C

Statements of Changes in Net Assets

Years or Periods Ended December 31, 2004 and 2005

	Sub-Accounts
	PIONEER MONEY MARKET VCT CLASS I12	PIONEER SMALL-CAP VALUE VCT CLASS II8	PIONEER SMALL-CAP VALUE II VCT CLASS I13	PIONEER STRATEGIC INCOME VCT CLASS II8	SCUDDER INTERNATIONAL A
Net Assets at December 31, 2003	$9,700,535	$-	$19,069,923	$-	$10,075,288
Increase in Net Assets from Operations
Net Investment Income (Loss)	(72,641)	(82)	(287,990)	-	(8,734)
Realized Gains (Losses)	-	1	1,216,753	-	(1,124,257)
Net Change in Unrealized Appreciation (Depreciation)	-	2,336	3,018,752	-	2,439,529
Net Increase (Decrease) in Net Assets Resulting from Operations	(72,641)	2,255	3,947,515	-	1,306,538
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker/Mainsail	14,355,067	143,277	4,117,021	-	648,996
Spinnaker Advisor	9,662,624	17,517	673,866	-	12,931
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	7,516	-	1,503	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker/Mainsail	(14,373,358)	(381)	(3,838,636)	-	(2,342,989)
Spinnaker Advisor	(11,266,743)	-	(860,770)	-	(27,494)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	(7,516)	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Contract Maintenance Charges
Spinnaker/Mainsail	(26,469)	-	(1,347)	-	(12,817)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(1,648,879)	160,413	91,637	-	(1,721,373)
Total Increase (Decrease) in Net Assets	(1,721,520)	162,668	4,039,152	-	(414,835)
Net Assets at December 31, 2004	7,979,015	162,668	23,109,075	-	9,660,453
Increase in Net Assets from Operations
Net Investment Income (Loss)	68,052	(25,218)	(169,536)	10,685	21,615
Realized Gains (Losses)	-	60,241	2,056,444	2,647	(578,240)
Net Change in Unrealized Appreciation (Depreciation)	-	221,776	664,534	(6,387)	1,786,764
Net Increase (Decrease) in Net Assets Resulting from Operations	68,052	256,799	2,551,442	6,945	1,230,139
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker/Mainsail	1,255,550	2,526,804	185,777	263,531	519,790
Spinnaker Advisor	347,145	665,521	(870)	355,648	8,052
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	28	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	45,573	-	4,495	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	3,030	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker/Mainsail	(2,601,465)	(306,590)	(4,100,826)	(6,739)	(2,059,956)
Spinnaker Advisor	(984,555)	(133,490)	(1,269,164)	(41,462)	(96,483)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	(4,607)	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Maintenance Charges
Spinnaker/Mainsail	(31,626)	(381)	(899)	(104)	(8,990)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	(7)	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(2,014,951)	2,795,881	(5,185,982)	575,369	(1,637,587)
Total Increase (Decrease) in Net Assets	(1,946,899)	3,052,680	(2,634,540)	582,314	(407,448)
Net Assets at December 31, 2005	$6,032,116	$3,215,348	$20,474,535	$582,314	$9,253,005

8  The commencement date was December 2, 2004. The 2004 activity is from that date through December 31, 2004, where applicable.

12  Pioneer Money Market VCT Class I was known as Safeco RST Money Market Portfolio prior to December 10, 2004.

13  Pioneer Small-Cap Value II VCT Class I was known as Safeco RST Small Cap Value Portfolio prior to December 10, 2004.

SEE NOTES TO FINANCIAL STATEMENTS

29

Symetra Separate Account C

Statements of Changes in Net Assets

Years or Periods Ended December 31, 2004 and 2005

	Sub-Accounts
	SCUDDER TOTAL RETURN[3]	TEMPLETON DEVELOPING MARKETS	TEMPLETON GLOBAL INCOME SEC II4	TEMPLETON GROWTH SECURITIES	WANGER U.S. SMALLER COMPANIES
Net Assets at January 1, 2004	$34,707,131	$1,181,084	$-	$1,348,682	$776,383
Increase in Net Assets from Operations
Net Investment Income (Loss)	115,187	3,684	-	(6,333)	(9,929)
Realized Gains (Losses)	(872,993)	123,033	-	31,773	51,466
Net Change in Unrealized Appreciation (Depreciation)	2,275,664	127,817	-	294,473	62,083
Net Increase (Decrease) in Net Assets Resulting from Operations	1,517,858	254,534	-	319,913	103,620
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker/Mainsail	2,526,519	901,165	-	1,496,952	28,034
Spinnaker Advisor	336,300	213,365	-	30,813	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	1,000	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker/Mainsail	(7,321,454)	(802,595)	-	(313,828)	(209,696)
Spinnaker Advisor	(1,052,918)	(184,794)	-	(31,238)	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Contract Maintenance Charges
Spinnaker/Mainsail	(73,102)	(202)	-	(430)	(780)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(5,584,655)	126,939	-	1,183,269	(182,442)
Total Increase (Decrease) in Net Assets	(4,066,797)	381,473	-	1,503,182	(78,822)
Net Assets at December 31, 2004	30,640,334	1,562,557	-	2,851,864	697,561
Increase in Net Assets from Operations
Net Investment Income (Loss)	466,362	(5,342)	14,814	(10,531)	(9,151)
Realized Gains (Losses)	(586,181)	77,422	(7,270)	78,316	34,468
Net Change in Unrealized Appreciation (Depreciation)	848,983	607,862	(13,638)	243,950	32,062
Net Increase (Decrease) in Net Assets Resulting from Operations	729,164	679,942	(6,094)	311,735	57,379
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker/Mainsail	1,561,688	1,687,999	376,897	2,227,439	5,613
Spinnaker Advisor	176,428	705,011	101,330	123,411	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	6,604	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	56,883	-	44,752	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	6,216	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker/Mainsail	(6,496,964)	(455,742)	(105,317)	(613,408)	(98,981)
Spinnaker Advisor	(868,302)	(179,201)	(20,885)	(40,676)	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	(1,465)	-	(4,400)	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Maintenance Charges
Spinnaker/Mainsail	(59,035)	(176)	(213)	(542)	(690)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	(3)	-	(5)	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(5,686,185)	1,813,306	351,812	1,749,391	(94,058)
Total Increase (Decrease) in Net Assets	(4,957,021)	2,493,248	345,718	2,061,126	(36,679)
Net Assets at December 31, 2005	$25,683,313	$4,055,805	$345,718	$4,912,990	$660,882

3  Scudder Total Return was known as Scudder Balanced prior to April 29, 2005.

4  The commencement date was April 29, 2005. The 2005 activity is from that date through December 31, 2005, where applicable.

SEE NOTES TO FINANCIAL STATEMENTS

30

Symetra Separate Account C

Notes to Financial Statements

1.  ORGANIZATION

Symetra Separate Account C ("the Separate Account") is registered under the Investment Company Act of 1940, as amended, as a segregated unit investment trust of Symetra Life Insurance Company ("Symetra Life"), a wholly-owned subsidiary of Symetra Financial Corporation. Purchasers of various Symetra Life variable annuity products direct their investment to one or more of the sub-accounts of the Separate Account through the purchase of accumulation units ("Units"). Under the terms of the registration, the Separate Account is authorized to issue an unlimited number of Units. Each sub-account invests in shares of a designated portfolio of an open-ended registered investment company ("Mutual Fund") as indicated below. Not all sub-accounts are available in all Symetra Life variable annuity products. The performance of the underlying portfolios may differ substantially from publicly traded mutual funds with similar names and objectives.

Symetra Financial Corporation ("Symetra Financial") is a Delaware corporation privately owned by an investor group led by White Mountains Insurance Group, Ltd. and Berkshire Hathaway Inc.

On August 2, 2004, Symetra Financial purchased a group of life and investment companies from Safeco Corporation for a purchase price of $1.35 billion. Included in that transaction were Symetra Life (formerly Safeco Life Insurance Company) and Symetra Asset Management Company (formerly Safeco Asset Management Company), an affiliate of Symetra Life.

Sub-Accounts	Underlying Portfolios
AIM Variable Insurance Funds, Inc.

AIM Aggressive Growth	AIM V.I. Aggressive Growth Fund

AIM Capital Appreciation II1	AIM V.I. Capital Appreciation Fund

AIM Capital Development	AIM V.I. Capital Development Fund

AIM Growth	AIM V.I. Growth Fund

AIM Health Sciences	AIM V.I. Health Sciences Fund

AIM International Growth	AIM V.I. International Growth Fund

AIM Real Estate Fund	AIM V.I. Real Estate Fund

American Century Variable Portfolios, Inc.

American Century Balanced	VP Balanced

American Century Inflation Protection[1]	VP Inflation

American Century International	VP International

American Century Large Company Value[1]	VP Large Company

American Century Ultra	VP Ultra

American Century Value	VP Value

Dreyfus Variable Investment Fund

Dreyfus Appreciation	Dreyfus VI Capital Appreciation Portfolio

Dreyfus Quality Bond	Dreyfus VI Quality Bond Portfolio

Dreyfus Investment Portfolios

Dreyfus MidCap Stock	Dreyfus IP MidCap Stock Portfolio

Dreyfus Technology Growth	Dreyfus IP Technology Growth Portfolio

Dreyfus Socially Responsible Growth Fund, Inc.

Dreyfus Socially Responsible	Dreyfus Socially Responsible Growth Fund

Dreyfus Stock Index Fund, Inc.

Dreyfus Stock Index	Dreyfus Stock Index Fund

Federated Insurance Series

Federated Capital Income	Federated Capital Income Fund II

Federated High Income Bond	Federated High Income Bond II

Federated International Equity	Federated International Equity II

31

Symetra Separate Account C

Notes to Financial Statements

1.  ORGANIZATION (Continued)

Sub-Accounts	Underlying Portfolios
Fidelity Variable Insurance Products Fund 1 (VIP)

Fidelity Asset Manager	VIP Asset Manager Portfolio

Fidelity Contrafund	VIP Contrafund Portfolio

Fidelity Equity Income	VIP Equity-Income Portfolio

Fidelity Growth	VIP Growth Portfolio

Fidelity Growth & Income	VIP Growth & Income Portfolio

Fidelity Growth Opportunities	VIP Growth Opportunities Portfolio

Fidelity Mid-Cap Advisor[1]	VIP Mid Cap Advisor Portfolio

Fidelity VIP Money Market Service Class[1]	VIP Money Market Service II Portfolio

Franklin Templeton Variable Insurance Products Trust

Franklin Flex Cap Growth Securities[1]	Franklin Flex Cap Growth Fund

Franklin Income Securities Fund Class II1	Franklin Income Securities Fund — Class II

Franklin Small-Mid Cap Growth Securities[2]	Franklin Small-Mid Cap Growth Securities Fund — Class II

Franklin Small Cap Value Fund[1]	Franklin Small Cap Fund — Class II

Franklin U.S. Government	Franklin U.S. Government Securities Fund — Class II

ING VP Emerging Markets Fund, Inc.

ING JP Morgan Emerging Markets Equity I3	ING InvTr JPM Emerging Markets Equity Fund

ING Natural Resources	ING VP Natural Resources

J.P. Morgan Series Trust II

J.P. Morgan International Equity	J.P. Morgan International Equity Portfolio

J.P. Morgan Mid-Cap Value	J.P. Morgan Mid-Cap Value Portfolio

J.P. Morgan US Large Cap Core Equity	J.P. Morgan US Large Cap Core Equity Portfolio

Franklin Templeton Variable Insurance Products Trust

Mutual Shares Securities	Mutual Shares Securities Fund — Class II

PIMCO Advisors Fund Management LLC

PIMCO All Asset Portfolio Advisor Shares[1]	PVIT All Asset Portfolio Advisor Class

PIMCO Commodities Fund Admin Shares[1]	PVIT Commodity Real Return Strategy Fund

Pioneer Investment Management

Pioneer Bond VCT Class I	Pioneer Bond VCT Class I

Pioneer Emerging Markets VCT Class II	Pioneer Emerging Markets VCT Class II

Pioneer Equity Income VCT Class II	Pioneer Equity Income VCT Class II

Pioneer Fund VCT Class I	Pioneer Fund VCT Class I

Pioneer Growth Opportunities VCT Class I	Pioneer Growth Opportunities VCT Class I

Pioneer High Yield VCT Class II	Pioneer High Yield VCT Class II

Pioneer Mid-Cap Value VCT Class I	Pioneer Mid-Cap Value VCT Class I

Pioneer Money Market VCT Class I	Pioneer Money Market VCT Class I

Pioneer Small-Cap Value VCT Class II	Pioneer Small Cap Value VCT Class II

Pioneer Small-Cap Value II VCT Class I	Pioneer Small Cap Value II VCT Class I

Pioneer Strategic Income VCT Class II	Pioneer Strategic Income VCT Class II

Scudder Variable Life Investment Fund

Scudder International A	Scudder VSI International Portfolio

Scudder Total Return[4]	Scudder VSI Balanced Portfolio

32

Symetra Separate Account C

Notes to Financial Statements

1.  ORGANIZATION (Continued)

Sub-Accounts	Underlying Portfolios
Franklin Templeton Variable Insurance Products Trust

Templeton Developing Markets	Templeton Developing Markets Securities Fund — Class II

Templeton Global Income Sec II1	Templeton Global Income Sec II Fund

Templeton Growth Securities	Templeton Growth Securities Fund

Wagner Advisors Trust

Wanger U.S. Smaller Companies	U.S. Smaller Companies Fund

  1  The commencement date was April 29, 2005. The 2005 activity is from that date through December 31, 2005, where applicable.

  2  Franklin Small-Mid Cap Growth Securities was known as Franklin Small Cap prior to April 29, 2005.

  3  ING JP Morgan Emerging Markets Equity I was known as ING Emerging Markets prior to December 2, 2005.

  4  Scudder Total Return was known as Scudder Balanced prior to April 29, 2005.

Under applicable insurance law, the assets and liabilities of Symetra Separate Account C are clearly identified and distinguished from Symetra Life's other assets and liabilities. The portion of Symetra Separate Account C's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Symetra Life may conduct.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles.

INVESTMENT VALUATION — Investments in portfolio shares are valued at the net asset value as reported by the underlying portfolio on the last trading day of the year.

INVESTMENT TRANSACTIONS — Investment transactions are recorded on the trade date. Realized gains and losses on security transactions are determined using the average cost method.

INCOME RECOGNITION — Dividend income and realized capital gain distribution received are recorded on the ex-dividend date. This income is reinvested in shares of the underlying portfolio.

DISTRIBUTIONS — The net investment income and realized capital gains of the Separate Account are not distributed, but are retained and reinvested for the benefit of accumulation unit owners.

FEDERAL INCOME TAX — Operations of the Separate Account are included in the federal income tax return of Symetra Life, which is taxed as a "Life Insurance Company" under the provisions of the Internal Revenue Code. Under current federal income tax law, no income taxes are payable with respect to operations of the Separate Account to the extent the earnings are reinvested.

ESTIMATES — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.  EXPENSES AND RELATED PARTY TRANSACTIONS

Symetra Life assumes mortality and expense risks ("M&E") and incurs asset-related administrative expenses related to the operations of the Separate Account. Symetra Life deducts a daily charge from the assets of the Separate Account to cover these costs. This charge for the Spinnaker and Mainsail products is, on an annual basis, equal to 1.40 percent (1.25 percent for the M&E and 0.15 percent for asset-related administration charges) of the average daily net assets of the Separate Account. The daily charge for the Spinnaker Advisor product is, on an annual basis, equal to 1.45 percent (1.25 percent for the M&E and 0.20 percent for asset-related administrative charges) of the average daily net assets of the Separate Account.

33

Symetra Separate Account C

Notes to Financial Statements

3.  EXPENSES AND RELATED PARTY TRANSACTIONS (Continued)

Symetra Life also deducts an annual contract maintenance charge of $30 for each contract from the Separate Account. The maintenance charge is recorded in the accompanying Statements of Changes in Net Assets. This charge does not apply to all products and is waived on certain contracts as described in the product prospectuses.

A withdrawal charge of $25 or 2% of the withdrawal amount, whichever is less, may be imposed for the second and each subsequent withdrawal in any one year. A transfer charge of $10 or 2% of the amount transferred, whichever is less, may be imposed on transfers that exceed the number of free transfers allowed each year. A surrender charge may be applicable in the first 8 years on withdrawals that exceed the free withdrawal amount. These charges do not apply to all products and may vary by contract year and other factors as described in the product prospectuses.

Additionally, during the year ended December 31, 2004, management fees were paid indirectly to Symetra Asset Management Company in its capacity as advisor to the Safeco Resource Series Trust (RST) Portfolios now owned by Pioneer Investment Management. The Portfolios' advisory agreement provides for a fee at the annual rate of 0.65 percent of average daily net assets for the RST Money Market Portfolio, 0.74 percent of average daily net assets for the Safeco RST Bond, Safeco RST Core Equity, Safeco RST Growth Opportunities and Safeco RST Multi-Cap Core Portfolios, and 0.85 percent of average daily net assets for the Safeco RST Small-Cap Value Portfolio. There were no management fees paid to any related parties during 2005 as the Safeco RST funds were not offered in 2005.

4.  SUMMARIZED INVESTMENT INFORMATION BY SUB-ACCOUNT

The following table summarizes investment purchases and sales activity by sub-account for the year ended December 31, 2005. The table also summarizes underlying investment information for each sub-account as of December 31, 2005.

	For the Year Ended		As of December 31, 2005
	December 31, 2005		Investments			Net Asset
Sub-Account	Purchases	Sales	at Cost	at Value	Shares Owned	Value
AIM Aggressive Growth	$873,590	$2,417,293	$6,608,737	$6,614,042	528,278	$12.52
AIM Capital Appreciation II1	6,383	108	6,275	6,353	260	24.43
AIM Capital Development	182,576	84,811	333,262	389,304	24,195	16.09
AIM Growth	613,712	2,014,907	6,109,464	5,304,273	307,494	17.25
AIM Health Sciences	180,067	386,328	935,235	1,082,703	52,970	20.44
AIM International Growth	1,628,020	579,170	1,489,962	1,714,416	73,993	23.17
AIM Real Estate Fund	5,589,529	4,273,028	11,032,751	16,612,510	788,818	21.06
American Century Balanced	4,453,144	4,572,079	16,967,789	18,482,926	2,464,390	7.50
American Century Inflation Protection[1]	1,951,218	380,005	1,571,212	1,544,292	150,516	10.26
American Century International	1,880,346	3,911,789	13,552,927	13,647,066	1,658,210	8.23
American Century Large Company Value[1]	316,704	157,377	159,327	160,460	14,627	10.97
American Century Ultra	376,181	215,861	522,989	569,588	54,874	10.38
American Century Value	2,279,566	679,275	3,765,736	3,928,296	479,060	8.20
Dreyfus Appreciation	1,415,830	2,373,803	7,431,366	8,164,735	220,014	37.11
Dreyfus MidCap Stock	6,346,220	7,235,707	20,676,216	27,228,894	1,421,874	19.15
Dreyfus Quality Bond	3,431,300	3,528,971	10,705,560	10,487,912	929,779	11.28
Dreyfus Socially Responsible	431,990	1,071,473	3,468,721	3,200,089	122,703	26.08
Dreyfus Stock Index	6,250,165	2,569,162	12,851,925	14,179,064	445,462	31.83
Dreyfus Technology Growth	659,728	1,769,167	4,079,608	3,832,464	423,477	9.05
Federated Capital Income	410,585	899,413	3,723,145	3,024,849	338,350	8.94
Federated High Income Bond	2,224,217	3,235,598	6,909,424	6,672,287	862,053	7.74
Federated International Equity	146,866	860,472	3,245,506	2,568,030	178,088	14.42
Fidelity Asset Manager	308,032	199,906	519,091	547,052	36,373	15.04
Fidelity Contrafund	7,779,748	6,996,197	26,765,636	33,797,976	1,089,203	31.03
Fidelity Equity Income	4,545,901	1,530,082	7,973,797	8,707,894	341,620	25.49
Fidelity Growth	4,918,737	6,786,633	21,980,494	21,054,142	624,752	33.70

34

Symetra Separate Account C

Notes to Financial Statements

4.  SUMMARIZED INVESTMENT INFORMATION BY SUB-ACCOUNT (Continued)

	For the Year Ended		As of December 31, 2005
	December 31, 2005		Investments			Net Asset
Sub-Account	Purchases	Sales	at Cost	at Value	Shares Owned	Value
Fidelity Growth & Income	$1,801,149	$2,949,932	$9,153,381	$10,507,847	712,396	$14.75
Fidelity Growth Opportunities	667,688	2,059,412	6,869,494	6,591,536	380,135	17.34
Fidelity Mid-Cap Advisor[1]	777,364	78,296	699,068	749,211	21,610	34.67
Fidelity VIP Money Market Service Class[1]	15,971,833	13,937,791	2,266,409	2,266,409	2,266,409	1.00
Franklin Flex Cap Growth Securities	138,890	2,231	136,659	145,084	13,700	10.59
Franklin Income Securities Fund Class II1	2,461,300	308,365	2,152,935	2,135,856	139,416	15.32
Franklin Small-Mid Cap Growth Securities[2]	5,850,896	2,682,098	9,412,621	10,551,614	518,252	20.36
Franklin Small Cap Value Fund[1]	1,336,588	325,905	1,010,683	1,046,138	62,307	16.79
Franklin U.S. Government	5,629,653	4,653,802	15,988,263	15,544,525	1,234,672	12.59
ING JP Morgan Emerging Markets Equity I3	156,757	585,330	1,901,882	2,431,066	165,717	14.67
ING Natural Resources	1,058,327	594,597	2,086,497	3,257,612	136,302	23.90
J.P. Morgan International Equity	4,986,468	1,541,750	7,643,344	9,119,440	747,495	12.20
J.P. Morgan Mid-Cap Value	4,962,204	1,344,859	5,976,202	6,638,192	238,441	27.84
J.P. Morgan US Large Cap Core Equity	748,886	2,623,498	6,487,243	6,861,597	504,529	13.60
Mutual Shares Securities	2,633,821	952,301	4,989,510	6,072,476	334,203	18.17
PIMCO All Asset Portfolio Advisor Shares[1]	250,383	78,132	172,251	171,249	14,488	11.82
PIMCO Commodities Fund Admin Shares[1]	1,605,134	195,268	1,409,866	1,446,561	118,087	12.25
Pioneer Bond VCT Class I	1,245,799	3,228,693	8,561,697	8,119,078	752,463	10.79
Pioneer Emerging Markets VCT Class II	542,357	270,423	303,434	350,571	12,592	27.84
Pioneer Equity Income VCT Class II	5,476,546	849,095	5,117,232	5,239,750	245,192	21.37
Pioneer Fund VCT Class I	1,794,600	28,575,877	86,912,831	80,526,923	3,736,748	21.55
Pioneer Growth Opportunities VCT Class I	381,394	21,645,730	74,529,846	89,516,276	3,528,430	25.37
Pioneer High Yield VCT Class II	131,679	28,460	103,219	100,604	9,247	10.88
Pioneer Mid-Cap Value VCT Class I	1,275,343	4,683,620	15,543,030	17,524,714	700,989	25.00
Pioneer Money Market VCT Class I	2,116,651	4,063,550	6,032,116	6,032,116	6,032,116	1.00
Pioneer Small-Cap Value VCT Class II	3,299,037	468,133	2,991,236	3,215,348	200,084	16.07
Pioneer Small-Cap Value II VCT Class I	510,875	3,809,948	11,883,091	20,474,535	877,605	23.33
Pioneer Strategic Income VCT Class II	679,628	90,926	588,702	582,314	54,119	10.76
Scudder International A	755,271	2,949,483	10,775,507	9,253,005	852,811	10.85
Scudder Total Return[4]	2,735,945	8,479,009	22,489,568	27,489,568	1,128,937	22.75
Templeton Developing Markets	2,510,362	624,977	3,088,246	4,055,805	372,092	10.90
Templeton Global Income Sec II1	526,018	166,662	359,356	345,718	24,364	14.19
Templeton Growth Securities	2,621,082	803,905	4,137,914	4,912,990	355,756	13.81
Wanger U.S. Smaller Companies	5,613	74,353	404,655	660,882	18,936	34.90

  1  The commencement date was April 29, 2005. The 2005 activity is from that date through December 31, 2005, where applicable.

  2  Franklin Small-Mid Cap Growth Securities was known as Franklin Small Cap prior to April 29, 2005.

  3  ING JP Morgan Emerging Markets Equity I was known as ING Emerging Markets prior to December 2, 2005.

  4  Scudder Total Return was known as Scudder Balanced prior to April 29, 2005.

35

Symetra Separate Account C

Notes to Financial Statements

5.  CHANGES IN ACCUMULATION UNITS OUTSTANDING

The changes in Units outstanding for the years or periods ended December 31, 2005 and 2004 were as follows:

	2005			2004
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Spinnaker & Mainsail
AIM Aggressive Growth	116,264	(309,837)	(193,573)	211,580	(224,878)	(13,298)
AIM Capital Appreciation II1	544	-	544	-	-	-
AIM Capital Development	10,668	(4,015)	6,653	16,201	(9,005)	7,196
AIM Growth	123,633	(314,989)	(191,356)	186,525	(231,898)	(45,373)
AIM Health Sciences[5]	11,622	(11,842)	(220)	55,701	(16,128)	39,573
AIM International Growth	71,639	(22,272)	49,367	35,377	(13,351)	22,026
AIM Real Estate Fund[6]	154,087	(154,397)	(310)	236,631	(129,494)	107,137
American Century Balanced	267,507	(291,867)	(24,360)	270,690	(260,646)	10,044
American Century Inflation Protection[1]	101,810	(19,506)	82,304	-	-	-
American Century International	178,930	(372,176)	(193,246)	284,496	(329,135)	(44,639)
American Century Large Company Value[1]	11,429	(2,125)	9,304	-	-	-
American Century Ultra	23,348	(14,533)	8,815	22,358	(7,856)	14,502
American Century Value	135,020	(33,569)	101,451	138,264	(25,560)	112,704
Dreyfus Appreciation	127,917	(189,549)	(61,632)	191,724	(176,885)	14,839
Dreyfus MidCap Stock	389,547	(370,119)	19,428	468,780	(291,134)	177,646
Dreyfus Quality Bond	186,262	(144,819)	41,443	244,962	(139,635)	105,327
Dreyfus Socially Responsible	65,224	(146,850)	(81,626)	108,110	(106,441)	1,669
Dreyfus Stock Index	286,934	(89,312)	197,622	294,683	(45,120)	249,563
Dreyfus Technology Growth	146,796	(358,657)	(211,861)	557,170	(628,424)	(71,254)
Federated Capital Income	13,923	(49,010)	(35,087)	30,415	(63,740)	(33,325)
Federated High Income Bond	85,358	(150,436)	(65,078)	114,752	(130,312)	(15,560)
Federated International Equity	9,119	(37,550)	(28,431)	12,279	(52,432)	(40,153)
Fidelity Asset Manager	18,422	(11,193)	7,229	20,193	(3,611)	16,582
Fidelity Contrafund	419,017	(438,072)	(19,055)	380,835	(379,335)	1,500
Fidelity Equity Income	227,378	(81,215)	146,163	274,199	(47,178)	227,021
Fidelity Growth	579,668	(725,521)	(145,853)	725,931	(575,161)	150,770
Fidelity Growth & Income	145,425	(216,497)	(71,072)	215,948	(159,020)	56,928
Fidelity Growth Opportunities	58,412	(171,055)	(112,643)	88,457	(194,130)	(105,673)
Fidelity Mid-Cap Advisor[1]	58,391	(4,893)	53,498	-	-	-
Fidelity VIP Money Market Service Class[1]	972,679	(838,995)	133,684	20,086	(1,453)	18,633
Franklin Flex Cap Growth Securities[1]	13,076	(170)	12,906	-	-	-
Franklin Income Securities Fund Class II1	174,620	(15,839)	159,231	-	-	-
Franklin Small-Mid Cap Growth Securities[2]	56,512	(6,609)	49,903	284,552	(281,164)	3,388
Franklin Small Cap Value Fund[1]	769,145	(260,468)	508,677	-	-	-
Franklin U.S. Government	230,229	(151,164)	79,065	249,916	(166,649)	83,267
ING JP Morgan Emerging Markets Equity I3	7,172	(43,510)	(36,338)	15,010	(35,270)	(20,260)
ING Natural Resources	21,982	(25,301)	(3,319)	20,143	(23,312)	(3,169)
J.P. Morgan International Equity	209,999	(75,306)	134,693	213,278	(30,181)	183,097
J.P. Morgan Mid-Cap Value	212,182	(57,258)	154,924	151,732	(41,162)	110,570
J.P. Morgan US Large Cap Core Equity	54,487	(123,554)	(69,067)	77,127	(97,962)	(20,835)

36

Symetra Separate Account C

Notes to Financial Statements

5.  CHANGES IN ACCUMULATION UNITS OUTSTANDING (Continued)

	2005			2004
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Spinnaker & Mainsail (Continued)
Mutual Shares Securities	187,990	(73,193)	114,797	170,526	(44,744)	125,782
PIMCO All Asset Portfolio Advisor Shares[1]	18,517	(7,291)	11,226	-	-	-
PIMCO Commodities Fund Admin Shares[1]	94,300	(7,973)	86,327	-	-	-
Pioneer Bond VCT Class I7	5,447	(82,709)	(77,262)	55,401	(122,086)	(66,685)
Pioneer Emerging Markets VCT Class II8	23,185	(4,777)	18,408	3,147	-	3,147
Pioneer Equity Income VCT Class II8	507,853	(74,813)	433,040	47,994	(146)	47,848
Pioneer Fund VCT Class I9	11,277	(486,807)	(475,530)	188,677	(480,541)	(291,864)
Pioneer Growth Opportunities VCT Class I10	7,886	(484,562)	(476,676)	247,155	(480,319)	(233,164)
Pioneer High Yield VCT Class II8	9,523	(1,385)	8,138	-	-	-
Pioneer Mid-Cap Value VCT Class I11	4,150	(215,734)	(211,584)	141,293	(293,822)	(152,529)
Pioneer Money Market VCT Class I12	72,349	(151,695)	(79,346)	827,322	(830,018)	(2,696)
Pioneer Small-Cap Value VCT Class II8	245,101	(29,492)	215,609	14,284	(38)	14,246
Pioneer Small-Cap Value II VCT Class I13	9,412	(196,224)	(186,812)	233,250	(216,892)	16,358
Pioneer Strategic Income VCT Class II8	26,035	(670)	25,365	-	-	-
Scudder International A	32,818	(130,632)	(97,814)	47,489	(171,625)	(124,135)
Scudder Total Return[3]	73,030	(304,302)	(231,272)	123,191	(359,953)	(236,763)
Templeton Developing Markets	116,444	(31,860)	84,584	77,873	(71,873)	6,000
Templeton Global Income Sec II1	37,926	(10,714)	27,212	-	-	-
Templeton Growth Securities	185,139	(50,824)	134,315	139,714	(29,228)	110,486
Wanger U.S. Smaller Companies	148	(2,651)	(2,503)	832	(6,311)	(5,479)
Spinnaker Advisor
AIM Aggressive Growth	12,378	(29,059)	(16,681)	45,481	(55,618)	(10,137)
AIM Capital Development	1,508	(2,161)	(653)	2,423	(1,210)	1,213
AIM Growth	3,545	(33,748)	(30,203)	7,889	(18,081)	(10,192)
AIM Health Sciences[5]	1,369	(19,071)	(17,702)	25,515	(4,141)	21,374
AIM International Growth	16,401	(5,341)	11,060	87,122	(82,888)	4,234
AIM Real Estate Fund[6]	80,484	(85,309)	(4,825)	59,607	(39,610)	19,997
American Century Balanced	79,163	(93,042)	(13,879)	81,703	(41,005)	40,698
American Century Inflation Protection[1]	75,807	(5,956)	69,851	-	-	-
American Century International	21,136	(40,429)	(19,293)	230,932	(219,609)	11,323
American Century Large Company Value[1]	11,544	(6,102)	5,442	-	-	-
American Century Ultra	5,752	(2,186)	3,566	4,986	(1,743)	3,243
American Century Value	17,611	(11,867)	5,744	19,137	(5,920)	13,217
Dreyfus Appreciation	16,438	(66,368)	(49,950)	40,238	(30,167)	10,071
Dreyfus MidCap Stock	101,182	(279,970)	(178,788)	122,134	(90,792)	31,342
Dreyfus Quality Bond	39,083	(105,052)	(65,969)	43,519	(130,004)	(86,485)
Dreyfus Socially Responsible	5,961	(2,628)	3,333	15,001	(12,903)	2,098
Dreyfus Stock Index	141,655	(83,906)	57,749	227,512	(127,232)	100,280
Dreyfus Technology Growth	17,646	(43,691)	(26,045)	41,457	(42,028)	(571)
Federated Capital Income	1,624	(2,723)	(1,099)	5,446	(6,227)	(781)

37

Symetra Separate Account C

Notes to Financial Statements

5.  CHANGES IN ACCUMULATION UNITS OUTSTANDING (Continued)

	2005			2004
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Spinnaker Advisor (Continued)
Federated High Income Bond	17,920	(58,671)	(40,751)	20,894	(27,634)	(6,740)
Federated International Equity	-	-	-	12,279	(52,432)	(40,153)
Fidelity Asset Manager	5,159	(3,485)	1,674	20,193	(3,611)	16,582
Fidelity Contrafund	84,902	(22,561)	62,341	380,835	(379,335)	1,500
Fidelity Equity Income	61,663	(16,008)	45,655	274,199	(47,178)	227,021
Fidelity Growth	110,754	(173,383)	(62,629)	725,931	(575,161)	150,770
Fidelity Growth & Income	26,476	(103,232)	(76,756)	215,948	(159,020)	56,928
Fidelity Growth Opportunities	1,492	(36,598)	(35,106)	88,457	(194,130)	(105,673)
Fidelity Mid-Cap Advisor[1]	9,276	(1,538)	7,738	-	-	-
Fidelity VIP Money Market Service Class[1]	314,338	(249,911)	64,427	20,086	(1,453)	18,633
Franklin Income Securities Fund Class II1	38,960	(1,846)	37,114	-	-	-
Franklin Small-Mid Cap Growth Securities[2]	57,128	(19,706)	37,422	284,552	(281,164)	3,388
Franklin Small Cap Value Fund[1]	36,305	(112,630)	(76,325)	-	-	-
Franklin U.S. Government	125,117	(172,380)	(47,263)	249,916	(166,649)	83,267
ING JP Morgan Emerging Markets Equity I3	-	-	-	15,010	(35,270)	(20,260)
ING Natural Resources	26,606	(6,439)	20,167	20,143	(23,312)	(3,169)
J.P. Morgan International Equity	82,974	(12,739)	70,235	213,278	(30,181)	183,097
J.P. Morgan Mid-Cap Value	102,670	(24,279)	78,391	151,732	(41,162)	110,570
J.P. Morgan US Large Cap Core Equity	22,719	(215,161)	(192,442)	77,127	(97,962)	(20,835)
Mutual Shares Securities	21,862	(3,573)	18,289	170,526	(44,744)	125,782
PIMCO All Asset Portfolio Advisor Shares[1]	5,339	(139)	5,200	-	-	-
PIMCO Commodities Fund Admin Shares[1]	49,866	(8,156)	41,710	-	-	-
Pioneer Bond VCT Class I7	1,690	(63,673)	(61,983)	55,401	(122,086)	(66,685)
Pioneer Emerging Markets VCT Class II8	21,203	(17,975)	3,228	3,147	-	3,147
Pioneer Equity Income VCT Class II8	12,245	(920)	11,325	47,994	(146)	47,848
Pioneer Fund VCT Class I9	510	(54,597)	(54,087)	188,677	(480,541)	(291,864)
Pioneer Growth Opportunities VCT Class I10	268	(95,708)	(95,440)	247,155	(480,319)	(233,164)
Pioneer High Yield VCT Class II8	1,784	-	1,784	-	-	-
Pioneer Mid-Cap Value VCT Class I11	441	(24,107)	(23,666)	141,293	(293,822)	(152,529)
Pioneer Money Market VCT Class I12	33,848	(95,821)	(61,973)	827,322	(830,018)	(2,696)
Pioneer Small-Cap Value VCT Class II8.	65,812	(13,145)	52,667	14,284	(38)	14,246
Pioneer Small-Cap Value II VCT Class I13	(43)	(72,328)	(72,371)	233,250	(216,892)	16,358
Pioneer Strategic Income VCT Class II8	35,151	(4,048)	31,103	-	-	-
Scudder International A	1,096	(13,130)	(12,034)	47,489	(171,625)	(124,135)
Scudder Total Return[4]	19,675	(97,095)	(77,420)	123,191	(359,953)	(236,763)
Templeton Developing Markets	47,527	(11,838)	35,689	77,873	(71,873)	6,000
Templeton Global Income Sec II1	10,194	(2,155)	8,039	-	-	-
Templeton Growth Securities	10,203	(3,420)	6,783	139,714	(29,228)	110,486

38

Symetra Separate Account C

Notes to Financial Statements

5.  CHANGES IN ACCUMULATION UNITS OUTSTANDING (Continued)

	2005			2004
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Spinnaker with Guaranteed Minimum Death Benefit ("GMDB")
AIM International Growth	2	-	2	-	-	-
AIM Real Estate Fund[6]	2	-	2	-	-	-
American Century Balanced	6	-	6	-	-	-
American Century Inflation Protection[1]	2	-	2	-	-	-
Dreyfus MidCap Stock	5	-	5	-	-	-
Dreyfus Stock Index	7	-	7	-	-	-
Fidelity Equity Income	5	-	5	-	-	-
Fidelity Growth	3	(4)	(1)	422	-	422
Fidelity VIP Money Market Service Class[1]	2,257	(2,037)	220	-	-	-
Franklin Income Securities Fund Class II1	650	-	650	-	-	-
J.P. Morgan International Equity	8	-	8	-	-	-
Mutual Shares Securities	564	-	564	238	-	238
PIMCO Commodities Fund Admin Shares[1]	3	-	3	-	-	-
Pioneer Small-Cap Value VCT Class II8	3	-	3	-	-	-
Pioneer Small-Cap Value II VCT Class I13	-	-	-	87	-	87
Templeton Growth Securities	563	-	563	96	-	96
Spinnaker Choice
AIM International Growth	1,156	-	1,156	-	-	-
AIM Real Estate Fund[6]	2,571	(18)	2,553	-	-	-
American Century Balanced	4,382	(986)	3,396	-	-	-
American Century Inflation Protection[1]	2,909	(27)	2,882	-	-	-
American Century International	703	-	703	-	-	-
American Century Ultra	534	(266)	268	-	-	-
American Century Value	635	(316)	319	-	-	-
Dreyfus Appreciation	2,060	(688)	1,372	-	-	-
Dreyfus MidCap Stock	10,149	(780)	9,369	-	-	-
Dreyfus Stock Index	19,984	(1,519)	18,465	-	-	-
Federated Capital Income	2,280	(813)	1,467	-	-	-
Federated High Income Bond	1,692	(649)	1,043	-	-	-
Fidelity Contrafund	1,567	(281)	1,286	-	-	-
Fidelity Equity Income	10,669	(81)	10,588	-	-	-
Fidelity Growth	4,407	(35)	4,372	-	-	-
Fidelity Growth & Income	14	-	14	-	-	-
Fidelity Mid-Cap Advisor[1]	261	-	261	-	-	-
Fidelity VIP Money Market Service Class[1]	119,323	(117,264)	2,059	-	-	-
Franklin Income Securities Fund Class II1	12,532	(2,284)	10,248	-	-	-
Franklin Small-Mid Cap Growth Securities[2]	4,324	-	4,324	-	-	-
Franklin Small Cap Value Fund[1]	1,979	-	1,979	-	-	-
Franklin U.S. Government	16,618	(139)	16,479	-	-	-
J.P. Morgan International Equity	17,373	(563)	16,810	-	-	-
J.P. Morgan Mid-Cap Value	4,576	(572)	4,004	-	-	-
Mutual Shares Securities	2,020	(359)	1,661	-	-	-
PIMCO Commodities Fund Admin Shares[1]	3,886	(142)	3,744	-	-	-
Pioneer Small-Cap Value VCT Class II8	4,210	(407)	3,803	-	-	-

39

Symetra Separate Account C

Notes to Financial Statements

5.  CHANGES IN ACCUMULATION UNITS OUTSTANDING (Continued)

	2005			2004
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Spinnaker Choice (Continued)
Pioneer Strategic Income VCT Class II8	435	-	435	-	-	-
Templeton Developing Markets	4,103	(99)	4,004	-	-	-
Templeton Growth Securities	4,024	(383)	3,641	-	-	-
Spinnaker Choice with GMDB
AIM Real Estate Fund[6]	195	-	195	-	-	-
American Century Inflation Protection[1]	305	-	305	-	-	-
Dreyfus MidCap Stock	664	-	664	-	-	-
Dreyfus Stock Index	1,172	-	1,172	-	-	-
Fidelity Equity Income	883	-	883	-	-	-
Fidelity Growth	374	-	374	-	-	-
Fidelity VIP Money Market Service Class[1]	10,082	(10,082)	-	-	-	-
Franklin Income Securities Fund Class II1	618	-	618	-	-	-
Franklin U.S. Government	1,565	-	1,565	-	-	-
J.P. Morgan International Equity	1,444	-	1,444	-	-	-
Mutual Shares Securities	564	-	564	-	-	-
PIMCO Commodities Fund Admin Share[1]	375	-	375	-	-	-
Pioneer Small-Cap Value VCT Class II8	273	-	273	-	-	-
Templeton Growth Securities	558	-	558	-	-	-

  1  The commencement date was April 29, 2005. The 2005 activity is from that date through December 31, 2005, where applicable.

  2  Franklin Small-Mid Cap Growth Securities was known as Franklin Small Cap prior to April 29, 2005.

  3  ING JP Morgan Emerging Markets Equity I was known as ING Emerging Markets prior to December 2, 2005.

  4  Scudder Total Return was known as Scudder Balanced prior to April 29, 2005.

  5  AIM Health Sciences was known as INVESCO Health Sciences prior to October 15, 2004.

  6  AIM Real Estate Fund was known as INVESCO Real Estate prior to April 30, 2004.

  7  Pioneer Bond VCT Class I was known as Safeco RST Bond prior to December 10, 2004.

  8  The commencement date was December 3, 2004. The 2004 activity is from that date through December 31, 2004, where applicable.

  9  Pioneer Fund VCT Class I was known as Safeco RST Core Equity Portfolio prior to December 10, 2004.

  10  Pioneer Growth Opportunities VCT Class I was known as Safeco RST Growth Opportunities prior to December 10, 2004.

  11  Pioneer Mid-Cap Value VCT Class I was known as Safeco RST Multi-Cap Core prior to December 10, 2004.

  12  Pioneer Money Market VCT Class I was known as Safeco RST Money Market Portfolio prior to December 10, 2004.

  13  Pioneer Small-Cap Value II VCT Class I was known as Safeco RST Small Cap Value Portfolio prior to December 10, 2004.

6.  ACCUMULATION UNIT VALUES

A summary of Unit values and Units outstanding for variable annuity contracts, net investment income ratios, and expense ratios, excluding expenses of the underlying funds, for each of the five years in the period ended December 31 follows.

	At December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Income Ratio[14]	Expense Ratio[15]	Total Return[16]
AIM Aggressive Growth
Spinnaker & Mainsail
2005	$6.818	909,773	$6,203,209	0.00%	1.40%	4.27%
2004	6.539	1,103,346	7,214,403	0.00%	1.40%	10.25%
2003	5.931	1,116,644	6,622,805	0.00%	1.40%	24.92%
2002	4.748	1,038,843	4,932,111	0.00%	1.40%	(23.74%)
2001	6.226	993,553	6,185,992	0.00%	1.40%	(27.11%)

40

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	At December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Income Ratio[14]	Expense Ratio[15]	Total Return[16]
AIM Aggressive Growth (Continued)
Spinnaker Advisor
2005	$6.367	64,528	$410,833	0.00%	1.45%	4.22%
2004	6.109	81,209	496,067	0.00%	1.45%	10.19%
2003	5.544	91,346	506,387	0.00%	1.45%	24.86%
2002	4.440	110,575	490,947	0.00%	1.45%	(23.78%)
2001	5.825	63,634	370,685	0.00%	1.45%	(27.13%)
AIM Capital Appreciation II1
Spinnaker & Mainsail
2005	11.680	544	6,353	0.00%	1.40%	15.53%
AIM Capital Development
Spinnaker & Mainsail
2005	15.833	22,168	350,976	0.00%	1.40%	8.09%
2004	14.648	15,515	227,271	0.00%	1.40%	13.89%
2003	12.861	8,319	106,993	0.00%	1.40%	28.61%
Spinnaker Advisor
2005	15.811	2,424	38,328	0.00%	1.45%	8.03%
2004	14.636	3,077	45,039	0.00%	1.45%	13.84%
2003	12.857	1,864	23,964	0.00%	1.45%	28.57%
AIM Growth
Spinnaker & Mainsail
2005	4.820	1,011,221	4,873,913	0.00%	1.40%	5.98%
2004	4.548	1,202,577	5,468,762	0.00%	1.40%	6.74%
2003	4.261	1,247,950	5,317,815	0.00%	1.40%	29.40%
2002	3.293	1,183,319	3,895,392	0.00%	1.40%	(31.92%)
2001	4.837	1,082,565	5,236,706	0.25%	1.40%	(34.84%)
Spinnaker Advisor
2005	4.628	92,985	430,360	0.00%	1.45%	5.93%
2004	4.369	123,188	538,206	0.00%	1.45%	6.67%
2003	4.096	133,380	546,320	0.00%	1.45%	29.37%
2002	3.166	139,963	443,079	0.00%	1.45%	(31.97%)
2001	4.654	148,352	690,482	0.35%	1.45%	(34.85%)
AIM Health Sciences[5]
Spinnaker & Mainsail
2005	13.404	59,566	798,417	0.00%	1.40%	6.65%
2004	12.568	59,786	751,397	0.00%	1.40%	6.07%
2003	11.849	20,213	239,498	0.00%	1.40%	18.49%
Spinnaker Advisor
2005	13.386	21,238	284,286	0.00%	1.45%	6.59%
2004	12.558	38,940	488,992	0.00%	1.45%	6.02%
2003	11.845	17,566	208,075	0.00%	1.45%	18.45%
AIM International Growth
Spinnaker & Mainsail
2005	18.255	77,117	1,407,745	1.08%	1.40%	16.30%
2004	15.697	27,750	435,590	1.05%	1.40%	22.28%
2003	12.837	5,724	73,483	0.90%	1.40%	28.61%
Spinnaker Advisor
2005	18.230	15,951	290,789	1.00%	1.45%	16.23%
2004	15.684	4,891	76,706	0.64%	1.45%	22.22%
2003	12.833	657	8,438	0.12%	1.45%	28.57%
Spinnaker with GMDB
2005	18.194	2	45	2.25%	1.60%	16.06%
Spinnaker Choice
2005	13.703	1,156	15,837	5.18%	1.55%	16.12%

41

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	At December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Income Ratio[14]	Expense Ratio[15]	Total Return[16]
AIM Real Estate Fund[6]
Spinnaker & Mainsail
2005	$22.963	565,687	$12,989,940	1.11%	1.40%	12.65%
2004	20.384	565,997	11,537,386	0.96%	1.40%	34.68%
2003	15.135	458,860	6,944,993	2.04%	1.40%	36.89%
2002	11.056	324,429	3,587,206	1.79%	1.40%	4.90%
2001	10.540	105,012	1,106,849	1.03%	1.40%	(2.15%)
Spinnaker Advisor
2005	22.052	162,335	3,579,864	1.09%	1.45%	12.60%
2004	19.585	167,160	3,273,907	0.93%	1.45%	34.61%
2003	14.550	147,163	2,141,165	2.15%	1.45%	36.83%
2002	10.634	88,514	941,309	1.57%	1.45%	4.85%
2001	10.142	34,322	348,106	2.32%	1.45%	(2.18%)
Spinnaker with GMDB
2005	22.887	2	36	3.61%	1.60%	12.43%
Spinnaker Choice
2005	15.529	2,553	39,651	3.20%	1.55%	12.49%
Spinnaker Choice with GMDB
2005	15.477	195	3,019	0.00%	1.75%	12.26%
American Century Balanced
Spinnaker & Mainsail
2005	11.997	1,198,113	14,373,763	1.80%	1.40%	3.48%
2004	11.593	1,222,473	14,172,673	1.62%	1.40%	8.24%
2003	10.710	1,212,429	12,985,131	2.49%	1.40%	17.80%
2002	9.092	1,101,699	10,015,893	2.78%	1.40%	(10.81%)
2001	10.194	1,187,997	12,110,675	2.83%	1.40%	(4.89%)
American Century Balanced
Spinnaker Advisor
2005	10.338	393,800	4,071,249	1.90%	1.45%	3.42%
2004	9.996	407,679	4,074,991	1.58%	1.45%	8.19%
2003	9.239	366,984	3,390,375	2.43%	1.45%	17.75%
2002	7.846	284,028	2,228,547	2.33%	1.45%	(10.86%)
2001	8.802	180,330	1,587,337	0.95%	1.45%	(4.94%)
Spinnaker with GMDB
2005	11.957	6	71	0.00%	1.60%	3.27%
Spinnaker Choice
2005	11.144	3,396	37,843	0.44%	1.55%	3.33%
American Century Inflation Protection[1]
Spinnaker & Mainsail
2005	9.943	82,304	818,340	3.53%	1.40%	(0.33%)
Spinnaker Advisor
2005	9.940	69,851	694,282	3.67%	1.45%	(0.36%)
Spinnaker with GMDB
2005	9.929	2	21	4.20%	1.60%	(0.47%)
Spinnaker Choice
2005	9.933	2,882	28,624	3.93%	1.55%	(0.43%)
Spinnaker Choice with GMDB
2005	9.919	305	3,025	2.28%	1.75%	(0.57%)
American Century International
Spinnaker & Mainsail
2005	9.322	1,360,594	12,683,528	1.20%	1.40%	11.68%
2004	8.347	1,553,840	12,969,472	0.55%	1.40%	13.33%
2003	7.365	1,598,479	11,773,492	0.74%	1.40%	22.77%
2002	5.999	1,645,762	9,871,793	0.79%	1.40%	(21.48%)
2001	7.640	1,711,144	13,072,878	0.09%	1.40%	(30.18%)

42

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	At December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Income Ratio[14]	Expense Ratio[15]	Total Return[16]
American Century International (Continued)
Spinnaker Advisor
2005	$7.544	126,550	$954,749	1.27%	1.45%	11.63%
2004	6.758	145,843	985,680	0.51%	1.45%	13.26%
2003	5.967	134,520	802,667	0.48%	1.45%	22.73%
2002	4.862	155,772	757,346	1.47%	1.45%	(21.52%)
2001	6.195	100,732	624,080	0.06%	1.45%	(30.28%)
Spinnaker Choice
2005	12.498	703	8,789	0.00%	1.55%	11.52%
American Century Large Company Value[1]
Spinnaker & Mainsail
2005	10.883	9,304	101,254	3.05%	1.40%	7.49%
Spinnaker Advisor
2005	10.879	5,442	59,206	2.52%	1.45%	7.45%
American Century Ultra
Spinnaker & Mainsail
2005	13.003	34,098	443,386	0.00%	1.40%	0.75%
2004	12.906	25,283	326,316	0.00%	1.40%	9.13%
2003	11.826	10,781	127,500	0.00%	1.40%	18.26%
Spinnaker Advisor
2005	12.986	9,497	123,331	0.00%	1.45%	0.70%
2004	12.896	5,931	76,479	0.00%	1.45%	9.08%
2003	11.822	2,688	31,782	0.00%	1.45%	18.22%
Spinnaker Choice
2005	10.703	268	2,871	0.00%	1.55%	0.59%
American Century Value
Spinnaker & Mainsail
2005	12.917	262,245	3,387,395	0.72%	1.40%	3.58%
2004	12.471	160,794	2,005,263	0.63%	1.40%	12.75%
2003	11.061	48,090	531,946	0.56%	1.40%	27.17%
2002	8.698	12,888	112,105	0.00%	1.40%	(13.02%)
Spinnaker Advisor
2005	12.893	41,673	537,294	0.86%	1.45%	3.52%
2004	12.454	35,929	447,490	0.85%	1.45%	12.69%
2003	11.052	22,712	251,018	0.47%	1.45%	27.11%
2002	8.695	3,723	32,374	0.00%	1.45%	(13.05%)
Spinnaker Choice
2005	11.293	319	3,607	0.00%	1.55%	3.43%
Dreyfus Appreciation
Spinnaker & Mainsail
2005	9.197	688,026	6,328,006	0.02%	1.40%	2.93%
2004	8.935	749,658	6,698,484	1.67%	1.40%	3.58%
2003	8.626	734,819	6,338,819	1.50%	1.40%	19.49%
2002	7.219	653,722	4,719,229	1.35%	1.40%	(17.88%)
2001	8.791	430,034	3,780,273	1.34%	1.40%	(10.57%)
Spinnaker Advisor
2005	8.786	207,393	1,822,225	0.02%	1.45%	2.88%
2004	8.540	257,343	2,197,812	1.74%	1.45%	3.53%
2003	8.249	247,272	2,039,790	1.52%	1.45%	19.43%
2002	6.907	202,986	1,401,979	1.47%	1.45%	(17.92%)
2001	8.415	71,447	601,201	2.51%	1.45%	(10.61%)
Spinnaker Choice
2005	10.574	1,372	14,504	0.01%	1.55%	2.78%

43

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	At December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Income Ratio[14]	Expense Ratio[15]	Total Return[16]
Dreyfus MidCap Stock
Spinnaker & Mainsail
2005	$13.127	1,479,224	$19,417,586	0.03%	1.40%	7.66%
2004	12.193	1,459,796	17,799,339	0.41%	1.40%	12.88%
2003	10.802	1,282,150	13,849,504	0.31%	1.40%	29.89%
2002	8.316	1,032,227	8,583,864	0.30%	1.40%	(13.71%)
2001	9.637	798,746	7,697,687	0.20%	1.40%	(4.61%)
Spinnaker Advisor
2005	12.155	632,585	7,689,094	0.03%	1.45%	7.60%
2004	11.296	811,373	9,165,237	0.40%	1.45%	12.82%
2003	10.012	780,031	7,809,734	0.30%	1.45%	29.82%
2002	7.712	707,712	5,457,717	0.33%	1.45%	(13.76%)
2001	8.942	447,328	3,999,827	0.30%	1.45%	(4.65%)
Dreyfus MidCap Stock
Spinnaker with GMDB
2005	13.083	5	65	0.00%	1.60%	7.44%
Spinnaker Choice
2005	12.177	9,369	114,088	0.00%	1.55%	7.49%
Spinnaker Choice with GMDB
2005	12.136	664	8,061	0.00%	1.75%	7.28%
Dreyfus Quality Bond
Spinnaker & Mainsail
2005	12.903	528,321	6,816,863	3.60%	1.40%	1.06%
2004	12.768	486,878	6,216,345	4.15%	1.40%	1.93%
2003	12.526	381,551	4,779,414	4.01%	1.40%	3.48%
2002	12.105	264,406	3,200,627	5.10%	1.40%	6.27%
2001	11.391	186,670	2,126,288	7.70%	1.40%	5.27%
Spinnaker Advisor
2005	12.492	293,870	3,671,049	3.59%	1.45%	1.01%
2004	12.367	359,839	4,450,281	4.02%	1.45%	1.87%
2003	12.140	446,324	5,418,192	3.95%	1.45%	3.43%
2002	11.737	426,465	5,005,521	5.07%	1.45%	6.22%
2001	11.050	292,769	3,235,114	8.46%	1.45%	5.17%
Dreyfus Socially Responsible
Spinnaker & Mainsail
2005	6.266	440,102	2,757,643	0.00%	1.40%	2.19%
2004	6.132	521,728	3,199,367	0.39%	1.40%	4.73%
2003	5.855	520,059	3,045,079	0.12%	1.40%	24.26%
2002	4.712	471,714	2,222,424	0.23%	1.40%	(29.94%)
2001	6.726	450,769	3,031,702	0.07%	1.40%	(23.68%)
Spinnaker Advisor
2005	5.903	74,955	442,446	0.00%	1.45%	2.13%
2004	5.780	71,622	413,959	0.40%	1.45%	4.69%
2003	5.521	69,524	383,879	0.12%	1.45%	24.19%
2002	4.446	59,992	266,681	0.30%	1.45%	(29.97%)
2001	6.349	37,403	237,453	0.10%	1.45%	(23.71%)
Dreyfus Stock Index
Spinnaker & Mainsail
2005	13.581	611,054	8,298,609	1.44%	1.40%	2.99%
2004	13.187	413,432	5,451,916	1.68%	1.40%	8.81%
2003	12.119	163,869	1,985,882	1.12%	1.40%	21.19%
Spinnaker Advisor
2005	13.563	417,403	5,661,100	1.41%	1.45%	2.94%
2004	13.176	359,654	4,738,784	1.51%	1.45%	8.76%
2003	12.115	259,374	3,142,228	1.03%	1.45%	21.15%

44

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	At December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Income Ratio[14]	Expense Ratio[15]	Total Return[16]
Dreyfus Stock Index (Continued)
Spinnaker with GMDB
2005	$13.535	7	$93	2.43%	1.60%	2.78%
Spinnaker Choice
2005	11.168	18,465	206,214	2.16%	1.55%	2.84%
Spinnaker Choice with GMDB
2005	11.131	1,172	13,048	28.57%	1.75%	2.63%
Dreyfus Technology Growth
Spinnaker & Mainsail
2005	3.874	842,303	3,262,863	0.00%	1.40%	2.35%
2004	3.785	1,054,164	3,989,941	0.00%	1.40%	(0.94%)
2003	3.821	1,125,418	4,300,034	0.00%	1.40%	48.85%
2002	2.567	764,137	1,960,612	0.00%	1.40%	(40.25%)
2001	4.296	632,419	2,716,852	0.00%	1.40%	(34.09%)
Spinnaker Advisor
2005	3.517	161,952	569,601	0.00%	1.45%	2.30%
2004	3.438	187,997	646,364	0.00%	1.45%	(1.01%)
2003	3.473	188,568	654,806	0.00%	1.45%	48.80%
2002	2.334	97,481	227,429	0.00%	1.45%	(40.28%)
2001	3.908	54,801	214,176	0.00%	1.45%	(34.10%)
Federated Capital Income
Spinnaker & Mainsail
2005	13.208	217,177	2,868,486	5.37%	1.40%	4.81%
2004	12.602	252,264	3,178,995	4.56%	1.40%	8.39%
2003	11.626	285,589	3,320,329	6.42%	1.40%	19.00%
2002	9.770	300,824	2,938,890	5.77%	1.40%	(25.01%)
2001	13.028	352,242	4,589,081	3.51%	1.40%	(14.93%)
Spinnaker Advisor
2005	7.889	17,698	139,624	5.08%	1.45%	4.75%
2004	7.531	18,797	141,557	4.02%	1.45%	8.33%
2003	6.952	19,578	136,096	6.54%	1.45%	18.94%
2002	5.845	20,742	121,225	4.76%	1.45%	(25.04%)
2001	7.798	16,926	131,980	0.01%	1.45%	(14.44%)
Spinnaker Choice
2005	11.412	1,467	16,739	1.67%	1.55%	4.66%
Federated High Income Bond
Spinnaker & Mainsail
2005	14.895	330,080	4,916,510	8.68%	1.40%	1.24%
2004	14.713	395,158	5,814,109	7.23%	1.40%	8.92%
2003	13.508	410,718	5,548,087	7.25%	1.40%	20.52%
2002	11.208	385,601	4,321,935	10.24%	1.40%	(0.03%)
2001	11.211	438,228	4,912,873	10.32%	1.40%	0.04%
Spinnaker Advisor
2005	12.209	142,890	1,744,488	8.82%	1.45%	1.19%
2004	12.066	183,641	2,215,789	7.16%	1.45%	8.87%
2003	11.083	190,381	2,110,024	2.18%	1.45%	20.46%
2002	9.201	37,610	346,041	9.13%	1.45%	(0.07%)
2001	9.207	29,559	272,161	0.01%	1.45%	0.23%
Spinnaker Choice
2005	10.821	1,043	11,289	0.00%	1.55%	1.07%

45

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	At December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Income Ratio[14]	Expense Ratio[15]	Total Return[16]
Federated International Equity
Spinnaker & Mainsail
2005	$17.246	148,903	$2,568,030	0.00%	1.40%	7.57%
2004	16.033	177,334	2,843,233	0.00%	1.40%	12.47%
2003	14.255	217,487	3,100,242	0.00%	1.40%	30.03%
2002	10.963	254,400	2,788,711	0.00%	1.40%	(23.84%)
2001	14.394	303,888	4,374,170	13.89%	1.40%	(30.42%)
Fidelity Asset Manager
Spinnaker & Mainsail
2005	11.933	35,420	422,650	2.25%	1.40%	2.61%
2004	11.630	28,191	327,853	1.87%	1.40%	4.00%
2003	11.183	11,609	129,818	0.00%	1.40%	11.83%
Spinnaker Advisor
2005	11.917	10,439	124,402	2.35%	1.45%	2.56%
2004	11.620	8,765	101,849	1.43%	1.45%	3.94%
2003	11.179	1,707	19,082	0.00%	1.45%	11.79%
Fidelity Contrafund
Spinnaker & Mainsail
2005	16.432	1,961,581	32,232,130	0.28%	1.40%	15.32%
2004	14.249	1,980,636	28,222,366	0.33%	1.40%	13.86%
2003	12.514	1,979,136	24,766,390	0.47%	1.40%	26.68%
2002	9.878	2,073,995	20,487,180	0.86%	1.40%	(10.61%)
2001	11.051	2,237,880	24,730,041	0.84%	1.40%	(13.47%)
Spinnaker Advisor
2005	16.269	95,238	1,549,400	0.14%	1.45%	15.26%
2004	14.115	32,897	464,307	0.21%	1.45%	13.81%
2003	12.402	10,518	130,455	0.00%	1.45%	24.02%
Spinnaker Choice
2005	12.788	1,286	16,446	0.00%	1.55%	15.14%
Fidelity Equity Income
Spinnaker & Mainsail
2005	14.455	503,322	7,275,366	1.42%	1.40%	4.40%
2004	13.846	357,159	4,945,108	0.96%	1.40%	9.98%
2003	12.590	130,138	1,638,406	0.00%	1.40%	25.90%
Spinnaker Advisor
2005	14.435	90,145	1,301,272	1.08%	1.45%	4.34%
2004	13.834	44,490	615,479	1.26%	1.45%	9.92%
2003	12.586	25,468	320,523	0.00%	1.45%	25.86%
Spinnaker with GMDB
2005	14.406	5	79	0.00%	1.60%	4.19%
Spinnaker Choice
2005	11.439	10,588	121,111	0.00%	1.55%	4.25%
Spinnaker Choice with GMDB
2005	11.400	883	10,066	0.00%	1.75%	4.04%
Fidelity Growth
Spinnaker & Mainsail
2005	6.712	2,610,038	17,517,489	0.50%	1.40%	4.34%
2004	6.433	2,755,891	17,728,264	0.25%	1.40%	1.93%
2003	6.311	2,605,121	16,439,813	0.25%	1.40%	31.02%
2002	4.817	2,329,179	11,217,708	0.24%	1.40%	(31.08%)
2001	6.989	1,993,324	13,931,718	0.07%	1.40%	(18.82%)

46

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	At December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Income Ratio[14]	Expense Ratio[15]	Total Return[16]
Fidelity Growth (Continued)
Spinnaker Advisor
2005	$6.356	547,916	$3,482,799	0.51%	1.45%	4.27%
2004	6.096	610,545	3,721,464	0.26%	1.45%	1.89%
2003	5.983	597,866	3,576,813	0.26%	1.45%	30.94%
2002	4.569	534,070	2,439,789	0.20%	1.45%	(31.12%)
2001	6.633	281,785	1,868,976	0.04%	1.45%	(18.82%)
Spinnaker with GMDB
2005	6.689	421	2,816	0.49%	1.60%	4.13%
2004	6.424	422	2,714	0.00%	1.60%	3.12%
Spinnaker Choice
2005	10.756	4,372	47,026	0.00%	1.55%	4.17%
Spinnaker Choice with GMDB
2005	10.720	374	4,012	0.00%	1.75%	3.97%
Fidelity Growth & Income
Spinnaker & Mainsail
2005	9.859	786,236	7,751,213	1.52%	1.40%	6.15%
2004	9.288	857,308	7,962,745	0.84%	1.40%	4.32%
2003	8.903	800,380	7,125,955	0.99%	1.40%	22.06%
2002	7.294	576,686	4,206,221	1.27%	1.40%	(17.78%)
2001	8.871	428,048	3,797,257	1.03%	1.40%	(10.02%)
Spinnaker Advisor
2005	9.511	289,827	2,756,482	1.68%	1.45%	6.09%
2004	8.965	366,583	3,286,357	0.88%	1.45%	4.27%
2003	8.598	384,126	3,302,583	1.03%	1.45%	21.99%
2002	7.048	286,443	2,018,548	1.03%	1.45%	(17.81%)
2001	8.575	154,532	1,325,145	0.44%	1.45%	(10.06%)
Spinnaker Choice
2005	11.171	14	152	0.00%	1.55%	5.99%
Fidelity Growth Opportunities
Spinnaker & Mainsail
2005	8.939	693,573	6,199,888	0.95%	1.40%	7.38%
2004	8.325	806,216	6,711,347	0.56%	1.40%	5.70%
2003	7.876	911,889	7,181,818	0.77%	1.40%	28.07%
2002	6.150	942,740	5,790,857	1.09%	1.40%	(22.92%)
2001	7.979	987,350	7,878,542	0.39%	1.40%	(15.56%)
Spinnaker Advisor
2005	7.960	49,201	391,648	1.04%	1.45%	7.32%
2004	7.417	84,307	625,276	0.53%	1.45%	5.66%
2003	7.020	85,118	597,562	0.69%	1.45%	28.01%
2002	5.484	70,291	385,463	1.00%	1.45%	(22.98%)
2001	7.120	36,997	263,419	0.00%	1.45%	(15.36%)
Fidelity Mid-Cap Advisor[1]
Spinnaker & Mainsail
2005	12.183	53,498	651,791	0.00%	1.40%	21.27%
Spinnaker Advisor
2005	12.179	7,738	94,247	0.00%	1.45%	21.23%
Spinnaker Choice
2005	12.171	261	3,173	0.00%	1.55%	21.15%
Fidelity VIP Money Market Service Class[1]
Spinnaker & Mainsail
2005	10.136	152,317	1,543,951	2.93%	1.40%	1.34%
2004	10.002	18,633	186,360	0.12%	1.40%	0.02%

47

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	At December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Income Ratio[14]	Expense Ratio[15]	Total Return[16]
Fidelity VIP Money Market Service Class[1] (Continued)
Spinnaker Advisor
2005	$10.131	69,027	$699,314	2.86%	1.45%	1.30%
2004	10.001	4,600	46,006	0.12%	1.45%	0.01%
Spinnaker with GMDB
2005	10.115	220	2,221	2.93%	1.60%	1.15%
Spinnaker Choice
2005	10.120	2,059	20,841	2.82%	1.55%	1.20%
Franklin Flex Cap Growth Securities[1]
Spinnaker & Mainsail
2005	11.242	12,906	145,084	0.26%	1.40%	11.71%
Franklin Income Securities Fund Class II1
Spinnaker & Mainsail
2005	10.277	159,231	1,636,479	3.91%	1.40%	0.19%
2004	10.257	-	-	0.00%	1.40%	2.57%
Spinnaker Advisor
2005	10.272	37,114	381,227	4.03%	1.45%	0.15%
2004	10.257	-	-	0.00%	1.45%	2.57%
Spinnaker with GMDB
2005	10.255	650	6,666	6.10%	1.60%	(0.01%)
Spinnaker Choice
2005	10.261	10,248	105,156	1.57%	1.55%	0.05%
Spinnaker Choice with GMDB
2005	10.239	618	6,328	0.00%	1.75%	(0.15%)
Franklin Small Mid-Cap Growth Securities[2]
Spinnaker & Mainsail
2005	7.637	1,202,220	9,180,922	0.00%	1.40%	3.34%
2004	7.390	693,543	5,125,413	0.00%	1.40%	9.92%
2003	6.723	690,155	4,640,008	0.00%	1.40%	35.33%
2002	4.968	537,973	2,672,179	0.25%	1.40%	(29.67%)
2001	7.064	464,341	3,280,053	0.39%	1.40%	(16.44%)
Spinnaker Advisor
2005	6.998	192,725	1,348,684	0.00%	1.45%	3.28%
2004	6.776	269,050	1,822,948	0.00%	1.45%	9.88%
2003	6.167	223,380	1,377,593	0.00%	1.45%	35.27%
2002	4.559	158,097	720,700	0.40%	1.45%	(29.71%)
2001	6.486	112,515	729,787	0.35%	1.45%	(16.47%)
Spinnaker Choice
2005	11.121	1,979	22,008	0.00%	1.55%	3.18%
Franklin Small Cap Value Fund[1]
Spinnaker & Mainsail
2005	11.417	49,903	569,725	0.56%	1.40%	13.48%
Spinnaker Advisor
2005	11.413	37,422	427,093	0.40%	1.45%	13.44%
Spinnaker Choice
2005	11.405	4,324	49,320	0.00%	1.55%	13.36%
Franklin U.S. Government
Spinnaker & Mainsail
2005	12.948	655,012	8,481,266	4.20%	1.40%	0.98%
2004	12.822	575,947	7,384,699	4.97%	1.40%	2.04%
2003	12.566	492,680	6,191,158	5.31%	1.40%	0.79%
2002	12.468	365,815	4,560,976	5.06%	1.40%	8.25%
2001	11.518	162,665	1,873,524	6.54%	1.40%	5.90%

48

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	At December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Income Ratio[14]	Expense Ratio[15]	Total Return[16]
Franklin U.S. Government (Continued)
Spinnaker Advisor
2005	$12.476	551,197	$6,876,576	4.36%	1.45%	0.94%
2004	12.360	598,460	7,397,652	4.96%	1.45%	1.98%
2003	12.120	624,784	7,572,688	6.62%	1.45%	0.74%
2002	12.031	689,681	8,297,590	5.35%	1.45%	8.19%
2001	11.120	252,843	2,811,498	0.96%	1.45%	5.47%
Spinnaker Choice
2005	10.349	16,479	170,540	1.65%	1.55%	0.83%
Spinnaker Choice with GMDB
2005	10.315	1,565	16,143	0.00%	1.75%	0.63%
ING JP Morgan Emerging Markets Equity I3
Spinnaker & Mainsail
2005	14.872	163,469	2,431,066	0.71%	1.40%	32.99%
2004	11.183	199,807	2,234,359	0.86%	1.40%	20.02%
2003	9.318	220,067	2,050,522	0.00%	1.40%	45.16%
2002	6.419	243,879	1,565,173	0.00%	1.40%	(10.59%)
2001	7.179	269,862	1,937,425	22.14%	1.40%	(11.34%)
ING Natural Resources
Spinnaker & Mainsail
2005	25.075	106,767	2,677,217	0.04%	1.40%	40.87%
2004	17.800	110,086	1,959,393	1.01%	1.40%	11.10%
2003	16.022	113,256	1,814,604	0.00%	1.40%	28.71%
2002	12.448	125,887	1,566,996	0.17%	1.40%	(3.46%)
2001	12.894	146,306	1,886,458	0.00%	1.40%	(17.12%)
Spinnaker Advisor
2005	21.468	27,035	580,395	0.05%	1.45%	40.80%
2004	15.247	6,868	104,707	0.80%	1.45%	11.04%
2003	13.731	3,147	43,216	0.00%	1.45%	37.31%
J.P. Morgan International Equity
Spinnaker & Mainsail
2005	16.919	428,966	7,257,856	0.79%	1.40%	9.15%
2004	15.500	294,273	4,561,169	0.47%	1.40%	16.73%
2003	13.279	111,176	1,476,331	0.00%	1.40%	32.79%
Spinnaker Advisor
2005	16.897	96,506	1,630,643	0.42%	1.45%	9.10%
2004	15.487	26,271	406,858	0.40%	1.45%	16.66%
2003	13.275	8,405	111,579	0.00%	1.45%	32.75%
Spinnaker with GMDB
2005	16.863	8	132	0.00%	1.60%	8.94%
Spinnaker Choice
2005	12.647	16,810	212,603	0.03%	1.55%	8.99%
Spinnaker Choice with GMDB
2005	12.605	1,444	18,206	0.00%	1.75%	8.78%
J.P. Morgan Mid-Cap Value
Spinnaker & Mainsail
2005	15.812	307,615	4,864,142	0.17%	1.40%	7.70%
2004	14.682	152,691	2,241,825	0.20%	1.40%	19.38%
2003	12.299	42,121	518,055	0.00%	1.40%	22.99%
Spinnaker Advisor
2005	15.791	109,221	1,724,751	0.13%	1.45%	7.64%
2004	14.670	30,830	452,273	0.22%	1.45%	19.32%
2003	12.295	13,268	163,135	0.00%	1.45%	22.95%
Spinnaker Choice
2005	12.313	4,004	49,299	0.00%	1.55%	7.54%

49

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	At December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Income Ratio[14]	Expense Ratio[15]	Total Return[16]
J.P. Morgan US Large Cap Core Equity
Spinnaker & Mainsail
2005	$7.880	417,620	$3,290,769	1.26%	1.40%	(0.05%)
2004	7.884	486,687	3,837,080	0.78%	1.40%	7.96%
2003	7.303	507,522	3,706,234	0.76%	1.40%	26.37%
2002	5.779	524,722	3,032,097	0.05%	1.40%	(25.67%)
2001	7.775	474,747	3,691,389	0.55%	1.40%	(13.15%)
Spinnaker Advisor
2005	7.631	467,924	3,570,828	1.31%	1.45%	(0.10%)
2004	7.639	660,366	5,044,646	0.79%	1.45%	7.91%
2003	7.079	756,835	5,357,848	0.80%	1.45%	26.30%
2002	5.605	932,299	5,225,230	0.05%	1.45%	(25.71%)
2001	7.545	560,828	4,231,594	0.79%	1.45%	(13.18%)
Mutual Shares Securities
Spinnaker & Mainsail
2005	12.666	425,366	5,387,871	0.90%	1.40%	9.02%
2004	11.618	310,569	3,608,245	0.75%	1.40%	11.06%
2003	10.461	184,787	1,933,031	2.15%	1.40%	23.40%
2002	8.477	78,176	662,657	0.08%	1.40%	(15.23%)
Spinnaker Advisor
2005	12.643	51,258	648,060	0.81%	1.45%	8.96%
2004	11.603	32,969	382,531	0.73%	1.45%	11.01%
2003	10.452	29,333	306,587	1.28%	1.45%	23.34%
2002	8.474	14,954	126,717	0.00%	1.45%	(15.26%)
Spinnaker with GMDB
2005	12.624	802	10,125	1.26%	1.60%	8.80%
2004	11.603	238	2,766	0.00%	1.60%	9.16%
Spinnaker Choice
2005	11.886	1,661	19,744	1.11%	1.55%	8.86%
Spinnaker Choice with GMDB
2005	11.847	564	6,676	0.00%	1.75%	8.65%
PIMCO All Asset Portfolio Advisor Shares[1]
Spinnaker & Mainsail
2005	10.427	11,226	117,045	5.73%	1.40%	4.19%
Spinnaker Advisor
2005	10.423	5,200	54,204	4.27%	1.45%	4.15%
PIMCO Commodities Fund Admin Shares[1]
Spinnaker & Mainsail
2005	10.947	86,327	945,040	2.27%	1.40%	10.35%
Spinnaker Advisor
2005	10.944	41,710	456,452	1.94%	1.45%	10.32%
Spinnaker with GMDB
2005	10.933	3	36	2.83%	1.60%	10.21%
Spinnaker Choice
2005	10.936	3,744	40,942	2.59%	1.55%	10.24%
Spinnaker Choice with GMDB
2005	10.921	375	4,091	46.96%	1.75%	10.09%
Pioneer Bond VCT Class I7
Spinnaker & Mainsail
2005	25.381	250,370	6,354,708	9.87%	1.40%	1.20%
2004	25.080	327,632	8,216,969	0.24%	1.40%	2.11%
2003	24.561	394,317	9,684,701	4.10%	1.40%	1.85%
2002	24.116	436,150	10,518,486	5.37%	1.40%	6.29%
2001	22.688	421,088	9,551,976	5.84%	1.40%	5.79%

50

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	At December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Income Ratio[14]	Expense Ratio[15]	Total Return[16]
Pioneer Bond VCT Class I7 (Continued)
Spinnaker Advisor
2005	$12.445	141,769	$1,764,370	9.64%	1.45%	1.15%
2004	12.304	203,752	2,506,919	0.24%	1.45%	2.70%
2003	12.055	246,071	2,966,405	4.00%	1.45%	1.79%
2002	11.843	275,457	3,262,249	6.34%	1.45%	6.24%
2001	11.147	131,682	1,467,888	37.43%	1.45%	5.75%
Pioneer Emerging Markets VCT Class II8
Spinnaker & Mainsail
2005	14.147	21,555	304,935	0.19%	1.40%	35.70%
2004	10.425	3,147	32,807	0.00%	1.40%	4.25%
Spinnaker Advisor
2005	14.139	3,228	45,636	0.14%	1.45%	35.64%
Pioneer Equity Income VCT Class II8
Spinnaker & Mainsail
2005	10.637	480,888	5,115,226	2.48%	1.40%	4.06%
2004	10.222	47,848	489,122	0.77%	1.40%	2.22%
Spinnaker Advisor
2005	10.631	11,713	124,524	2.79%	1.45%	4.00%
2004	10.222	388	3,963	0.89%	1.45%	2.22%
Pioneer Fund VCT Class I9
Spinnaker & Mainsail
2005	50.915	1,564,272	79,644,315	1.31%	1.40%	4.70%
2004	48.628	2,039,802	99,191,453	1.04%	1.40%	6.19%
2003	45.793	2,331,666	106,772,808	0.96%	1.40%	23.05%
2002	37.216	2,530,004	94,139,749	1.02%	1.40%	(26.94%)
2001	50.938	2,838,522	144,588,839	0.71%	1.40%	(10.65%)
Spinnaker Advisor
2005	8.007	110,226	882,608	1.28%	1.45%	4.65%
2004	7.651	164,313	1,257,238	1.00%	1.45%	6.13%
2003	7.209	200,994	1,448,955	1.06%	1.45%	22.98%
2002	5.862	180,497	1,057,906	1.50%	1.45%	(26.97%)
2001	8.027	71,470	573,691	1.87%	1.45%	(10.68%)
Pioneer Growth Opportunities VCT Class I10
Spinnaker & Mainsail
2005	48.006	1,788,116	85,840,023	0.00%	1.40%	5.21%
2004	45.629	2,264,792	103,339,925	0.00%	1.40%	20.62%
2003	37.828	2,497,956	94,493,213	0.00%	1.40%	40.95%
2002	26.837	2,745,739	73,679,365	0.00%	1.40%	(38.54%)
2001	43.664	2,940,540	128,440,487	0.00%	1.40%	17.49%
Spinnaker Advisor
2005	11.290	325,607	3,676,253	0.00%	1.45%	5.15%
2004	10.737	421,047	4,520,708	0.00%	1.45%	20.56%
2003	8.906	442,781	3,943,283	0.00%	1.45%	40.90%
2002	6.321	411,228	2,599,244	0.00%	1.45%	(38.57%)
2001	10.290	271,311	2,791,773	0.00%	1.45%	17.42%
Pioneer High Yield VCT Class II8
Spinnaker & Mainsail
2005	10.141	8,138	82,522	5.20%	1.40%	0.29%
2004	10.112	-	-	0.00%	1.40%	1.12%
Spinnaker Advisor
2005	10.135	1,784	18,082	5.15%	1.45%	0.23%
2004	10.112	-	-	0.00%	1.45%	1.12%

51

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	At December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Income Ratio[14]	Expense Ratio[15]	Total Return[16]
Pioneer Mid-Cap Value VCT Class I11
Spinnaker & Mainsail
2005	$22.859	741,101	$16,941,202	0.30%	1.40%	6.39%
2004	21.487	952,685	20,469,859	0.38%	1.40%	13.62%
2003	18.911	1,105,214	20,900,947	0.31%	1.40%	43.44%
2002	13.184	1,178,069	15,530,624	0.12%	1.40%	(24.98%)
2001	17.573	1,299,715	22,871,273	0.13%	1.40%	(12.02%)
Spinnaker Advisor
2005	9.078	64,279	583,512	0.31%	1.45%	6.34%
2004	8.537	87,945	750,774	0.38%	1.45%	13.57%
2003	7.517	86,349	649,130	0.37%	1.45%	43.65%
2002	5.244	76,956	403,496	0.18%	1.45%	(25.11%)
2001	7.002	39,293	275,123	0.18%	1.45%	(11.94%)
Pioneer Money Market VCT Class I12
Spinnaker & Mainsail
2005	17.491	286,711	5,014,832	2.41%	1.40%	1.05%
2004	17.310	366,057	6,336,281	0.69%	1.40%	(0.71%)
2003	17.434	368,753	6,429,022	0.51%	1.40%	(0.90%)
2002	17.592	404,945	7,124,007	1.52%	1.40%	0.11%
2001	17.572	458,766	8,061,288	3.69%	1.40%	2.35%
Spinnaker Advisor
2005	10.357	98,224	1,017,284	2.34%	1.45%	1.00%
2004	10.254	160,197	1,642,734	0.65%	1.45%	(0.77%)
2003	10.334	316,587	3,271,513	0.51%	1.45%	(0.94%)
2002	10.432	458,796	4,786,422	1.52%	1.45%	0.07%
2001	10.425	495,602	5,166,851	3.69%	1.45%	2.27%
Pioneer Small-Cap Value VCT Class II8
Spinnaker & Mainsail
2005	11.153	229,855	2,563,540	0.00%	1.40%	9.56%
2004	10.180	14,246	145,020	0.00%	1.40%	1.80%
Spinnaker Advisor
2005	11.147	54,401	606,401	0.00%	1.45%	9.51%
2004	10.179	1,734	17,648	0.00%	1.45%	1.79%
Spinnaker with GMDB
2005	11.129	3	29	0.00%	1.60%	9.33%
Spinnaker Choice
2005	11.135	3,803	42,343	0.00%	1.55%	9.40%
Spinnaker Choice with GMDB
2005	11.111	273	3,035	0.00%	1.75%	9.17%
Pioneer Small-Cap Value II VCT Class I13
Spinnaker & Mainsail
2005	22.917	675,901	15,489,898	0.61%	1.40%	13.35%
2004	20.218	862,713	17,442,241	0.00%	1.40%	20.60%
2003	16.764	846,355	14,188,166	0.69%	1.40%	40.80%
2002	11.906	741,022	8,823,169	0.55%	1.40%	(5.89%)
2001	12.651	586,117	7,415,142	1.19%	1.40%	19.47%
Spinnaker Advisor
2005	19.837	251,176	4,982,639	0.58%	1.45%	13.30%
2004	17.509	323,547	5,665,068	0.00%	1.45%	20.54%
2003	14.525	336,088	4,881,757	0.69%	1.45%	40.73%
2002	10.321	292,622	3,020,445	0.52%	1.45%	(5.94%)
2001	10.973	215,910	2,369,145	4.37%	1.45%	19.52%
Spinnaker with GMDB
2005	22.841	87	1,998	0.61%	1.60%	13.12%
2004	20.191	87	1,766	0.00%	1.60%	16.28%

52

Symetra Separate Account C
Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	At December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Income Ratio[14]	Expense Ratio[15]	Total Return[16]
Pioneer Strategic Income VCT Class II8
Spinnaker & Mainsail
2005	$10.237	25,365	$259,657	5.62%	1.40%	1.07%
2004	10.129	-	-	0.00%	1.40%	1.29%
Spinnaker Advisor
2005	10.231	31,103	318,214	5.63%	1.45%	1.01%
2004	10.129	-	-	0.00%	1.45%	1.29%
Spinnaker Choice
2005	10.220	435	4,443	5.69%	1.55%	0.91%
Scudder International A
Spinnaker & Mainsail
2005	17.526	505,855	8,865,389	1.63%	1.40%	14.56%
2004	15.299	603,669	9,235,249	0.78%	1.40%	25.98%
2003	13.314	727,804	9,689,786	0.78%	1.40%	25.98%
2002	10.568	845,620	8,936,094	0.87%	1.40%	(19.51%)
2001	13.129	955,128	12,539,618	0.42%	1.40%	(31.84%)
Spinnaker Advisor
2005	8.247	47,003	387,616	1.76%	1.45%	14.51%
2004	7.202	59,037	425,204	1.32%	1.45%	14.85%
2003	6.271	61,474	385,501	1.69%	1.45%	25.92%
2002	4.980	59,591	296,761	0.80%	1.45%	(19.55%)
2001	6.190	69,114	427,818	0.42%	1.45%	(31.87%)
Scudder Total Return[4]
Spinnaker & Mainsail
2005	21.909	1,050,813	23,021,845	3.15%	1.40%	2.68%
2004	21.338	1,282,085	27,357,121	2.44%	1.40%	16.30%
2003	20.322	1,518,848	30,865,880	2.44%	1.40%	16.30%
2002	17.474	1,681,001	29,371,319	2.83%	1.40%	(16.26%)
2001	20.866	1,803,631	37,634,496	6.71%	1.40%	(7.37%)
Spinnaker Advisor
2005	9.143	291,089	2,661,468	3.09%	1.45%	2.63%
2004	8.909	368,509	3,283,213	1.87%	1.45%	4.95%
2003	8.489	452,475	3,841,251	2.39%	1.45%	16.24%
2002	7.303	443,566	3,239,384	3.06%	1.45%	(16.30%)
2001	8.725	263,098	2,295,653	4.99%	1.45%	(7.41%)
Templeton Developing Markets
Spinnaker & Mainsail
2005	16.710	169,302	2,829,088	1.26%	1.40%	25.66%
2004	13.298	84,718	1,126,554	1.65%	1.40%	22.98%
2003	10.813	78,718	851,211	1.13%	1.40%	50.87%
2002	7.167	44,189	316,689	1.91%	1.40%	(1.54%)
2001	7.279	15,755	114,684	0.94%	1.40%	(9.38%)
Spinnaker Advisor
2005	17.317	67,312	1,165,654	1.09%	1.45%	25.59%
2004	13.788	31,623	436,003	1.84%	1.45%	22.92%
2003	11.217	29,407	329,873	0.48%	1.45%	50.79%
2002	7.439	18,820	139,989	8.96%	1.45%	(1.59%)
2001	7.559	2,853	21,563	0.34%	1.45%	(9.20%)
Spinnaker Choice
2005	15.249	4,004	61,063	0.34%	1.55%	25.48%
Templeton Global Income Sec II1
Spinnaker & Mainsail
2005	9.808	27,212	266,901	6.15%	1.40%	(2.05%)
Spinnaker Advisor
2005	9.805	8,039	78,817	5.23%	1.45%	(2.08%)

53

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	At December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Income Ratio[14]	Expense Ratio[15]	Total Return[16]
Templeton Growth Securities
Spinnaker & Mainsail
2005	$12.715	348,066	$4,425,710	1.13%	1.40%	7.35%
2004	11.844	213,751	2,531,674	1.08%	1.40%	14.41%
2003	10.352	103,265	1,069,023	1.42%	1.40%	30.30%
2002	7.945	30,722	244,076	0.40%	1.40%	(20.55%)
Spinnaker Advisor
2005	12.692	33,757	428,440	1.07%	1.45%	7.30%
2004	11.828	26,974	319,055	1.15%	1.45%	14.35%
2003	10.344	27,037	279,659	1.63%	1.45%	30.24%
2002	7.942	6,178	49,065	0.00%	1.45%	(20.58%)
Spinnaker with GMDB
2005	12.673	659	8,357	1.74%	1.60%	7.14%
2004	11.828	96	1,135	0.00%	1.60%	12.18%
Spinnaker Choice
2005	12.029	3,641	43,793	1.51%	1.55%	7.20%
Spinnaker Choice with GMDB
2005	11.989	558	6,690	0.00%	1.75%	6.99%
Wanger U.S. Smaller Companies
Spinnaker & Mainsail
2005	41.721	15,840	660,882	0.00%	1.40%	9.71%
2004	38.028	18,343	697,561	0.00%	1.40%	16.68%
2003	32.591	23,822	776,383	0.00%	1.40%	41.23%
2002	23.076	30,619	706,540	0.00%	1.40%	(17.97%)
2001	28.130	43,862	1,233,820	0.07%	1.40%	9.84%

  1  The commencement date was April 29, 2005. The 2005 activity is from that date through December 31, 2005, where applicable.

  2  Franklin Small-Mid Cap Growth Securities was known as Franklin Small Cap prior to April 29, 2005.

  3  ING JP Morgan Emerging Markets Equity I was known as ING Emerging Markets prior to December 2, 2005.

  4  Scudder Total Return was known as Scudder Balanced prior to April 29, 2005.

  5  AIM Health Sciences was known as INVESCO Health Sciences prior to October 15, 2004.

  6  AIM Real Estate Fund was known as INVESCO Real Estate prior to April 30, 2004.

  7  Pioneer Bond VCT Class I was known as Safeco RST Bond prior to December 10, 2004.

  8  The commencement date was December 3, 2004. The 2004 activity is from that date through December 31, 2004, where applicable.

  9  Pioneer Fund VCT Class I was known as Safeco RST Core Equity Portfolio prior to December 10, 2004.

  10  Pioneer Growth Opportunities VCT Class I was known as Safeco RST Growth Opportunities prior to December 10, 2004.

  11  Pioneer Mid-Cap Value VCT Class I was known as Safeco RST Multi-Cap Core prior to December 10, 2004.

  12  Pioneer Money Market VCT Class I was known as Safeco RST Money Market Portfolio prior to December 10, 2004.

  13  Pioneer Small-Cap Value II VCT Class I was known as Safeco RST Small Cap Value Portfolio prior to December 10, 2004.

  14  These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying fund, net of fund expenses including management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invest. Accordingly, significant changes in the net assets of the sub-account may cause the Investment Income Ratio to be higher or lower than if the net assets had been constant.

  15  These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

  16  These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

54

Symetra Separate Account C

Notes to Financial Statements

7.  SUBSEQUENT EVENT

In 2006, Separate Account management determined that shares of AIM International Growth Fund Series II and AIM Capital Development Fund Series II (the "Portfolios"), offered as investment options in the variable annuity contract, were purchased and redeemed as Series I shares of the Portfolios. As a result, contract holders who elected to invest in the AIM International Growth Fund Series II shares or the AIM Capital Development Fund Series II shares actually received the AIM International Growth Fund Series I shares or the AIM Capital Development Fund Series I shares. Consequently, the daily 12b-1 fee applicable to Series II shares was not deducted from assets of the Portfolios.

Effective March 15, 2006, the Company began purchasing and redeeming the correct Series II shares of the Portfolios as previously disclosed in the prospectus(es), and only the Series II shares will be available for purchase payment allocations and transfers. Contract holders who have assets invested in Series I shares of the Portfolios prior to March 15, 2006 will continue to hold those assets, however, any allocations made on or after March 15, 2006 will be invested in the Series II shares of the Portfolios and the applicable 12b-1 or service fee will be deducted.

55

Symetra Separate Account C

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Symetra Life Insurance Company and Participants of Symetra Separate Account C

We have audited the accompanying statements of assets and liabilities of Symetra Separate Account C (comprised of the AIM Aggressive Growth, AIM Capital Appreciation II, AIM Capital Development, AIM Growth, AIM Health Sciences, AIM International Growth, AIM Real Estate Fund, American Century Balanced, American Century Inflation Protection, American Century International, American Century Large Company Value, American Century Ultra, American Century Value, Dreyfus Appreciation, Dreyfus MidCap Stock, Dreyfus Quality Bond, Dreyfus Socially Responsible, Dreyfus Stock Index, Dreyfus Technology Growth, Federated Capital Income, Federated High Income Bond, Federated International Equity, Fidelity Asset Manager, Fidelity Contrafund, Fidelity Equity Income, Fidelity Growth, Fidelity Growth & Income, Fidelity Growth Opportunities, Fidelity Mid-Cap Advisor, Fidelity VIP Money Market Service Class, Franklin Flex Cap Growth Securities, Franklin Income Securities Fund Class II, Franklin Small-Mid Cap Growth Securities, Franklin Small Cap Value Fund, Franklin U.S. Government, ING JP Morgan Emerging Markets Equity I, ING Natural Resources, J.P. Morgan International Equity, J.P. Morgan Mid-Cap Value, J.P. Morgan US Large Cap Core Equity, Mutual Shares Securities, PIMCO All Asset Portfolio Advisor Shares, PIMCO Commodities Fund Admin Shares, Pioneer Bond VCT Class I, Pioneer Emerging Markets VCT Class II, Pioneer Equity Income VCT Class II, Pioneer Fund VCT Class I, Pioneer Growth Opportunities VCT Class I, Pioneer High Yield VCT Class II, Pioneer Mid-Cap Value VCT Class I, Pioneer Money Market VCT Class I, Pioneer Small-Cap Value VCT Class II, Pioneer Small-Cap Value II VCT Class I, Pioneer Strategic Income VCT Class II, Scudder International A, Scudder Total Return, Templeton Developing Markets, Templeton Global Income Sec II, Templeton Growth Securities, and Wanger U.S. Smaller Companies sub-accounts) ("the Separate Account") as of December 31, 2005, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts comprising Symetra Separate Account C at December 31, 2005, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Seattle, Washington
March 17, 2006

56

SYMETRA SEPARATE ACCOUNT C

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

a.               Financial Statements The following audited financial statements of Symetra Separate Account C and Symetra Life Insurance Company (“Symetra Life”) are included in the Statement of Additional Information of this Registration Statement:

1.               The most recent audited financial statements of the Separate Account as of December 31, 2005 and for each of the years or periods presented.

2.               The consolidated financial statements of Symetra Life Insurance Company and Subsidiaries as of December 31, 2005 and for each of the years in the three-year period ended December 31, 2005.

b.              Exhibits

Exhibit	Description	Reference

1	Resolution of Board of Directors of the Symetra Life authorizing the Separate Account	(1)

2	Not Applicable

3	(i) Principal Underwriter’s Agreement Amendment to Principal Underwriter’s Agreement (ii) Form of Broker-Dealer Selling Agreement	(1) Filed Herewith (12)

4.	(i) Individual Flexible Premium Deferred Variable Annuity Contract. (ii) Earnings Enhancement Benefit Rider (iii) Minimum Guaranteed Death Benefit – Annual Reset Rider	(15) (10) (10)

5.	Application for Annuity Contract.	(14)

6.	(i) Copy of Articles of Incorporation of Symetra as amended 11/26/90. Amendment to Articles of Incorporation of Symetra dated 9/1/04 (ii) Copy of the Bylaws of Symetra as amended 6-4-04	(1) (16) (16)

7.	Form of Reinsurance Agreement	(11)

8.	Participation Agreement (Fidelity VIP I & II)	(5)
	Form of Sub-Licensing Agreement	(5)
	Amendment No. 1 to Participation Agreement (VIP I)	(12)
	Amendment No. 1 to Participation Agreement (VIP II)	(12)

	Form of Participation Agreement (Fidelity VIP III)	(4)
	Amendment No. 1 to Participation Agreement (VIP III)	(12)

	Participation Agreement (Lexington/ING))	(3)

	Participation Agreement (ACVP)	(9)
	Amendment No. 1 to Participation Agreement	(9)
	Amendment No. 2 to Participation Agreement	(9)
	Amendment No. 3 to Participation Agreement	(9)
	Form of Amendment No. 4 to Participation Agreement	(13)
	Form of Amendment No. 5 to Participation Agreement	(17)

Exhibit	Description	Reference
	Participation Agreement (AIM/INVESCO)	(9)
	Form of Amendment No. 1 to Participation Agreement	(13)

	Form of Participation Agreement (Dreyfus)	(8)
	Amendment No. 1 to Participation Agreement	(13)

	Participation Agreement (Franklin Templeton)	(9)
	Amendment No. 1 to Participation Agreement	(9)
	Amendment No. 2 to Participation Agreement	(9)
	Amendment No. 3 to Participation Agreement	(16)
	Amendment No. 4 to Participation Agreement	(16)
	Amendment No. 5 to Participation Agreement	(17)

	Form of Participation Agreement (J.P. Morgan)	(8)
	Amendment No. 1 to Participation Agreement	(13)

	Participation Agreement (Federated)	(3)
	Amendment to Participation Agreement	(9)
	Amendment No. 2 to Participation Agreement	(12)

	Participation Agreement (Scudder)	(2)
	Reimbursement Agreement (Scudder)	(2)
	Participating Contract and Policy Agreement (Scudder)	(2)
	Services Agreement (Scudder)	(6)
	Letter Amendment to Participation Agreement	(12)

	Form of Participation Agreement (Pioneer)	(16)
	Amendment to Participation Agreement (Pioneer)	(18)

	Form of Participation Agreement (PIMCO)	(17)

9.	Opinion and Consent of Counsel	(7)

10.	Consent of Ernst and Young LLP, Independent Registered Public Accounting Firm	Filed Herewith

11.	Not Applicable

12.	Not Applicable

(1)	Incorporated by reference to registration statement of Symetra Separate Account C filed on Form N-4, filed with the Securities and Exchange Commission on June 16, 1995 (File No. 33-60331).

(2)	Incorporated by reference to Registrant’s Post-Effective No. 3 to Form N-4 registration statement of Symetra Separate Account C filed with the SEC on December 29, 1995 (File No. 33-69712).

(3)

Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to Form N-4 registration statement of Symetra Separate Account C Amendment filed with the SEC on April 29, 1996 (File No. 33-69712).

(4)	Incorporated by reference to Pre-Effective Amendment No. 2 to Form S-6 registration statement of Symetra Separate Account SL filed with the SEC on October 28, 1997 (File No. 333-30329).

(5)	Incorporated by reference to Post-Effective Amendment No. 14 to Form S-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 1997 (File No. 33-10248).

Exhibit	Description	Reference
(6)	Incorporated by reference to Post-Effective Amendment No. 6 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on April 30, 1998 (File No. 33-69712).

(7)	Incorporated by reference to Post-Effective Amendment No. 9 on Form N-4 registration Statement of Symetra Separate Account C filed with the SEC on April 30, 1999 (File No. 33-69712).

(8)	Incorporated by reference to Post-Effective Amendment No. 10 on Form N-4 registration Statement of Symetra Separate Account C filed with the SEC on or about April 28, 2000 (File No. 33-69712).

(9)	Incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 registration Statement of Symetra Separate Account SL filed with the SEC on April 30, 2002 (File No. 333-30329).

(10)	Incorporated by reference to registration Statement on Form N-4 of Symetra Separate Account C filed with the SEC on December 16, 2003 (File No. 333-111216).

(11)	Incorporated by reference to Post-Effective Amendment No. 12 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on April 30, 2002 (File No. 33-69712).

(12)	Incorporated by reference to Post-Effective Amendment No. 22 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on December 19, 2002 (File No. 333-30329).

(13)	Incorporated by reference to Post-Effective Amendment No. 26 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 2003 (File No. 333-30329).

(14)	Incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on April 30, 2004 (File No. 333-111216).

(15)	Incorporated by reference to Post-Effective Amendment No. 16 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on April 30, 2004 (File No. 33-69712).

(16)	Incorporated by reference to Post-Effective Amendment No. 17 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on December 1, 2004 (File No. 33-69712).

(17)	Incorporated by reference to Post-Effective Amendment No. 30 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on April 29, 2005 (File No. 333-30329).

(18)	Incorporated by reference to Post-Effective Amendment No. 22 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on March 20, 2006 (File No. 33-69712).

Item 25. Directors and Officers of the Depositor

Set forth below is a list of each director and officer of Symetra Life Insurance Company (“Symetra Life”) who is engaged in activities relating to Symetra Separate Account C or the variable annuity contracts offered through Symetra Separate Account C.

Name	Positions with Symetra	Principal Business Address
Randall H. Talbot	Director, President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Roger F. Harbin	Director, Executive Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Allyn D. Close	Director, Senior Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

George C. Pagos	Director, Vice President, General Counsel and Secretary	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Jennifer V. Davies	Director, Senior Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Margaret A. Meister	Director, Chief Financial Officer, Executive Vice President and Chief Actuary	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Colleen M. Murphy	Vice President, Controller, Treasurer and Assistant Secretary	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Jon David Parker	Assistant Vice President and Senior Actuary	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Jean B. Liebmann	Actuary	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Michele M. Kemper	Vice President and Chief Compliance Officer of the Separate Account	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Item 26. Persons Controlled By or Under Common Control With the Depositor or Registrant

No person is directly or indirectly controlled by Symetra Separate Account C (“Registrant”). Symetra Life Insurance Company (“Symetra Life”) established Registrant by resolution of its Board of Directors pursuant to Washington law. Symetra Life is a wholly owned subsidiary of Symetra Financial Corporation. Symetra Financial Corporation is organized under Delaware law and Symetra Life is organized under Washington law. All subsidiaries are included in consolidated financial statements. In addition, Symetra Life files a separate financial statement in connection with its issuance of products associated with its registration statement. Following is the organizational chart of Symetra Financial Corporation.

Name	Ownership	State of Incorporation	Business
Symetra Financial Corporation	Holding Company	DE	Insurance Holding Company
Symetra Life Insurance Company	100% Symetra Financial Corporation	WA	Life Insurance Company
Symetra National Life Insurance Company	100% Symetra Life Insurance Company	WA	Life Insurance Company
First Symetra National Life Insurance Company of New York	100% Symetra Life Insurance Company	NY	Life Insurance Company
Symetra Assigned Benefits Service Company	100% Symetra Financial Corporation	WA	Structured Settlements
Symetra Administrative Services, Inc.	100% Symetra Financial Corporation	WA	Holding Company
Employee Benefit Consultants, Inc.	100% Symetra Administrative Services, Inc.	WI	Third Party Administrator
Wisconsin Pension and Group Services, Inc.	100% Symetra Administrative Services, Inc.	WI	Insurance Agency

Symetra Securities, Inc.	100% Symetra Financial Corporation	WA	Broker Dealer/ Underwriter
Symetra Services Corporation	100% Symetra Financial Corporation	WA	Administrative Services
Symetra Investment Services, Inc.	100% Symetra Financial Corporation	WA	Broker Dealer
TFS Training & Consulting, Inc.	100% Symetra Financial Corporation	WA	Training and Consulting
Clearscape Funding Corporation	100% Symetra Financial Corporation	WA	Structured Settlements Factoring

Item 27. Number of Contract Owners

As of March 31, 2006, there were 44,478 Contract Owners under the Registrant.

Item 28. Indemnification

Under its Bylaws, Symetra Life, to the full extent permitted by the Washington Business Corporation Act, shall indemnify any person who was or is a party to any proceeding (whether brought by or in the right of Symetra Life or otherwise) by reason of the fact that he or she is or was a director of Symetra Life, or, while a director of Symetra Life, is or was serving at the request of Symetra Life as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by him or her in connection with such proceeding.

Symetra Life shall extend such indemnification as is provided to directors above to any person, not a director of Symetra Life, who is or was an officer of Symetra Life or is or was serving at the request of Symetra Life as a director, officer, partner, trustee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan. In addition, the Board of Directors of Symetra Life may, by resolution, extend such further indemnification to an officer or such other person as it may seem fair and reasonable in view of all relevant circumstances.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Symetra Life pursuant to such provisions of the bylaws or statutes or otherwise, Symetra Life has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Symetra Life of expenses incurred or paid by a director, officer or controlling person of Symetra Life in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the contracts issued by the Separate Account, Symetra Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

a.                           Symetra Securities, Inc., the principal underwriter for the contracts, also acts as the principal underwriter for Symetra Life’s Individual Flexible Premium Variable Life Insurance Policies and Group Variable Annuity Contracts.

b.                          The following information is provided for each officer and director of the principal underwriter:

Name	Positions and Offices with Underwriter	Principal Business Address
Linda C. Mahaffey	Director and President	777 108th Ave NE, Suite 1200 Bellevue, WA 98004

Roger F. Harbin	Director, Senior Vice President	777 108th Ave NE, Suite 1200 Bellevue, WA 98004

Joanne Salisbury	Vice President, Controller, Treasurer, Financial Principal	777 108th Ave NE, Suite 1200 Bellevue, WA 98004

Allyn D. Close	Director	777 108th Ave NE, Suite 1200 Bellevue, WA 98004

Michael F. Murphy	Chief Compliance Officer	777 108th Ave NE, Suite 1200 Bellevue, WA 98004

Scott L. Bartholomaus	Vice President	777 108th Ave NE, Suite 1200 Bellevue, WA 98004

c.                           During the fiscal year ended December 31, 2005, Symetra Securities, Inc., received $6,492,098 in commissions for the distribution of certain annuity contracts sold in connection with Registrant of which no payments were retained. Symetra Securities, Inc. did not receive any other compensation in connection with the sale of Registrant’s contracts.

Item 30. Location of Accounts and Records

Symetra Life Insurance Company at 777 108th Avenue NE, Suite 1200, Bellevue, Washington 98004 maintains physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

Item 31. Management Services

Not Applicable

Item 32. Undertakings

1.                                       The Registrant hereby undertakes to:

a.                             File a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

b.                            Include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

c.                             Deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Representations

1.                                       Registrant hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

a.                             Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

b.                            Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

c.                             Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

d.                            Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant’s understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer’s Section 403(b) arrangement to which the participant may elect to transfer his contract value.

2.                                       Symetra Life represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Symetra Life.

3.                                       In connection with the offer of Registrant’s Contracts to Participants in the Texas Optional Retirement Program, Registrant represents it is relying upon Rule 6c-7 under the Investment Company Act of 1940 and that subparagraphs (a)-(d) of Rule 6c-7 have been complied with as of the effective date of Registrant’s Post-Effective Amendment No. 17.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Bellevue, and State of Washington on this 28th day of April, 2006.

Symetra Separate Account C
Registrant

By:	Symetra Life Insurance Company

By:	RANDALL H. TALBOT*
Randall H. Talbot, President

Symetra Life Insurance Company
Depositor

By:	RANDALL H. TALBOT*
Randall H. Talbot, President

Pursuant to the requirement of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the dates indicated. Those signatures with an asterisk indicate that the signature was supplied by a duly appointed attorney-in-fact under a valid Power of Attorney which is incorporated by reference to Post-Effective Amendment No. 22 to Form N-4 registration statement of Symetra Separate Account C filed with the SEC on March 20, 2006 (File No. 33-69712).

NAME	TITLE

Allyn D. Close *	Director
Allyn D. Close

Jennifer V. Davies *	Director
Jennifer V. Davies

Roger F. Harbin *	Director and Executive Vice President
Roger F. Harbin

Margaret A. Meister *	Director, Chief Financial Operator, Executive Vice
Margaret A. Meister	President and Chief Actuary

Colleen M. Murphy *	Vice President, Controller, Treasurer and
Colleen M. Murphy	Assistant Secretary

/s/ George C. Pagos	Director, Vice President, General Counsel and
George C. Pagos	Secretary

Randall H. Talbot *	Director and President
Randall H. Talbot